UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Semiannual Report

September 30, 2009

Columbia Asset Allocation Fund II

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements

Investment Portfolio	5

Statement of Assets and Liabilities	16

Statement of Operations	17

Statement of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	24

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. In the third quarter, the S&P 500 Index1 was up 15.61%. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 4 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Fund Profile – Columbia Asset Allocation Fund II

Summary

■  For the six-month period that ended September 30, 2009, the fund's Class A shares returned 25.22% without sales charge. The fund's benchmarks, the Russell 1000 Index and the Barclays Capital Aggregate Bond Index, returned 35.22% and 5.59%, respectively, for the period.1 The average return of the fund's peer group, the Lipper Mixed-Asset Target Allocation Growth Funds Classification2, was 28.84%. The fund's equity portfolio performed roughly in line with its Russell benchmark, while the fixed-income portfolio came out ahead of the Barclays benchmark. We believe that the fund's focus on quality may have hampered returns versus the peer group, as both lower-quality stocks and bonds led the rally.

■  Stocks rebounded sharply, buoyed by hopes that an economic recovery would be fueled by unprecedented fiscal and monetary stimulus. In this environment, financials, industrials and materials did particularly well. Among the top contributors to the fund's positive performance were Wells Fargo (0.8% of net assets), a diversified bank benefiting from the market turnaround, and, within materials, Ashland (0.4% of net assets), whose products include chemicals, plastics and Valvoline motor oil. In the industrials sector, R.R. Donnelley & Sons (0.4% of net assets), a full-service printing company, also rallied nicely, driven by expectations for a pick-up in advertising. Consumer discretionary stocks detracted from returns, largely because the fund did not own the lower-quality sector leaders. Disappointments included consumer discretionary Apollo Group (0.1% of net assets), a for-profit education company.

■  Bonds rallied, led by high-yield and investment grade corporate issues. The fixed income portfolio gained from having a larger stake than the Barclays index in sectors with a yield advantage over Treasuries. In the corporate sector, where we increased holdings, bonds from the insurance, real estate investment trust, natural gas, financials and banking segments produced especially strong returns. Exposure to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and collateralized mortgage obligations (CMOs) further aided returns. Being slightly more sensitive than the Barclays index to interest rate changes hampered relative performance as yields rose modestly higher.

■  In an environment of continued uncertainty about the economy, we plan to stay with our long-term strategies. We use a disciplined, quantitative approach to stock selection, seeking to identify opportunities on the basis of quality, valuation, growth potential and other factors. On the fixed-income side, we expect to preserve the fund's bias toward sectors with a yield advantage over Treasuries, particularly corporate bonds, high quality ABS and government agency guaranteed mortgage bonds.

1The Russell 1000 Index tracks the performance of 1,000 of the largest U.S. companies based on market capitalization. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+25.22%

Class A shares (without sales charge)

+35.22%

Russell 1000 Index

+5.59%

Barclays Capital Aggregate Bond Index

1

Fund Profile (continued) – Columbia Asset Allocation Fund II

Portfolio Management

Anwiti Bahuguna, PhD has co-managed the fund since 2009 and has been with the advisor or its predecessors since 2002.

Colin Moore has co-managed the fund since 2009 and has been with the advisor or its predecessors since 2002.

Kent M. Peterson, PhD has co-managed the fund since 2009 and has been with the advisor or its predecessors since January 2006.

Marie M. Schofield has co-managed the fund since 2009 and has been with the advisor or its predecessors since 1990.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

2

Performance Information – Columbia Asset Allocation Fund II

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	11,427	10,771
Class B	10,586	10,586
Class C	10,586	10,586
Class Z	11,698	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Asset Allocation Fund II during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Inception	01/18/94		07/15/98		11/11/96		05/21/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	25.22	18.04	24.78	19.78	24.87	23.87	25.44
1-year	1.30	–4.53	0.56	–4.38	0.61	–0.38	1.56
5-year	1.67	0.48	0.92	0.54	0.94	0.94	1.92
10-year	1.34	0.75	0.57	0.57	0.57	0.57	1.58

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.35
Class B	2.10
Class C	2.10
Class Z	1.10

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	19.72
Class B	19.56
Class C	19.55
Class Z	19.68

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.22
Class B	0.16
Class C	0.16
Class Z	0.25

3

Understanding Your Expenses – Columbia Asset Allocation Fund II

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,252.19	1,018.95	6.89	6.17	1.22
Class B	1,000.00	1,000.00	1,247.78	1,015.19	11.10	9.95	1.97
Class C	1,000.00	1,000.00	1,248.68	1,015.19	11.11	9.95	1.97
Class Z	1,000.00	1,000.00	1,254.40	1,020.21	5.48	4.91	0.97

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Asset Allocation Fund II

September 30, 2009 (Unaudited)

Common Stocks – 62.8%
	Shares	Value ($)
Consumer Discretionary – 6.3%
Automobiles – 0.1%
Ford Motor Co. (a)	12,000	86,520
Automobiles Total		86,520
Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)	700	51,569
Diversified Consumer Services Total		51,569
Hotels, Restaurants & Leisure – 0.9%
Carnival Corp. (a)	3,000	99,840
Chipotle Mexican Grill, Inc., Class A (a)	2,100	203,805
Darden Restaurants, Inc.	4,000	136,520
McDonald's Corp.	6,300	359,541
Starbucks Corp. (a)	2,200	45,430
Hotels, Restaurants & Leisure Total		845,136
Household Durables – 0.6%
Garmin Ltd.	10,900	411,366
Leggett & Platt, Inc.	6,200	120,280
Whirlpool Corp.	400	27,984
Household Durables Total		559,630
Internet & Catalog Retail – 0.1%
NetFlix, Inc. (a)	1,600	73,872
Internet & Catalog Retail Total		73,872
Leisure Equipment & Products – 0.0%
Mattel, Inc.	1,100	20,306
Leisure Equipment & Products Total		20,306
Media – 1.4%
Comcast Corp., Class A	16,100	271,929
DIRECTV Group, Inc. (a)	16,200	446,796
DISH Network Corp., Class A (a)	4,500	86,670
McGraw-Hill Companies, Inc.	4,400	110,616
Time Warner, Inc.	2,100	60,438
Viacom, Inc., Class B (a)	1,900	53,276
Walt Disney Co.	11,000	302,060
Media Total		1,331,785
Multiline Retail – 0.8%
Dollar Tree, Inc. (a)	100	4,868
J.C. Penney Co., Inc.	5,000	168,750
Kohl's Corp. (a)	1,500	85,575
Nordstrom, Inc.	6,200	189,348
Sears Holdings Corp. (a)	300	19,593
Target Corp.	7,600	354,768
Multiline Retail Total		822,902

	Shares	Value ($)
Specialty Retail – 2.0%
Aeropostale, Inc. (a)	3,300	143,451
Barnes & Noble, Inc.	600	13,332
Bed Bath & Beyond, Inc. (a)	500	18,770
Best Buy Co., Inc.	600	22,512
Gap, Inc.	21,500	460,100
Guess ?, Inc.	3,000	111,120
Home Depot, Inc.	18,300	487,512
Limited Brands, Inc.	1,500	25,485
Lowe's Companies, Inc.	5,400	113,076
Ross Stores, Inc.	3,000	143,310
Sherwin-Williams Co.	700	42,112
TJX Companies, Inc.	8,900	330,635
Specialty Retail Total		1,911,415
Textiles, Apparel & Luxury Goods – 0.3%
Coach, Inc.	1,800	59,256
Polo Ralph Lauren Corp.	3,100	237,522
Textiles, Apparel & Luxury Goods Total		296,778
Consumer Discretionary Total		5,999,913
Consumer Staples – 6.7%
Beverages – 1.3%
Brown-Forman Corp., Class B	1,500	72,330
Coca-Cola Co.	11,400	612,180
Pepsi Bottling Group, Inc.	800	29,152
PepsiCo, Inc.	9,500	557,270
Beverages Total		1,270,932
Food & Staples Retailing – 0.7%
CVS Caremark Corp.	1,600	57,184
Safeway, Inc.	1,000	19,720
Sysco Corp.	3,500	86,975
Wal-Mart Stores, Inc.	9,200	451,628
Whole Foods Market, Inc. (a)	200	6,098
Food & Staples Retailing Total		621,605
Food Products – 1.1%
Archer-Daniels-Midland Co.	5,600	163,632
Campbell Soup Co.	5,700	185,934
ConAgra Foods, Inc.	2,000	43,360
Del Monte Foods Co.	9,500	110,010
General Mills, Inc.	3,000	193,140
H.J. Heinz Co.	1,100	43,725
Kellogg Co.	2,500	123,075
Kraft Foods, Inc., Class A	6,400	168,128
Food Products Total		1,031,004

See Accompanying Notes to Financial Statements.

5

Columbia Asset Allocation Fund II

September 30, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Household Products – 1.6%
Colgate-Palmolive Co.	2,000	152,560
Kimberly-Clark Corp.	6,200	365,676
Procter & Gamble Co.	16,700	967,264
Household Products Total		1,485,500
Personal Products – 0.3%
Avon Products, Inc.	1,100	37,356
Estee Lauder Companies, Inc., Class A	100	3,708
Herbalife Ltd.	3,800	124,412
Mead Johnson Nutrition Co., Class A	3,500	157,885
Personal Products Total		323,361
Tobacco – 1.7%
Altria Group, Inc.	26,200	466,622
Lorillard, Inc.	4,400	326,920
Philip Morris International, Inc.	16,600	809,084
Reynolds American, Inc.	1,000	44,520
Tobacco Total		1,647,146
Consumer Staples Total		6,379,548
Energy – 7.1%
Energy Equipment & Services – 0.3%
ENSCO International, Inc.	800	34,032
Exterran Holdings, Inc. (a)	400	9,496
National Oilwell Varco, Inc. (a)	1,900	81,947
Patterson-UTI Energy, Inc.	800	12,080
SEACOR Holdings, Inc. (a)	1,200	97,956
Energy Equipment & Services Total		235,511
Oil, Gas & Consumable Fuels – 6.8%
Alpha Natural Resources, Inc. (a)	4,400	154,440
Anadarko Petroleum Corp.	3,500	219,555
Apache Corp.	6,700	615,261
Chevron Corp.	14,700	1,035,321
ConocoPhillips	8,500	383,860
Consol Energy, Inc.	6,900	311,259
Devon Energy Corp.	1,700	114,461
Encore Acquisition Co. (a)	100	3,740
EOG Resources, Inc.	6,400	534,464
Exxon Mobil Corp.	24,700	1,694,667
Marathon Oil Corp.	4,000	127,600
Massey Energy Co.	1,000	27,890
Murphy Oil Corp.	1,100	63,327
Newfield Exploration Co. (a)	1,000	42,560
Occidental Petroleum Corp.	1,800	141,120
Peabody Energy Corp.	7,100	264,262
Southwestern Energy Co. (a)	400	17,072

	Shares	Value ($)
Sunoco, Inc.	9,400	267,430
Tesoro Corp.	8,200	122,836
Valero Energy Corp.	2,900	56,231
XTO Energy, Inc.	7,100	293,372
Oil, Gas & Consumable Fuels Total		6,490,728
Energy Total		6,726,239
Financials – 9.7%
Capital Markets – 2.1%
Ameriprise Financial, Inc.	3,100	112,623
Bank of New York Mellon Corp.	3,300	95,667
BlackRock, Inc., Class A	192	41,629
Federated Investors, Inc., Class B	500	13,185
Franklin Resources, Inc.	900	90,540
Goldman Sachs Group, Inc.	3,800	700,530
Jefferies Group, Inc. (a)	600	16,338
Morgan Stanley	12,700	392,176
State Street Corp.	2,300	120,980
T. Rowe Price Group, Inc.	2,200	100,540
TD Ameritrade Holding Corp. (a)	15,000	294,300
Capital Markets Total		1,978,508
Commercial Banks – 1.3%
BB&T Corp.	7,300	198,852
Comerica, Inc.	800	23,736
Fifth Third Bancorp.	11,800	119,534
PNC Financial Services Group, Inc.	200	9,718
SunTrust Banks, Inc.	2,000	45,100
U.S. Bancorp	4,000	87,440
Wells Fargo & Co.	28,300	797,494
Commercial Banks Total		1,281,874
Consumer Finance – 0.7%
American Express Co.	6,200	210,180
AmeriCredit Corp. (a)	4,300	67,897
Discover Financial Services	20,200	327,846
SLM Corp. (a)	5,800	50,576
Consumer Finance Total		656,499
Diversified Financial Services – 1.6%
Citigroup, Inc.	77,300	374,132
JPMorgan Chase & Co.	26,100	1,143,702
Diversified Financial Services Total		1,517,834
Insurance – 2.3%
AFLAC, Inc.	2,700	115,398
Allied World Assurance Holdings Ltd.	2,500	119,825
Allstate Corp.	200	6,124
American Financial Group, Inc.	7,100	181,050

See Accompanying Notes to Financial Statements.

6

Columbia Asset Allocation Fund II

September 30, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Aspen Insurance Holdings Ltd.	500	13,235
Axis Capital Holdings Ltd.	4,100	123,738
Chubb Corp.	800	40,328
CNA Financial Corp. (a)	5,000	120,700
Genworth Financial, Inc., Class A	6,400	76,480
Hartford Financial Services Group, Inc.	200	5,300
PartnerRe Ltd.	800	61,552
Principal Financial Group, Inc.	1,200	32,868
Protective Life Corp.	6,400	137,088
Prudential Financial, Inc.	6,000	299,460
Reinsurance Group of America, Inc.	5,800	258,680
Transatlantic Holdings, Inc.	5,200	260,884
Travelers Companies, Inc.	3,300	162,459
Unum Group	10,900	233,696
Insurance Total		2,248,865
Real Estate Investment Trusts (REITs) – 1.5%
Annaly Capital Management, Inc.	9,300	168,702
Chimera Investment Corp.	2,400	9,168
Digital Realty Trust, Inc.	4,400	201,124
HCP, Inc.	300	8,622
Hospitality Properties Trust	500	10,185
HRPT Properties Trust	60,400	454,208
Liberty Property Trust	4,000	130,120
Nationwide Health Properties, Inc.	1,100	34,089
Public Storage	700	52,668
Simon Property Group, Inc.	3,100	215,233
Ventas, Inc.	3,800	146,300
Real Estate Investment Trusts (REITs) Total		1,430,419
Real Estate Management & Development – 0.1%
Forest City Enterprises, Inc., Class A	4,800	64,176
Real Estate Management & Development Total		64,176
Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	5,900	77,585
Thrifts & Mortgage Finance Total		77,585
Financials Total		9,255,760
Health Care – 8.0%
Biotechnology – 1.0%
Amgen, Inc. (a)	8,000	481,840
Biogen Idec, Inc. (a)	3,700	186,924
Gilead Sciences, Inc. (a)	5,700	265,506
Biotechnology Total		934,270

	Shares	Value ($)
Health Care Equipment & Supplies – 0.6%
Baxter International, Inc.	3,000	171,030
Hospira, Inc. (a)	1,200	53,520
Kinetic Concepts, Inc. (a)	4,200	155,316
Medtronic, Inc.	5,900	217,120
Health Care Equipment & Supplies Total		596,986
Health Care Providers & Services – 1.8%
CIGNA Corp.	3,400	95,506
Coventry Health Care, Inc. (a)	800	15,968
Health Management Associates, Inc., Class A (a)	700	5,243
Lincare Holdings, Inc. (a)	800	25,000
McKesson Corp.	6,000	357,300
Medco Health Solutions, Inc. (a)	9,800	542,038
Quest Diagnostics, Inc.	900	46,971
Tenet Healthcare Corp. (a)	700	4,116
UnitedHealth Group, Inc.	16,500	413,160
Universal Health Services, Inc., Class B	900	55,737
WellPoint, Inc. (a)	2,800	132,608
Health Care Providers & Services Total		1,693,647
Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc. (a)	2,500	109,175
Life Sciences Tools & Services Total		109,175
Pharmaceuticals – 4.5%
Abbott Laboratories	8,200	405,654
Bristol-Myers Squibb Co.	13,500	304,020
Eli Lilly & Co.	5,800	191,574
Endo Pharmaceuticals Holdings, Inc. (a)	8,000	181,040
Forest Laboratories, Inc. (a)	8,500	250,240
Johnson & Johnson	15,700	955,973
Merck & Co., Inc.	12,000	379,560
Mylan, Inc. (a)	3,900	62,439
Pfizer, Inc.	58,200	963,210
Schering-Plough Corp.	9,300	262,725
Sepracor, Inc. (a)	3,900	89,310
Wyeth	5,600	272,048
Pharmaceuticals Total		4,317,793
Health Care Total		7,651,871
Industrials – 6.5%
Aerospace & Defense – 1.9%
Boeing Co.	200	10,830
General Dynamics Corp.	2,000	129,200
Goodrich Corp.	2,000	108,680
Honeywell International, Inc.	6,400	237,760

See Accompanying Notes to Financial Statements.

7

Columbia Asset Allocation Fund II

September 30, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
ITT Corp.	2,200	114,730
Lockheed Martin Corp.	2,400	187,392
Northrop Grumman Corp.	1,000	51,750
Raytheon Co.	9,900	474,903
United Technologies Corp.	7,600	463,068
Aerospace & Defense Total		1,778,313
Air Freight & Logistics – 0.3%
C.H. Robinson Worldwide, Inc.	500	28,875
United Parcel Service, Inc., Class B	3,900	220,233
Air Freight & Logistics Total		249,108
Commercial Services & Supplies – 0.6%
Brink's Co.	800	21,528
R.R. Donnelley & Sons Co.	16,400	348,664
Waste Management, Inc.	5,600	166,992
Commercial Services & Supplies Total		537,184
Construction & Engineering – 0.2%
Fluor Corp.	1,200	61,020
KBR, Inc.	6,200	144,398
Construction & Engineering Total		205,418
Electrical Equipment – 0.6%
Emerson Electric Co.	9,200	368,736
Hubbell, Inc., Class B	1,100	46,200
Rockwell Automation, Inc.	800	34,080
Thomas & Betts Corp. (a)	4,300	129,344
Electrical Equipment Total		578,360
Industrial Conglomerates – 1.2%
3M Co.	4,000	295,200
Carlisle Companies, Inc.	1,600	54,256
General Electric Co.	50,500	829,210
Industrial Conglomerates Total		1,178,666
Machinery – 1.0%
Caterpillar, Inc.	1,900	97,527
Dover Corp.	2,100	81,396
Eaton Corp.	900	50,931
Flowserve Corp.	700	68,978
Harsco Corp.	2,600	92,066
Illinois Tool Works, Inc.	4,800	205,008
Joy Global, Inc.	5,400	264,276
Parker Hannifin Corp.	2,200	114,048
Machinery Total		974,230
Professional Services – 0.3%
Dun & Bradstreet Corp.	200	15,064
Manpower, Inc.	4,700	266,537
Robert Half International, Inc.	800	20,016
Professional Services Total		301,617

	Shares	Value ($)
Road & Rail – 0.3%
CSX Corp.	4,300	179,998
Norfolk Southern Corp.	200	8,622
Union Pacific Corp.	1,400	81,690
Road & Rail Total		270,310
Trading Companies & Distributors – 0.1%
W.W. Grainger, Inc.	1,500	134,040
Trading Companies & Distributors Total		134,040
Industrials Total		6,207,246
Information Technology – 11.6%
Communications Equipment – 1.3%
Cisco Systems, Inc. (a)	39,700	934,538
QUALCOMM, Inc.	5,500	247,390
Communications Equipment Total		1,181,928
Computers & Peripherals – 4.0%
Apple, Inc. (a)	5,200	963,924
Dell, Inc. (a)	11,900	181,594
EMC Corp. (a)	16,700	284,568
Hewlett-Packard Co.	19,300	911,153
International Business Machines Corp.	9,200	1,100,412
Teradata Corp. (a)	10,900	299,968
Western Digital Corp. (a)	1,300	47,489
Computers & Peripherals Total		3,789,108
Electronic Equipment, Instruments & Components – 0.4%
Corning, Inc.	22,100	338,351
Tech Data Corp. (a)	300	12,483
Electronic Equipment, Instruments & Components Total		350,834
Internet Software & Services – 1.0%
eBay, Inc. (a)	18,700	441,507
Google, Inc., Class A (a)	1,100	545,435
Internet Software & Services Total		986,942
IT Services – 1.0%
Alliance Data Systems Corp. (a)	200	12,216
Broadridge Financial Solutions, Inc.	4,800	96,480
Cognizant Technology Solutions Corp., Class A (a)	3,900	150,774
Computer Sciences Corp. (a)	9,300	490,203
DST Systems, Inc. (a)	2,200	98,560
Hewitt Associates, Inc., Class A (a)	400	14,572
Total System Services, Inc.	300	4,833
Western Union Co.	5,900	111,628
IT Services Total		979,266

See Accompanying Notes to Financial Statements.

8

Columbia Asset Allocation Fund II

September 30, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Office Electronics – 0.0%
Xerox Corp.	800	6,192
Office Electronics Total		6,192
Semiconductors & Semiconductor Equipment – 1.5%
Analog Devices, Inc.	1,000	27,580
Intel Corp.	41,900	819,983
Texas Instruments, Inc.	26,000	615,940
Semiconductors & Semiconductor Equipment Total		1,463,503
Software – 2.4%
Adobe Systems, Inc. (a)	5,100	168,504
BMC Software, Inc. (a)	4,200	157,626
CA, Inc.	136	2,991
Compuware Corp. (a)	900	6,597
FactSet Research Systems, Inc.	900	59,616
Microsoft Corp.	49,700	1,286,733
Oracle Corp.	28,400	591,856
Sybase, Inc. (a)	400	15,560
VMware, Inc., Class A (a)	900	36,153
Software Total		2,325,636
Information Technology Total		11,083,409
Materials – 2.4%
Chemicals – 1.4%
Ashland, Inc.	9,700	419,234
Cabot Corp.	4,100	94,751
Dow Chemical Co.	2,400	62,568
Eastman Chemical Co.	8,500	455,090
Lubrizol Corp.	1,600	114,336
Mosaic Co.	700	33,649
PPG Industries, Inc.	1,900	110,599
Terra Industries, Inc.	1,100	38,137
Chemicals Total		1,328,364
Containers & Packaging – 0.2%
Packaging Corp. of America	1,600	32,640
Temple-Inland, Inc.	6,000	98,520
Containers & Packaging Total		131,160
Metals & Mining – 0.3%
Cliffs Natural Resources, Inc.	5,000	161,800
Commercial Metals Co.	1,300	23,270
Nucor Corp.	1,900	89,319
Reliance Steel & Aluminum Co.	400	17,024
United States Steel Corp.	600	26,622
Metals & Mining Total		318,035

	Shares	Value ($)
Paper & Forest Products – 0.5%
International Paper Co.	23,000	511,290
Paper & Forest Products Total		511,290
Materials Total		2,288,849
Telecommunication Services – 2.0%
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	29,300	791,393
Qwest Communications International, Inc.	72,100	274,701
Verizon Communications, Inc.	17,800	538,806
Diversified Telecommunication Services Total		1,604,900
Wireless Telecommunication Services – 0.3%
Sprint Nextel Corp. (a)	79,600	314,420
Wireless Telecommunication Services Total		314,420
Telecommunication Services Total		1,919,320
Utilities – 2.5%
Electric Utilities – 0.7%
DPL, Inc.	1,000	26,100
Edison International	1,900	63,802
Entergy Corp.	900	71,874
Exelon Corp.	7,400	367,188
FirstEnergy Corp.	1,800	82,296
FPL Group, Inc.	1,200	66,276
Electric Utilities Total		677,536
Gas Utilities – 0.6%
Energen Corp.	9,000	387,900
National Fuel Gas Co.	800	36,648
Questar Corp.	3,300	123,948
UGI Corp.	3,300	82,698
Gas Utilities Total		631,194
Independent Power Producers & Energy Traders – 0.5%
AES Corp. (a)	28,500	422,370
Mirant Corp. (a)	800	13,144
NRG Energy, Inc. (a)	700	19,733
Independent Power Producers & Energy Traders Total		455,247
Multi-Utilities – 0.7%
MDU Resources Group, Inc.	3,900	81,315
NiSource, Inc.	3,900	54,171
PG&E Corp.	200	8,098

See Accompanying Notes to Financial Statements.

9

Columbia Asset Allocation Fund II

September 30, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Public Service Enterprise Group, Inc.	15,000	471,600
Sempra Energy	900	44,829
Multi-Utilities Total		660,013
Utilities Total		2,423,990
Total Common Stocks (cost of $49,231,179)		59,936,145
Mortgage-Backed Securities – 11.2%
	Par ($)
Federal Home Loan Mortgage Corp.
5.000% 06/01/37	753,148	779,422
5.000% 07/01/38	341,871	353,778
5.000% 05/01/39	290,069	300,143
5.000% 07/01/39	722,929	748,036
5.500% 01/01/21	107,448	114,121
5.500% 07/01/21	83,044	88,072
5.500% 09/01/37	331,507	347,478
6.000% 12/01/37	993,506	1,051,005
6.500% 07/01/29	113,358	122,184
6.500% 10/01/37	324,967	346,846
6.500% 03/01/38	333,796	356,270
8.000% 09/01/25	30,678	34,797
Federal National Mortgage Association
3.199% 08/01/36 (10/01/09) (b)(c)	25,661	25,980
5.000% 10/01/20	255,505	270,177
5.500% 04/01/36	130,929	137,319
5.500% 11/01/36	277,553	291,099
5.500% 05/01/37	31,396	32,904
5.500% 06/01/37	817,952	857,231
5.500% 09/01/38	481,340	504,229
5.500% 10/01/38	325,000	340,454
6.000% 04/01/36	148,817	157,476
6.000% 06/01/36	264,120	279,488
6.000% 10/01/36	516,528	546,583
6.000% 11/01/36	15,239	16,126
6.500% 09/01/34	9,695	10,422
6.500% 01/01/37	4,446	4,762
7.500% 10/01/11	14,939	15,516
8.500% 08/01/11	8,818	9,073
10.000% 09/01/18	39,047	43,566
Government National Mortgage Association
4.500% 04/15/39	599,010	609,119
5.000% 04/15/39	1,150,499	1,193,175
5.500% 02/15/37	679,089	714,211
7.500% 12/15/23	18,152	20,247
Total Mortgage-Backed Securities (cost of $10,332,270)		10,721,309

Corporate Fixed-Income Bonds & Notes – 9.6%
	Par ($)	Value ($)
Basic Materials – 0.3%
Chemicals – 0.1%
EI Du Pont de Nemours & Co.
5.000% 07/15/13	85,000	92,591
Chemicals Total		92,591
Iron/Steel – 0.1%
Nucor Corp.
5.850% 06/01/18	100,000	109,509
Iron/Steel Total		109,509
Metals & Mining – 0.1%
Vale Overseas Ltd.
6.250% 01/23/17	125,000	133,824
Metals & Mining Total		133,824
Basic Materials Total		335,924
Communications – 1.1%
Media – 0.4%
Comcast Cable Holdings LLC
9.875% 06/15/22	51,000	63,934
Comcast Corp.
7.050% 03/15/33	100,000	113,407
News America, Inc.
6.550% 03/15/33	125,000	127,937
Viacom, Inc.
6.125% 10/05/17	60,000	64,247
Media Total		369,525
Telecommunication Services – 0.7%
AT&T, Inc.
4.950% 01/15/13	150,000	159,930
British Telecommunications PLC
5.150% 01/15/13	125,000	130,226
Cellco Partnership/Verizon Wireless Capital LLC
5.550% 02/01/14 (d)	130,000	140,488
New Cingular Wireless Services, Inc.
8.750% 03/01/31	62,000	82,129
Telefonica Emisiones SAU
5.984% 06/20/11	75,000	79,913
Vodafone Group PLC
5.750% 03/15/16	100,000	107,159
Telecommunication Services Total		699,845
Communications Total		1,069,370

See Accompanying Notes to Financial Statements.

10

Columbia Asset Allocation Fund II

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Consumer Cyclical – 0.2%
Retail – 0.2%
CVS Caremark Corp.
6.125% 09/15/39	120,000	122,067
Wal-Mart Stores, Inc.
5.800% 02/15/18	100,000	112,328
Retail Total		234,395
Consumer Cyclical Total		234,395
Consumer Non-Cyclical – 1.0%
Beverages – 0.5%
Bottling Group LLC
6.950% 03/15/14	150,000	174,818
Diageo Capital PLC
5.750% 10/23/17	150,000	164,637
Miller Brewing Co.
5.500% 08/15/13 (d)	120,000	126,820
Beverages Total		466,275
Food – 0.1%
Campbell Soup Co.
4.500% 02/15/19	60,000	61,566
ConAgra Foods, Inc.
6.750% 09/15/11	10,000	10,911
Food Total		72,477
Healthcare Services – 0.2%
Roche Holdings, Inc.
6.000% 03/01/19 (d)	150,000	166,971
Healthcare Services Total		166,971
Pharmaceuticals – 0.2%
Express Scripts, Inc.
5.250% 06/15/12	80,000	84,923
Wyeth
5.500% 02/01/14	150,000	163,816
Pharmaceuticals Total		248,739
Consumer Non-Cyclical Total		954,462
Energy – 1.1%
Oil & Gas – 0.5%
Canadian Natural Resources Ltd.
5.700% 05/15/17	75,000	79,704
Chevron Corp.
4.950% 03/03/19	125,000	133,424
Nexen, Inc.
5.875% 03/10/35	150,000	137,379

	Par ($)	Value ($)
Talisman Energy, Inc.
6.250% 02/01/38	110,000	112,215
Oil & Gas Total		462,722
Oil & Gas Services – 0.2%
Halliburton Co.
5.900% 09/15/18	75,000	82,312
Weatherford International Ltd.
5.150% 03/15/13	100,000	105,039
Oil & Gas Services Total		187,351
Pipelines – 0.4%
Enterprise Products Operating LLC
4.600% 08/01/12	70,000	72,531
Plains All American Pipeline LP/PAA Finance Corp.
6.650% 01/15/37	140,000	147,460
TransCanada Pipelines Ltd.
6.350% 05/15/67 (b)	185,000	162,086
Pipelines Total		382,077
Energy Total		1,032,150
Financials – 4.0%
Banks – 2.4%
ANZ National International Ltd.
6.200% 07/19/13 (d)	100,000	109,422
Bank of New York Mellon Corp.
5.125% 08/27/13	160,000	172,953
Capital One Financial Corp.
5.500% 06/01/15	125,000	129,446
Citigroup, Inc.
5.000% 09/15/14	190,000	180,801
Credit Suisse/New York NY
6.000% 02/15/18	100,000	104,696
Deutsche Bank AG London
4.875% 05/20/13	150,000	159,775
Goldman Sachs Group, Inc.
6.345% 02/15/34	130,000	119,390
JPMorgan Chase & Co.
6.000% 01/15/18	240,000	257,598
Keycorp
6.500% 05/14/13	120,000	122,841
Merrill Lynch & Co., Inc.
6.050% 08/15/12 (e)	200,000	213,297
Morgan Stanley
4.750% 04/01/14	100,000	99,262
Northern Trust Corp.
4.625% 05/01/14	160,000	170,248
U.S. Bank N.A.
6.300% 02/04/14	250,000	279,867

See Accompanying Notes to Financial Statements.

11

Columbia Asset Allocation Fund II

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Wachovia Corp.
4.875% 02/15/14	150,000	152,794
Banks Total		2,272,390
Commercial Banks – 0.2%
Barclays Bank PLC
6.750% 05/22/19	175,000	195,726
Commercial Banks Total		195,726
Diversified Financial Services – 0.4%
AGFC Capital Trust I
6.000% 01/15/67 (b)(d)	210,000	84,000
Ameriprise Financial, Inc.
7.300% 06/28/19	100,000	110,237
General Electric Capital Corp.
5.000% 01/08/16	175,000	175,632
Lehman Brothers Holdings, Inc.
5.750% 07/18/11 (f)(g)	150,000	26,625
Diversified Financial Services Total		396,494
Insurance – 0.7%
Chubb Corp.
5.750% 05/15/18	50,000	54,845
Lincoln National Corp.
8.750% 07/01/19	115,000	133,005
MetLife, Inc.
6.817% 08/15/18	100,000	111,300
Principal Life Income Funding Trusts
5.300% 04/24/13	125,000	128,236
Prudential Financial, Inc.
6.100% 06/15/17	100,000	100,441
UnitedHealth Group, Inc.
5.250% 03/15/11	115,000	119,523
Insurance Total		647,350
Real Estate – 0.0%
ERP Operating LP
5.200% 04/01/13	16,000	16,289
Real Estate Total		16,289
Real Estate Investment Trusts (REITs) – 0.3%
Duke Realty LP
7.375% 02/15/15	115,000	118,605
Health Care Property Investors, Inc.
6.450% 06/25/12	58,000	59,796
Simon Property Group LP
5.750% 12/01/15	90,000	92,062
Real Estate Investment Trusts (REITs) Total		270,463
Financials Total		3,798,712

	Par ($)	Value ($)
Industrials – 0.5%
Aerospace & Defense – 0.1%
United Technologies Corp.
5.375% 12/15/17	120,000	130,917
Aerospace & Defense Total		130,917
Miscellaneous Manufacturing – 0.1%
Tyco International Ltd./Tyco International Finance SA
7.000% 12/15/19	45,000	48,714
Miscellaneous Manufacturing Total		48,714
Transportation – 0.3%
Burlington Northern Santa Fe Corp.
6.200% 08/15/36	75,000	84,024
Norfolk Southern Corp.
5.750% 04/01/18	100,000	108,776
United Parcel Service, Inc.
4.500% 01/15/13	100,000	107,219
Transportation Total		300,019
Industrials Total		479,650
Technology – 0.3%
Networking Products – 0.2%
Cisco Systems, Inc.
4.950% 02/15/19	125,000	131,398
Networking Products Total		131,398
Software – 0.1%
Oracle Corp.
6.500% 04/15/38	100,000	115,913
Software Total		115,913
Technology Total		247,311
Utilities – 1.1%
Electric – 0.8%
Commonwealth Edison Co.
5.950% 08/15/16	75,000	81,774
Consolidated Edison Co. of New York
5.850% 04/01/18	100,000	109,003
Dominion Resources, Inc.
5.200% 08/15/19	115,000	119,407
Indiana Michigan Power Co.
5.650% 12/01/15	100,000	105,731
NY State Electric & Gas Corp.
5.750% 05/01/23	18,000	16,703
Pacific Gas & Electric Co.
5.800% 03/01/37	100,000	108,260

See Accompanying Notes to Financial Statements.

12

Columbia Asset Allocation Fund II

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Progress Energy, Inc.
7.750% 03/01/31	100,000	125,172
Southern California Edison Co.
5.000% 01/15/14	125,000	134,337
Electric Total		800,387
Gas – 0.3%
Atmos Energy Corp.
6.350% 06/15/17	110,000	119,313
Sempra Energy
6.500% 06/01/16	105,000	116,072
Gas Total		235,385
Utilities Total		1,035,772
Total Corporate Fixed-Income Bonds & Notes (cost of $8,946,703)		9,187,746
Government & Agency Obligations – 5.6%
Foreign Government Obligations – 0.6%
Province of Ontario
5.450% 04/27/16	225,000	251,397
Province of Quebec
4.625% 05/14/18	190,000	198,021
United Mexican States
7.500% 04/08/33	151,000	179,313
Foreign Government Obligations Total		628,731
U.S. Government Agencies – 1.5%
Federal Home Loan Mortgage Corp.
3.125% 10/25/10	45,000	46,219
5.500% 08/23/17	785,000	893,595
Federal National Mortgage Association
2.500% 05/15/14	475,000	473,970
U.S. Government Agencies Total		1,413,784
U.S. Government Obligations – 3.5%
U.S. Treasury Bond
5.375% 02/15/31	1,761,000	2,092,288
U.S. Treasury Inflation Indexed Bond
3.500% 01/15/11	581,573	605,382
U.S. Treasury Notes
0.875% 05/31/11	260,000	260,619
2.250% 05/31/14	360,000	361,097
U.S. Government Obligations Total		3,319,386
Total Government & Agency Obligations (cost of $5,082,345)		5,361,901

Commercial Mortgage-Backed Securities – 4.9%
	Par ($)	Value ($)
Bear Stearns Commercial Mortgage Securities
5.629% 04/12/38 (10/01/09) (b)(c)	400,000	304,155
GE Capital Commercial Mortgage Corp.
4.819% 01/10/38	150,000	153,684
JPMorgan Chase Commercial Mortgage Securities Corp.
4.529% 01/12/37	750,000	752,389
5.440% 06/12/47	400,000	343,678
5.447% 05/15/45	180,000	172,359
5.447% 06/12/47	287,000	257,457
5.525% 04/15/43 (10/01/09) (b)(c)	828,000	631,607
LB-UBS Commercial Mortgage Trust
5.084% 02/15/31	1,200,000	1,204,241
Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.578% 12/15/30 (10/01/09) (b)(c)	1,682,621	33,647
Merrill Lynch Mortgage Trust
5.405% 11/12/37 (10/01/09) (b)(c)	790,000	673,705
Morgan Stanley Capital I
5.370% 12/15/43	226,000	167,996
Total Commercial Mortgage-Backed Securities (cost of $5,155,101)		4,694,918
Collateralized Mortgage Obligations – 3.6%
Agency – 0.6%
Federal National Mortgage Association
5.500% 08/25/17	222,099	236,270
6.000% 04/25/17	178,731	192,501
7.000% 01/25/21	18,627	20,668
Vendee Mortgage Trust
I.O.:
0.301% 03/15/29 (10/01/09) (b)(c)	6,294,968	54,013
0.438% 03/15/28 (10/01/09) (b)(c)	4,485,946	54,863
Agency Total		558,315
Non-Agency – 3.0%
Bear Stearns Adjustable Rate Mortgage Trust
5.449% 02/25/47 (10/01/09) (b)(c)	778,001	469,940
Countrywide Alternative Loan Trust
5.250% 03/25/35	616,817	490,948
5.250% 08/25/35	83,629	69,580
5.500% 10/25/35	934,744	705,637

See Accompanying Notes to Financial Statements.

13

Columbia Asset Allocation Fund II

September 30, 2009 (Unaudited)

Collateralized Mortgage Obligations (continued)
	Par ($)	Value ($)
Lehman Mortgage Trust
6.500% 01/25/38	424,337	304,993
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.500% 10/25/35	780,544	651,673
Wells Fargo Alternative Loan Trust
5.500% 02/25/35	221,932	174,557
Non-Agency Total		2,867,328
Total Collateralized Mortgage Obligations (cost of $4,286,140)		3,425,643
Asset-Backed Securities – 1.1%
Citicorp Residential Mortgage Securities, Inc.
6.080% 06/25/37 (10/01/09) (b)(c)	290,000	265,674
First Plus Home Loan Trust
7.720% 05/10/24 (10/01/09) (b)(c)	6,281	6,277
Ford Credit Auto Owner Trust
5.470% 06/15/12	392,000	413,104
Harley-Davidson Motorcycle Trust
5.350% 03/15/13	345,313	356,529
Total Asset-Backed Securities (cost of $1,029,433)		1,041,584
Short-Term Obligation – 0.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due on 10/01/09, at 0.010%, collateralized by a U.S. Government Agency Obligation maturing 01/13/14, market value $773,850 (repurchase proceeds $757,000)	757,000	757,000
Total Short-Term Obligation (cost of $757,000)		757,000
Total Investments – 99.6% (cost of $84,820,171) (h)		95,126,246
Other Assets & Liabilities, Net – 0.4%		419,274
Net Assets – 100.0%		95,545,520

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(c)  Parenthetical date represents the next reset date for the security.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid, amounted to $627,701, which represents 0.7% of net assets.

(e)  Investments in affiliates during the six months ended September 30, 2009:

  Security name: Merrill Lynch & Co., Inc. 6.050%, 08/15/12

Par as of 03/31/09:	$200,000
Par purchased:	$–
Par sold:	$–
Par as of 09/30/09:	$200,000
Net realized gain/loss:	$–
Interest income earned:	$6,050
Value at end of period:	$213,297

  As of January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2009, the value of this security amounted to $26,625, which represents less than 0.1% of net assets.

(g)  The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of this security amounted to $26,625, which represents less than 0.1% of net assets.

(h)  Cost for federal income tax purposes is $84,820,171.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$5,999,913	$—	$—	$5,999,913
Consumer Staples	6,379,548	—	—	6,379,548
Energy	6,726,239	—	—	6,726,239
Financials	9,255,760	—	—	9,255,760
Health Care	7,651,871	—	—	7,651,871
Industrials	6,207,246	—	—	6,207,246
Information Technology	11,083,409	—	—	11,083,409
Materials	2,288,849	—	—	2,288,849
Telecommunication Services	1,919,320	—	—	1,919,320
Utilities	2,423,990	—	—	2,423,990
Total Common Stocks	59,936,145	—	—	59,936,145
Total Mortgage-Backed Securities	—	10,721,309	—	10,721,309
Corporate Fixed-Income Bonds & Notes
Basic Materials	—	335,924	—	335,924
Communications	—	1,069,370	—	1,069,370
Consumer Cyclical	—	234,395	—	234,395
Consumer Non-Cyclical	—	954,462	—	954,462
Energy	—	1,032,150	—	1,032,150
Financials	—	3,798,712	—	3,798,712
Industrials	—	479,650	—	479,650
Technology	—	247,311	—	247,311
Utilities	—	1,035,772	—	1,035,772
Total Corporate Fixed-Income Bonds & Notes	—	9,187,746	—	9,187,746
Total Government & Agency Obligations	3,319,386	2,042,515	—	5,361,901
Total Commercial Mortgage-Backed Securities	—	4,694,918	—	4,694,918
Total Collateralized Mortgage Obligations	—	3,425,643	—	3,425,643
Total Asset-Backed Securities	—	1,041,584	—	1,041,584
Total Short-Term Obligation	—	757,000	—	757,000
Total Investments	$63,255,531	$31,870,715	$—	$95,126,246

See Accompanying Notes to Financial Statements.

14

Columbia Asset Allocation Fund II

September 30, 2009 (Unaudited)

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Common Stocks	62.8
Mortgage-Backed Securities	11.2
Corporate Fixed-Income Bonds & Notes	9.6
Government & Agency Obligations	5.6
Commercial Mortgage-Backed Securities	4.9
Collateralized Mortgage Obligations	3.6
Asset-Backed Securities	1.1
98.8
Short-Term Obligation	0.8
Other Assets & Liabilities, Net	0.4
100.0

Acronym	Name
I.O.	Interest Only

See Accompanying Notes to Financial Statements.

15

Statement of Assets and Liabilities – Columbia Asset Allocation Fund II
September 30, 2009 (Unaudited)

		($)
Assets	Unaffiliated investments, at identified cost	84,619,179
	Affiliated investments, at identified cost	200,992
	Total investments, at identified cost	84,820,171
	Unaffiliated investments, at value	94,912,949
	Affiliated investments, at value	213,297
	Total investments, at value	95,126,246
	Cash	4,804
	Receivable for:
	Investments sold	2,575,795
	Fund shares sold	375,064
	Dividends	74,361
	Interest	249,103
	Foreign tax reclaims	1,082
	Expense reimbursement due from investment advisor	14,499
	Prepaid expenses	271
	Total Assets	98,421,225
Liabilities	Payable for:
	Investments purchased	2,593,002
	Fund shares repurchased	93,536
	Investment advisory fee	46,294
	Administration fee	4,679
	Pricing and bookkeeping fees	7,871
	Transfer agent fee	21,249
	Trustees' fees	42,231
	Audit fee	22,851
	Custody fee	4,232
	Distribution and service fees	17,450
	Chief compliance officer expenses	196
	Other liabilities	22,114
	Total Liabilities	2,875,705
	Net Assets	95,545,520
Net Assets Consist of	Paid-in capital	104,528,568
	Undistributed net investment income	15,412
	Accumulated net realized loss	(19,304,535)
	Net unrealized appreciation on investments	10,306,075
	Net Assets	95,545,520
Class A	Net assets	$69,973,088
	Shares outstanding	3,547,462
	Net asset value per share	$19.72	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($19.72/0.9425)	$20.92	(b)
Class B	Net assets	$2,471,404
	Shares outstanding	126,361
	Net asset value and offering price per share	$19.56	(a)
Class C	Net assets	$687,737
	Shares outstanding	35,181
	Net asset value and offering price per share	$19.55	(a)
Class Z	Net assets	$22,413,291
	Shares outstanding	1,138,853
	Net asset value, offering and redemption price per share	$19.68

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

16

Statement of Operations – Columbia Asset Allocation Fund II
For the Six Months Ended September 30, 2009 (Unaudited)

		($)
Investment Income	Dividends	646,547
	Interest	924,032
	Interest from affiliates	6,050
	Total Investment Income	1,576,629
Expenses	Investment advisory fee	264,641
	Administration fee	25,801
	Disribution and service fees—Class A	81,410
	Distribution fee:
	Class B	9,268
	Class C	2,235
	Service fees:
	Class B	3,089
	Class C	745
	Pricing and bookkeeping fees	34,345
	Transfer agent fee	67,185
	Trustees' fees	8,971
	Custody fee	11,756
	Reports to shareholders	32,095
	Chief compliance officer expenses	286
	Other expenses	70,053
	Total Expenses	611,880
	Fees waived by transfer agent	(7,385)
	Fees waived or expenses reimbursed by investment advisor	(77,376)
	Expense reductions	(1)
	Net Expenses	527,118
	Net Investment Income	1,049,511
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized loss on:
	Investments	(1,938,225)
	Futures contracts	(12,759)
	Net realized loss	(1,950,984)
	Net change in unrealized appreciation (depreciation) on:
	Investments	20,528,043
	Futures contracts	(15,742)
	Net change in unrealized appreciation (depreciation)	20,512,301
	Net Gain	18,561,317
	Net Increase Resulting from Operations	19,610,828

See Accompanying Notes to Financial Statements.

17

Statement of Changes in Net Assets – Columbia Asset Allocation Fund II

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations	Net investment income	1,049,511	2,421,006
	Net realized loss on investments and futures contracts	(1,950,984)	(14,822,598)
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	20,512,301	(20,154,983)
	Net increase (decrease) resulting from operations	19,610,828	(32,556,575)
Distributions to Shareholders	From net investment income:
	Class A	(797,098)	(1,799,103)
	Class B	(20,719)	(68,331)
	Class C	(5,233)	(9,851)
	Class Z	(272,082)	(558,519)
	Total distributions to shareholders	(1,095,132)	(2,435,804)
	Net Capital Stock Transactions	(1,953,066)	(13,792,725)
	Increase from regulatory settlements	1,914	—
	Total Increase (Decrease) in Net Assets	16,564,544	(48,785,104)
Net Assets	Beginning of period	78,980,976	127,766,080
	End of period	95,545,520	78,980,976
	Undistributed net investment income at end of period	15,412	61,033

See Accompanying Notes to Financial Statements.

18

Statement of Changes in Net Assets (continued) – Columbia Asset Allocation Fund II

	Capital Stock Activity
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	33,819	596,223	164,420	3,151,717
Distributions reinvested	40,499	743,237	89,853	1,667,439
Redemptions	(198,417)	(3,557,056)	(817,860)	(15,164,420)
Net decrease	(124,099)	(2,217,596)	(563,587)	(10,345,264)
Class B
Subscriptions	6,074	102,281	9,258	172,963
Distributions reinvested	987	17,857	3,245	60,650
Redemptions	(33,427)	(582,909)	(190,745)	(3,623,073)
Net decrease	(26,366)	(462,771)	(178,242)	(3,389,460)
Class C
Subscriptions	3,092	58,850	12,900	228,443
Distributions reinvested	246	4,488	444	7,982
Redemptions	(758)	(14,428)	(13,661)	(255,908)
Net increase (decrease)	2,580	48,910	(317)	(19,483)
Class Z
Subscriptions	24,215	468,139	38,365	721,957
Distributions reinvested	12,918	236,846	26,566	491,545
Redemptions	(1,472)	(26,594)	(74,377)	(1,252,020)
Net increase (decrease)	35,661	678,391	(9,446)	(38,518)

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009	2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$15.94		$22.39	$24.00		$22.22		$20.84		$20.20
Income from Investment Operations:
Net investment income (b)	0.21		0.45	0.48		0.43		0.32		0.31	(c)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	3.79		(6.44)	(1.60)		1.78		1.37		0.65	(d)
Total from investment operations	4.00		(5.99)	(1.12)		2.21		1.69		0.96
Less Distributions to Shareholders:
From net investment income	(0.22)		(0.46)	(0.49)		(0.43)		(0.31)		(0.32)
Increase from regulatory settlements	—	(e)	—	—		—		—		—
Net Asset Value, End of Period	$19.72		$15.94	$22.39		$24.00		$22.22		$20.84
Total return (f)(g)	25.22	%(h)	(27.03)%	(4.78)%		10.06%		8.17%		4.80	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.22	%(k)	1.29%	1.22%		1.22%		1.13%		1.25%
Interest expense	—		—	—	%(l)	—	%(l)	—	%(l)	—	%(l)
Net expenses (j)	1.22	%(k)	1.29%	1.22%		1.22%		1.13%		1.25%
Waiver/Reimbursement	0.20	%(k)	0.09%	0.07%		0.07%		0.04%		0.08%
Net investment income (j)	2.35	%(k)	2.31%	1.99%		1.89%		1.49%		1.50%
Portfolio turnover rate	34	%(h)	67%	63%		55%		102%		136%
Net assets, end of period (000s)	$69,973		$58,511	$94,827		$115,393		$119,408		$109,409

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.73%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009	2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$15.81		$22.20	$23.81		$22.04		$20.67		$20.04
Income from Investment Operations:
Net investment income (b)	0.14		0.29	0.30		0.26		0.14		0.15	(c)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	3.77		(6.37)	(1.60)		1.77		1.38		0.64	(d)
Total from investment operations	3.91		(6.08)	(1.30)		2.03		1.52		0.79
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.31)	(0.31)		(0.26)		(0.15)		(0.16)
Increase from regulatory settlements	—	(e)	—	—		—		—		—
Net Asset Value, End of Period	$19.56		$15.81	$22.20		$23.81		$22.04		$20.67
Total return (f)(g)	24.78	%(h)	(27.55)%	(5.54)%		9.27%		7.38%		3.97	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.97	%(k)	2.04%	1.97%		1.97%		1.88%		2.00%
Interest expense	—		—	—	%(l)	—	%(l)	—	%(l)	—	%(l)
Net expenses (j)	1.97	%(k)	2.04%	1.97%		1.97%		1.88%		2.00%
Waiver/Reimbursement	0.20	%(k)	0.09%	0.07%		0.07%		0.04%		0.07%
Net investment income (j)	1.60	%(k)	1.49%	1.25%		1.14%		0.68%		0.75%
Portfolio turnover rate	34	%(h)	67%	63%		55%		102%		136%
Net assets, end of period (000s)	$2,471		$2,414	$7,349		$15,225		$22,247		$43,962

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.92%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009	2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$15.79		$22.18	$23.79		$22.02		$20.65		$20.02
Income from Investment Operations:
Net investment income (b)	0.14		0.30	0.32		0.26		0.15		0.15	(c)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	3.78		(6.38)	(1.62)		1.77		1.37		0.65	(d)
Total from investment operations	3.92		(6.08)	(1.30)		2.03		1.52		0.80
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.31)	(0.31)		(0.26)		(0.15)		(0.17)
Increase from regulatory settlements	—	(e)	—	—		—		—		—
Net Asset Value, End of Period	$19.55		$15.79	$22.18		$23.79		$22.02		$20.65
Total return (f)(g)	24.87	%(h)	(27.58)%	(5.54)%		9.28%		7.39%		4.02	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.97	%(k)	2.04%	1.97%		1.97%		1.88%		2.00%
Interest expense	—		—	—	%(l)	—	%(l)	—	%(l)	—	%(l)
Net expenses (j)	1.97	%(k)	2.04%	1.97%		1.97%		1.88%		2.00%
Waiver/Reimbursement	0.20	%(k)	0.09%	0.07%		0.07%		0.04%		0.07%
Net investment income (j)	1.59	%(k)	1.59%	1.32%		1.14%		0.73%		0.75%
Portfolio turnover rate	34	%(h)	67%	63%		55%		102%		136%
Net assets, end of period (000s)	$688		$515	$730		$2,105		$2,468		$2,628

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.95%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009	2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$15.90		$22.34	$23.95		$22.17		$20.81		$20.18
Income from Investment Operations:
Net investment income (b)	0.23		0.50	0.54		0.49		0.37		0.36	(c)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	3.80		(6.43)	(1.60)		1.78		1.36		0.64	(d)
Total from investment operations	4.03		(5.93)	(1.06)		2.27		1.73		1.00
Less Distributions to Shareholders:
From net investment income	(0.25)		(0.51)	(0.55)		(0.49)		(0.37)		(0.37)
Increase from regulatory settlements	—	(e)	—	—		—		—		—
Net Asset Value, End of Period	$19.68		$15.90	$22.34		$23.95		$22.17		$20.81
Total return (f)(g)	25.44	%(h)	(26.86)%	(4.55)%		10.35%		8.35%		5.01	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	0.97	%(k)	1.04%	0.97%		0.97%		0.88%		1.00%
Interest expense	—		—	—	%(l)	—	%(l)	—	%(l)	—	%(l)
Net expenses (j)	0.97	%(k)	1.04%	0.97%		0.97%		0.88%		1.00%
Waiver/Reimbursement	0.20	%(k)	0.09%	0.07%		0.07%		0.04%		0.07%
Net investment income (j)	2.59	%(k)	2.58%	2.24%		2.15%		1.72%		1.75%
Portfolio turnover rate	34	%(h)	67%	63%		55%		102%		136%
Net assets, end of period (000s)	$22,413		$17,541	$24,859		$24,680		$25,336		$26,425

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.94%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Notes to Financial Statements – Columbia Asset Allocation Fund II
September 30, 2009 (Unaudited)

Note 1. Organization

Columbia Asset Allocation Fund II (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified portfolio. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of long-term capital appreciation and current income.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through November 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures except as disclosed in Note 12.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

24

Columbia Asset Allocation Fund II, September 30, 2009 (Unaudited)

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Management is required to provide disclosures regarding the Fund's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

25

Columbia Asset Allocation Fund II, September 30, 2009 (Unaudited)

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-date.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2009 was as follows:

Ordinary Income*	$2,435,804

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$14,962,934
Unrealized depreciation	(4,656,859)
Net unrealized appreciation	$10,306,075

The following capital loss carryforwards, determined as of March 31, 2009, may be available to reduce taxable income

26

Columbia Asset Allocation Fund II, September 30, 2009 (Unaudited)

arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$1,767,986
2017	4,810,145
Total	$6,578,131

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA") provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee at the annual rate of 0.60% of the Fund's average daily net assets.

BOA entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes the sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.12% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by Columbia in the performance of services under the Services Agreement.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned

27

Columbia Asset Allocation Fund II, September 30, 2009 (Unaudited)

subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to May 1, 2009, the Transfer Agent voluntarily waived a portion of its fees for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) did not exceed 0.02% annually of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended September 30, 2009, the Distributor has retained net underwriting discounts of $840 on sales of the Fund's Class A shares and received net CDSC fees of $395 and $12 on Class B and Class C share redemptions, respectively.

The Fund has adopted distribution and shareholder servicing plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. The Plans require the payment of a combined distribution and shareholder servicing fee for Class A shares of the Fund. The Plans also require the payment of a monthly shareholder servicing fee and distribution fee for the Class B and Class C shares of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Fee Waivers and Expense Reimbursements

Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.95% of the Fund's average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities

28

Columbia Asset Allocation Fund II, September 30, 2009 (Unaudited)

regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended September 30, 2009, these custody credits reduced total expenses by $1 for the Fund.

Note 6. Objectives and Strategies for Investing in Derivatives Instruments

Objectives

The Fund uses futures contracts in order to meet its objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks:

Interest Rate Risk: Interest rate risk refers to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates, and their value generally will increase upon a decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts—The Fund entered into interest rate futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark.

The use of futures contracts involves certain risks, which include, among others: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction of the future direction of interest rates by Columbia. Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Fund's Statement of Assets and Liabilities.

29

Columbia Asset Allocation Fund II, September 30, 2009 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six month period ended September 30, 2009.

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Futures Contracts	Interest Rate Risk	$(12,759)	$(15,742)

Note 7. Portfolio Information

For the six month period ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $29,896,679 and $32,112,955, respectively, of which $6,661,891 and $6,971,963, respectively, were U.S. Government securities.

Note 8. Regulatory Settlements

As of September 30, 2009, the Fund had received payments of $1,914 relating to certain regulatory settlements the Fund had participated in during the period. The payments have been included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

Note 9. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2009, the Fund did not borrow under these arrangements.

Note 10. Shares of Beneficial Interest

As of September 30, 2009, 21.9% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion. On that date, no other shareholder owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 11. Significant Risks and Contingencies

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

30

Columbia Asset Allocation Fund II, September 30, 2009 (Unaudited)

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Funds to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

31

Columbia Asset Allocation Fund II, September 30, 2009 (Unaudited)

Note 12. Subsequent Events

On October 15, 2009, the committed line of credit discussed in Note 9 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Effective January 1, 2010, the annual rate the Transfer Agent receives for the services discussed in Note 4 will change to $22.36 per open account.

32

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Asset Allocation Fund II.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

33

Columbia Management®

One Financial Center
Boston, MA 02111-2621

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Columbia Management®

Columbia Asset Allocation Fund II

Semiannual Report, September 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/24709-0909 (11/09) 09/94959

Columbia Management®

Semiannual Report

September 30, 2009

Corporate Bond Funds

■  Columbia Total Return Bond Fund

■  Columbia Short Term Bond Fund

■  Columbia High Income Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Columbia Total Return Bond Fund	1

Columbia Short Term Bond Fund	5

Columbia High Income Fund	9

Financial Statements

Investment Portfolios	13

Statements of Assets and Liabilities	53

Statements of Operations	55

Statements of Changes in Net Assets	57

Financial Highlights	60

Notes to Financial Statements	73

Important Information About This Report	89

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. In the third quarter, the S&P 500 Index1 was up 15.61%. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 4 of the Notes to Financial Statements for additional information.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Fund Profile – Columbia Total Return Bond Fund

Summary

■  For the six-month period that ended September 30, 2009, the fund's Class A shares returned 13.04% without sales charge. The fund outperformed its benchmark, the Barclays Capital Aggregate Bond Index1, which returned 5.59%. It also outperformed the 11.46% average return of its peer group, the Lipper Intermediate Investment Grade Debt Funds Classification.2 These excess returns were the result of a carefully implemented program to assume extra risk during a period in which many fixed-income sectors staged significant rebounds.

■  Whereas investors flocked to the highest-quality securities in 2008, that trend has reversed in 2009. As the tone of the market improved through a combination of government intervention and market forces, we systemically increased the risk exposure of the portfolio. We increased the fund's overweight in asset-backed securities, commercial mortgage-backed securities and corporate bonds. The fund's corporate holdings emphasized financial companies such as banks, brokers and insurers, whose market risk we offset through purchases of utilities and oil and gas producers. We increased the fund's allocation to high-yield bonds, a category that appreciated nicely during the period and accounted for a relatively high 4.0% of the portfolio by the end of the period. We also maintained exposure to non-dollar denominated securities and removed the fund's currency hedges to produce a 3.0% position in foreign currencies. These individual maneuvers added up to healthy outperformance for the period.

■  We will continue to manage the fund using an aggressive style that distinguishes it from many of the more conservatively managed funds in the Columbia family. But we do not embrace risk for risk's sake. Although future returns are impossible to predict, we have found that small changes in the fund's sector allocation, when coupled with careful adjustments to the composition of holdings within each sector, has the potential to create incremental returns without taking extreme positions in credit quality.

Portfolio Management

Alexander D. Powers has co-managed the fund since December 2007 and has been with the advisor or its predecessors since 1996.

Jonathan P. Carlson has co-managed the fund since December 2007 and has been associated with the advisor or its predecessors since 2007.

Carl W. Pappo has co-managed the fund since November 2006 and has been associated with the advisor since 1993.

1The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+13.04%

Class A shares (without sales charge)

+5.59%

Barclays Capital Aggregate Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

1

Fund Profile (continued) – Columbia Total Return Bond Fund

Lee Reddin has co-managed the fund since December 2007 and has been associated with the advisor or its predecessors since 2000.

Kevin L. Cronk has co-managed the fund since November 2004 and has been associated with the advisor or its predecessors since 1999.

Laura Ostrander has co-managed the fund since November 2004 and has been associated with the advisor or its predecessors since 1996.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

2

Performance Information – Columbia Total Return Bond Fund

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	16,635	16,094
Class B	15,453	15,453
Class C	15,416	15,416
Class Z	17,070	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Total Return Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Inception	11/19/92		06/07/93		11/16/92		10/30/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	13.04	9.40	12.74	9.74	12.62	11.62	13.30
1-year	14.57	10.82	13.84	10.84	13.72	12.72	14.85
5-year	4.04	3.35	3.27	3.27	3.27	3.27	4.30
10-year	5.22	4.87	4.45	4.45	4.42	4.42	5.49

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns shown would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results shown would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.91
Class B	1.66
Class C	1.66
Class Z	0.66

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)

Class A	9.65
Class B	9.66
Class C	9.65
Class Z	9.66

Distributions declared per share

04/01/09 – 09/30/09 ($)

Class A	0.20
Class B	0.16
Class C	0.16
Class Z	0.21

3

Understanding Your Expenses – Columbia Total Return Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,130.41	1,020.81	4.54	4.31	0.85
Class B	1,000.00	1,000.00	1,127.40	1,017.05	8.53	8.09	1.60
Class C	1,000.00	1,000.00	1,126.19	1,017.05	8.53	8.09	1.60
Class Z	1,000.00	1,000.00	1,133.01	1,022.06	3.21	3.04	0.60

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Fund Profile – Columbia Short Term Bond Fund

Summary

■  For the six-month period that ended September 30, 2009, the fund's Class A shares returned 6.17% without sales charge. That was significantly better than the 2.84% return of its benchmark, the Barclays Capital 1-3 Year Government/Credit Index.1 The fund outperformed the benchmark because it had more exposure to sectors outside the Treasury market. The fund trailed the average fund in its peer group, the Lipper Short Investment Grade Debt Funds Classification3, which returned 7.09%. We believe that many of the fund's peers had more exposure to lower-quality securities, which accounted for their performance advantage, as lower-quality outperformed. However, we remain committed to the fund's quality focus, which helped steady the fund during the market turmoil of 2008.

■  Within securitized sectors—those backed by tangible assets such as mortgages and auto loans—the fund's holdings in commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and collateralized mortgage obligations (CMO) aided returns, as the performance of all three sectors was very strong. Both ABS and CMBS benefited from inclusion in the government-created Term Asset-Backed Loan Facility (TALF). We increased the fund's weight in corporate bonds during the period, and that sector's outperformance compared to Treasuries also aided fund returns. Within the corporate bond area, the fund's insurance, real estate investment trust (REIT), finance and banking holdings aided results as these areas outperformed the corporate market overall. Plus, a decision to underweight supranational and sovereign debt was positive. Both groups underperformed the broad corporate market.

■  The fund's positioning was a slight drag on performance. The fund had a "barbelled" approach—emphasizing both short and long maturities within the short-term range that the fund invests in, rather than a more even distribution along the yield curve. This had a small negative impact on performance because five-year yields increased more than shorter-term yields.

■  We believe that Federal Reserve Board (the Fed) and U.S. Treasury policies will accommodate growth well into 2010, as concerns about growth outweigh concerns about inflation. Still, the bond market recognizes the inflation potential from government stimulus spending and borrowing. Against this backdrop, we plan to keep the fund's duration, a measure of interest rate sensitivity, neutral compared to the benchmark. And, we are maintaining a barbell approach to yields because we believe it could benefit performance if five-year yields, which are currently higher than normal in relationship to other maturities, decline relative to those other maturities.

1The Barclays Capital 1-3 Year Government/Credit Index consists of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years.

2Effective on the close of business September 25, 2009, the official name of The Merrill Lynch 1-3 Year U.S. Treasury Index was changed to The BofA Merrill Lynch 1-3 Year Treasury Index. This index measures the return of Treasury bills with maturities of 1-3 years. As of 01/01/2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

3Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+6.17%

Class A shares (without sales charges)

+2.84%

Barclays Capital 1-3 Year Government/Credit Index[1]

+0.67%

BofA Merrill Lynch 1-3 Year Treasury Index[2]

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

5

Fund Profile (continued) – Columbia Short Term Bond Fund

■  The portfolio continues to have more exposure than the benchmark to non-Treasury sectors. The health of the corporate market has been improving, and the supply of new issues has increased. Plus, corporate bonds look inexpensive on a historical basis. Within the financial sector, we favor financial securities—especially insurance—and utility issues, with a focus on natural gas pipelines.

Portfolio Management

Leonard Aplet has co-managed the fund since October 2004 and has been associated with the fund or its predecessors since 1987.

Ronald Stahl has co-managed the fund since November 2006 and has been associated with the fund or its predecessors since 1998.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

6

Performance Information – Columbia Short Term Bond Fund

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	15,143	14,988
Class B	14,072	14,072
Class C	14,288	14,288
Class Y	15,499	n/a
Class Z	15,499	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Short Term Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Y	Z
Inception	10/02/92		06/07/93		10/02/92		07/15/09	09/30/92
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	6.17	5.06	5.77	2.77	6.01	5.01	6.32	6.31
1-year	7.38	6.26	6.58	3.58	7.05	6.05	7.55	7.54
5-year	3.74	3.53	2.99	2.99	3.33	3.33	4.00	4.00
10-year	4.24	4.13	3.47	3.47	3.63	3.63	4.48	4.48

The "with sales charge" returns include the maximum initial sales charge of 1.00% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns shown would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results shown would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.77
Class B	1.52
Class C	1.52
Class Y	0.47
Class Z	0.52

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)

Class A	9.87
Class B	9.87
Class C	9.86
Class Y	9.85
Class Z	9.85

Distributions declared per share

04/01/09 – 09/30/09 ($)

Class A	0.18
Class B	0.14
Class C	0.16
Class Y	0.08
Class Z	0.19

7

Understanding Your Expenses – Columbia Short Term Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,061.72		1,021.41	3.77		3.70	0.73
Class B	1,000.00	1,000.00	1,057.71		1,017.65	7.63		7.49	1.48
Class C	1,000.00	1,000.00	1,060.11		1,019.85	5.37		5.27	1.04
Class Y*	1,000.00	1,000.00	1,023.40	**	1,022.66	1.04	**	2.43	0.48
Class Z	1,000.00	1,000.00	1,063.12		1,022.66	2.48		2.43	0.48

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*  Class Y shares commenced operations on July 15, 2009.

**  For the period July 15, 2009 through September 30, 2009.

8

Fund Profile – Columbia High Income Fund

Summary

■  For the six-month period that ended September 30, 2009, the fund's Class A shares returned 31.59% without sales charge. The fund's benchmark, the Credit Suisse High Yield Index1, returned 37.20%. The average fund in its peer group, the Lipper High Current Yield Funds Classification2, returned 33.65%. We believe that the fund's conservative risk profile accounted for its underperformance relative to its benchmark and peer group.

■  In a market rally led by lower-quality securities, we maintained our focus on higher-quality securities, which is consistent with our long-term investment strategy. We gave up several percentage points of performance because of our approach, but generated solid returns from a variety of sectors. The top-performing issuers for the six-month period were Alcatel-Lucent, Ford Motor Company, GMAC and Icahn Enterprises (1.0%, 0.6%, 1.2% and 1.5% of net assets, respectively). Alcatel-Lucent, in the technology sector, signed a multi-year contract to supply equipment in China, and its shares rose strongly. An overweight in transportation had a positive impact on relative performance. Within the sector, Ford Motor Company reported better-than-expected earnings. Ford Motor Credit (1.9% of net assets) also reported improved results. Within the financials sector, GMAC performed well as investors realized that the General Motors bankruptcy had limited impact on its business. Icahn Enterprises, formerly AMR Real Estate, was a top performer following a report of strong first-quarter revenues and income versus the same period last year.

■  Three issuers had a negative impact on absolute performance for the period: Lender Processing Services, Range Resources and Ziff Davis Media (0.3%, 0.3% and less than 0.1% of net assets, respectively).

■  As cash flooded into the high-yield market over the past six months and the market appeared to assume that the recession was over, investors demonstrated their willingness to take on the riskiest credits, which drove lower-quality high-yield bonds well above higher-quality high-yield bonds. However, we continue to believe that the current recession will be more prolonged than the market seems to reflect, even though the pace of economic contraction has slowed. Our interactions with the companies in which we invest have yet to indicate that a sustainable recovery is underway. Therefore, our investment process currently requires us to remain underweight in the riskier part of the high-yield market. Our investment philosophy and process have always been to invest in the debt of companies with definable economic value, and our goal is to achieve a default rate that is well below that of

1The Credit Suisse High Yield Index is a broad-based index that tracks the performance of high yield bonds. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads. Funds in the Lipper High Current Yield Funds Category aim at high (relative) current yield from fixed income securities and have no quality or maturity restrictions.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+31.59%

Class A shares (without sales charge)

+37.20%

Credit Suisse High Yield Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

9

Fund Profile (continued) – Columbia High Income Fund

the market. We believe that our disciplined investment process has positioned us well for the current environment and will serve us well through this market cycle.

Portfolio Management

The fund is managed by the High Yield Portfolio Management Team of MacKay Shields LLC, investment sub-advisor to the fund. J. Matthew Philo is the lead portfolio manager responsible for making the day-to-day investment decisions for the fund, and has been a portfolio manager for the fund since its inception.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Source for all security-specific commentary—MacKay Shields LLC.

Source for all statistical data—Columbia Management Advisors, LLC.

Investments in high-yield bonds (sometimes referred to as "junk bonds") offer the potential for high current income and attractive total return, but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments Rising interest rates tend to lower the value of all bonds. High yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

10

Performance Information – Columbia High Income Fund

Performance of a $10,000 investment Inception – 09/30/09 ($)

Sales charge	without	with
Class A	18,743	17,850
Class B	17,462	17,462
Class C	17,391	17,391
Class Z	19,281	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia High Income Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Inception	02/14/00		02/17/00		03/08/00		02/14/00
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	31.59	25.24	31.21	26.21	31.19	30.19	31.77
1-year	12.00	6.74	11.19	6.19	11.10	10.10	12.32
5-year	4.56	3.55	3.77	3.50	3.79	3.79	4.82
Life	6.74	6.20	5.97	5.97	5.95	5.95	7.06

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns shown would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results shown would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.20
Class B	1.95
Class C	1.95
Class Z	0.95

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)

Class A	7.47
Class B	7.45
Class C	7.41
Class Z	7.55

Distributions declared per share

04/01/09 – 09/30/09 ($)

Class A	0.29
Class B	0.26
Class C	0.26
Class Z	0.30

11

Understanding Your Expenses – Columbia High Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,315.91	1,019.25	6.73	5.87	1.16
Class B	1,000.00	1,000.00	1,312.10	1,015.49	11.07	9.65	1.91
Class C	1,000.00	1,000.00	1,311.90	1,015.49	11.07	9.65	1.91
Class Z	1,000.00	1,000.00	1,317.72	1,020.51	5.29	4.61	0.91

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

12

Investment Portfolio – Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 36.7%
	Par (a)		Value ($)
Basic Materials – 1.7%
Chemicals – 0.3%
Dow Chemical Co.
8.550% 05/15/19		1,790,000	2,012,221
Huntsman International LLC
6.875% 11/15/13 (b)	EUR	90,000	117,214
7.875% 11/15/14		125,000	116,563
INVISTA
9.250% 05/01/12 (b)		450,000	450,000
Lubrizol Corp.
6.500% 10/01/34		1,505,000	1,571,783
Terra Capital, Inc.
7.000% 02/01/17		220,000	229,350
Chemicals Total			4,497,131
Forest Products & Paper – 0.2%
Cascades, Inc.
7.250% 02/15/13		350,000	343,000
Clearwater Paper Corp.
10.625% 06/15/16 (b)		75,000	81,094
Domtar Corp.
7.125% 08/15/15		365,000	357,700
Georgia-Pacific Corp.
8.000% 01/15/24		625,000	618,750
PE Paper Escrow GmbH
12.000% 08/01/14 (b)		200,000	216,000
Westvaco Corp.
8.200% 01/15/30		340,000	333,494
Forest Products & Paper Total			1,950,038
Iron/Steel – 0.7%
ArcelorMittal
9.850% 06/01/19		2,745,000	3,246,797
Nucor Corp.
5.000% 06/01/13		2,655,000	2,823,906
5.850% 06/01/18		2,085,000	2,283,246
Russel Metals, Inc.
6.375% 03/01/14		255,000	228,543
Steel Dynamics, Inc.
8.250% 04/15/16 (b)		560,000	562,800
United States Steel Corp.
7.000% 02/01/18		255,000	244,895
Iron/Steel Total			9,390,187
Metals & Mining – 0.5%
FMG Finance Ltd.
10.625% 09/01/16 (b)		300,000	332,250
Freeport-McMoRan Copper & Gold, Inc.
8.250% 04/01/15		2,655,000	2,824,256
8.375% 04/01/17		1,535,000	1,632,856

	Par (a)	Value ($)
Noranda Aluminium Holding Corp.
PIK, 7.163% 11/15/14 (11/16/09) (c)(d)	214,322	99,219
Teck Resources Ltd.
10.750% 05/15/19	900,000	1,046,250
Vedanta Resources PLC
9.500% 07/18/18 (b)	100,000	98,500
Metals & Mining Total		6,033,331
Basic Materials Total		21,870,687
Communications – 3.5%
Advertising – 0.0%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	85,000	80,431
10.000% 07/15/17 (b)	120,000	129,600
Advertising Total		210,031
Media – 1.5%
Charter Communications Holdings II LLC
10.250% 09/15/10 (e)	260,000	292,500
CMP Susquehanna Corp.
3.440% 05/15/14 (11/15/09) (c)(f)	27,000	12,150
Comcast Cable Holdings LLC
9.875% 06/15/22	2,159,000	2,706,527
Comcast Corp.
6.550% 07/01/39	2,025,000	2,163,968
6.950% 08/15/37	2,539,000	2,833,935
CSC Holdings, Inc.
8.500% 04/15/14 (b)	230,000	241,500
8.500% 06/15/15 (b)	190,000	199,500
DirecTV Holdings LLC
6.375% 06/15/15	2,320,000	2,349,000
DISH DBS Corp.
6.625% 10/01/14	1,135,000	1,103,787
7.875% 09/01/19 (b)(g)	145,000	146,450
Liberty Media LLC
8.250% 02/01/30	325,000	268,125
Local TV Finance LLC
PIK, 9.250% 06/15/15 (b)	178,500	55,828
News America, Inc.
6.400% 12/15/35	2,175,000	2,194,092
6.550% 03/15/33	655,000	670,392
Time Warner Cable, Inc.
7.300% 07/01/38	3,485,000	4,022,422
Media Total		19,260,176

See Accompanying Notes to Financial Statements.

13

Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Telecommunication Services – 2.0%
AT&T, Inc.
5.625% 06/15/16	2,445,000	2,630,226
6.550% 02/15/39	2,715,000	2,960,007
BellSouth Corp.
5.200% 09/15/14	805,000	871,563
British Telecommunications PLC
5.150% 01/15/13	750,000	781,354
5.950% 01/15/18	2,825,000	2,861,694
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.750% 05/01/17 (b)	315,000	326,025
Citizens Communications Co.
7.875% 01/15/27	765,000	698,062
Cricket Communications, Inc.
7.750% 05/15/16 (b)	480,000	487,200
Digicel Ltd.
9.250% 09/01/12 (b)	300,000	304,500
GeoEye, Inc.
9.625% 10/01/15 (b)(g)	185,000	187,313
Hellas Telecommunications Luxembourg II
6.259% 01/15/15 (10/15/09) (b)(c)(d)	145,000	22,475
Inmarsat Finance II PLC
10.375% 11/15/12	315,000	326,025
Intelsat Corp.
9.250% 06/15/16	445,000	458,350
Lucent Technologies, Inc.
6.450% 03/15/29	450,000	342,563
MetroPCS Wireless, Inc.
9.250% 11/01/14	290,000	296,525
Nextel Communications, Inc.
7.375% 08/01/15	1,100,000	987,250
NII Capital Corp.
10.000% 08/15/16 (b)	170,000	176,800
Nordic Telephone Co. Holdings ApS
8.875% 05/01/16 (b)	230,000	238,050
Orascom Telecom Finance SCA
7.875% 02/08/14 (b)	170,000	162,350
Quebecor Media, Inc.
7.750% 03/15/16	435,000	430,650
Qwest Communications International, Inc.
7.500% 02/15/14	355,000	350,562
Qwest Corp.
7.500% 10/01/14	485,000	489,850
7.500% 06/15/23	385,000	350,350
SBA Telecommunications, Inc.
8.250% 08/15/19 (b)	335,000	345,050
Sprint Capital Corp.
6.875% 11/15/28	110,000	91,850
Syniverse Technologies, Inc.
7.750% 08/15/13	180,000	166,725

	Par (a)	Value ($)
Telefonica Emisiones SAU
6.221% 07/03/17	1,075,000	1,186,701
6.421% 06/20/16	3,700,000	4,155,348
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14	155,000	159,650
Verizon Communications, Inc.
6.250% 04/01/37	1,245,000	1,295,408
Wind Acquisition Finance SA
11.750% 07/15/17 (b)	1,115,000	1,363,978
Windstream Corp.
8.625% 08/01/16	855,000	874,237
Telecommunication Services Total		26,378,691
Communications Total		45,848,898
Consumer Cyclical – 2.1%
Airlines – 0.2%
Continental Airlines, Inc.
7.461% 04/01/15	2,428,083	2,264,187
Airlines Total		2,264,187
Apparel – 0.0%
Levi Strauss & Co.
9.750% 01/15/15	250,000	260,000
Apparel Total		260,000
Auto Parts & Equipment – 0.0%
Goodyear Tire & Rubber Co.
9.000% 07/01/15	262,000	271,825
10.500% 05/15/16	50,000	54,250
Auto Parts & Equipment Total		326,075
Entertainment – 0.0%
Boyd Gaming Corp.
6.750% 04/15/14	205,000	183,475
Six Flags, Inc.
9.625% 06/01/14 (h)	171,000	31,635
WMG Acquisition Corp.
7.375% 04/15/14	335,000	320,762
Entertainment Total		535,872
Home Builders – 0.1%
D.R. Horton, Inc.
5.625% 09/15/14	380,000	366,700
5.625% 01/15/16	95,000	88,825
KB Home
5.875% 01/15/15	450,000	424,125
Ryland Group, Inc.
8.400% 05/15/17	110,000	117,975
Home Builders Total		997,625

See Accompanying Notes to Financial Statements.

14

Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.
7.500% 10/15/27	400,000	312,000
Leisure Time Total		312,000
Lodging – 0.2%
Host Hotels & Resorts LP
6.750% 06/01/16	555,000	527,250
Majestic Star LLC
9.750% 01/15/11 (i)	330,000	34,650
MGM Mirage
13.000% 11/15/13 (b)	150,000	171,750
Penn National Gaming, Inc.
8.750% 08/15/19 (b)	285,000	285,713
Pinnacle Entertainment, Inc.
8.625% 08/01/17 (b)	140,000	140,700
Seminole Indian Tribe of Florida
7.804% 10/01/20 (b)	340,000	290,238
Snoqualmie Entertainment Authority
4.680% 02/01/14 (02/01/10) (b)(c)(d)	55,000	26,950
9.125% 02/01/15 (b)	265,000	140,450
Starwood Hotels & Resorts Worldwide, Inc.
6.750% 05/15/18	480,000	453,000
Wynn Las Vegas LLC
6.625% 12/01/14	330,000	318,450
Lodging Total		2,389,151
Retail – 1.6%
AmeriGas Partners LP
7.125% 05/20/16	180,000	172,800
7.250% 05/20/15	195,000	190,125
Best Buy Co., Inc.
6.750% 07/15/13	2,485,000	2,662,205
CVS Pass-Through Trust
5.298% 01/11/27 (b)	2,899,179	2,617,412
6.036% 12/10/28	3,271,171	3,153,245
8.353% 07/10/31 (b)	4,906,758	5,461,123
Inergy LP/Inergy Finance Corp.
8.250% 03/01/16	85,000	85,425
8.750% 03/01/15 (b)	120,000	123,300
Limited Brands, Inc.
8.500% 06/15/19 (b)	385,000	402,760
McDonald's Corp.
5.000% 02/01/19	545,000	580,046
5.700% 02/01/39	3,410,000	3,691,898
Phillips-Van Heusen Corp.
8.125% 05/01/13	110,000	111,925
QVC, Inc.
7.500% 10/01/19 (b)	185,000	185,231

	Par (a)	Value ($)
Starbucks Corp.
6.250% 08/15/17	1,590,000	1,701,806
Retail Total		21,139,301
Textiles – 0.0%
Mohawk Industries, Inc.
6.875% 01/15/16	285,000	283,613
Textiles Total		283,613
Consumer Cyclical Total		28,507,824
Consumer Non-Cyclical – 3.6%
Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc.
7.750% 01/15/19 (b)(j)	5,860,000	6,933,904
8.000% 11/15/39 (b)	2,855,000	3,694,459
8.200% 01/15/39 (b)	975,000	1,285,673
Constellation Brands, Inc.
8.125% 01/15/12	495,000	495,000
Cott Beverages, Inc.
8.000% 12/15/11	170,000	168,937
Beverages Total		12,577,973
Biotechnology – 0.0%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	240,000	246,000
Biotechnology Total		246,000
Commercial Services – 0.1%
ARAMARK Corp.
8.500% 02/01/15	210,000	211,838
Corrections Corp. of America
6.250% 03/15/13	240,000	236,400
GEO Group, Inc.
8.250% 07/15/13	190,000	191,900
Iron Mountain, Inc.
8.000% 06/15/20	230,000	231,150
RSC Equipment Rental, Inc.
10.000% 07/15/17 (b)	215,000	231,125
Service Corp. International
6.750% 04/01/16	190,000	186,200
7.000% 06/15/17	45,000	43,875
Commercial Services Total		1,332,488
Food – 0.7%
Campbell Soup Co.
4.500% 02/15/19	2,640,000	2,708,888
ConAgra Foods, Inc.
7.000% 10/01/28	4,235,000	4,685,519
Del Monte Corp.
6.750% 02/15/15	325,000	320,938

See Accompanying Notes to Financial Statements.

15

Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
JBS USA LLC/JBS USA Finance, Inc.
11.625% 05/01/14 (b)	265,000	284,875
New Albertsons, Inc.
8.000% 05/01/31	450,000	403,875
Smithfield Foods, Inc.
10.000% 07/15/14 (b)	320,000	336,000
Tyson Foods, Inc.
10.500% 03/01/14	355,000	402,037
Food Total		9,142,132
Healthcare Products – 0.0%
Biomet, Inc.
PIK, 10.375% 10/15/17	230,000	244,375
Healthcare Products Total		244,375
Healthcare Services – 0.5%
Community Health Systems, Inc.
8.875% 07/15/15	105,000	107,625
HCA, Inc.
9.250% 11/15/16	120,000	124,050
PIK, 9.625% 11/15/16	994,000	1,033,760
Health Net, Inc.
6.375% 06/01/17	320,000	281,600
Roche Holdings, Inc.
6.000% 03/01/19 (b)	2,495,000	2,777,282
U.S. Oncology, Inc.
9.125% 08/15/17 (b)	335,000	352,587
WellPoint, Inc.
7.000% 02/15/19	1,840,000	2,091,633
Healthcare Services Total		6,768,537
Household Products/Wares – 0.1%
American Greetings Corp.
7.375% 06/01/16	165,000	157,988
Fortune Brands, Inc.
5.125% 01/15/11	1,565,000	1,604,840
Jostens IH Corp.
7.625% 10/01/12	165,000	165,206
Household Products/Wares Total		1,928,034
Pharmaceuticals – 1.2%
Abbott Laboratories
5.600% 05/15/11 (j)	7,000,000	7,490,252
Elan Finance PLC
4.440% 11/15/11 (11/15/09) (c)(d)	70,000	68,250
8.875% 12/01/13	195,000	196,463
Novartis Securities Investment Ltd.
5.125% 02/10/19	4,165,000	4,433,888

	Par (a)	Value ($)
Omnicare, Inc.
6.750% 12/15/13	225,000	217,687
6.875% 12/15/15	150,000	144,000
Valeant Pharmaceuticals International
8.375% 06/15/16 (b)	265,000	268,975
Warner Chilcott Corp.
8.750% 02/01/15	205,000	210,125
Wyeth
5.500% 02/15/16	2,150,000	2,346,080
Pharmaceuticals Total		15,375,720
Consumer Non-Cyclical Total		47,615,259
Diversified – 0.0%
Diversified Holding Companies – 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.125% 02/15/13	355,000	341,687
Diversified Holding Companies Total		341,687
Diversified Total		341,687
Energy – 5.1%
Coal – 0.1%
Arch Western Finance LLC
6.750% 07/01/13	580,000	570,575
Massey Energy Co.
6.875% 12/15/13	600,000	579,000
Coal Total		1,149,575
Oil & Gas – 2.6%
Canadian Natural Resources Ltd.
6.250% 03/15/38	2,125,000	2,263,841
Chesapeake Energy Corp.
6.375% 06/15/15	1,040,000	965,900
9.500% 02/15/15	95,000	99,988
Cimarex Energy Co.
7.125% 05/01/17	355,000	330,150
Connacher Oil & Gas Ltd.
11.750% 07/15/14 (b)	275,000	292,875
Devon Energy Corp.
6.300% 01/15/19	1,320,000	1,456,332
Forest Oil Corp.
8.500% 02/15/14 (b)	635,000	639,762
Frontier Oil Corp.
8.500% 09/15/16	150,000	153,563
Gazprom International SA
7.201% 02/01/20 (b)	2,245,888	2,313,264
Hess Corp.
7.300% 08/15/31	3,120,000	3,507,295

See Accompanying Notes to Financial Statements.

16

Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Marathon Oil Corp.
6.000% 07/01/12	2,415,000	2,640,571
6.000% 10/01/17	3,000,000	3,153,210
7.500% 02/15/19	525,000	605,549
Newfield Exploration Co.
6.625% 04/15/16	615,000	602,700
Nexen, Inc.
5.875% 03/10/35	2,745,000	2,514,047
7.500% 07/30/39	3,260,000	3,549,873
OPTI Canada, Inc.
8.250% 12/15/14	295,000	228,625
Penn Virginia Corp.
10.375% 06/15/16	190,000	205,200
PetroHawk Energy Corp.
7.875% 06/01/15	275,000	270,875
Qatar Petroleum
5.579% 05/30/11 (b)	1,104,583	1,136,053
Quicksilver Resources, Inc.
7.125% 04/01/16	245,000	212,537
Range Resources Corp.
7.500% 05/15/16	160,000	160,000
Southwestern Energy Co.
7.500% 02/01/18	235,000	237,350
Talisman Energy, Inc.
5.850% 02/01/37 (j)	2,210,000	2,125,677
7.750% 06/01/19	4,168,000	4,900,839
Tesoro Corp.
6.625% 11/01/15	475,000	439,375
Oil & Gas Total		35,005,451
Oil & Gas Services – 0.6%
Smith International, Inc.
9.750% 03/15/19	2,630,000	3,245,007
Weatherford International Ltd.
5.150% 03/15/13	3,355,000	3,524,065
7.000% 03/15/38	1,510,000	1,627,891
Oil & Gas Services Total		8,396,963
Pipelines – 1.8%
El Paso Corp.
6.875% 06/15/14	460,000	450,800
7.250% 06/01/18	135,000	132,784
Enbridge Energy Partners LP
7.500% 04/15/38	1,265,000	1,444,693
Energy Transfer Partners LP
6.000% 07/01/13	805,000	853,130
Kinder Morgan Energy Partners LP
5.625% 02/15/15	1,445,000	1,551,049
5.800% 03/01/21	1,710,000	1,737,088
6.500% 09/01/39	2,635,000	2,680,507
6.950% 01/15/38	2,220,000	2,384,455

	Par (a)	Value ($)
Kinder Morgan Finance Co. ULC
5.700% 01/05/16	480,000	457,200
MarkWest Energy Partners LP
8.500% 07/15/16	230,000	227,700
ONEOK Partners LP
6.850% 10/15/37	1,435,000	1,548,374
Plains All American Pipeline LP
5.750% 01/15/20	660,000	665,107
6.500% 05/01/18	155,000	166,020
8.750% 05/01/19	2,725,000	3,271,098
TransCanada Pipelines Ltd.
6.350% 05/15/67 (05/15/17) (c)(d)	6,425,000	5,629,206
Williams Companies, Inc.
7.875% 09/01/21	85,000	91,941
Pipelines Total		23,291,152
Energy Total		67,843,141
Financials – 13.4%
Banks – 8.1%
Bank of New York Mellon Corp.
5.450% 05/15/19	2,695,000	2,913,182
Barclays Bank PLC
5.000% 09/22/16	3,195,000	3,235,794
7.375% 06/29/49 (12/01/11) (b)(c)(d)	1,165,000	1,019,375
Capital One Capital IV
6.745% 02/17/37 (02/17/32) (c)(d)	6,545,000	4,974,200
Capital One Capital V
10.250% 08/15/39	1,915,000	2,116,113
Capital One Financial Corp.
7.375% 05/23/14	680,000	758,889
Chinatrust Commercial Bank
5.625% 12/29/49 (03/17/15) (b)(c)(d)	1,220,000	1,021,904
Citicorp Lease Pass-Through Trust
8.040% 12/15/19 (b)	6,000,000	5,937,846
Citigroup, Inc.
8.125% 07/15/39	5,185,000	5,804,032
Comerica Bank
0.336% 06/30/10 (10/30/09) (c)(d)	1,250,000	1,226,001
5.200% 08/22/17	2,750,000	2,348,989
5.750% 11/21/16	615,000	556,386
Deutsche Bank AG
4.875% 05/20/13	555,000	591,168
Fifth Third Bank
4.200% 02/23/10	2,900,000	2,923,139

See Accompanying Notes to Financial Statements.

17

Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
GMAC LLC
8.000% 11/01/31 (b)	155,000	124,775
JPMorgan Chase Capital XX
6.550% 09/29/36	9,120,000	8,470,218
JPMorgan Chase Capital XXII
6.450% 02/02/37	915,000	823,498
JPMorgan Chase Capital XVIII
6.950% 08/17/36	1,165,000	1,117,258
KeyBank NA
5.800% 07/01/14	2,025,000	1,963,138
Keycorp
6.500% 05/14/13 (j)	2,755,000	2,820,222
Lloyds TSB Group PLC
6.267% 12/31/49 (11/16/16) (b)(c)(d)	3,395,000	1,935,150
M&I Marshall & Ilsley Bank
5.300% 09/08/11	2,690,000	2,544,070
Merrill Lynch & Co., Inc.
5.700% 05/02/17 (k)	3,535,000	3,461,270
6.150% 04/25/13 (k)	4,615,000	4,883,127
7.750% 05/14/38 (k)	2,235,000	2,518,664
Morgan Stanley
5.625% 09/23/19	4,350,000	4,277,351
National City Bank of Cleveland
6.200% 12/15/11	890,000	950,369
National City Bank of Kentucky
6.300% 02/15/11	1,585,000	1,651,684
National City Corp.
4.900% 01/15/15	540,000	546,516
6.875% 05/15/19	1,840,000	1,997,657
Northern Trust Co.
6.500% 08/15/18	2,865,000	3,271,303
Northern Trust Corp.
5.500% 08/15/13	2,415,000	2,647,234
Regions Financial Corp.
6.375% 05/15/12	165,000	154,876
USB Capital IX
6.189% 04/15/42 (04/15/49) (c)(d)	9,690,000	7,437,075
Wachovia Capital Trust III
5.800% 03/15/42 (03/15/11) (c)(d)	10,435,000	7,200,150
Wachovia Corp.
5.500% 05/01/13	1,045,000	1,118,120
Westpac Banking Corp.
4.200% 02/27/15	9,720,000	9,879,233
Zions Bancorporation
7.750% 09/23/14	85,000	76,075
Banks Total		107,296,051

	Par (a)	Value ($)
Diversified Financial Services – 1.8%
American General Finance Corp.
6.900% 12/15/17	335,000	234,293
Ameriprise Financial, Inc.
7.300% 06/28/19	2,620,000	2,888,215
Discover Financial Services
10.250% 07/15/19	1,345,000	1,539,444
Eaton Vance Corp.
6.500% 10/02/17	2,535,000	2,737,861
Fund American Companies, Inc.
5.875% 05/15/13	3,225,000	3,081,100
General Electric Capital Corp.
6.000% 08/07/19 (j)	4,150,000	4,209,930
International Lease Finance Corp.
4.875% 09/01/10	5,754,000	5,395,486
5.650% 06/01/14	1,191,000	914,131
Lazard Group LLC
7.125% 05/15/15	395,000	398,941
Lehman Brothers Holdings, Inc.
5.625% 01/24/13 (f)(h)	11,045,000	1,960,487
6.875% 05/02/18 (f)(h)	660,000	117,150
Reliance Intermediate Holdings LP
9.500% 12/15/19 (b)	155,000	153,063
Sears Roebuck Acceptance Corp.
7.000% 02/01/11	120,000	119,700
Diversified Financial Services Total		23,749,801
Insurance – 2.3%
Asurion Corp.
6.746% 07/02/15 (10/13/09) (c)(d)(l)	210,000	199,915
Crum & Forster Holdings Corp.
7.750% 05/01/17	270,000	248,400
ING Groep NV
5.775% 12/29/49 (12/08/15) (c)(d)	4,140,000	2,649,600
Liberty Mutual Group, Inc.
7.500% 08/15/36 (b)	5,775,000	4,876,722
10.750% 06/15/58 (b)(d)	2,815,000	2,674,250
Lincoln National Corp.
8.750% 07/01/19	3,640,000	4,209,904
MetLife Capital Trust X
9.250% 04/08/38 (b)(d)	5,685,000	5,912,400
MetLife, Inc.
10.750% 08/01/39	2,225,000	2,681,125
Principal Life Income Funding Trusts
5.300% 04/24/13	4,550,000	4,667,781
Provident Companies, Inc.
7.000% 07/15/18	130,000	124,976
Unum Group
7.125% 09/30/16	3,065,000	3,101,155
Insurance Total		31,346,228

See Accompanying Notes to Financial Statements.

18

Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Real Estate Investment Trusts (REITs) – 1.2%
Brandywine Operating Partnership LP
7.500% 05/15/15	4,145,000	4,146,898
Duke Realty LP
7.375% 02/15/15	4,055,000	4,182,100
8.250% 08/15/19	3,015,000	3,148,013
Highwoods Properties, Inc.
5.850% 03/15/17	1,040,000	915,963
Liberty Property LP
5.500% 12/15/16	3,310,000	2,981,946
Senior Housing Properties Trust
8.625% 01/15/12	150,000	153,000
Real Estate Investment Trusts (REITs) Total		15,527,920
Savings & Loans – 0.0%
Washington Mutual Bank
5.125% 01/15/15 (i)	6,935,000	17,338
Savings & Loans Total		17,338
Financials Total		177,937,338
Industrials – 2.5%
Aerospace & Defense – 0.5%
BE Aerospace, Inc.
8.500% 07/01/18	390,000	399,750
Boeing Co.
6.000% 03/15/19	1,800,000	2,019,076
L-3 Communications Corp.
5.875% 01/15/15	160,000	159,200
6.375% 10/15/15	485,000	489,850
Raytheon Co.
5.375% 04/01/13	2,200,000	2,408,564
7.200% 08/15/27	830,000	1,032,954
TransDigm, Inc.
7.750% 07/15/14 (g)	30,000	29,775
7.750% 07/15/15 (b)(g)	115,000	113,850
Aerospace & Defense Total		6,653,019
Building Materials – 0.0%
Owens Corning
6.500% 12/01/16	330,000	321,978
Texas Industries, Inc.
7.250% 07/15/13	225,000	216,000
Building Materials Total		537,978
Electrical Components & Equipment – 0.0%
Belden, Inc.
7.000% 03/15/17	360,000	342,450
General Cable Corp.
7.125% 04/01/17	145,000	142,100
Electrical Components & Equipment Total		484,550

	Par (a)	Value ($)
Electronics – 0.0%
Flextronics International Ltd.
6.250% 11/15/14	219,000	210,788
Electronics Total		210,788
Environmental Control – 0.0%
Clean Harbors, Inc.
7.625% 08/15/16 (b)	285,000	291,769
Environmental Control Total		291,769
Machinery – 0.2%
Caterpillar Financial Services Corp.
4.250% 02/08/13	2,315,000	2,384,561
6.200% 09/30/13	415,000	459,606
Machinery Total		2,844,167
Machinery-Construction & Mining – 0.3%
Caterpillar, Inc.
8.250% 12/15/38	2,395,000	3,267,091
Terex Corp.
8.000% 11/15/17	330,000	302,775
Machinery-Construction & Mining Total		3,569,866
Machinery-Diversified – 0.0%
CPM Holdings, Inc.
10.625% 09/01/14 (b)	145,000	149,713
Manitowoc Co., Inc.
7.125% 11/01/13	280,000	242,200
Machinery-Diversified Total		391,913
Miscellaneous Manufacturing – 0.5%
American Railcar Industries, Inc.
7.500% 03/01/14	220,000	204,600
Bombardier, Inc.
6.300% 05/01/14 (b)	650,000	627,250
Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	3,315,000	3,917,100
Koppers Holdings, Inc.
(m) 11/15/14 (9.875% 11/15/09)	165,000	165,413
Trinity Industries, Inc.
6.500% 03/15/14	220,000	217,800
Tyco International Finance SA
4.125% 10/15/14	365,000	363,733
Tyco International Ltd./Tyco International Finance SA
6.875% 01/15/21	645,000	723,984
Miscellaneous Manufacturing Total		6,219,880
Packaging & Containers – 0.1%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	265,000	269,637
Crown Americas LLC & Crown Americas Capital Corp. II
7.625% 05/15/17 (b)	125,000	126,250

See Accompanying Notes to Financial Statements.

19

Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Graphic Packaging International, Inc.
9.500% 06/15/17 (b)	45,000	47,813
Owens-Brockway Glass Container, Inc.
8.250% 05/15/13	340,000	347,650
Solo Cup Co.
10.500% 11/01/13 (b)	260,000	275,600
Packaging & Containers Total		1,066,950
Transportation – 0.9%
BNSF Funding Trust I
6.613% 12/15/55 (01/15/26) (c)(d)	2,450,000	2,278,500
Bristow Group, Inc.
7.500% 09/15/17	330,000	313,500
Burlington Northern Santa Fe Corp.
4.700% 10/01/19	1,835,000	1,856,851
Navios Maritime Holdings, Inc.
9.500% 12/15/14	205,000	193,725
RailAmerica, Inc.
9.250% 07/01/17 (b)	200,000	209,500
Ship Finance International Ltd.
8.500% 12/15/13	110,000	104,912
Stena AB
7.500% 11/01/13	25,000	23,188
Teekay Corp.
8.875% 07/15/11	170,000	174,887
TFM SA de CV
9.375% 05/01/12	320,000	324,800
Union Pacific Corp.
5.700% 08/15/18	2,775,000	2,993,301
6.650% 01/15/11	2,635,000	2,786,157
Transportation Total		11,259,321
Industrials Total		33,530,201
Technology – 0.8%
Computers – 0.0%
Seagate Technology International
10.000% 05/01/14 (b)	145,000	158,413
Computers Total		158,413
Networking Products – 0.3%
Cisco Systems, Inc.
5.900% 02/15/39	3,315,000	3,588,398
Networking Products Total		3,588,398
Semiconductors – 0.0%
Amkor Technology, Inc.
9.250% 06/01/16	140,000	144,200
Freescale Semiconductor, Inc.
12.500% 12/15/14 (d)(l)	151,023	151,401
Semiconductors Total		295,601

	Par (a)	Value ($)
Software – 0.5%
Oracle Corp.
5.000% 01/15/11	4,005,000	4,188,745
6.500% 04/15/38	2,440,000	2,828,282
Software Total		7,017,027
Technology Total		11,059,439
Utilities – 4.0%
Electric – 3.3%
AEP Texas Central Co.
6.650% 02/15/33	2,830,000	3,041,013
AES Corp.
7.750% 03/01/14	20,000	20,150
8.000% 10/15/17	910,000	915,687
Calpine Construction Finance Co. LP
8.000% 06/01/16 (b)	295,000	302,375
CMS Energy Corp.
6.875% 12/15/15	160,000	160,417
Commonwealth Edison Co.
5.900% 03/15/36	815,000	866,146
5.950% 08/15/16	3,430,000	3,739,798
6.950% 07/15/18	1,630,000	1,846,135
Consolidated Edison Co. of New York, Inc.
6.750% 04/01/38	1,900,000	2,271,199
DTE Energy Co.
7.625% 05/15/14	2,540,000	2,803,675
Dynegy Holdings, Inc.
7.125% 05/15/18	170,000	130,900
Exelon Generation Co. LLC
6.200% 10/01/17 (j)	3,000,000	3,274,092
FPL Energy National Wind LLC
5.608% 03/10/24 (b)	473,273	441,479
Hydro Quebec
8.500% 12/01/29	1,510,000	2,080,739
Intergen NV
9.000% 06/30/17 (b)	460,000	473,800
Ipalco Enterprises, Inc.
7.250% 04/01/16 (b)	230,000	230,575
Kansas City Power & Light Co.
7.150% 04/01/19	4,965,000	5,800,937
MidAmerican Energy Holdings Co.
5.000% 02/15/14	3,300,000	3,488,879
Mirant North America LLC
7.375% 12/31/13	355,000	353,225
Niagara Mohawk Power Corp.
4.881% 08/15/19 (b)	4,910,000	4,999,013
NRG Energy, Inc.
7.375% 02/01/16	700,000	677,250

See Accompanying Notes to Financial Statements.

20

Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
NSG Holdings LLC/NSG Holdings, Inc.
7.750% 12/15/25 (b)	325,000	290,875
Oncor Electric Delivery Co.
5.950% 09/01/13	3,110,000	3,365,698
Southern Co.
4.150% 05/15/14	1,270,000	1,311,942
Windsor Financing LLC
5.881% 07/15/17 (b)	1,274,917	962,256
Electric Total		43,848,255
Gas – 0.7%
Atmos Energy Corp.
6.350% 06/15/17	2,065,000	2,239,833
8.500% 03/15/19	2,540,000	3,135,795
Centerpoint Energy, Inc.
5.950% 02/01/17	295,000	287,992
Nakilat, Inc.
6.067% 12/31/33 (b)	2,270,000	2,069,990
Sempra Energy
6.500% 06/01/16	1,410,000	1,558,675
Gas Total		9,292,285
Utilities Total		53,140,540
Total Corporate Fixed-Income Bonds & Notes (cost of $480,709,741)		487,695,014
Mortgage-Backed Securities – 24.4%
Federal Home Loan Mortgage Corp.
5.000% 03/01/37	6,617,990	6,848,861
5.000% 04/01/37	16,005,648	16,564,012
5.500% 12/01/17	121,403	130,272
5.500% 12/01/18	1,003,183	1,075,835
5.500% 07/01/19	712,246	760,712
5.500% 04/01/37	40,107	42,039
5.596% 08/01/37 (10/01/09) (c)(d)	7,350,164	7,737,413
5.693% 06/01/37 (10/01/09) (c)(d)	6,584,596	6,947,858
5.727% 06/01/36 (10/01/09) (c)(d)	4,816,275	5,074,206
6.000% 05/01/17	58,324	62,548
6.500% 10/01/37	22,351,722	23,856,645
8.000% 11/01/09	268	270
8.000% 04/01/10	778	792
8.500% 11/01/26	132,759	152,272
Federal National Mortgage Association
3.199% 08/01/36 (10/01/09) (c)(d)	35,340	35,779
4.000% 03/01/39	8,682,896	8,609,597
4.500% 02/01/39	32,595,588	33,060,755
4.600% 09/01/19 (f)	9,175,000	9,817,250

	Par (a)	Value ($)
4.680% 09/01/19	6,925,000	7,166,202
5.000% 05/01/36	8,065,281	8,360,504
5.000% 12/01/36	6,479,797	6,716,984
5.000% 03/01/38	26,451,767	27,364,794
5.500% 10/01/36	20,860,849	21,878,902
5.500% 05/01/37	3,531,826	3,701,427
5.500% 06/01/38	28,171,044	29,510,635
5.650% 10/01/37 (10/01/09) (c)(d)	5,983,727	6,303,740
5.854% 07/01/37 (10/01/09) (c)(d)	671,251	702,316
5.942% 06/01/32 (10/01/09) (c)(d)	15,481	16,450
6.000% 05/01/38	2,382,259	2,516,648
6.000% 11/01/38	46,667,506	49,382,972
6.001% 07/01/32 (10/01/09) (c)(d)	260,231	277,685
6.500% 09/01/36	6,513,298	6,976,625
6.500% 10/01/37	1,151,920	1,233,143
6.500% 03/01/38	6,966,289	7,457,485
7.000% 10/01/11	45,086	46,845
8.000% 12/01/09	1,028	1,035
10.000% 09/01/18	49,487	55,214
Government National Mortgage Association
4.500% 07/15/39	21,123,465	21,479,923
7.000% 01/15/30	710,718	784,356
7.500% 12/15/23	715,107	797,611
7.500% 07/20/28	281,151	313,838
8.000% 05/15/17	9,673	10,691
8.500% 02/15/25	80,272	91,835
13.000% 01/15/11	700	741
13.000% 02/15/11	478	504
Total Mortgage-Backed Securities (cost of $315,494,191)		323,926,221
Commercial Mortgage-Backed Securities – 16.2%
Bear Stearns Commercial Mortgage Securities
4.674% 06/11/41	860,000	828,527
4.740% 03/13/40	640,000	661,244
4.830% 08/15/38	3,530,000	3,599,749
4.933% 02/13/42 (10/01/09) (c)(d)	6,960,000	6,776,377
5.201% 12/11/38	4,315,000	4,002,697
5.540% 09/11/41	1,765,000	1,684,684
5.742% 09/11/42 (10/01/09) (c)(d)	5,930,000	5,549,234
5.878% 09/11/38 (10/01/09) (c)(d)	482,000	487,390
5.908% 06/11/40 (10/01/09) (c)(d)	6,870,000	6,275,415

See Accompanying Notes to Financial Statements.

21

Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

Commercial Mortgage-Backed Securities (continued)
	Par (a)	Value ($)
Chase Commercial Mortgage Securities Corp.
6.484% 02/12/16 (10/01/09) (b)(c)(d)	13,600,000	14,274,674
Credit Suisse Mortgage Capital Certificates
5.912% 06/15/39 (10/01/09) (c)(d)	5,745,000	4,535,464
6.020% 06/15/38 (10/01/09) (c)(d)	15,000,000	12,722,092
CS First Boston Mortgage Securities Corp.
4.577% 04/15/37	2,319,000	2,336,847
GE Capital Commercial Mortgage Corp.
5.189% 07/10/39 (10/01/09) (c)(d)	14,309,000	14,518,733
GMAC Commercial Mortgage Securities, Inc.
1.361% 07/15/29 (10/01/09) (c)(d)	8,006,162	383,671
Greenwich Capital Commercial Funding Corp.
4.533% 01/05/36	1,666,000	1,700,719
5.317% 06/10/36 (10/01/09) (c)(d)	11,640,000	11,778,112
6.116% 07/10/38 (10/01/09) (c)(d)	7,740,000	7,081,320
GS Mortgage Securities Corp. II
5.999% 08/10/45 (10/01/09) (c)(d)	6,535,000	5,400,966
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% 12/12/34	8,110,000	8,277,690
5.440% 06/12/47	4,965,000	4,265,907
5.716% 02/15/51	8,205,000	5,983,682
5.814% 06/12/43 (10/01/09) (c)(d)	2,485,000	2,343,634
LB-UBS Commercial Mortgage Trust
4.853% 09/15/31	3,555,000	3,644,897
5.084% 02/15/31	10,080,000	10,115,623
5.430% 02/15/40	4,585,000	3,720,572
Merrill Lynch Mortgage Investors, Inc.
I.O., 0.578% 12/15/30 (10/01/09) (c)(d)	23,820,068	476,328
Merrill Lynch Mortgage Trust
4.747% 06/12/43 (10/01/09) (c)(d)	6,450,000	6,242,580
Morgan Stanley Capital I
4.989% 08/13/42	4,090,000	3,979,963
5.378% 11/14/42 (10/01/09) (c)(d)	3,710,000	3,718,838
5.447% 02/12/44 (10/01/09) (c)(d)	2,305,000	1,969,130
Morgan Stanley Dean Witter Capital I
4.920% 03/12/35	2,960,000	2,995,398
5.080% 09/15/37	5,755,000	5,904,020

	Par (a)		Value ($)
Wachovia Bank Commercial Mortgage Trust
0.415% 03/15/42 (10/01/09) (b)(c)(d)		268,525,630	1,731,507
5.037% 03/15/42		4,550,000	4,594,685
5.384% 10/15/44 (10/01/09) (c)(d)		12,960,000	12,915,155
5.412% 07/15/41 (10/01/09) (c)(d)		1,205,000	1,202,891
5.416% 01/15/45 (d)		5,000,000	4,390,368
5.418% 01/15/45 (10/01/09) (c)(d)		9,000,000	8,193,630
5.609% 03/15/45 (10/01/09) (c)(d)		5,635,000	4,172,495
5.726% 06/15/45		3,894,923	3,951,418
5.765% 07/15/45 (10/01/09) (c)(d)		7,140,000	6,410,922
Total Commercial Mortgage-Backed Securities (cost of $213,989,655)			215,799,248
Government & Agency Obligations – 12.1%
Foreign Government Obligations – 3.6%
African Development Bank
1.950% 03/23/10	JPY	497,000,000	5,572,679
Belgium Government Bond
3.750% 09/28/15	EUR	650,000	995,131
Canada Housing Trust No. 1
4.000% 06/15/12 (b)	CAD	760,000	748,444
Eksportfinans A/S
1.600% 03/20/14	JPY	150,000,000	1,663,754
1.800% 06/21/10	JPY	210,000,000	2,352,791
European Investment Bank
0.134% 09/21/11 (12/21/09) (c)(d)	JPY	220,000,000	2,426,193
1.250% 09/20/12	JPY	50,000,000	569,791
1.400% 06/20/17	JPY	68,300,000	772,649
5.500% 12/07/11	GBP	190,000	327,099
Federal Republic of Germany
4.250% 07/04/17	EUR	3,210,000	5,100,289
Government of Canada
4.000% 06/01/16	CAD	415,000	414,957
Japan Finance Organization for Municipal Enterprises
1.900% 06/22/18	JPY	60,000,000	704,916
Kingdom of Belgium
3.250% 09/28/16	EUR	150,000	220,830
Kingdom of Denmark
4.000% 11/15/17	DKK	1,570,000	322,178
Kingdom of Netherlands
4.000% 07/15/16	EUR	650,000	1,005,869
Kingdom of Norway
6.000% 05/16/11	NOK	3,030,000	551,232

See Accompanying Notes to Financial Statements.

22

Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

Government & Agency Obligations (continued)
	Par (a)		Value ($)
Kingdom of Sweden
3.750% 08/12/17	SEK	1,700,000	252,390
Kreditanstalt fuer Wiederaufbau
4.375% 03/15/18		4,210,000	4,424,079
New South Wales Treasury Corp.
6.000% 04/01/19	AUD	175,000	154,493
Province of Ontario
1.875% 01/25/10	JPY	200,000,000	2,233,176
Province of Quebec
5.125% 11/14/16		3,060,000	3,326,856
Queensland Treasury Corp.
6.000% 10/14/15	AUD	170,000	151,745
Republic of Finland
5.375% 07/04/13	EUR	290,000	472,474
Republic of France
3.000% 10/25/15	EUR	1,760,000	2,599,317
4.250% 04/25/19	EUR	1,360,000	2,116,529
Republic of Greece
4.300% 07/20/17	EUR	282,000	419,766
Republic of Italy
5.250% 08/01/17	EUR	2,185,000	3,567,359
Republic of Poland
6.250% 10/24/15	PLN	1,000,000	355,193
Republic of Spain
4.400% 01/31/15	EUR	500,000	787,318
Svensk Exportkredit AB
5.125% 03/01/17		310,000	332,418
United Kingdom Treasury
5.000% 03/07/25	GBP	1,110,000	1,984,569
8.000% 09/27/13	GBP	450,000	876,098
Foreign Government Obligations Total			47,802,582
U.S. Government Agencies – 1.8%
Resolution Funding Corp., STRIPS
(n) 10/15/19		18,425,000	12,198,050
(n) 10/15/20		17,795,000	11,072,352
U.S. Government Agencies Total			23,270,402
U.S. Government Obligations – 6.7%
U.S. Treasury Bonds
4.250% 05/15/39		960,000	993,150
U.S. Treasury Inflation Indexed Bonds
3.375% 04/15/32 (o)		8,505,303	10,501,395
U.S. Treasury Notes
1.000% 09/30/11		3,740,000	3,742,921
1.375% 09/15/12		3,385,000	3,379,181
2.375% 09/30/14		52,100,000	52,234,418
3.125% 05/15/19		230,000	226,316
3.625% 08/15/19		17,615,000	18,080,142
U.S. Government Obligations Total			89,157,523
Total Government & Agency Obligations (cost of $152,870,585)			160,230,507

Asset-Backed Securities – 6.2%
	Par (a)	Value ($)
American Express Credit Account Master Trust
0.593% 12/15/14 (10/15/09) (b)(c)(d)	2,350,000	2,197,250
0.633% 01/15/13 (b)(d)	2,380,000	2,339,212
Bombardier Capital Mortgage Securitization Corp.
6.230% 04/15/28	89,425	74,005
Capital One Multi-Asset Execution Trust
0.223% 08/15/12 (10/13/09) (c)(d)	6,265,000	6,263,898
Carmax Auto Owner Trust
5.270% 11/15/12	12,500,000	13,104,160
Carrington Mortgage Loan Trust
0.356% 07/25/36 (10/26/09) (c)(d)	2,238,348	1,904,827
Contimortgage Home Equity Trust
6.880% 01/15/28	100,992	75,561
8.180% 12/25/29 (10/01/09) (c)(d)	36,034	35,851
Daimler Chrysler Auto Trust
4.940% 02/08/12	8,935,000	9,220,498
Discover Card Master Trust
0.563% 01/15/13 (10/15/09) (c)(d)	5,778,700	5,649,082
Discover Card Master Trust I
0.343% 08/15/12 (10/15/09) (c)(d)	5,390,000	5,343,074
First Alliance Mortgage Loan Trust
7.625% 07/25/25	727,568	507,713
First Plus Home Loan Trust
7.720% 05/10/24 (10/01/09) (c)(d)	90,723	90,670
Ford Credit Auto Owner Trust
4.950% 03/15/13	7,500,000	7,890,500
5.160% 04/15/13	5,650,000	5,971,327
Franklin Auto Trust
5.360% 05/20/16	3,200,000	3,215,096
IMC Home Equity Loan Trust
7.500% 04/25/26	185,342	184,904
Long Beach Auto Receivables Trust
4.250% 04/15/12	2,419,344	2,412,749
Money Store Home Equity Trust
0.543% 08/15/29 (10/15/09) (c)(d)	3,291,274	1,326,058
Morgan Stanley Mortgage Loan Trust
0.366% 10/25/36 (10/26/09) (c)(d)	471,995	428,565
Popular ABS Mortgage Pass-Through Trust
0.446% 02/25/36 (10/26/09) (c)(d)	1,199,016	1,157,607

See Accompanying Notes to Financial Statements.

23

Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

Asset-Backed Securities (continued)
	Par (a)	Value ($)
SACO I, Inc.
0.446% 04/25/35 (10/26/09) (b)(c)(d)	291,667	117,689
SLM Student Loan Trust
0.359% 03/15/17 (12/15/09) (c)(d)	2,457,699	2,402,649
0.379% 12/15/20 (12/15/09) (c)(d)	9,792,000	9,388,783
Soundview Home Equity Loan Trust
0.546% 11/25/35 (10/26/09) (c)(d)	1,769,379	1,476,707
Total Asset-Backed Securities (cost of $83,710,094)		82,778,435
Municipal Bonds – 1.5%
California – 0.9%
CA Los Angeles Community College District
Series 2008 F-1,
5.000% 08/01/33	6,200,000	6,600,334
CA State
Series 2009,
7.550% 04/01/39	4,755,000	5,305,106
California Total		11,905,440
New York – 0.6%
NY Triborough Bridge & Tunnel Authority
Series 2008 C,
5.000% 11/15/38	7,500,000	8,044,650
New York Total		8,044,650
Total Municipal Bonds (cost of $18,301,325)		19,950,090
Collateralized Mortgage Obligations – 0.5%
Non-Agency – 0.5%
Bear Stearns Alt-A Trust
0.526% 01/25/35 (10/26/09) (c)(d)	1,658,546	989,494
3.820% 10/25/33 (10/25/09) (c)(d)	1,420,143	1,265,897
Citigroup Mortgage Loan Trust, Inc.
5.839% 09/25/37 (10/01/09) (c)(d)	4,264,609	2,134,451
Morgan Stanley Mortgage Loan Trust
0.466% 02/25/47 (10/26/09) (c)(d)	7,463,033	1,614,338

	Par (a)	Value ($)
Sequoia Mortgage Trust
1.126% 07/20/34 (10/20/09) (c)(d)	1,974,299	577,110
Non-Agency Total		6,581,290
Total Collateralized Mortgage Obligations (cost of $16,801,757)		6,581,290
Preferred Stock – 0.0%
	Shares
Communications – 0.0%
Media – 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (b)(d)(f)(p)	6,343	63
Media Total		63
Communications Total		63
Total Preferred Stock (cost of $63)		63
Warrant – 0.0%
Financials – 0.0%
CNB Capital Trust I
Expires 03/23/19 (f)	7,248	73
Financials Total		73
Total Warrant (cost of $73)		73
Short-Term Obligation – 1.1%
	Par (a)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency Obligation maturing 06/15/12, market value $14,155,150 (repurchase proceeds $13,877,004)	13,877,000	13,877,000
Total Short-Term Obligation (cost of $13,877,000)		13,877,000
Total Investments – 98.7% (cost of $1,295,754,484)		1,310,837,941
Other Assets & Liabilities, Net – 1.3%		17,631,090
Net Assets – 100.0%		1,328,469,031

See Accompanying Notes to Financial Statements.

24

Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

Notes to Investment Portfolio:

(a)  Principal amount is stated in United States dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid except for the following, amounted to $93,471,783, which represents 7.0% of net assets.

Security	Acquisition Date	Par/ Shares	Cost	Value
CMP Susquehanna Radio Holdings Corp., Series A, Preferred Stock	04/01/09	6,343	$63	$63
Local TV Finance LLC, PIK, 9.250% 06/15/15	05/07/07	$178,500	$172,709	$55,828
Orascom Telecom Finance SCA 7.875% 02/08/14	02/08/07	$170,000	$170,000	$162,350
Qatar Petroleum, 5.579% 05/30/11	05/26/05	$1,104,583	$1,104,583	$1,136,053
Seminole Indian Tribe of Florida 7.804% 10/01/20	09/28/07	$340,000	$344,452	$290,238
				$1,644,532

(c)  Parenthetical date represents the next reset date for the security.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(e)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At September 30, 2009, the value of this security amounted to $292,500, which represents less than 0.1% of net assets.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2009, the value of these securities amounted to $11,907,173, which represents 0.9% of net assets.

(g)  Security purchased on a delayed delivery basis.

(h)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of these securities amounted to $2,109,272, which represents 0.2% of net assets.

(i)  The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of these securities amounted to $51,988, which represents less than 0.01% of net assets.

(j)  This security or a portion of this security is pledged for open credit default swap contracts. At September 30, 2009, the total market value of securities pledged amounted to $8,548,831.

(k)  Investments in affiliates during the six month period ended September 30, 2009:

Security name: Merrill Lynch & Co., Inc. 5.700% 05/02/17
Par as of 03/31/09:	$3,535,000
Par purchased:	$–
Par sold:	$–
Par as of 09/30/09:	$3,535,000
Net realized gain/loss:	$–
Interest income earned:	$100,748
Value at end of period:	$3,461,270
Security name: Merrill Lynch & Co., Inc. 6.150% 04/25/13.
Par as of 03/31/09:	$4,615,000
Par purchased:	$–
Par sold:	$–
Par as of 09/30/09:	$4,615,000
Net realized gain/loss:	$–
Interest income earned:	$141,911
Value at end of period:	$4,883,127

Security name: Merrill Lynch & Co., Inc. 7.750% 05/14/38.
Par as of 03/31/09:	$2,235,000
Par purchased:	$–
Par sold:	$–
Par as of 09/30/09:	$2,235,000
Net realized gain/loss:	$–
Interest income earned:	$86,606
Value at end of period:	$2,518,664

  As of January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America and an affiliate of Columbia Management.

(l)  Loan participation agreement.

(m)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(n)  Zero coupon bond.

(o)  The security or a portion of this security is held as collateral for open futures contracts. At September 30, 2009, the total market value of securities pledged amounted to $3,086,720.

(p)  Non-income producing security.

(q)  Cost for federal income tax purposes is $1,295,754,575.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$21,870,687	$—	$21,870,687
Communications	—	45,836,748	12,150	45,848,898
Consumer Cyclical	—	26,243,636	2,264,188	28,507,824
Consumer Non-Cyclical	—	47,615,259	—	47,615,259
Diversified	—	341,687	—	341,687
Energy	—	67,843,141	—	67,843,141
Financials	—	177,937,338	—	177,937,338
Industrials	—	33,530,201	—	33,530,201
Technology	—	11,059,439	—	11,059,439
Utilities	—	53,140,540	—	53,140,540
Total Corporate Fixed-Income Bonds & Notes	—	485,418,676	2,276,338	487,695,014
Total Mortgage-Backed Securities	—	323,926,221	—	323,926,221
Total Commercial Mortgage-Backed Securities	—	215,799,248	—	215,799,248
Government & Agency Obligations
Foreign Government Obligations	—	47,802,582	—	47,802,582
U.S. Government Agencies	—	23,270,402	—	23,270,402
U.S. Government Obligations	89,157,523	—	—	89,157,523
Total Government & Agency Obligations	89,157,523	71,072,984	—	160,230,507
Total Asset-Backed Securities	—	82,778,435	—	82,778,435
Total Municipal Bonds	—	19,950,090	—	19,950,090
Total Collateralized Mortgage Obligations	—	6,581,290	—	6,581,290
Total Preferred Stock	—	—	63	63
Total Warrants	—	—	73	73
Total Short-Term Obligation	—	13,877,000	—	13,877,000
Total Investments	89,157,523	1,219,403,944	2,276,474	1,310,837,941

See Accompanying Notes to Financial Statements.

25

Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Credit Default Swap Contracts	$—	$(1,736,063)	$—	$(1,736,063)
Forward Foreign Currency Exchange Contracts	—	(2)	—	(2)
Futures Contracts	(1,834,653)	—	—	(1,834,653)
Total	$87,322,870	$1,217,667,879	$2,276,474	$1,307,267,223

The following table reconciles asset balances for the six month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Corporate Fixed-Income Bonds & Notes	$1,805,028	$8,431	$6,038	$590,011	$—	$(133,170)	$—	$—	$2,276,338
Preferred Stock	63	—	—	—	—	—	—	—	63
Warrants	73	—	—	—	—	—	—	—	73
	$1,805,164	$8,431	$6,038	$590,011	$—	$(133,170)	$—	$—	$2,276,474

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at September 30, 2009, which were valued using significant unobservable inputs (Level 3) amounted to $590,011 This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding on September 30, 2009 are:

Foreign Exchange Rate Risk
Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	$95,117	$94,995	10/14/09	$(122)
EUR	314,618	314,738	10/15/09	120
				$(2)

See Accompanying Notes to Financial Statements.

26

Columbia Total Return Bond Fund

September 30, 2009 (Unaudited)

At September 30, 2009, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	Toll Brothers, Inc.
	5.150% 05/15/15	Buy	1.000%	09/20/14	$4,100,000	$14,252	$14,014
Barclays Capital	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	4,100,000	174,260	(41,856)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	5,165,000	40,574	(4,670)
Barclays Capital	HSBC Finance Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	2,015,000	(82,606)	(244,952)
Barclays Capital	Macy's, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	2,040,000	(82,973)	(111,890)
Barclays Capital	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	3,800,000	(309,287)	(110,817)
JPMorgan	Macy's, Inc. 7.450% 07/15/17	Buy	1.000%	06/20/14	7,055,000	590,572	(41,676)
JPMorgan	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	5,165,000	203,926	(37,432)
Morgan Stanley	The Home Depot, Inc. 5.875% 12/16/36	Buy	3.350%	12/20/13	9,000,000	—	(1,022,189)
Morgan Stanley	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	4,000,000	(307,205)	(134,595)
							$(1,736,063)

At September 30, 2009, cash of $2,310,000 was pledged as collateral for open credit default swap contracts.

At September 30, 2009, the Fund held the following open short futures contracts:

Risk Exposure/Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
Interest Rate Risk
10-Year U.S. Treasury Notes	1,640	$194,058,125	$190,688,015	Dec-2009	$(3,370,110)
30-Year U.S. Treasury Bonds	220	26,702,500	26,072,722	Dec-2009	(629,778)
					$(3,999,888)

At September 30, 2009, the Fund held the following open long futures contracts:

Risk Exposure/Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Interest Rate Risk
5-Year U.S. Treasury Notes	1,350	$156,726,562	$154,561,327	Dec-2009	$2,165,235

At September 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Corporate Fixed-Income Bonds & Notes	36.7
Mortgage-Backed Securities	24.4
Commercial Mortgage-Backed Securities	16.2
Government & Agency Obligations	12.1
Asset-Backed Securities	6.2
Municipal Bonds	1.5
Collateralized Mortgage Obligations	0.5
Preferred Stock	0.0	*
Warrant	0.0	*
	97.6
Short-Term Obligation	1.1
Other Assets & Liabilities, Net	1.3
	100.0

  * Rounds to less than 0.1%

Acronym	Name
AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	Great Britain Pound

I.O.	Interest Only

JPY	Japanese Yen

NOK	Norwegian Krone

PIK	Payment-In-Kind

PLN	Polish Zloty

SEK	Swedish Krona

See Accompanying Notes to Financial Statements.

27

Investment Portfolio – Columbia Short Term Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 30.1%
	Par ($)	Value ($)
Basic Materials – 0.7%
Chemicals – 0.3%
EI Du Pont de Nemours & Co.
5.000% 07/15/13	4,910,000	5,348,502
Chemicals Total		5,348,502
Iron/Steel – 0.1%
Nucor Corp.
5.000% 06/01/13	2,504,000	2,663,300
Iron/Steel Total		2,663,300
Metals & Mining – 0.3%
Vale Inco Ltd.
7.750% 05/15/12	5,885,000	6,404,716
Metals & Mining Total		6,404,716
Basic Materials Total		14,416,518
Communications – 3.7%
Media – 1.2%
Comcast Corp.
5.300% 01/15/14	4,100,000	4,387,254
5.500% 03/15/11	2,885,000	3,033,950
News America, Inc.
5.300% 12/15/14	4,775,000	5,140,245
Time Warner, Inc.
6.875% 05/01/12	6,235,000	6,863,613
Viacom, Inc.
4.375% 09/15/14	3,905,000	3,987,602
Media Total		23,412,664
Telecommunication Services – 2.5%
AT&T, Inc.
4.950% 01/15/13	14,000,000	14,926,800
British Telecommunications PLC
5.150% 01/15/13	6,505,000	6,776,941
Deutsche Telekom International Finance BV
8.500% 06/15/10	5,000,000	5,240,970
Telefonica Emisiones SAU
5.855% 02/04/13	2,230,000	2,428,782
5.984% 06/20/11	6,000,000	6,393,006
Verizon Wireless Capital LLC
5.550% 02/01/14 (a)	10,000,000	10,806,810
Vodafone Group PLC
7.750% 02/15/10	4,800,000	4,920,005
Telecommunication Services Total		51,493,314
Communications Total		74,905,978

	Par ($)	Value ($)
Consumer Cyclical – 0.3%
Retail – 0.3%
CVS Caremark Corp.
5.750% 08/15/11	5,997,000	6,411,561
Retail Total		6,411,561
Consumer Cyclical Total		6,411,561
Consumer Non-Cyclical – 3.6%
Beverages – 1.1%
Bottling Group LLC
6.950% 03/15/14	7,425,000	8,653,481
Diageo Capital PLC
5.200% 01/30/13	4,985,000	5,342,315
Diageo Finance BV
3.875% 04/01/11	2,585,000	2,659,205
Miller Brewing Co.
5.500% 08/15/13 (a)	3,236,000	3,419,921
SABMiller PLC
5.700% 01/15/14 (a)	2,360,000	2,547,922
Beverages Total		22,622,844
Food – 0.5%
ConAgra Foods, Inc.
7.875% 09/15/10	401,000	424,448
HJ Heinz Finance Co.
6.000% 03/15/12	5,110,000	5,534,621
6.625% 07/15/11	652,000	703,344
Kraft Foods, Inc.
5.625% 08/11/10	4,100,000	4,220,351
Food Total		10,882,764
Healthcare Services – 0.7%
Roche Holdings, Inc.
4.500% 03/01/12 (a)	9,000,000	9,523,116
UnitedHealth Group, Inc.
5.500% 11/15/12	3,641,000	3,898,896
Healthcare Services Total		13,422,012
Pharmaceuticals – 1.3%
Abbott Laboratories
5.600% 05/15/11	8,075,000	8,640,541
Express Scripts, Inc.
5.250% 06/15/12	5,795,000	6,151,618
Merck & Co., Inc.
1.875% 06/30/11	2,900,000	2,932,132
Pfizer, Inc.
4.450% 03/15/12	1,000,000	1,062,221

See Accompanying Notes to Financial Statements.

28

Columbia Short Term Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Wyeth
6.950% 03/15/11	7,031,000	7,554,240
Pharmaceuticals Total		26,340,752
Consumer Non-Cyclical Total		73,268,372
Energy – 3.0%
Oil & Gas – 1.7%
Canadian Natural Resources Ltd.
5.450% 10/01/12	4,100,000	4,392,998
6.700% 07/15/11	2,000,000	2,158,170
Chevron Corp.
3.450% 03/03/12	3,315,000	3,451,137
Conoco Funding Co.
6.350% 10/15/11	10,500,000	11,505,869
Occidental Petroleum Corp.
6.750% 01/15/12	2,750,000	3,043,453
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% 09/30/12 (a)	9,250,000	9,580,484
Oil & Gas Total		34,132,111
Oil & Gas Services – 0.2%
Weatherford International Ltd.
5.150% 03/15/13	4,385,000	4,605,969
Oil & Gas Services Total		4,605,969
Pipelines – 1.1%
Energy Transfer Partners LP
8.500% 04/15/14	4,500,000	5,199,953
Enterprise Products Operating LLC
4.600% 08/01/12	5,000,000	5,180,770
Plains All American Pipeline LP
4.250% 09/01/12	5,500,000	5,654,082
TransCanada Pipelines Ltd.
8.625% 05/15/12	5,600,000	6,440,806
Pipelines Total		22,475,611
Energy Total		61,213,691
Financials – 14.0%
Banks – 10.1%
ANZ National International Ltd.
6.200% 07/19/13 (a)	12,735,000	13,934,930
Bank of New York Mellon Corp.
4.950% 11/01/12	2,625,000	2,844,258
5.125% 08/27/13	5,760,000	6,226,289
Barclays Bank PLC
5.200% 07/10/14	10,000,000	10,563,170
Capital One Bank
5.750% 09/15/10	6,915,000	7,089,666

	Par ($)	Value ($)
Citigroup Funding, Inc.
2.000% 03/30/12 (b)	18,000,000	18,197,244
2.125% 07/12/12 (b)	18,000,000	18,198,702
Citigroup, Inc.
5.500% 10/15/14	14,000,000	13,979,770
Credit Suisse First Boston USA, Inc.
4.875% 08/15/10	3,500,000	3,600,538
6.125% 11/15/11	6,160,000	6,649,628
Deutsche Bank AG
4.875% 05/20/13	9,650,000	10,278,871
Fifth Third Bank
4.200% 02/23/10	6,275,000	6,325,068
Goldman Sachs Group, Inc.
5.300% 02/14/12	6,325,000	6,682,141
JPMorgan Chase & Co.
2.200% 06/15/12 (b)	6,850,000	6,967,204
Keycorp
6.500% 05/14/13	6,500,000	6,653,881
Merrill Lynch & Co., Inc.
6.150% 04/25/13 (c)	2,000,000	2,116,198
Morgan Stanley
4.250% 05/15/10	2,000,000	2,033,178
6.600% 04/01/12	2,255,000	2,450,479
Northern Trust Corp.
4.625% 05/01/14	8,325,000	8,858,208
PNC Funding Corp.
4.500% 03/10/10	4,000,000	4,044,852
Regions Bank
3.250% 12/09/11 (b)	12,000,000	12,483,672
Svenska Handelsbanken AB
2.875% 09/14/12 (a)	10,000,000	10,025,150
U.S. Bank N.A.
6.300% 02/04/14	11,200,000	12,538,042
Wells Fargo & Co.
5.250% 10/23/12	13,750,000	14,670,356
Banks Total		207,411,495
Diversified Financial Services – 1.5%
Bear Stearns Cos. LLC
6.950% 08/10/12	14,600,000	16,252,501
General Electric Capital Corp.
5.900% 05/13/14	7,750,000	8,310,255
6.000% 06/15/12	5,345,000	5,724,623
Lehman Brothers Holdings, Inc.
3.950% 11/10/09 (d)(e)	5,365,000	952,288
Diversified Financial Services Total		31,239,667
Insurance – 1.8%
American International Group, Inc.
5.375% 10/18/11	6,000,000	5,550,570
Berkshire Hathaway Finance Corp.
5.000% 08/15/13	4,400,000	4,778,884

See Accompanying Notes to Financial Statements.

29

Columbia Short Term Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Lincoln National Corp.
5.650% 08/27/12	3,600,000	3,733,621
Metropolitan Life Global Funding I
5.125% 04/10/13 (a)	8,650,000	8,968,562
Principal Life Income Funding Trusts
5.300% 04/24/13	7,365,000	7,555,650
Prudential Financial, Inc.
3.625% 09/17/12	2,000,000	2,012,342
4.500% 07/15/13	3,750,000	3,776,408
Insurance Total		36,376,037
Real Estate Investment Trusts (REITs) – 0.6%
Duke Realty LP
7.375% 02/15/15	6,340,000	6,538,721
Simon Property Group LP
4.875% 03/18/10	5,250,000	5,295,344
Real Estate Investment Trusts (REITs) Total		11,834,065
Financials Total		286,861,264
Industrials – 1.2%
Aerospace & Defense – 0.2%
United Technologies Corp.
6.100% 05/15/12	1,719,000	1,907,738
6.350% 03/01/11	2,000,000	2,128,058
Aerospace & Defense Total		4,035,796
Machinery – 0.3%
John Deere Capital Corp.
4.500% 04/03/13	6,215,000	6,570,896
Machinery Total		6,570,896
Miscellaneous Manufacturing – 0.3%
Tyco International Group SA
6.375% 10/15/11	6,360,000	6,856,086
Miscellaneous Manufacturing Total		6,856,086
Transportation – 0.4%
Burlington Northern Santa Fe Corp.
6.750% 07/15/11	4,310,000	4,690,431
Norfolk Southern Corp.
8.625% 05/15/10	2,205,000	2,308,381
Transportation Total		6,998,812
Industrials Total		24,461,590
Technology – 1.4%
Computers – 0.8%
Hewlett-Packard Co.
2.250% 05/27/11	6,225,000	6,341,240

	Par ($)	Value ($)
International Business Machines Corp.
6.500% 10/15/13	8,010,000	9,131,368
Computers Total		15,472,608
Networking & Telecom Equipment – 0.3%
Cisco Systems, Inc.
5.250% 02/22/11	6,390,000	6,735,328
Networking & Telecom Equipment Total		6,735,328
Software – 0.3%
Oracle Corp.
5.000% 01/15/11	6,625,000	6,928,948
Software Total		6,928,948
Technology Total		29,136,884
Utilities – 2.2%
Electric – 1.6%
Consolidated Edison Co. of New York, Inc.
4.875% 02/01/13	5,193,000	5,517,947
5.550% 04/01/14	265,000	290,035
National Rural Utilities Cooperative Finance Corp.
5.500% 07/01/13	9,325,000	10,153,601
Ohio Power Co.
5.750% 09/01/13	5,870,000	6,310,273
Pacific Gas & Electric Co.
4.200% 03/01/11	5,850,000	6,055,516
Virginia Electric Power
5.100% 11/30/12	4,535,000	4,913,863
Electric Total		33,241,235
Gas – 0.6%
Atmos Energy Corp.
5.125% 01/15/13	1,390,000	1,451,846
7.375% 05/15/11	3,875,000	4,173,894
Sempra Energy
8.900% 11/15/13	4,954,000	5,789,750
Gas Total		11,415,490
Utilities Total		44,656,725
Total Corporate Fixed-Income Bonds & Notes (cost of $600,614,943)		615,332,583
Collateralized Mortgage Obligations – 20.2%
Agency – 15.1%
Federal Home Loan Mortgage Corp.
3.100% 08/15/19 (e)	8,377,251	8,402,803
3.200% 07/15/19	25,096,377	25,437,883
3.500% 01/15/17	2,273,019	2,333,859

See Accompanying Notes to Financial Statements.

30

Columbia Short Term Bond Fund

September 30, 2009 (Unaudited)

Collateralized Mortgage Obligations (continued)
	Par ($)	Value ($)
4.000% 09/15/15	1,204,865	1,227,640
4.250% 04/15/33	2,179,879	2,256,906
4.500% 12/15/14	1,681,873	1,694,929
4.500% 03/15/17	958,858	989,529
4.500% 08/15/28	2,167,391	2,267,899
4.750% 08/15/19	23,169,669	24,147,195
4.750% 08/15/19	25,354,015	26,423,699
5.000% 07/15/17	9,952,451	10,564,072
5.000% 10/15/27	255,891	256,517
5.000% 10/15/34	3,837,119	3,983,915
5.000% 12/15/35	15,433,245	16,028,441
5.000% 10/15/36	11,563,590	11,848,945
5.000% 07/15/37	14,181,285	14,691,282
5.350% 05/15/29	11,207,088	11,723,655
5.500% 08/15/13	490,287	506,705
5.500% 11/15/21	4,138,717	4,273,443
5.500% 04/15/26	1,416,501	1,455,374
5.500% 12/15/26	4,407,221	4,529,171
5.500% 10/15/27	2,447,076	2,510,981
5.500% 06/15/28	1,700,000	1,766,817
5.500% 11/15/28	2,947,946	3,023,425
5.500% 01/15/29	6,079,000	6,334,834
5.500% 10/15/29	2,432,296	2,525,063
6.000% 03/15/19	1,086,910	1,103,001
6.000% 06/15/25	2,651,348	2,710,057
6.000% 09/15/27	10,248,153	10,576,469
6.000% 06/15/31	10,791	10,792
7.000% 06/15/22	87,771	94,985
I.O., 5.500% 05/15/27	38,199	283
Federal National Mortgage Association
(f) 05/25/23	937,926	826,094
3.500% 03/25/18	8,462,455	8,706,718
4.000% 06/25/23	4,618,580	4,752,878
4.250% 03/25/22	4,323,207	4,465,280
4.500% 11/25/21	4,640,889	4,801,464
4.500% 03/25/23	14,158,706	14,753,327
4.500% 12/25/23	11,601,709	12,075,520
5.000% 04/25/16	542,669	548,354
5.000% 12/25/16	3,138,736	3,230,389
5.000% 12/25/17	1,741,415	1,798,050
5.000% 11/25/24	11,778,184	12,338,741
5.000% 12/25/24	13,721,928	14,330,254
5.000% 04/25/31	1,689,765	1,740,891
5.000% 09/25/33	3,353,961	3,530,898
5.125% 10/15/15	2,443,615	2,518,180
5.500% 12/25/29	6,294,140	6,601,838
5.500% 06/25/30	1,305,594	1,370,125

	Par ($)	Value ($)
Government National Mortgage Association
4.500% 08/20/35	395,126	414,928
5.000% 05/16/27	280,201	296,851
5.000% 06/20/28	4,344,275	4,401,172
Agency Total		309,202,521
Non-Agency – 5.1%
Bank of America Mortgage Securities
4.568% 03/25/34 (10/01/09) (g)(h)	2,700,376	2,493,764
5.078% 11/25/35 (10/01/09) (g)(h)	1,348,910	1,022,159
5.250% 02/25/18	135,484	135,420
Bear Stearns Adjustable Rate Mortgage Trust
4.653% 04/25/34 (10/01/09) (g)(h)	532,475	345,606
Bear Stearns Alt-A Trust
3.358% 09/25/34 (10/01/09) (g)(h)	1,487,923	1,026,978
Chase Mortgage Finance Corp.
5.986% 03/25/37 (10/01/09) (g)(h)	627,604	501,525
Countrywide Alternative Loan Trust
0.646% 03/25/34 (10/25/09) (g)(h)	327,735	251,629
5.250% 08/25/35	4,106,263	3,416,450
5.500% 07/25/34	1,407,022	1,353,130
Countrywide Home Loan Mortgage Pass Through Trust
0.746% 03/25/34 (10/25/09) (g)(h)	1,700,216	1,472,540
5.500% 09/25/35	14,684,660	13,670,528
Credit Suisse Mortgage Capital Certificates
5.750% 02/25/36	1,273,919	1,245,731
GMAC Mortgage Corp. Loan Trust
0.746% 05/25/18 (10/25/09) (g)(h)	1,546,495	1,429,968
IMPAC CMB Trust
0.626% 08/25/35 (10/26/09) (g)(h)	1,033,263	255,117
JPMorgan Mortgage Trust
5.728% 04/25/37 (10/01/09) (g)(h)	7,992,217	6,913,715
5.752% 04/25/36 (10/01/09) (g)(h)	11,124,907	8,987,701
6.007% 10/25/36 (10/01/09) (g)(h)	9,985,611	8,180,864
MASTR Asset Securitization Trust
5.750% 05/25/36	7,292,486	7,009,272

See Accompanying Notes to Financial Statements.

31

Columbia Short Term Bond Fund

September 30, 2009 (Unaudited)

Collateralized Mortgage Obligations (continued)
	Par ($)	Value ($)
Residential Accredit Loans, Inc.
0.846% 07/25/32 (10/25/09) (g)(h)	24,132	17,136
Structured Adjustable Rate Mortgage Loan Trust
5.802% 07/25/36 (10/01/09) (g)(h)	3,351,415	1,732,787
Structured Asset Securities Corp.
5.500% 05/25/33	220,150	176,864
5.500% 07/25/33	123,155	122,480
5.750% 04/25/33	1,606,981	1,509,067
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.500% 10/25/35	2,263,577	1,889,850
Washington Mutual Mortgage Pass-Through Certificates
5.515% 01/25/37 (10/01/09) (g)(h)	15,201,960	11,787,375
5.605% 11/25/36 (10/01/09) (g)(h)	10,168,585	8,063,460
5.790% 07/25/37 (10/01/09) (g)(h)	9,170,485	5,811,436
6.038% 10/25/36 (10/01/09) (g)(h)	5,859,395	4,649,353
Wells Fargo Mortgage Backed Securities Trust
4.500% 08/25/18	815,499	785,830
4.968% 09/25/35 (10/01/09) (g)(h)	2,961,056	2,683,712
5.240% 04/25/36 (10/01/09) (g)(h)	5,823,608	4,498,075
5.250% 08/25/33	16,349	16,314
Non-Agency Total		103,455,836
Total Collateralized Mortgage Obligations (cost of $431,550,607)		412,658,357
Asset-Backed Securities – 16.9%
AmeriCredit Automobile Receivables Trust
2.260% 05/15/12	9,920,000	9,940,973
4.630% 06/06/12	6,179,838	6,235,175
5.020% 11/06/12	5,700,320	5,785,822
5.190% 11/06/11	1,347,268	1,348,128
5.210% 10/06/11	57,103	57,138
5.420% 08/08/11	13,963,716	14,201,753
5.420% 05/07/12	16,295,154	16,587,809
5.640% 09/06/13	10,413,139	10,615,953
5.680% 12/12/12	6,343,000	6,466,572
Americredit Prime Automobile Receivable
5.220% 06/08/12	12,213,394	12,424,829

	Par ($)	Value ($)
Amresco Residential Securities Mortgage Loan Trust
0.726% 07/25/28 (10/26/09) (g)(h)	14,774	8,987
BMW Floorplan Master Owner Trust
1.390% 09/15/14 (a)(g)(i)	15,000,000	15,000,000
Capital Auto Receivables Asset Trust
3.740% 03/15/11	4,874,466	4,911,218
5.000% 04/15/11	409,616	414,695
5.010% 04/16/12	12,650,000	13,165,883
5.020% 09/15/11	7,358,610	7,497,129
Capital One Auto Finance Trust
5.030% 04/15/12	3,632,563	3,680,707
5.070% 07/15/11	130,964	131,173
Capital One Prime Auto Receivables Trust
5.010% 11/15/11	10,759,393	10,877,995
5.470% 06/15/11	1,234,624	1,246,443
Carmax Auto Owner Trust
5.190% 12/15/11	2,168,582	2,214,649
5.230% 12/15/11	6,284,036	6,414,635
Cityscape Home Equity Loan Trust
7.380% 07/25/28 (10/01/09) (g)(h)	616,323	580,413
7.410% 05/25/28	16,027	15,967
CNH Equipment Trust
4.060% 10/17/11	5,000,000	5,070,928
CPS Auto Trust
5.040% 09/15/11 (a)	522,672	527,706
5.330% 11/15/12 (a)	8,440,358	8,633,954
Daimler Chrysler Auto Trust
4.980% 11/08/11	4,293,559	4,383,661
Drive Auto Receivables Trust
5.090% 06/17/13 (10/15/09) (a)(h)	7,091,245	7,255,838
5.330% 04/15/14 (10/15/09) (a)(h)	3,605,421	3,616,226
5.540% 12/16/13 (10/15/09) (a)(h)	6,526,697	6,643,521
Drivetime Auto Owner Trust
5.227% 08/15/12 (10/15/09) (a)(g)(h)	874,460	877,588
Fifth Third Auto Trust
4.070% 01/17/12	8,800,000	8,882,889
First Alliance Mortgage Loan Trust
6.680% 06/25/25	65,109	51,000
8.225% 09/20/27	189,254	149,491
First Plus Home Loan Trust
7.720% 05/10/24 (10/01/09) (g)(h)	25,821	25,806

See Accompanying Notes to Financial Statements.

32

Columbia Short Term Bond Fund

September 30, 2009 (Unaudited)

Asset-Backed Securities (continued)
	Par ($)	Value ($)
Ford Credit Auto Owner Trust
5.160% 11/15/10	521,742	523,469
5.160% 04/15/13	10,554,000	11,154,227
5.240% 07/15/12	997,500	1,052,327
5.250% 09/15/11	1,457,977	1,491,946
Franklin Auto Trust
5.360% 05/20/16	2,498,000	2,509,785
GE Equipment Midticket LLC
4.530% 06/14/11	3,738,146	3,777,813
GS Auto Loan Trust
5.370% 12/15/10	55,247	55,412
5.480% 12/15/14	11,140,000	11,632,992
Harley-Davidson Motorcycle Trust
2.000% 07/15/12	8,830,000	8,899,837
5.100% 05/15/12	1,923,235	1,950,555
Huntington Auto Trust
3.480% 07/15/11 (a)	6,000,000	6,073,318
3.940% 06/17/13 (a)	3,000,000	3,098,499
IMC Home Equity Loan Trust
7.080% 08/20/28	16,413	15,246
7.310% 11/20/28	140,841	132,108
7.500% 04/25/26	245,438	244,857
7.520% 08/20/28	876,687	795,005
Long Beach Auto Receivables Trust
4.250% 04/15/12	1,790,314	1,785,435
4.522% 06/15/12	2,008,284	2,006,911
4.972% 10/15/11	1,176,940	1,179,980
5.500% 05/15/13	1,528,374	1,536,304
Merrill Auto Trust Securitization
4.270% 12/15/10	1,693,589	1,705,584
5.500% 03/15/12	4,200,000	4,352,439
Nissan Auto Lease Trust
5.140% 07/15/11	6,000,000	6,051,099
Nissan Auto Receivables Owner Trust
5.030% 05/16/11	671,375	681,922
Novastar Home Equity Loan
1.026% 05/25/33 (10/26/01) (g)(h)	2,601,737	1,872,521
Residential Funding Mortgage Securities II, Inc.
0.536% 08/25/33 (10/26/09) (g)(h)	19,775	11,315
4.760% 07/25/28 (10/01/09) (g)(h)	2,031,116	1,501,726
SLM Student Loan Trust
0.359% 03/15/17 (12/15/09) (g)(h)	1,280,052	1,251,380
0.379% 12/15/20 (12/15/09) (g)(h)	10,947,000	10,496,222
Terwin Mortgage Trust
1.146% 07/25/34 (10/26/09) (g)(h)	964,392	383,451

	Par ($)	Value ($)
Triad Auto Receivables Owner Trust
4.880% 04/12/13	18,579,373	18,990,065
5.260% 11/14/11	137,820	138,753
UPFC Auto Receivables Trust
5.010% 08/15/12	13,757,016	14,071,382
5.490% 05/15/12	4,769,380	4,889,363
5.530% 07/15/13	9,126,153	9,366,635
Volkswagen Auto Lease Trust
3.410% 04/16/12	7,000,000	7,201,772
Wachovia Auto Owner Trust
5.380% 03/20/13	7,499,836	7,707,323
Total Asset-Backed Securities (cost of $340,723,360)		346,531,632
Government & Agency Obligations – 11.2%
Foreign Government Obligations – 2.2%
Financement-Quebec
5.000% 10/25/12	9,921,000	10,500,495
Morocco Government AID Bond
0.631% 05/01/23 (10/01/09) (g)(h)	1,190,000	1,098,168
Province of Ontario
4.100% 06/16/14	13,175,000	13,929,466
Svensk Exportkredit AB
4.875% 09/29/11	13,090,000	13,928,886
United Mexican States
5.875% 02/17/14	5,025,000	5,376,750
Foreign Government Obligations Total		44,833,765
U.S. Government Agencies – 0.7%
Federal Home Loan Bank
3.375% 02/27/13	10,000,000	10,475,400
5.250% 06/10/11	1,780,000	1,906,658
Federal Home Loan Mortgage Corp.
3.125% 10/25/10 (j)	1,400,000	1,437,915
U.S. Government Agencies Total		13,819,973
U.S. Government Obligations – 8.3%
U.S. Treasury Inflation Indexed Bond
3.500% 01/15/11	31,244,098	32,523,168
U.S. Treasury Notes
0.875% 02/28/11	57,000,000	57,218,196
1.125% 06/30/11	37,000,000	37,213,897
1.750% 01/31/14	16,000,000	15,800,000
1.875% 02/28/14	27,500,000	27,261,520
U.S. Government Obligations Total		170,016,781
Total Government & Agency Obligations (cost of $225,773,228)		228,670,519

See Accompanying Notes to Financial Statements.

33

Columbia Short Term Bond Fund

September 30, 2009 (Unaudited)

Mortgage-Backed Securities – 10.7%
	Par ($)	Value ($)
Federal Home Loan Mortgage Corp.
3.585% 03/01/34 (10/01/09) (g)(h)	1,194,237	1,212,855
4.000% 05/01/11	2,431,342	2,496,094
4.000% 05/01/24	5,676,621	5,783,668
4.000% 07/01/24	14,840,272	15,120,122
4.500% 11/01/20	2,320,488	2,429,511
4.500% 03/01/21	4,550,782	4,728,863
4.500% 05/01/24	3,925,056	4,067,761
4.500% 06/01/24	9,281,167	9,618,606
4.500% 08/01/24	24,555,683	25,448,464
4.900% 04/01/35 (10/01/09) (g)(h)	653,128	674,685
5.000% 09/01/22	13,700,449	14,410,090
5.000% 01/01/24	7,797,485	8,194,840
5.000% 02/01/24	5,849,444	6,152,427
5.500% 05/01/17	93,494	100,324
5.500% 09/01/17	331,860	356,101
5.500% 01/01/19	10,241	10,938
5.500% 07/01/19	385,113	411,318
5.500% 12/01/20	4,510,013	4,790,127
5.500% 01/01/21	8,855,945	9,405,982
5.500% 02/01/21	7,807,460	8,280,178
5.618% 01/01/36 (10/01/09) (g)(h)	2,090,108	2,197,683
5.884% 07/01/36 (10/01/09) (g)(h)	73,101	76,864
6.000% 03/01/17	42,286	45,349
6.000% 04/01/17	48,110	51,594
6.000% 06/01/17	3,264	3,500
6.000% 08/01/17	139,983	150,121
6.000% 08/01/21	1,204,904	1,286,141
6.000% 09/01/21	444,970	474,970
6.000% 10/01/21	5,095,457	5,439,002
7.000% 11/01/28	280,762	310,519
7.500% 09/01/15	71,212	77,097
8.500% 07/01/30	40,011	45,981
Federal National Mortgage Association
2.414% 06/01/33 (10/01/09) (g)(h)	2,127,179	2,132,198
3.197% 07/01/34 (10/01/09) (g)(h)	1,816,536	1,851,135
3.545% 03/01/34 (10/01/09) (g)(h)	1,756,740	1,805,225
3.752% 04/01/34 (10/01/09) (g)(h)	1,659,782	1,718,488
3.802% 06/01/34 (10/01/09) (g)(h)	972,406	1,002,935
4.500% 11/01/14	1,554,759	1,610,133
4.811% 06/01/35 (10/01/09) (g)(h)	2,585,432	2,700,798

	Par ($)	Value ($)
4.896% 01/01/35 (10/01/09) (g)(h)	1,716,206	1,772,703
5.000% 07/01/22	13,770,054	14,468,239
5.019% 07/01/35 (10/01/09) (g)(h)	2,131,695	2,228,057
5.500% 05/01/21	1,038,722	1,101,938
5.500% 11/01/21	5,920,717	6,281,049
5.500% 10/01/23	5,839,962	6,185,012
5.500% 01/01/24	8,324,491	8,816,338
5.595% 10/01/35 (10/01/09) (g)(h)	1,945,824	2,023,795
5.626% 04/01/36 (10/01/09) (g)(h)	4,637,220	4,887,187
5.755% 07/01/36 (10/01/09) (g)(h)	99,941	105,657
6.000% 03/01/37	2,976,660	3,136,842
6.132% 09/01/37 (10/01/09) (g)(h)	1,381,410	1,466,712
6.500% 03/01/12	10,222	10,701
7.500% 08/01/15	36,959	40,231
7.500% 10/01/28	1,412,494	1,580,386
7.500% 01/01/29	466,048	521,443
8.000% 05/01/15	59,839	65,164
8.000% 01/01/16	127,673	138,674
8.000% 08/01/30	18,987	21,526
8.000% 05/01/31	53,025	60,116
8.000% 07/01/31	26,130	29,628
9.000% 04/01/16	493	503
TBA: 4.500% 10/01/24 (i)	5,825,000	6,030,692
5.000% 10/01/24 (i)	7,625,000	7,994,340
Government National Mortgage Association
4.250% 03/20/30 (10/01/09) (g)(h)	57,577	58,823
4.375% 04/20/22 (10/01/09) (g)(h)	1,577,988	1,614,262
4.375% 06/20/29 (10/01/09) (g)(h)	242,964	248,456
4.625% 07/20/18 (10/01/09) (g)(h)	273,016	281,057
6.500% 09/15/13	23,887	25,607
6.500% 03/15/32	2,175	2,342
6.500% 11/15/33	239,710	255,486
7.000% 11/15/13	34,628	36,876
7.000% 04/15/29	59,009	65,168
7.000% 08/15/29	2,946	3,254
8.000% 10/15/17	273,507	299,583
8.500% 04/15/10	108	109
9.000% 12/15/09	5	5

See Accompanying Notes to Financial Statements.

34

Columbia Short Term Bond Fund

September 30, 2009 (Unaudited)

Mortgage-Backed Securities (continued)
	Par ($)	Value ($)
Small Business Administration
0.875% 06/25/22 (10/01/09) (g)(h)	165,729	164,405
Total Mortgage-Backed Securities (cost of $212,431,813)		218,695,053
Commercial Mortgage-Backed Securities – 7.9%
Bear Stearns Commercial Mortgage Securities, Inc.
5.878% 09/11/38 (10/01/09) (g)(h)	3,500,000	3,539,140
6.480% 02/15/35	765,000	793,385
7.590% 10/15/32 (g)	5,000,000	4,903,490
CS First Boston Mortgage Securities Corp.
3.727% 03/15/35	539,214	544,385
4.302% 07/15/36	1,141,460	1,139,305
4.512% 07/15/37	1,800,000	1,812,612
CW Capital Cobalt Ltd.
5.324% 05/15/46	1,186,575	1,207,834
First Union National Bank Commercial Mortgage
7.841% 05/17/32	5,507,929	5,583,623
GE Capital Commercial Mortgage Corp.
4.970% 08/11/36	1,793,965	1,864,259
6.070% 06/10/38	14,600,000	15,395,627
Greenwich Capital Commercial Funding Corp.
4.533% 01/05/36	12,676,000	12,940,161
GS Mortgage Securities Corp. II
4.475% 07/10/39	5,000,000	4,975,148
JPMorgan Chase Commercial Mortgage Securities Corp.
4.914% 07/12/37	3,608,456	3,688,563
4.980% 02/15/51	3,141,866	3,182,339
5.035% 12/15/44	2,185,811	2,205,004
5.201% 08/12/37 (10/01/09) (g)(h)	13,250,000	13,793,842
5.338% 05/12/45	5,163,048	5,248,185
5.538% 02/12/49	11,351,059	11,675,089
5.651% 06/15/49	1,519,006	1,546,779
5.738% 02/15/51	5,685,957	5,800,852
JPMorgan Commercial Mortgage Finance Corp.
6.812% 01/15/30	8,916,315	9,378,237
LB Commercial Conduit Mortgage Trust
7.020% 06/15/31	3,900,000	3,898,184
LB-UBS Commercial Mortgage Trust
4.207% 11/15/27	3,948,583	3,984,345
5.391% 02/15/40	1,551,767	1,580,709
5.611% 04/15/41	2,446,898	2,540,145
5.642% 12/15/25	2,223,739	2,291,092
Merrill Lynch Mortgage Investors, Inc.
I.O., 0.578% 12/15/30 (10/01/09) (g)(h)	4,686,579	93,717

	Par ($)	Value ($)
Morgan Stanley Capital I
4.690% 06/13/41	946,539	957,470
5.124% 03/12/44	538,988	542,301
5.257% 12/15/43	3,321,906	3,384,039
5.283% 11/12/41	1,372,000	1,380,352
Morgan Stanley Dean Witter Capital I
5.080% 09/15/37	5,000,000	5,129,470
5.980% 01/15/39	5,350,000	5,615,571
PNC Mortgage Acceptance Corp.
5.910% 03/12/34	54,862	54,821
Prudential Securities Secured Financing Corp.
7.555% 06/16/31 (10/01/09) (g)(h)	13,726,101	13,715,285
Salomon Brothers Mortgage Securities VII
6.428% 12/18/35	1,055,184	1,094,064
Wachovia Bank Commercial Mortgage Trust
5.323% 10/15/48	5,064,353	5,137,374
Total Commercial Mortgage-Backed Securities (cost of $160,449,450)		162,616,798
Short-Term Obligation – 3.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 08/01/12, market value $77,567,413 (repurchase proceeds $76,044,021)	76,044,000	76,044,000
Total Short-Term Obligation (cost of $76,044,000)		76,044,000
Total Investments – 100.7% (cost of $2,047,587,401) (k)		2,060,548,942
Other Assets & Liabilities, Net – (0.7)%		(15,188,272)
Net Assets – 100.0%		2,045,360,670

See Accompanying Notes to Financial Statements.

35

Columbia Short Term Bond Fund

September 30, 2009 (Unaudited)

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid, amounted to $120,533,545, which represents 5.9% of net assets.

(b)  Security is guaranteed by the Federal Deposit Insurance Corporation.

(c)  Investments in affiliates during the six month period ended September 30, 2009:

  Security name: Merrill Lynch & Co., Inc., 6.150% 04/25/13

Par as of 03/31/09:	$2,000,000
Par purchased:	$–
Par sold:	$–
Par as of 09/30/09:	$2,000,000
Net realized gain/loss:	$–
Interest income earned:	$61,500
Value at end of period:	$2,116,198

  As of January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(d)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of this security amounted to $952,288, which represents less than 0.1% of net assets.

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2009, the value of these securities amounted to $9,355,091, which represents 0.1% of net assets.

(f)  Zero coupon bond.

(g)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(h)  Parenthetical date represents the next reset date for the security.

(i)  Security purchased on a delayed delivery basis.

(j)  The security or a portion of the security is pledged as collateral for open futures contracts. At September 30, 2009, the total market value of securities pledged amounted to $1,232,499.

(k)  Cost for federal income tax purposes is $2,047,587,401.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$14,416,518	$—	$14,416,518
Communications	—	74,905,978	—	74,905,978
Consumer Cyclical	—	6,411,561	—	6,411,561
Consumer Non-Cyclical	—	73,268,372	—	73,268,372
Energy	—	61,213,691	—	61,213,691
Financials	—	286,861,264	—	286,861,264
Industrials	—	24,461,590	—	24,461,590
Technology	—	29,136,884	—	29,136,884
Utilities	—	44,656,725	—	44,656,725
Total Corporate Fixed-Income Bonds & Notes	—	615,332,583	—	615,332,583
Collateralized Mortgage Obligations
Agency	—	309,202,521	—	309,202,521
Non-Agency	—	103,455,836	—	103,455,836
Total Collateralized Mortgage Obligations	—	412,658,357	—	412,658,357
Total Asset-Backed Securities	—	346,531,632	—	346,531,632
Government & Agency Obligations
Foreign Government Obligations	—	44,833,765	—	44,833,765
U.S. Government Agencies	—	13,819,973	—	13,819,973
U.S. Government Obligations	170,016,781	—	—	170,016,781
Total Government & Agency Obligations	170,016,781	58,653,738	—	228,670,519
Total Mortgage-Backed Securities	14,025,032	204,670,021	—	218,695,053
Total Commercial Mortgage-Backed Securities	—	162,616,798	—	162,616,798
Total Short-Term Obligation	—	76,044,000	—	76,044,000
Total Investments	184,041,813	1,876,507,129	—	2,060,548,942
Futures Contracts	(192,171)	—	—	(192,171)
Total	$183,849,642	$1,876,507,129	$—	$2,060,356,771

The following table reconciles asset balances for the six month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Collateralized Mortgage Obligations	$85,507	$174	$(42,481)	$38,504	$—	$(81,704)	$—	$—	$—
Asset-Backed Securities	9,503,516	(1,553)	—	124,470	1,517,813	—	—	(11,144,246)	—
	$9,589,023	$(1,379)	$(42,481)	$162,974	$1,517,813	$(81,704)	$—	$(11,144,246)	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

36

Columbia Short Term Bond Fund

September 30, 2009 (Unaudited)

At September 30, 2009, the Fund held the following open short futures contracts:

Risk Exposure/Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
Interest Rate Risk
2-Year U.S. Treasury Note	733	$159,038,094	$158,447,947	Dec-2009	$(590,147)

At September 30, 2009, the Fund held the following open long futures contracts:

Risk Exposure/Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Interest Rate Risk
5-Year U.S. Treasury Note	279	$32,390,156	$31,992,180	Dec-2009	$397,976

At September 30, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	30.1
Collateralized Mortgage Obligations	20.2
Asset-Backed Securities	16.9
Government & Agency Obligations	11.2
Mortgage-Backed Securities	10.7
Commercial Mortgage-Backed Securities	7.9
97.0
Short-Term Obligation	3.7
Other Assets & Liabilities, Net	(0.7)
100.0

Acronym	Name
I.O.	Interest Only

TBA	To Be Announced

See Accompanying Notes to Financial Statements.

37

Investment Portfolio – Columbia High Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 88.7%
	Par (a)	Value ($)
Basic Materials – 6.6%
Chemicals – 2.2%
Agricultural Chemicals – 0.4%
Mosaic Co.
7.625% 12/01/16 (b)	1,640,000	1,749,414
Terra Capital, Inc.
7.000% 02/01/17	1,600,000	1,668,000
		3,417,414
Chemicals-Diversified – 1.8%
INVISTA
9.250% 05/01/12 (b)	5,740,000	5,740,000
NOVA Chemicals Corp.
4.538% 11/15/13 (11/15/09) (c)(d)	4,425,000	3,905,063
Olin Corp.
8.875% 08/15/19	1,545,000	1,614,525
Tronox Worldwide LLC/Tronox Finance Corp.
9.500% 12/01/12 (e)	5,525,000	2,127,125
Westlake Chemical Corp.
6.625% 01/15/16	940,000	883,600
		14,270,313
Chemicals Total		17,687,727
Forest Products & Paper – 3.2%
Forestry – 0.2%
Weyerhaeuser Co.
6.950% 10/01/27	1,965,000	1,648,900
		1,648,900
Paper & Related Products – 3.0%
Bowater, Inc.
9.375% 12/15/21 (f)	5,545,000	1,344,662
Domtar Corp.
7.875% 10/15/11	5,005,000	5,173,919
Georgia-Pacific Corp.
7.000% 01/15/15 (b)	4,750,000	4,678,750
7.750% 11/15/29	757,000	696,440
8.000% 01/15/24	921,000	911,790
8.875% 05/15/31	6,745,000	6,812,450
Norske Skog
8.625% 06/15/11	1,025,000	707,250
Smurfit Capital Funding PLC
7.500% 11/20/25	4,100,000	3,341,500
		23,666,761
Forest Products & Paper Total		25,315,661
Metals & Mining – 1.2%
Metal-Diversified – 1.2%
Allegheny Ludlum Corp.
6.950% 12/15/25	3,850,000	3,469,836

	Par (a)		Value ($)
Allegheny Technologies, Inc.
8.375% 12/15/11		2,320,000	2,456,785
Freeport-McMoRan Copper & Gold, Inc.
4.995% 04/01/15 (10/01/09) (c)(d)		1,285,000	1,287,608
8.375% 04/01/17		2,220,000	2,361,525
			9,575,754
Metals & Mining Total			9,575,754
Basic Materials Total			52,579,142
Communications – 14.7%
Advertising – 0.4%
Advertising Agencies – 0.4%
Interpublic Group of Companies, Inc.
6.250% 11/15/14		3,171,000	3,000,559
			3,000,559
Advertising Total			3,000,559
Internet – 0.4%
E-Commerce/Services – 0.4%
Expedia, Inc.
7.456% 08/15/18		3,425,000	3,630,500
			3,630,500
Internet Total			3,630,500
Media – 4.9%
Cable TV – 3.9%
Charter Communications Operating LLC
10.000% 04/30/12 (b)(g)		5,230,000	5,321,525
Charter Incremental Term Loan
6.250% 03/06/14 (c)(h)		4,151,288	3,954,102
CSC Holdings, Inc.
6.750% 04/15/12		2,300,000	2,369,000
Rainbow National Services LLC
8.750% 09/01/12 (b)		4,605,000	4,697,100
10.375% 09/01/14 (b)		1,556,000	1,637,690
Shaw Communications, Inc.
7.500% 11/20/13	CAD	6,060,000	6,447,887
Videotron Ltee
6.375% 12/15/15		665,000	635,075
6.875% 01/15/14		5,500,000	5,445,000
			30,507,379

See Accompanying Notes to Financial Statements.

38

Columbia High Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Multimedia – 0.6%
Lamar Media Corp.
6.625% 08/15/15	4,320,000	3,957,675
7.250% 01/01/13	800,000	787,000
		4,744,675
Publishing-Newspapers – 0.3%
CanWest MediaWorks LP
9.250% 08/01/15 (b)(e)	550,000	55,000
Morris Publishing Group LLC
7.000% 08/01/13 (e)	5,550,000	1,276,500
Sun Media Corp.
7.625% 02/15/13	1,527,000	1,168,155
		2,499,655
Publishing-Periodicals – 0.0%
Ziff Davis Media, Inc.
PIK, 13.500% 07/15/11 (i)	849,093	179,583
		179,583
Television – 0.1%
CW Media Holdings, Inc.
PIK, 13.500% 08/15/15 (b)	1,015,000	985,819
ION Media Networks, Inc.
PIK, 10.070% 01/15/13 (b)(c)(f)	1,254,550	15,682
		1,001,501
Media Total		38,932,793
Telecommunication Services – 9.0%
Cellular Telecommunications – 1.7%
Centennial Cellular Operating Co./Centennial Communications Corp.
8.125% 02/01/14	1,535,000	1,558,025
10.125% 06/15/13	2,800,000	2,884,000
iPCS, Inc.
2.608% 05/01/13 (11/02/09) (c)(d)	270,000	228,150
Millicom International Cellular SA
10.000% 12/01/13	5,115,000	5,306,812
Rogers Wireless, Inc.
8.000% 12/15/12	3,025,000	3,108,188
		13,085,175
Media – 1.4%
Nielsen Finance LLC
2.249% 08/09/13 (10/09/09) (c)(d)(h)	4,038,607	3,770,209
4.388% 08/04/13 (c)	465,000	434,097

	Par (a)	Value ($)
Quebecor Media, Inc.
7.750% 03/15/16	6,885,000	6,816,150
9.750% 01/15/49 (b)	1,885,000	980
		11,021,436
Satellite Telecommunications – 1.6%
Inmarsat Finance II PLC
10.375% 11/15/12	5,755,000	5,956,425
Intelsat Subsidiary Holding Co., Ltd.
8.500% 01/15/13	5,785,000	5,857,312
8.875% 01/15/15 (b)	915,000	926,438
		12,740,175
Telecommunication Equipment – 1.4%
Lucent Technologies, Inc.
6.450% 03/15/29	8,960,000	6,820,800
6.500% 01/15/28	920,000	700,350
Nortel Networks Ltd.
10.750% 07/15/16 (f)	6,805,000	3,912,875
		11,434,025
Telecommunication Services – 0.4%
Colo.Com, Inc.
13.875% 03/15/10 (b)(f)(i)(j)	944,357	—
GCI, Inc.
7.250% 02/15/14	3,225,000	3,039,563
PAETEC Holding Corp.
9.500% 07/15/15	110,000	99,825
		3,139,388
Telephone-Integrated – 1.6%
Qwest Corp.
6.950% 06/30/10 (c)(h)	5,675,000	5,682,094
7.125% 11/15/43	2,950,000	2,212,500
7.250% 09/15/25	1,410,000	1,216,125
Virgin Media Finance PLC
9.125% 08/15/16	1,115,000	1,145,662
9.500% 08/15/16	2,580,000	2,715,450
		12,971,831
Wireless Equipment – 0.9%
American Tower Corp.
7.250% 05/15/19 (b)	1,405,000	1,443,638
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.750% 05/01/17 (b)	5,845,000	6,049,575
		7,493,213
Telecommunication Services Total		71,885,243
Communications Total		117,449,095

See Accompanying Notes to Financial Statements.

39

Columbia High Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Consumer Cyclical – 12.1%
Airlines – 0.0%
Delta Air Lines, Inc.
2.875% 02/06/24 (k)	1,555,000	9,330
2.875% 02/18/49 (k)	905,000	5,430
8.000% 06/03/23 (k)	2,885,000	17,310
8.300% 12/15/29 (k)	1,023,000	6,445
9.250% 03/15/49 (k)	715,000	4,505
9.750% 05/15/49 (k)	2,335,000	14,710
10.000% 08/15/49 (k)	1,945,000	12,254
10.375% 12/15/22 (k)	2,990,000	18,837
10.375% 02/01/49 (k)	4,295,000	27,058
Northwest Airlines, Inc.
7.625% 11/15/23 (k)	2,552,500	3,063
7.875% 03/15/13 (k)	2,390,800	2,869
8.700% 03/15/49 (k)	260,000	312
8.875% 06/01/49 (k)	971,900	1,166
9.875% 03/15/37 (k)	4,278,500	5,134
10.000% 02/01/49 (k)	2,426,300	2,912
Airlines Total		131,335
Apparel – 0.5%
Textile-Apparel – 0.5%
Unifi, Inc.
11.500% 05/15/14	4,349,000	4,088,060
		4,088,060
Apparel Total		4,088,060
Auto Manufacturers – 0.6%
Auto-Cars/Light Trucks – 0.6%
Ford Motor Co.
3.510% 12/16/13 (10/15/09) (c)(d)	5,329,260	4,719,252
		4,719,252
Auto Manufacturers Total		4,719,252
Auto Parts & Equipment – 2.3%
Auto/Truck Parts & Equipment-Original – 1.0%
Collins & Aikman Products Co.
12.875% 08/15/12 (b)(f)(i)	6,910,000	691
Johnson Controls, Inc.
5.250% 01/15/11	2,055,000	2,133,628
Lear Corp.
8.750% 12/01/16 (f)	1,595,000	1,052,700
Tenneco Automotive, Inc.
8.125% 11/15/15	2,670,000	2,589,900
8.625% 11/15/14	545,000	510,938
10.250% 07/15/13	1,489,000	1,548,560
		7,836,417

	Par (a)	Value ($)
Auto/Truck Parts & Equipment-Replacement – 0.5%
Affinia Group, Inc.
9.000% 11/30/14	1,470,000	1,396,500
10.750% 08/15/16 (b)	1,000,000	1,075,000
Allison Transmission
PIK, 11.250% 11/01/15 (b)	1,525,000	1,418,250
		3,889,750
Rubber-Tires – 0.8%
Goodyear Tire & Rubber Co.
5.010% 12/01/09 (c)	2,740,000	2,736,575
8.625% 12/01/11	1,980,000	2,044,350
10.500% 05/15/16	1,815,000	1,969,275
		6,750,200
Auto Parts & Equipment Total		18,476,367
Distribution/Wholesale – 0.3%
ACE Hardware Corp.
9.125% 06/01/16 (b)	2,375,000	2,481,875
Distribution/Wholesale Total		2,481,875
Entertainment – 3.3%
Casino Services – 0.6%
American Casino & Entertainment Properties LLC
11.000% 06/15/14 (b)	2,580,000	2,296,200
Peninsula Gaming LLC
8.375% 08/15/15 (b)	930,000	930,000
10.750% 08/15/17 (b)	1,260,000	1,266,300
		4,492,500
Gambling (Non-Hotel) – 2.7%
Boyd Gaming Corp.
7.750% 12/15/12	1,751,000	1,746,623
Chukchansi Economic Development Authority
8.000% 11/15/13 (b)	1,330,000	1,050,700
Galaxy Entertainment Finance Co., Ltd.
9.875% 12/15/12 (b)	3,250,000	3,152,500
Global Cash Access LLC
8.750% 03/15/12	1,115,000	1,103,850
Isle of Capri Casinos, Inc.
7.000% 03/01/14	1,966,000	1,749,740
Jacobs Entertainment, Inc.
9.750% 06/15/14	3,955,000	3,603,994
MTR Gaming Group, Inc.
9.000% 06/01/12	810,000	607,500
Penn National Gaming, Inc.
6.750% 03/01/15	3,215,000	3,078,362
6.875% 12/01/11	1,295,000	1,288,525
Pinnacle Entertainment, Inc.
7.500% 06/15/15	925,000	818,625
8.250% 03/15/12	1,507,000	1,507,000

See Accompanying Notes to Financial Statements.

40

Columbia High Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Seminole Hard Rock Entertainment, Inc.
2.799% 03/15/14 (b)(c)(d)	2,045,000	1,646,225
		21,353,644
Motion Pictures & Services – 0.0%
United Artists Theatre Circuit, Inc.
9.300% 07/01/15 (i)	199,762	119,857
		119,857
Entertainment Total		25,966,001
Home Furnishings – 0.2%
Sealy Mattress Co.
10.875% 04/15/16 (b)	1,435,000	1,582,088
Home Furnishings Total		1,582,088
Housewares – 0.2%
Libbey Glass, Inc.
8.260% 06/01/11 (12/01/09) (c)(d)	1,630,000	1,458,850
Housewares Total		1,458,850
Leisure Time – 0.4%
Recreational Centers – 0.4%
Speedway Motorsports, Inc.
8.750% 06/01/16 (b)	1,780,000	1,851,200
Town Sports International, Inc.
11.000% 02/01/14	3,325,000	1,729,000
		3,580,200
Leisure Time Total		3,580,200
Lodging – 1.8%
Casino Hotels – 0.6%
FireKeepers Development Authority
13.875% 05/01/15 (b)	785,000	834,062
MGM Mirage
13.000% 11/15/13 (b)	2,760,000	3,160,200
Seneca Gaming Corp.
7.250% 05/01/12	1,275,000	1,179,375
		5,173,637
Hotels & Motels – 1.2%
Gaylord Entertainment Co.
6.750% 11/15/14	475,000	439,375
Host Hotels & Resorts LP
3.250% 04/15/24 (b)	1,185,000	1,185,000
6.375% 03/15/15	1,635,000	1,549,163
6.750% 06/01/16	1,315,000	1,249,250
6.875% 11/01/14	1,090,000	1,065,475
7.000% 08/15/12	1,355,000	1,366,856

	Par (a)	Value ($)
Starwood Hotels & Resorts Worldwide, Inc.
6.750% 05/15/18	2,190,000	2,066,812
7.875% 05/01/12	505,000	523,938
		9,445,869
Lodging Total		14,619,506
Office Furnishings – 0.2%
Interface, Inc.
11.375% 11/01/13 (b)	1,200,000	1,302,000
Office Furnishings Total		1,302,000
Retail – 2.3%
Retail-Automobiles – 0.9%
Asbury Automotive Group, Inc.
7.625% 03/15/17	2,060,000	1,823,100
8.000% 03/15/14	2,245,000	2,087,850
AutoNation, Inc.
2.509% 04/15/13 (10/15/09) (c)(d)	2,375,000	2,235,469
United Auto Group, Inc.
7.750% 12/15/16	1,320,000	1,217,700
		7,364,119
Retail-Drug Stores – 0.4%
Rite Aid Corp.
7.500% 03/01/17	2,050,000	1,804,000
8.625% 03/01/15	1,580,000	1,285,725
		3,089,725
Retail-Miscellaneous/Diversified – 0.4%
Sally Holdings LLC
9.250% 11/15/14	1,100,000	1,138,500
Susser Holdings LLC
10.625% 12/15/13	1,805,000	1,863,662
		3,002,162
Retail-Propane Distributors – 0.2%
AmeriGas Partners LP
7.125% 05/20/16	845,000	811,200
7.250% 05/20/15	890,000	867,750
		1,678,950
Retail-Restaurants – 0.1%
Wendy's International, Inc.
6.250% 11/15/11	640,000	640,000
		640,000

See Accompanying Notes to Financial Statements.

41

Columbia High Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Retail-Vitamins/Nutritional Supplements – 0.3%
NBTY, Inc.
7.125% 10/01/15	2,635,000	2,555,950
		2,555,950
Retail Total		18,330,906
Consumer Cyclical Total		96,736,440
Consumer Non-Cyclical – 13.1%
Agriculture – 0.6%
Tobacco – 0.6%
Alliance One International, Inc.
10.000% 07/15/16 (b)	1,580,000	1,631,350
Reynolds American, Inc.
7.625% 06/01/16	1,415,000	1,514,082
7.750% 06/01/18	1,375,000	1,500,546
		4,645,978
Agriculture Total		4,645,978
Beverages – 0.7%
Beverages-Non-Alcoholic – 0.4%
Cott Beverages, Inc.
8.000% 12/15/11	3,100,000	3,080,625
		3,080,625
Beverages-Wine/Spirits – 0.3%
Constellation Brands, Inc.
7.250% 05/15/17	1,875,000	1,865,625
8.375% 12/15/14	355,000	370,088
		2,235,713
Beverages Total		5,316,338
Biotechnology – 0.2%
Medical-Biomedical/Gene – 0.2%
Bio-Rad Laboratories, Inc.
8.000% 09/15/16 (b)	1,440,000	1,494,000
		1,494,000
Biotechnology Total		1,494,000
Commercial Services – 2.2%
Commercial Services – 1.2%
KAR Holdings, Inc.
8.750% 05/01/14	1,075,000	1,064,250
10.000% 05/01/15	4,225,000	4,246,125
Language Line Holdings, Inc.
11.125% 06/15/12	3,895,000	3,997,244
		9,307,619

	Par (a)	Value ($)
Commercial Services-Finance – 0.4%
Cardtronics, Inc.
9.250% 08/15/13	680,000	685,100
Lender Processing Services, Inc.
8.125% 07/01/16	2,340,000	2,433,600
		3,118,700
Printing-Commercial – 0.1%
Vertis, Inc.
PIK, 18.500% 10/01/12	1,908,328	791,956
		791,956
Schools – 0.5%
Knowledge Learning Corp., Inc.
7.750% 02/01/15 (b)	4,700,000	4,535,500
		4,535,500
Commercial Services Total		17,753,775
Food – 1.1%
Fisheries – 0.3%
ASG Consolidated LLC/ASG Finance, Inc.
11.500% 11/01/11	2,590,000	2,512,300
		2,512,300
Food-Meat Products – 0.3%
Tyson Foods, Inc.
10.500% 03/01/14	1,865,000	2,112,112
		2,112,112
Food-Miscellaneous/Diversified – 0.1%
Del Monte Corp.
8.625% 12/15/12	800,000	822,000
		822,000
Food-Retail – 0.4%
American Stores Co.
7.900% 05/01/17	2,425,000	2,267,375
8.000% 06/01/26	555,000	499,500
Stater Brothers Holdings
7.750% 04/15/15	395,000	383,150
8.125% 06/15/12	385,000	386,925
		3,536,950
Food Total		8,983,362
Healthcare Products – 2.9%
Medical Products – 2.9%
Angiotech Pharmaceuticals, Inc.
4.111% 12/01/13 (12/01/09) (c)(d)	2,137,000	1,805,765
Biomet, Inc.
10.000% 10/15/17	2,380,000	2,534,700
11.625% 10/15/17	2,380,000	2,594,200

See Accompanying Notes to Financial Statements.

42

Columbia High Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
DJO Finance LLC/DJO Finance Corp.
10.875% 11/15/14	4,700,000	4,805,750
Hanger Orthopedic Group, Inc.
10.250% 06/01/14	3,560,000	3,773,600
Invacare Corp.
9.750% 02/15/15	2,110,000	2,236,600
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp.
11.750% 11/15/14	2,760,000	2,622,000
Universal Hospital Services, Inc.
4.635% 06/01/15 (12/01/09) (c)(d)	1,240,000	1,050,900
PIK, 8.500% 06/01/15	1,820,000	1,783,600
		23,207,115
Healthcare Products Total		23,207,115
Healthcare Services – 3.5%
Medical Products – 0.3%
Rural/Metro Corp.
9.875% 03/15/15	2,410,000	2,361,800
		2,361,800
Medical-Hospitals – 2.0%
Community Health Systems, Inc.
2.511% 07/15/13	150,000	140,775
2.511% 07/25/14 (c)(h)	1,203,314	1,129,311
2.622% 07/25/14 (11/30/09) (c)(d)(h)	6,348,881	5,958,425
8.875% 07/15/15	3,985,000	4,084,625
HCA, Inc.
6.300% 10/01/12	4,305,000	4,132,800
6.750% 07/15/13	360,000	344,700
Vanguard Health Holding Co. LLC
9.000% 10/01/14	455,000	464,100
		16,254,736
Medical-Nursing Homes – 0.5%
Skilled Healthcare Group, Inc.
11.000% 01/15/14	1,329,000	1,375,515
Sun Healthcare Group, Inc.
9.125% 04/15/15	2,285,000	2,273,575
		3,649,090
MRI/Medical Diagnostic Imaging – 0.7%
Alliance Imaging, Inc.
7.250% 12/15/12	5,875,000	5,669,375
		5,669,375

	Par (a)	Value ($)
Physical Therapy/Rehab Centers – 0.0%
Psychiatric Solutions, Inc.
7.750% 07/15/15	170,000	164,050
		164,050
Healthcare Services Total		28,099,051
Household Products/Wares – 0.2%
Consumer Products-Miscellaneous – 0.2%
Jarden Corp.
7.500% 05/01/17	1,225,000	1,191,313
		1,191,313
Household Products/Wares Total		1,191,313
Pharmaceuticals – 1.7%
Medical-Drugs – 1.7%
Catalent Pharma Solutions, Inc.
PIK, 10.250% 04/15/15 (10/15/09) (c)(d)	3,895,000	3,204,557
Phibro Animal Health Corp.
10.000% 08/01/13 (b)	3,285,000	3,120,750
Talecris Biotherapeutics
3.960% 12/06/13 (11/13/09) (c)(d)(h)	1,619,900	1,587,502
3.960% 12/06/13 (11/13/09) (d)	4,175	4,091
6.960% 12/06/14 (11/13/09) (c)(d)(h)	3,730,000	3,646,075
Valeant Pharmaceuticals International
8.375% 06/15/16 (b)	945,000	959,175
Warner Chilcott Corp.
8.750% 02/01/15	685,000	702,125
		13,224,275
Pharmaceuticals Total		13,224,275
Consumer Non-Cyclical Total		103,915,207
Diversified – 1.8%
Diversified Holding Companies – 1.8%
Diversified Operations – 1.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.125% 02/15/13	4,625,000	4,451,562
8.125% 06/01/12	7,620,000	7,553,325
Leucadia National Corp.
7.125% 03/15/17	2,165,000	2,078,400
		14,083,287
Diversified Holding Companies Total		14,083,287
Diversified Total		14,083,287

See Accompanying Notes to Financial Statements.

43

Columbia High Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Energy – 13.8%
Coal – 0.3%
Peabody Energy Corp.
7.875% 11/01/26	1,855,000	1,780,800
6.875% 03/15/13	520,000	525,200
Coal Total		2,306,000
Energy-Alternate Sources – 0.0%
Salton Sea Funding
8.300% 05/30/11	2,034	2,135
Energy-Alternate Sources Total		2,135
Oil & Gas – 8.9%
Oil & Gas Drilling – 0.9%
Parker Drilling Co.
9.625% 10/01/13	5,885,000	5,833,506
Pride International, Inc.
7.375% 07/15/14	930,000	953,250
		6,786,756
Oil Companies-Exploration & Production – 7.6%
Berry Petroleum Co.
10.250% 06/01/14	2,205,000	2,353,837
Chaparral Energy, Inc.
8.500% 12/01/15	5,825,000	4,689,125
Chesapeake Energy Corp.
6.500% 08/15/17	2,000,000	1,835,000
6.625% 01/15/16	1,575,000	1,488,375
6.875% 11/15/20	1,885,000	1,677,650
7.500% 09/15/13	1,040,000	1,033,500
Denbury Resources, Inc.
9.750% 03/01/16	1,625,000	1,726,563
Forest Oil Corp.
7.250% 06/15/19	2,000,000	1,870,000
8.000% 12/15/11	475,000	482,125
Hilcorp Energy LP/Hilcorp Finance Co.
7.750% 11/01/15 (b)	3,030,000	2,863,350
9.000% 06/01/16 (b)	1,110,000	1,101,675
Kerr-McGee Corp.
6.950% 07/01/24	370,000	396,140
Linn Energy LLC
9.875% 07/01/18	2,390,000	2,425,850
11.750% 05/15/17 (b)	2,005,000	2,160,387
Mariner Energy, Inc.
7.500% 04/15/13	2,470,000	2,383,550
8.000% 05/15/17	190,000	173,850
Newfield Exploration Co.
6.625% 04/15/16	3,310,000	3,243,800
7.125% 05/15/18	2,930,000	2,922,675

	Par (a)	Value ($)
PetroHawk Energy Corp.
7.875% 06/01/15	2,090,000	2,058,650
10.500% 08/01/14 (b)	1,000,000	1,075,000
Petroquest Energy, Inc.
10.375% 05/15/12	3,575,000	3,396,250
Plains Exploration & Production Co.
7.000% 03/15/17	1,175,000	1,119,188
7.625% 06/01/18	930,000	911,400
10.000% 03/01/16	2,520,000	2,715,300
Range Resources Corp.
7.500% 10/01/17	2,395,000	2,383,025
SandRidge Energy, Inc.
8.000% 06/01/18 (b)	1,530,000	1,472,625
Stone Energy Corp.
6.750% 12/15/14	1,567,000	1,190,920
8.250% 12/15/11	1,100,000	1,034,000
Venoco, Inc.
8.750% 12/15/11	1,440,000	1,454,400
W&T Offshore, Inc.
8.250% 06/15/14 (b)	1,860,000	1,692,600
Whiting Petroleum Corp.
7.000% 02/01/14	5,620,000	5,549,750
		60,880,560
Oil Refining & Marketing – 0.4%
Frontier Oil Corp.
6.625% 10/01/11	475,000	475,000
8.500% 09/15/16	1,900,000	1,945,125
Holly Corp.
9.875% 06/15/17 (b)	455,000	465,238
		2,885,363
Oil & Gas Total		70,552,679
Oil & Gas Services – 0.5%
Oil-Field Services – 0.5%
Allis-Chalmers Energy, Inc.
9.000% 01/15/14	1,971,000	1,606,365
Complete Production Services, Inc.
8.000% 12/15/16	2,650,000	2,411,500
		4,017,865
Oil & Gas Services Total		4,017,865
Pipelines – 4.1%
ANR Pipeline Co.
7.375% 02/15/24	1,205,000	1,369,251
9.625% 11/01/21	5,980,000	8,324,148
Copano Energy LLC/Copano Energy Finance Corp.
7.750% 06/01/18	6,145,000	5,837,750

See Accompanying Notes to Financial Statements.

44

Columbia High Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
El Paso Natural Gas Co.
7.625% 08/01/10	5,240,000	5,189,486
8.375% 06/15/32	1,860,000	2,233,103
8.625% 01/15/22	1,235,000	1,500,476
MarkWest Energy Partners LP
6.875% 11/01/14	1,065,000	1,001,100
8.500% 07/15/16	5,100,000	5,049,000
8.750% 04/15/18	1,309,000	1,302,455
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375% 12/15/13	1,198,000	1,209,980
Pipelines Total		33,016,749
Energy Total		109,895,428
Financials – 10.6%
Banks – 0.4%
Commercial Banks-Central US – 0.4%
CapitalSource, Inc.
12.750% 07/15/14 (b)	2,845,000	2,834,331
		2,834,331
Banks Total		2,834,331
Diversified Financial Services – 5.7%
Finance-Auto Loans – 4.2%
AmeriCredit Corp.
8.500% 07/01/15	2,610,000	2,505,600
Daimler Chrysler 2nd Lien
6.750% 08/03/13 (10/15/09) (c)(d)(h)	6,415,000	5,801,566
Ford Motor Credit Co.
5.549% 06/15/11 (12/15/09) (c)(d)	2,350,000	2,244,250
5.700% 01/15/10	2,435,000	2,434,301
7.250% 10/25/11	3,680,000	3,574,049
7.875% 06/15/10	3,670,000	3,686,082
9.875% 08/10/11	1,860,000	1,886,407
12.000% 05/15/15	1,320,000	1,454,542
GMAC LLC
6.875% 09/15/11 (b)	1,180,000	1,115,100
7.750% 01/19/10 (b)	1,735,000	1,732,831
8.000% 11/01/31 (b)	8,247,000	6,638,835
		33,073,563
Finance-Investment Banker/Broker – 0.2%
LaBranche & Co., Inc.
11.000% 05/15/12	1,795,000	1,732,175
		1,732,175

	Par (a)	Value ($)
Investment Management/Advisor Service – 0.6%
Janus Capital Group, Inc.
6.500% 06/15/12	480,000	476,925
6.950% 06/15/17	3,065,000	2,916,608
Nuveen Investments, Inc.
10.500% 11/15/15 (b)	1,685,000	1,457,525
		4,851,058
Special Purpose Entity – 0.7%
Harley-Davidson Funding Corp.
6.800% 06/15/18 (b)	5,780,000	5,628,402
		5,628,402
Diversified Financial Services Total		45,285,198
Insurance – 3.4%
Insurance Brokers – 1.8%
HUB International Holdings, Inc.
9.000% 12/15/14 (b)	5,845,000	5,640,425
Trinity Acquisition Ltd.
12.875% 12/31/16 (b)(i)	1,840,000	2,505,000
USI Holdings Corp.
4.315% 11/15/14 (11/16/09) (b)(c)(d)	1,365,000	1,134,656
9.750% 05/15/15 (b)	2,390,000	2,118,138
Willis North America, Inc.
6.200% 03/28/17	2,965,000	2,902,391
		14,300,610
Multi-Line Insurance – 0.5%
Fairfax Financial Holdings Ltd.
7.375% 04/15/18	875,000	833,438
7.750% 07/15/37	3,590,000	3,109,837
8.300% 04/15/26	185,000	165,344
		4,108,619
Mutual Insurance – 0.0%
Lumbermens Mutual Casualty
8.300% 12/01/37 (b)(f)	180,000	2,025
8.450% 12/01/97 (b)(f)	4,600,000	51,750
9.150% 07/01/26 (b)(f)	9,865,000	110,981
		164,756
Property/Casualty Insurance – 0.8%
Crum & Forster Holdings Corp.
7.750% 05/01/17	6,950,000	6,394,000
		6,394,000
Reinsurance – 0.3%
Allied World Assurance Co. Holdings Ltd.
7.500% 08/01/16	2,235,000	2,335,720
		2,335,720
Insurance Total		27,303,705

See Accompanying Notes to Financial Statements.

45

Columbia High Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Real Estate Investment Trusts (REITs) – 1.1%
REITS-Health Care – 0.3%
Omega Healthcare Investors, Inc.
7.000% 04/01/14	2,920,000	2,839,700
		2,839,700
REITS-Office Property – 0.2%
LNR Property
3.760% 07/12/10 (10/02/09) (c)(d)(h)	1,944,699	1,393,390
		1,393,390
REITS-Single Tenant – 0.6%
Trustreet Properties, Inc.
7.500% 04/01/15	4,605,000	4,910,915
		4,910,915
Real Estate Investment Trusts (REITs) Total		9,144,005
Financials Total		84,567,239
Industrials – 7.6%
Aerospace & Defense – 0.7%
Aerospace/Defense – 0.5%
DAE Aviation Holdings, Inc.
4.165% 07/31/14	1,165,443	1,043,072
4.240% 07/31/14 (10/30/09) (c)(d)(h)	1,191,284	1,066,199
11.250% 08/01/15 (b)	2,565,000	2,000,700
		4,109,971
Aerospace/Defense-Equipment – 0.2%
BE Aerospace, Inc.
8.500% 07/01/18	1,540,000	1,578,500
		1,578,500
Aerospace & Defense Total		5,688,471
Building Materials – 1.4%
Building & Construction Products-Miscellaneous – 0.7%
Building Materials Corp. of America
7.750% 08/01/14	1,750,000	1,684,375
Lafarge SA
6.500% 07/15/16	4,095,000	4,092,461
		5,776,836
Building Products-Cement/Aggregation – 0.7%
Texas Industries, Inc.
7.250% 07/15/13	5,830,000	5,568,000
		5,568,000
Building Materials Total		11,344,836

	Par (a)	Value ($)
Building Products – 0.2%
Chemical-Plastics – 0.2%
CPG International I, Inc.
10.500% 07/01/13	1,300,000	1,098,500
		1,098,500
Building Products Total		1,098,500
Electrical Components & Equipment – 0.3%
Wire & Cable Products – 0.3%
Belden, Inc.
7.000% 03/15/17	2,110,000	2,007,137
		2,007,137
Electrical Components & Equipment Total		2,007,137
Environmental Control – 0.7%
Pollution Control – 0.7%
Geo Sub Corp.
11.000% 05/15/12	6,165,000	5,486,850
		5,486,850
Environmental Control Total		5,486,850
Hand/Machine Tools – 0.1%
Machine Tools & Related Products – 0.1%
Thermadyne Holdings Corp.
10.500% 02/01/14	1,150,000	983,250
		983,250
Hand/Machine Tools Total		983,250
Metal Fabricate/Hardware – 0.5%
Metal Processors & Fabrication – 0.2%
Neenah Foundry Co.
9.500% 01/01/17	3,770,000	1,602,250
		1,602,250
Steel Pipe & Tube – 0.3%
Mueller Water Products, Inc.
7.375% 06/01/17	2,395,000	2,086,644
		2,086,644
Metal Fabricate/Hardware Total		3,688,894
Miscellaneous Manufacturing – 1.2%
Diversified Manufacturing Operators – 1.2%
Actuant Corp.
6.875% 06/15/17	2,215,000	2,059,950
Polypore, Inc.
8.750% 05/15/12	2,565,000	2,500,875
RBS Global, Inc. & Rexnord Corp.
9.500% 08/01/14	2,486,000	2,411,420
SPX Corp.
7.625% 12/15/14	2,335,000	2,352,513

See Accompanying Notes to Financial Statements.

46

Columbia High Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Tyco Electronics Group SA
6.000% 10/01/12	375,000	396,742
		9,721,500
Miscellaneous Manufacturing Total		9,721,500
Packaging & Containers – 0.7%
Containers-Metal/Glass – 0.5%
Owens-Brockway Glass Container, Inc.
6.750% 12/01/14	4,120,000	4,078,800
		4,078,800
Containers-Paper/Plastic – 0.2%
Plastipak Holdings, Inc.
10.625% 08/15/19 (b)	1,480,000	1,568,800
		1,568,800
Packaging & Containers Total		5,647,600
Transportation – 1.8%
Automotive – 0.7%
BHM Technologies
8.500% 11/26/10 (c)(e)(h)(i)	1,805,424	293,382
12.250% 11/26/10 (c)(e)(h)(i)	111,975	107,776
Navistar
3.496% 01/19/12 (10/30/09) (c)(d)(h)	5,120,000	4,940,800
		5,341,958
Transportation-Railroad – 0.5%
Kansas City Southern de Mexico SA de CV
7.375% 06/01/14	4,350,000	4,219,500
		4,219,500
Transportation-Shipping – 0.6%
CEVA Group PLC
10.000% 09/01/14 (b)	475,000	422,750
Great Lakes Dredge & Dock Corp.
7.750% 12/15/13	2,945,000	2,889,781
Greenbrier Companies, Inc.
8.375% 05/15/15	1,970,000	1,598,163
		4,910,694
Transportation Total		14,472,152
Industrials Total		60,139,190
Technology – 1.9%
Semiconductors – 0.4%
Electronic Components-Miscellaneous – 0.4%
NXP BV/NXP Funding LLC
7.875% 10/15/14	3,964,000	3,111,740
		3,111,740
Semiconductors Total		3,111,740

	Par (a)	Value ($)
Software – 1.5%
Application Software – 1.4%
SS&C Technologies, Inc.
11.750% 12/01/13	4,495,000	4,725,369
Sungard Data Systems, Inc.
4.875% 01/15/14	3,585,000	3,226,500
10.625% 05/15/15 (b)	2,725,000	2,888,500
		10,840,369
Transactional Software – 0.1%
Open Solutions, Inc.
9.750% 02/01/15 (b)	1,505,000	1,040,331
		1,040,331
Software Total		11,880,700
Technology Total		14,992,440
Utilities – 6.5%
Electric – 5.9%
Electric-Generation – 1.1%
Cedar Brakes LLC
8.500% 02/15/14 (b)	1,512,649	1,505,343
9.875% 09/01/13 (b)	2,135,639	2,165,004
Intergen NV
9.000% 06/30/17 (b)	2,215,000	2,281,450
Reliant Energy Mid-Atlantic Power Holdings LLC
9.237% 07/02/17	122,909	130,283
9.681% 07/02/26	2,490,000	2,589,600
		8,671,680
Electric-Integrated – 2.5%
Energy Future Holdings Corp.
10.875% 11/01/17	4,610,000	3,480,550
Ipalco Enterprises, Inc.
7.250% 04/01/16 (b)	2,475,000	2,481,188
PNM Resources, Inc.
9.250% 05/15/15	2,915,000	2,944,150
Public Service Co. of New Mexico
7.950% 05/15/18	3,265,000	3,293,040
Texas Competitive Electric Holdings Co. LLC
3.754% 10/10/14 (10/09/09) (c)(d)	3,305,607	2,608,950
3.754% 10/10/14 (10/09/09) (c)(d)(h)	6,428,953	5,062,880
		19,870,758
Independent Power Producer – 2.3%
AES Eastern Energy LP
9.000% 01/02/17	3,859,687	3,743,897
Calpine Corp.
3.475% 03/29/14 (c)(h)	7,879,699	7,165,601

See Accompanying Notes to Financial Statements.

47

Columbia High Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par (a)	Value ($)
Reliant Energy, Inc.
7.625% 06/15/14	1,130,000	1,108,813
7.875% 06/15/17	6,700,000	6,540,875
		18,559,186
Electric Total		47,101,624
Gas Utilities – 0.6%
Retail-Propane Distributors – 0.6%
Star Gas Partners LP/Star Gas Finance Co.
10.250% 02/15/13	4,915,000	4,976,437
		4,976,437
Gas Utilities Total		4,976,437
Utilities Total		52,078,061
Total Corporate Fixed-Income Bonds & Notes (cost of $719,980,284)		706,435,529
Preferred Stocks – 0.5%
	Shares
Financials – 0.5%
Real Estate Investment Trusts (REITs) – 0.5%
REITS-Diversified – 0.5%
Sovereign Real Estate Investment Corp., 12.00% (b)	4,052	4,057,065
		4,057,065
Real Estate Investment Trusts (REITs) Total		4,057,065
Financials Total		4,057,065
Transportation – 0.0%
Automotive – 0.0%
BHM Technologies (i)(l)	1,378	14
Automotive Total		14
Transportation Total		14
Total Preferred Stocks (cost of $4,664,067)		4,057,079
Convertible Preferred Stock – 0.4%
Technology – 0.4%
Software – 0.4%
Quadramed Corp. 5.50% (b)(l)	246,600	3,523,914
Software Total		3,523,914
Technology Total		3,523,914
Total Convertible Preferred Stock (cost of $5,957,100)		3,523,914

Convertible Bonds – 0.3%
	Par (a)	Value ($)
Communications – 0.0%
Internet – 0.0%
Web Portals/ISP – 0.0%
At Home Corp.
4.750% 12/15/06 (e)(i)	3,896,787	390
		390
Internet Total		390
Communications Total		390
Consumer Cyclical – 0.0%
Airlines – 0.0%
Delta Air Lines, Inc.
8.000% 06/03/49 (k)	2,256,000	13,536
Airlines Total		13,536
Consumer Cyclical Total		13,536
Consumer Discretionary – 0.3%
Specialty Retail – 0.3%
United Auto Group, Inc.
3.500% 04/01/26	1,989,000	2,093,422
Specialty Retail Total		2,093,422
Consumer Discretionary Total		2,093,422
Total Convertible Bonds (cost of $1,351,564)		2,107,348
Common Stocks – 0.2%
	Shares
Communications – 0.0%
Media – 0.0%
Haights Cross Communications (i)(j)	275,078	—
Vertis Holdings, Inc. (i)	1,908	19
Ziff Davis Media, Inc. (i)	12,260	123
Media Total		142
Communications Total		142
Consumer Cyclical – 0.0%
Airlines – 0.0%
Delta Air Lines, Inc.(k)(l)	1,135	10,170
Airlines Total		10,170
Consumer Cyclical Total		10,170

See Accompanying Notes to Financial Statements.

48

Columbia High Income Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Consumer Non-Cyclical – 0.0%
Commercial Services – 0.0%
World Color Press, Inc. (l)	12,425	119,280
Commercial Services Total		119,280
Consumer Non-Cyclical Total		119,280
Financials – 0.0%
Diversified Financial Services – 0.0%
Adelphia Recovery Trust (i)(l)	1,410,902	14,109
Diversified Financial Services Total		14,109
Financials Total		14,109
Information Technology – 0.0%
Communications Equipment – 0.0%
Loral Space & Communications, Inc. (l)	101	2,775
Communications Equipment Total		2,775
Information Technology Total		2,775
Technology – 0.1%
Software – 0.1%
Quadramed Corp. (l)	84,873	594,111
Software Total		594,111
Technology Total		594,111
Transportation – 0.0%
Automotive – 0.0%
BHM Technologies (i)	115,119	1,151
Automotive Total		1,151
Transportation Total		1,151
Utilities – 0.1%
Gas Utilities – 0.1%
Star Gas Partners LP	198,500	720,555
Gas Utilities Total		720,555
Utilities Total		720,555
Total Common Stocks (cost of $5,541,352)		1,462,293

Warrants – 0.0%
	Units	Value ($)
Communications – 0.0%
Media – 0.0%
Multimedia – 0.0%
Haights Cross Communications Expires 12/10/11 (i)(j)(l)	1,366	—
		—
Media Total		—
Telecommunication Services – 0.0%
Colo.Com, Inc. Expires 03/15/10 (b)(i)(j)(l)	1,145	—
Telecommunication Services Total		—
Communications Total		—
Consumer Non-Cyclical – 0.0%
Commercial Services – 0.0%
World Color Press, Inc. Expires 07/20/14 (l)	14,084	35,914
Commercial Services Total		35,914
Consumer Non-Cyclical Total		35,914
Total Warrants (cost of $319,148)		35,914
	Par ($)
Short-Term Obligation – 7.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09, at 0.010%, collateralized by a U.S. Government Agency obligation maturing 08/25/11, market value $64,431,544 (repurchase proceeds $63,168,018)	63,168,000	63,168,000
Total Short-Term Obligation (cost of $63,168,000)		63,168,000
Total Investments – 98.0% (cost of $800,981,515) (m)		780,790,077
Other Assets & Liabilities, Net – 2.0%		16,152,079
Net Assets – 100.0%		796,942,156

See Accompanying Notes to Financial Statements.

49

Columbia High Income Fund

September 30, 2009 (Unaudited)

Notes to Investment Portfolio:

(a)  Principal amount is stated in United States dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid except for the following, amounted to $136,010,596, which represents 17.1% of net assets.

Security	Acquisition Date	Par/ Shares	Cost	Value
Colo.Com, Inc. 13.875% 03/15/10	01/12/04	$944,357	$171,420	$—
Quadramed Corp., 5.50% Convertible Preferred Stock	06/21/05	246,600	$5,957,100	$3,523,914
Sovereign Real Estate Investment Corp., 12.00% Preferred Stock	08/21/00- 10/17/06	4,052	$4,663,993	$4,057,065
Trinity Acquisition Ltd., 12.875% 12/31/16	03/06/09	$1,840,000	$1,840,000	$2,505,000
				$10,085,979

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(d)  Parenthetical date represents the next reset date for the security.

(e)  The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of these securities amounted to $3,860,173, which represents 0.5% of net assets.

(f)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of these securities amounted to $6,491,366, which represents 0.8% of net assets.

(g)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain covenants. Income is being accrued. At September 30, 2009, the value of this security amounted to $5,321,525, which represents 0.7% of net assets.

(h)  Loan participation agreement.

(i)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2009, the value of these securities amounted to $3,222,095, which represents 0.4% of net assets.

(j)  Security has no value.

(k)  Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(l)  Non-income producing security.

(m)  Cost for federal income tax purposes is $800,981,515.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund's assets:

Description	Quoted (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$52,579,142	$—	$52,579,142
Communications	—	117,244,333	204,762	117,449,095
Consumer Cyclical	—	96,615,892	120,548	96,736,440
Consumer Non-Cyclical	—	103,915,207	—	103,915,207
Diversified	—	14,083,287	—	14,083,287
Energy	—	109,895,428	—	109,895,428
Financials	—	84,567,239	—	84,567,239
Industrials	—	59,738,032	401,158	60,139,190
Technology	—	14,992,440	—	14,992,440
Utilities	—	52,078,061	—	52,078,061
Total Corporate Fixed-Income Bonds & Notes	—	705,709,061	726,468	706,435,529
Preferred Stocks
Financials	—	4,057,065	—	4,057,065
Transportation	—	—	14	14
Total Preferred Stocks	—	4,057,065	14	4,057,079
Total Convertible Preferred Stock	—	3,523,914	—	3,523,914
Convertible Bonds
Communications	—	—	390	390
Consumer Cyclical	—	13,536	—	13,536
Consumer Discretionary	—	2,093,422	—	2,093,422
Total Convertible Bonds	—	2,106,958	390	2,107,348
Common Stocks
Communications	—	—	142	142
Consumer Cyclical	10,170	—	—	10,170
Consumer Non-Cyclical	119,280	—	—	119,280
Financials	—	—	14,109	14,109
Information Technology	2,775	—	—	2,775
Technology	594,111	—	—	594,111
Transportation	—	—	1,151	1,151
Utilities	720,555	—	—	720,555
Total Common Stocks	1,446,891	—	15,402	1,462,293
Total Warrants	35,914	—	—	35,914
Total Short-Term Obligation	—	63,168,000	—	63,168,000
Total Investments	$1,482,805	$778,564,998	$742,274	$780,790,077

The following table reconciles asset balances for the six month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Common Stocks	$15,402	$—	$—	$—	$—	$—	$—	$—	$15,402
Convertible Bonds	390	—	—	—	—	—	—	—	390
Corporate Fixed-Income Bonds & Notes	1,440,161	(47,062)	(36,543)	(130,271)	159,383	(659,200)	—	—	726,468
Preferred Stock	14	—	—	—	—	—	—	—	14
	$1,455,967	$(47,062)	$(36,543)	$(130,271)	$159,383	$(659,200)	$—	$—	$742,274

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2009, which were valued using significant unobservable inputs (Level 3) amounted to $165,497. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

See Accompanying Notes to Financial Statements.

50

Columbia High Income Fund

September 30, 2009 (Unaudited)

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	88.7
Preferred Stocks	0.5
Convertible Preferred Stock	0.4
Convertible Bonds	0.3
Common Stocks	0.2
Warrants	0.0	*
	90.1
Short-Term Obligation	7.9
Other Assets & Liabilities, Net	2.0
	100.0

* Represents less than 0.1%

Acronym	Name
CAD	Canadian Dollar

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

51

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Statements of Assets and Liabilities – Corporate Bond Funds
September 30, 2009 (Unaudited)

	($)	($)	($)
	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund	Columbia High Income Fund
Assets
Unaffiliated investments, at identified cost	1,285,400,789	2,045,589,364	800,981,515
Affiliated investments, at identified cost	10,353,695	1,998,037	—
Total investments, at identified cost	1,295,754,484	2,047,587,401	800,981,515
Unaffiliated investments, at value	1,299,974,880	2,058,432,744	780,790,077
Affiliated investments, at value	10,863,061	2,116,198	—
Total investments, at value	1,310,837,941	2,060,548,942	780,790,077
Cash	1,161	942,526	282,595
Cash collateral for open credit default swap contracts	2,310,000	—	—
Foreign currency (cost of $42,721, $— and $—, respectively)	42,803	—	—
Unrealized appreciation on forward foreign currency exchange contracts	120	—	—
Open credit default swap contracts	14,014	—	—
Credit default swap contracts premiums paid	975,413	—	—
Receivable for:
Investments sold	47,274,284	—	1,739,561
Fund shares sold	842,592	9,111,170	461,032
Interest	12,064,842	12,657,582	16,508,751
Futures variation margin	204,140	—	—
Foreign tax reclaims	24,073	1,654	—
Expense reimbursement due from investment advisor	—	138,736	—
Trustees' deferred compensation plan	6,745	13,264	—
Other assets	12,942	7,242	1,801
Total Assets	1,374,611,070	2,083,421,116	799,783,817
Liabilities
Open credit default swap contracts	1,750,077	—	—
Credit default swap contracts premiums received	758,110	—	—
Unrealized depreciation on forward foreign currency exchange contracts	122	—	—
Payable for:
Investments purchased	36,499,625	1,950,505	1,496,000
Investments purchased on a delayed delivery basis	450,014	29,000,822	—
Fund shares repurchased	2,291,947	1,939,276	673,402
Futures variation margin	—	107,707	—
Distributions	3,644,682	3,993,712	—
Investment advisory fee	392,434	479,905	341,425
Administration fee	151,097	215,724	133,895
Pricing and bookkeeping fees	20,582	17,292	14,100
Transfer agent fee	47,844	138,822	28,773
Trustees' fees	57,196	79,698	39,522
Custody fee	18,561	5,588	2,448
Distribution and service fees	11,720	77,992	74,972
Chief compliance officer expenses	261	225	234
Trustees' deferred compensation plan	6,745	13,264	—
Other liabilities	41,022	39,914	36,890
Total Liabilities	46,142,039	38,060,446	2,841,661
Net Assets	1,328,469,031	2,045,360,670	796,942,156

See Accompanying Notes to Financial Statements.

53

Statements of Assets and Liabilities (continued) – Corporate Bond Funds
September 30, 2009 (Unaudited)

	($)	($)	($)
	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund	Columbia High Income Fund
Net Assets Consist of
Paid-in capital	1,395,479,166	2,070,281,318	902,824,218
Undistributed (Overdistributed) net investment income	(4,445,728)	(332,538)	235,038
Accumulated net realized loss	(74,065,752)	(37,357,480)	(85,930,419)
Net unrealized appreciation (depreciation) on:
Investments	15,083,457	12,961,541	(20,191,438)
Foreign currency translations and forward foreign currency exchange contracts	4,010	—	4,757
Futures contracts	(1,834,653)	(192,171)	—
Credit default swap contracts	(1,751,469)	—	—
Net Assets	1,328,469,031	2,045,360,670	796,942,156
Class A
Net assets	$20,061,921	$197,721,225	$104,525,315
Shares outstanding	2,078,263	20,029,284	13,986,401
Net asset value per share (a)	$9.65	$9.87	$7.47
Maximum sales charge	3.25%	1.00%	4.75%
Maximum offering price per share (b)	$9.97	$9.97	$7.84
Class B
Net assets	$4,659,924	$10,470,686	$39,281,583
Shares outstanding	482,569	1,061,256	5,271,332
Net asset value per share (a)	$9.66	$9.87	$7.45
Class C
Net assets	$3,994,489	$72,091,276	$24,029,885
Shares outstanding	413,779	7,310,894	3,241,429
Net asset value per share (a)	$9.65	$9.86	$7.41
Class Y (c)
Net assets	$—	$29,263,689	$—
Shares outstanding	—	2,970,578	—
Net asset value per share	$—	$9.85	$—
Class Z
Net assets	$1,299,752,697	$1,735,813,794	$629,105,373
Shares outstanding	134,517,656	176,160,450	83,348,615
Net asset value per share	$9.66	$9.85	$7.55

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  Class Y shares commenced operations on July 15, 2009.

See Accompanying Notes to Financial Statements.

54

Statements of Operations – Corporate Bond Funds
For the Six Months Ended September 30, 2009 (Unaudited)

	($)	($)	($)
	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund	Columbia High Income Fund
Investment Income
Dividends	—	—	201,107
Interest	34,356,234	36,258,970	32,317,436
Interest from affiliates	329,265	61,500	—
Securities lending	2,276	23,582	—
Foreign taxes withheld	—	(2,067)	—
Total Investment Income	34,687,775	36,341,985	32,518,543
Expenses
Investment advisory fee	2,322,552	2,426,536	1,944,302
Administration fee	889,437	1,062,383	757,361
Distribution fee:
Class B	18,191	39,392	147,842
Class C	14,001	189,909	79,572
Service fee:
Class B	6,064	13,131	49,280
Class C	4,667	63,303	26,524
Distribution and service fees:
Class A	23,790	193,296	112,773
Pricing and bookkeeping fees	94,400	84,991	81,889
Transfer agent fee—Class A, Class B, Class C and Class Z	321,873	335,136	343,623
Trustees' fees	15,741	18,483	12,903
Custody fee	30,956	21,757	10,898
Chief compliance officer expenses	490	500	415
Other expenses	138,021	249,498	138,140
Total Expenses	3,880,183	4,698,315	3,705,522
Fees waived or expenses reimbursed by investment advisor and/or administrator	—	(318,105)	—
Fees waived by distributor—Class C	—	(111,413)	—
Expense reductions	(4)	(35)	(7)
Net Expenses	3,880,179	4,268,762	3,705,515
Net Investment Income	30,807,596	32,073,223	28,813,028

See Accompanying Notes to Financial Statements.

55

Statements of Operations (continued) – Corporate Bond Funds
For the Six Months Ended September 30, 2009 (Unaudited)

	($)	($)	($)
	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund	Columbia High Income Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts and Credit Default Swap Contracts
Net realized gain (loss) on:
Investments	10,774,792	2,718,964	(42,120,692)
Net realized loss on violation of investment restriction (See Note 12)	(38,162)	—	—
Foreign currency transactions	(1,634,317)	—	(15,004)
Futures contracts	2,886,640	(865,926)	—
Credit default swap contracts	(1,686,778)	—	—
Reimbursement of realized loss on violation of investment restriction (See Note 12)	38,162	—	—
Net realized gain (loss)	10,340,337	1,853,038	(42,135,696)
Net change in unrealized appreciation (depreciation) on:
Investments	118,944,934	63,159,569	206,849,811
Foreign currency translations	867,648	—	6,737
Futures contracts	(223,477)	(924,653)	—
Credit default swap contracts	(1,609,909)	—	—
Net change in unrealized appreciation (depreciation)	117,979,196	62,234,916	206,856,548
Net Gain	128,319,533	64,087,954	164,720,852
Net Increase Resulting from Operations	159,127,129	96,161,177	193,533,880

See Accompanying Notes to Financial Statements.

56

Statements of Changes in Net Assets – Corporate Bond Funds

Increase (Decrease)	Columbia Total Return		Columbia Short Term		Columbia High Income
in Net Assets	Bond Fund		Bond Fund		Fund
	(Unaudited) Six Months Ended September 30, 2009 ($)	March 31, 2009 ($)	(Unaudited) Six Months Ended September 30, 2009 ($)(a)	March 31, 2009 ($)	(Unaudited) Six Months Ended September 30, 2009 ($)	March 31, 2009 ($)
Operations
Net investment income	30,807,596	75,004,210	32,073,223	56,080,937	28,813,028	57,392,683
Net realized gain (loss) on investments, foreign currency transactions, futures contracts and credit default swap contracts	10,340,337	(47,179,052)	1,853,038	1,890,508	(42,135,696)	(42,593,087)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts and credit default swap contracts	117,979,196	(93,662,940)	62,234,916	(56,307,325)	206,856,548	(159,043,742)
Net increase (decrease) resulting from operations	159,127,129	(65,837,782)	96,161,177	1,664,120	193,533,880	(144,244,146)
Distributions to Shareholders
From net investment income:
Class A	(409,277)	(992,675)	(2,836,466)	(3,827,846)	(3,808,690)	(6,762,477)
Class B	(85,891)	(249,664)	(155,954)	(440,891)	(1,503,942)	(3,648,567)
Class C	(66,309)	(133,621)	(843,819)	(985,739)	(817,974)	(1,577,538)
Class Y	—	—	(229,351)	—	—	—
Class Z	(28,454,257)	(78,657,832)	(27,344,579)	(50,075,377)	(24,276,066)	(44,798,872)
From net realized gains:
Class A	—	—	—	—	—	(744,301)
Class B	—	—	—	—	—	(469,197)
Class C	—	—	—	—	—	(195,286)
Class Z	—	—	—	—	—	(4,685,440)
Total distributions to shareholders	(29,015,734)	(80,033,792)	(31,410,169)	(55,329,853)	(30,406,672)	(62,881,678)
Net Capital Stock Transactions	(26,580,584)	(345,366,302)	678,665,108	154,132,956	22,028,350	82,772,300
Increase from regulatory settlements	37,740	3,547	40,837	6,972	177,264	—
Total increase (decrease) in net assets	103,568,551	(491,234,329)	743,456,953	100,474,195	185,332,822	(124,353,524)
Net Assets
Beginning of period	1,224,900,480	1,716,134,809	1,301,903,717	1,201,429,522	611,609,334	735,962,858
End of period	1,328,469,031	1,224,900,480	2,045,360,670	1,301,903,717	796,942,156	611,609,334
Undistributed (overdistributed) net investment income at end of period	(4,445,728)	(6,237,590)	(332,538)	(995,592)	235,038	1,828,682

(a)  Class Y shares commenced operations on July 15, 2009.

See Accompanying Notes to Financial Statements.

57

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Total Return Bond Fund				Columbia Short Term Bond Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		(Unaudited) Six Months Ended September 30, 2009 (a)		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	168,531	1,559,382	404,055	3,578,667	9,882,047	96,102,008	9,010,357	86,048,590
Distributions reinvested	33,131	308,136	85,082	755,655	243,687	2,374,062	335,479	3,209,803
Redemptions	(213,945)	(1,961,813)	(827,483)	(7,475,067)	(2,969,577)	(28,853,118)	(4,175,154)	(39,743,789)
Net increase (decrease)	(12,283)	(94,295)	(338,346)	(3,140,745)	7,156,157	69,622,952	5,170,682	49,514,604
Class B
Subscriptions	45,492	417,353	119,710	1,059,089	137,910	1,343,976	127,014	1,216,785
Distributions reinvested	7,190	66,864	21,946	195,171	13,714	133,333	38,957	373,741
Redemptions	(127,668)	(1,180,377)	(355,397)	(3,184,498)	(199,837)	(1,942,541)	(476,096)	(4,560,754)
Net decrease	(74,986)	(696,160)	(213,741)	(1,930,238)	(48,213)	(465,232)	(310,125)	(2,970,228)
Class C
Subscriptions	51,181	475,249	162,011	1,423,328	4,331,950	42,096,340	3,151,689	30,058,483
Distributions reinvested	4,148	38,574	8,067	71,352	57,119	556,296	63,710	608,097
Redemptions	(46,462)	(428,679)	(93,363)	(824,923)	(875,693)	(8,491,262)	(1,304,482)	(12,405,109)
Net increase (decrease)	8,867	85,144	76,715	669,757	3,513,376	34,161,374	1,910,917	18,261,471
Class Y
Subscriptions	—	—	—	—	3,600,022	35,028,185	—	—
Distributions reinvested	—	—	—	—	3,736	36,724	—	—
Redemptions	—	—	—	—	(633,180)	(6,205,000)	—	—
Net increase	—	—	—	—	2,970,578	28,859,909	—	—
Class Z
Subscriptions	9,659,731	88,896,799	20,480,028	185,365,087	81,896,586	794,345,476	44,428,970	425,054,819
Distributions reinvested	842,289	7,844,184	2,360,282	20,993,268	812,126	7,893,637	1,792,719	17,158,946
Redemptions	(13,339,716)	(122,616,256)	(62,341,691)	(547,323,431)	(26,461,797)	(255,753,008)	(36,950,138)	(352,886,656)
Net increase (decrease)	(2,837,696)	(25,875,273)	(39,501,381)	(340,965,076)	56,246,915	546,486,105	9,271,551	89,327,109

(a)  Class Y shares commenced operations on July 15, 2009.

See Accompanying Notes to Financial Statements.

58

	Columbia High Income Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	3,439,239	23,395,701	5,988,663	42,803,769
Distributions reinvested	427,316	2,932,487	831,113	5,732,753
Redemptions	(1,846,817)	(12,757,916)	(7,180,568)	(52,486,092)
Net increase (decrease)	2,019,738	13,570,272	(360,792)	(3,949,570)
Class B
Subscriptions	148,829	996,212	265,822	1,758,334
Distributions reinvested	136,203	927,139	367,188	2,538,733
Redemptions	(1,224,823)	(8,373,556)	(2,512,623)	(17,454,327)
Net decrease	(939,791)	(6,450,205)	(1,879,613)	(13,157,260)
Class C
Subscriptions	393,148	2,721,064	931,515	5,907,948
Distributions reinvested	75,353	511,701	160,500	1,096,492
Redemptions	(289,993)	(1,969,239)	(1,413,827)	(9,816,481)
Net increase (decrease)	178,508	1,263,526	(321,812)	(2,812,041)
Class Y
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—
Net increase	—	—	—	—
Class Z
Subscriptions	18,851,175	130,558,393	42,874,424	297,133,259
Distributions reinvested	1,135,160	7,818,092	2,250,474	15,464,375
Redemptions	(17,983,416)	(124,731,728)	(31,102,146)	(209,906,463)
Net increase (decrease)	2,002,919	13,644,757	14,022,752	102,691,171

See Accompanying Notes to Financial Statements.

59

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008	2007	2006 (a)		2005
Net Asset Value, Beginning of Period	$8.72		$9.51		$9.74	$9.56	$9.80		$10.17
Income from Investment Operations:
Net investment income (b)	0.21		0.43		0.45	0.44	0.35		0.31
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.92		(0.76)		(0.23)	0.18	(0.17)		(0.19)
Total from investment operations	1.13		(0.33)		0.22	0.62	0.18		0.12
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.46)		(0.45)	(0.44)	(0.39)		(0.34)
From net realized gains	—		—		—	—	(0.03)		(0.15)
Total distributions to shareholders	(0.20)		(0.46)		(0.45)	(0.44)	(0.42)		(0.49)
Increase from regulatory settlements	—	(c)	—	(c)	—	—	—		—
Net Asset Value, End of Period	$9.65		$8.72		$9.51	$9.74	$9.56		$9.80
Total return (d)	13.04	%(e)(f)	(3.45)%		2.34%	6.65%	1.84	%(g)	1.21	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.85	%(i)	0.85%		0.85%	0.79%	0.79%		0.83%
Interest expense	—		—	%(j)	—	—	—		—
Net expenses (h)	0.85	%(i)	0.85%		0.85%	0.79%	0.79%		0.83%
Waiver/Reimbursement	—		—		—	—	0.06	%(k)	0.08	%(k)
Net investment income (h)	4.58	%(i)	4.79%		4.74%	4.60%	3.91%		3.08%
Portfolio turnover rate	83	%(e)	223%		253%	320%	199%		402%
Net assets, end of period (000s)	$20,062		$18,221		$23,087	$24,704	$35,849		$30,409

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on total return.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —% and 0.06% for the periods ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

60

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008	2007	2006 (a)		2005
Net Asset Value, Beginning of Period	$8.72		$9.51		$9.74	$9.57	$9.81		$10.17
Income from Investment Operations:
Net investment income (b)	0.18		0.36		0.38	0.37	0.28		0.23
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.92		(0.76)		(0.23)	0.17	(0.17)		(0.18)
Total from investment operations	1.10		(0.40)		0.15	0.54	0.11		0.05
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.39)		(0.38)	(0.37)	(0.32)		(0.26)
From net realized gains	—		—		—	—	(0.03)		(0.15)
Total distributions to shareholders	(0.16)		(0.39)		(0.38)	(0.37)	(0.35)		(0.41)
Increase from regulatory settlements	—	(c)	—	(c)	—	—	—		—
Net Asset Value, End of Period	$9.66		$8.72		$9.51	$9.74	$9.57		$9.81
Total return (d)	12.74	%(e)(f)	(4.16)%		1.58%	5.75%	1.09	%(g)	0.55	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.60	%(i)	1.60%		1.60%	1.54%	1.54%		1.58%
Interest expense	—		—	%(j)	—	—	—		—
Net expenses (h)	1.60	%(i)	1.60%		1.60%	1.54%	1.54%		1.58%
Waiver/Reimbursement	—		—		—	—	0.06	%(k)	0.08	%(k)
Net investment income (h)	3.82	%(i)	4.04%		3.99%	3.85%	3.14%		2.32%
Portfolio turnover rate	83	%(e)	223%		253%	320%	199%		402%
Net assets, end of period (000s)	$4,660		$4,861		$7,334	$8,735	$10,108		$9,707

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on total return.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —% and 0.06% for the periods ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

61

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008	2007	2006 (a)		2005
Net Asset Value, Beginning of Period	$8.72		$9.51		$9.74	$9.56	$9.80		$10.17
Income from Investment Operations:
Net investment income (b)	0.18		0.36		0.38	0.37	0.28		0.23
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.91		(0.76)		(0.23)	0.18	(0.17)		(0.19)
Total from investment operations	1.09		(0.40)		0.15	0.55	0.11		0.04
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.39)		(0.38)	(0.37)	(0.32)		(0.26)
From net realized gains	—		—		—	—	(0.03)		(0.15)
Total distributions to shareholders	(0.16)		(0.39)		(0.38)	(0.37)	(0.35)		(0.41)
Increase from regulatory settlements	—	(c)	—	(c)	—	—	—		—
Net Asset Value, End of Period	$9.65		$8.72		$9.51	$9.74	$9.56		$9.80
Total return (d)	12.62	%(e)(f)	(4.17)%		1.57%	5.86%	1.08	%(g)	0.45	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.60	%(i)	1.60%		1.60%	1.54%	1.54%		1.58%
Interest expense	—		—	%(j)	—	—	—		—
Net expenses (h)	1.60	%(i)	1.60%		1.60%	1.54%	1.54%		1.58%
Waiver/Reimbursement	—		—		—	—	0.06	%(k)	0.08	%(k)
Net investment income (h)	3.83	%(i)	4.04%		3.97%	3.84%	3.20%		2.32%
Portfolio turnover rate	83	%(e)	223%		253%	320%	199%		402%
Net assets, end of period (000s)	$3,994		$3,529		$3,120	$2,275	$2,956		$1,470

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on total return.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —% and 0.06% for the periods ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

62

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008	2007	2006 (a)		2005
Net Asset Value, Beginning of Period	$8.72		$9.51		$9.75	$9.57	$9.81		$10.17
Income from Investment Operations:
Net investment income (b)	0.22		0.45		0.48	0.47	0.37		0.33
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	0.93		(0.76)		(0.24)	0.18	(0.16)		(0.18)
Total from investment operations	1.15		(0.31)		0.24	0.65	0.21		0.15
Less Distributions to Shareholders:
From net investment income	(0.21)		(0.48)		(0.48)	(0.47)	(0.42)		(0.36)
From net realized gains	—		—		—	—	(0.03)		(0.15)
Total distributions to shareholders	(0.21)		(0.48)		(0.48)	(0.47)	(0.45)		(0.51)
Increase from regulatory settlements	—	(c)	—	(c)	—	—	—		—
Net Asset Value, End of Period	$9.66		$8.72		$9.51	$9.75	$9.57		$9.81
Total return (d)	13.30	%(e)(f)	(3.20)%		2.49%	6.91%	2.10	%(g)	1.56	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.60	%(i)	0.60%		0.60%	0.54%	0.54%		0.58%
Interest expense	—		—	%(j)	—	—	—		—
Net expenses (h)	0.60	%(i)	0.60%		0.60%	0.54%	0.54%		0.58%
Waiver/Reimbursement	—		—		—	—	0.06	%(k)	0.08	%(k)
Net investment income (h)	4.82	%(i)	5.03%		4.98%	4.85%	4.13%		3.30%
Portfolio turnover rate	83	%(e)	223%		253%	320%	199%		402%
Net assets, end of period (000s)	$1,299,753		$1,198,289		$1,682,595	$1,865,289	$1,997,046		$1,861,448

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on total return.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —% and 0.06% for the periods ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

63

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009	2008	2007	2006 (a)		2005
Net Asset Value, Beginning of Period	$9.47		$9.89	$9.84	$9.75	$9.82		$10.07
Income from Investment Operations:
Net investment income (b)	0.18		0.42	0.44	0.40	0.31		0.21
Net realized and unrealized gain (loss) on investments and futures contracts	0.40		(0.42)	0.05	0.09	(0.07)		(0.23)
Total from investment operations	0.58		—	0.49	0.49	0.24		(0.02)
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.42)	(0.44)	(0.40)	(0.31)		(0.21)
From net realized gains	—		—	—	—	—		(0.02)
Total distributions to shareholders	(0.18)		(0.42)	(0.44)	(0.40)	(0.31)		(0.23)
Increase from regulatory settlements	—	(c)	— (c)	—	—	—		—
Net Asset Value, End of Period	$9.87		$9.47	$9.89	$9.84	$9.75		$9.82
Total return (d)(e)	6.17	%(f)	0.03%	5.13%	5.12%	2.47%		(0.19)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.73	%(h)	0.73%	0.73%	0.73%	0.72%		0.73%
Waiver/Reimbursement	0.04	%(h)	0.04%	0.02%	0.02%	0.08	%(i)	0.10	%(i)
Net investment income (g)	3.74	%(h)	4.43%	4.43%	4.05%	3.27%		2.10%
Portfolio turnover rate	34	%(f)	58%	58%	72%	80%		128%
Net assets, end of period (000s)	$197,721		$121,914	$76,196	$85,635	$83,675		$38,130

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02% and 0.08% for the periods ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

64

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009	2008	2007	2006 (a)		2005
Net Asset Value, Beginning of Period	$9.47		$9.89	$9.84	$9.74	$9.81		$10.07
Income from Investment Operations:
Net investment income (b)	0.15		0.35	0.36	0.32	0.25		0.14
Net realized and unrealized gain (loss) on investments and futures contracts	0.39		(0.42)	0.06	0.11	(0.08)		(0.24)
Total from investment operations	0.54		(0.07)	0.42	0.43	0.17		(0.10)
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.35)	(0.37)	(0.33)	(0.24)		(0.14)
From net realized gains	—		—	—	—	—		(0.02)
Total distributions to shareholders	(0.14)		(0.35)	(0.37)	(0.33)	(0.24)		(0.16)
Increase from regulatory settlements	—	(c)	— (c)	—	—	—		—
Net Asset Value, End of Period	$9.87		$9.47	$9.89	$9.84	$9.74		$9.81
Total return (d)(e)	5.77	%(f)	(0.72)%	4.35%	4.45%	1.71%		(1.03)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	1.48	%(h)	1.48%	1.48%	1.48%	1.47%		1.48%
Waiver/Reimbursement	0.04	%(h)	0.04%	0.02%	0.02%	0.08	%(i)	0.10	%(i)
Net investment income (g)	3.05	%(h)	3.69%	3.69%	3.30%	2.69%		1.37%
Portfolio turnover rate	34	%(f)	58%	58%	72%	80%		128%
Net assets, end of period (000s)	$10,471		$10,502	$14,035	$20,303	$28,061		$1,477

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02% and 0.08% for the periods ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

65

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009	2008	2007	2006 (a)		2005
Net Asset Value, Beginning of Period	$9.46		$9.88	$9.83	$9.74	$9.81		$10.07
Income from Investment Operations:
Net investment income (b)	0.17		0.39	0.41	0.37	0.26		0.13
Net realized and unrealized gain (loss) on investments and futures contracts	0.39		(0.42)	0.05	0.09	(0.07)		(0.23)
Total from investment operations	0.56		(0.03)	0.46	0.46	0.19		(0.10)
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.39)	(0.41)	(0.37)	(0.26)		(0.14)
From net realized gains	—		—	—	—	—		(0.02)
Total distributions to shareholders	(0.16)		(0.39)	(0.41)	(0.37)	(0.26)		(0.16)
Increase from regulatory settlements	—	(c)	— (c)	—	—	—		—
Net Asset Value, End of Period	$9.86		$9.46	$9.88	$9.83	$9.74		$9.81
Total return (d)(e)	6.01	%(f)	(0.29)%	4.80%	4.80%	1.94%		(1.03)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	1.04	%(h)	1.04%	1.04%	1.04%	1.20%		1.48%
Waiver/Reimbursement	0.48	%(h)	0.48%	0.46%	0.46%	0.35	%(i)	0.10	%(i)
Net investment income (g)	3.39	%(h)	4.12%	4.12%	3.75%	2.69%		1.36%
Portfolio turnover rate	34	%(f)	58%	58%	72%	80%		128%
Net assets, end of period (000s)	$72,091		$35,926	$18,644	$17,598	$22,091		$17,980

(a)  On August 22, 2005, the Funds's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02% and 0.08% for the periods ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

66

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout the period is as follows:

Class Y Shares	(Unaudited) Period Ended September 30, 2009 (a)
Net Asset Value, Beginning of Period	$9.70
Income from Investment Operations:
Net investment income (b)	0.08
Net realized and unrealized gain on investments and futures contracts	0.15
Total from investment operations	0.23
Less Distributions to Shareholders:
From net investment income	(0.08)
Increase from regulatory settlements	—
Net Asset Value, End of Period	$9.85
Total return (c)(d)(e)	2.34%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	0.48%
Waiver/Reimbursement (g)(h)	—%
Net investment income (f)(g)	3.87%
Portfolio turnover rate (e)	34%
Net assets, end of period (000s)	$29,264

(a)  Class Y shares commenced operations on July 15, 2009. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

67

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009	2008	2007	2006 (a)		2005
Net Asset Value, Beginning of Period	$9.45		$9.87	$9.82	$9.73	$9.80		$10.06
Income from Investment Operations:
Net investment income (b)	0.19		0.45	0.46	0.42	0.33		0.24
Net realized and unrealized gain (loss) on investments and futures contracts	0.40		(0.43)	0.06	0.09	(0.07)		(0.25)
Total from investment operations	0.59		0.02	0.52	0.51	0.26		(0.01)
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.44)	(0.47)	(0.42)	(0.33)		(0.23)
From net realized gains	—		—	—	—	—		(0.02)
Total distributions to shareholders	(0.19)		(0.44)	(0.47)	(0.42)	(0.33)		(0.25)
Increase from regulatory settlements	—	(c)	— (c)	—	—	—		—
Net Asset Value, End of Period	$9.85		$9.45	$9.87	$9.82	$9.73		$9.80
Total return (d)(e)	6.31	%(f)	0.27%	5.39%	5.39%	2.73%		(0.04)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.48	%(h)	0.48%	0.48%	0.48%	0.47%		0.48%
Waiver/Reimbursement	0.04	%(h)	0.04%	0.02%	0.02%	0.08	%(i)	0.10	%(i)
Net investment income (g)	4.00	%(h)	4.68%	4.67%	4.29%	3.40%		2.37%
Portfolio turnover rate	34	%(f)	58%	58%	72%	80%		128%
Net assets, end of period (000s)	$1,735,814		$1,133,563	$1,092,555	$857,655	$1,130,604		$926,514

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02% and 0.08% for the periods ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

68

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares (a)	2009		2009		2008 (b)		2007	2006 (c)	2005
Net Asset Value, Beginning of Period	$5.92		$8.03		$9.11		$8.91	$9.31	$9.79
Income from Investment Operations:
Net investment income (d)	0.27		0.57		0.64		0.62	0.63	0.66
Net realized and unrealized gain (loss) on investments and foreign currency	1.57		(2.05)		(1.00)		0.32	(0.10)	0.03
Total from investment operations	1.84		(1.48)		(0.36)		0.94	0.53	0.69
Less Distributions to Shareholders:
From net investment income	(0.29)		(0.57)		(0.65)		(0.62)	(0.66)	(0.65)
From net realized gains	—		(0.06)		(0.07)		(0.12)	(0.27)	(0.52)
Total distributions to shareholders	(0.29)		(0.63)		(0.72)		(0.74)	(0.93)	(1.17)
Increase from regulatory settlements	—	(e)	—		—		—	—	—
Net Asset Value, End of Period	$7.47		$5.92		$8.03		$9.11	$8.91	$9.31
Total return (f)	31.59	%(g)	(19.17	)%(h)	(4.22	)%(i)	11.10%	6.03%	7.64%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.16	%(k)	1.18%		1.16%		1.13%	1.08%	1.09%
Interest expense	—		—		—	%(l)	—	—	—
Net expenses (j)	1.16	%(k)	1.18%		1.16%		1.13%	1.08%	1.09%
Waiver/Reimbursement	—		—	%(l)	—		—	—	—
Net investment income (j)	7.84	%(k)	8.06%		7.28%		6.88%	6.90%	6.90%
Portfolio turnover rate	18	%(g)	25%		2	%(g)(m)	—	—	—
Turnover of Columbia High Income Master Portfolio	—		—		32	%(g)	44%	34%	33%
Net assets, end of period (000s)	$104,525		$70,836		$98,973		$123,071	$109,029	$134,980

(a)  Through February 27, 2008, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

69

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares (a)	2009		2009		2008 (b)		2007	2006 (c)	2005
Net Asset Value, Beginning of Period	$5.90		$8.01		$9.09		$8.89	$9.29	$9.77
Income from Investment Operations:
Net investment income (d)	0.24		0.52		0.57		0.55	0.56	0.58
Net realized and unrealized gain (loss) on investments and foreign currency	1.57		(2.05)		(1.00)		0.32	(0.10)	0.04
Total from investment operations	1.81		(1.53)		(0.43)		0.87	0.46	0.62
Less Distributions to Shareholders:
From net investment income	(0.26)		(0.52)		(0.58)		(0.55)	(0.59)	(0.58)
From net realized gains	—		(0.06)		(0.07)		(0.12)	(0.27)	(0.52)
Total distributions to shareholders	(0.26)		(0.58)		(0.65)		(0.67)	(0.86)	(1.10)
Increase from regulatory settlements	—	(e)	—		—		—	—	—
Net Asset Value, End of Period	$7.45		$5.90		$8.01		$9.09	$8.89	$9.29
Total return (f)	31.21	%(g)	(19.84	)%(h)	(4.95	)%(i)	10.29%	5.25%	6.89%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.91	%(k)	1.93%		1.91%		1.88%	1.83%	1.84%
Interest expense	—		—		—	%(l)	—	—	—
Net expenses (j)	1.91	%(k)	1.93%		1.91%		1.88%	1.83%	1.84%
Waiver/Reimbursement	—		—	%(l)	—		—	—	—
Net investment income (j)	7.15	%(k)	7.29%		6.54%		6.16%	6.22%	6.17%
Portfolio turnover rate	18	%(g)	25%		2	%(g)(m)	—	—	—
Turnover of Columbia High Income Master Portfolio	—		—		32	%(g)	44%	34%	33%
Net assets, end of period (000s)	$39,282		$36,667		$64,786		$93,413	$102,085	$130,088

(a)  Through February 27, 2008, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

70

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares (a)	2009		2009		2008 (b)		2007	2006 (c)	2005
Net Asset Value, Beginning of Period	$5.87		$7.97		$9.05		$8.86	$9.25	$9.74
Income from Investment Operations:
Net investment income (d)	0.24		0.52		0.57		0.55	0.56	0.58
Net realized and unrealized gain (loss) on investments and foreign currency	1.56		(2.04)		(1.00)		0.31	(0.09)	0.03
Total from investment operations	1.80		(1.52)		(0.43)		0.86	0.47	0.61
Less Distributions to Shareholders:
From net investment income	(0.26)		(0.52)		(0.58)		(0.55)	(0.59)	(0.58)
From net realized gains	—		(0.06)		(0.07)		(0.12)	(0.27)	(0.52)
Total distributions to shareholders	(0.26)		(0.58)		(0.65)		(0.67)	(0.86)	(1.10)
Increase from regulatory settlements	—	(e)	—		—		—	—	—
Net Asset Value, End of Period	$7.41		$5.87		$7.97		$9.05	$8.86	$9.25
Total return (f)	31.19	%(g)	(19.81	)%(h)	(4.98	)%(i)	10.21%	5.39%	6.80%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.91	%(k)	1.93%		1.91%		1.88%	1.83%	1.84%
Interest expense	—		—		—	%(l)	—	—	—
Net expenses (j)	1.91	%(k)	1.93%		1.91%		1.88%	1.83%	1.84%
Waiver/Reimbursement	—		—	%(l)	—		—	—	—
Net investment income (j)	7.11	%(k)	7.32%		6.54%		6.16%	6.23%	6.21%
Portfolio turnover rate	18	%(g)	25%		2	%(g)(m)	—	—	—
Turnover of Columbia High Income Master Portfolio	—		—		32	%(g)	44%	34%	33%
Net assets, end of period (000s)	$24,030		$17,991		$26,976		$35,639	$39,547	$49,066

(a)  Through February 27, 2008, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

71

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares (a)	2009		2009		2008 (b)		2007	2006 (c)	2005
Net Asset Value, Beginning of Period	$5.98		$8.10		$9.19		$8.98	$9.37	$9.86
Income from Investment Operations:
Net investment income (d)	0.28		0.60		0.66		0.64	0.66	0.67
Net realized and unrealized gain (loss) on investments and foreign currency	1.59		(2.07)		(1.01)		0.33	(0.10)	0.04
Total from investment operations	1.87		(1.47)		(0.35)		0.97	0.56	0.71
Less Distributions to Shareholders:
From net investment income	(0.30)		(0.59)		(0.67)		(0.64)	(0.68)	(0.68)
From net realized gains	—		(0.06)		(0.07)		(0.12)	(0.27)	(0.52)
Total distributions to shareholders	(0.30)		(0.65)		(0.74)		(0.76)	(0.95)	(1.20)
Increase from regulatory settlements	—	(e)	—		—		—	—	—
Net Asset Value, End of Period	$7.55		$5.98		$8.10		$9.19	$8.98	$9.37
Total return (f)	31.77	%(g)	(18.92	)%(h)	(4.05	)%(i)	11.41%	6.37%	7.76%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	0.91	%(k)	0.93%		0.91%		0.88%	0.83%	0.84%
Interest expense	—		—		—	%(l)	—	—	—
Net expenses (j)	0.91	%(k)	0.93%		0.91%		0.88%	0.83%	0.84%
Waiver/Reimbursement	—		—	%(l)	—		—	—	—
Net investment income (j)	8.11	%(k)	8.41%		7.54%		7.14%	7.19%	7.09%
Portfolio turnover rate	18	%(g)	25%		2	%(g)(m)	—	—	—
Turnover of Columbia High Income Master Portfolio	—		—		32	%(g)	44%	34%	33%
Net assets, end of period (000s)	$629,105		$486,116		$545,228		$739,921	$681,752	$707,834

(a)  Through February 27, 2008, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

72

Notes to Financial Statements – Corporate Bond Funds
September 30, 2009 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to the following diversified series of the Trust (each, a "Fund" and collectively, the "Funds"):

Columbia Total Return Bond Fund

Columbia Short Term Bond Fund

Columbia High Income Fund

Investment Objectives

Columbia Total Return Bond Fund seeks total return, consisting of current income and capital appreciation. Columbia Short Term Bond Fund seeks current income, consistent with minimal fluctuation of principal. Columbia High Income Fund seeks total return, consisting of a high level of income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares. Columbia Total Return Bond Fund and Columbia High Income Fund each offer four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia Short Term Bond Fund offers five classes of shares: Class A, Class B, Class C, Class Y and Class Z. Each share class has its own expense structure and sales charges, as applicable. Class Y shares commenced operations effective July 15, 2009. Effective June 22, 2009, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 1.00%, 3.25% and 4.75% for Columbia Short Term Bond Fund, Columbia Total Return Bond Fund and Columbia High Income Fund, respectively, based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 3.00%, 3.00% and 5.00% for Columbia Short Term Bond Fund, Columbia Total Return Bond Fund and Columbia High Income Fund, respectively, based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class Y and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Y and Class Z shares, as described in each Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through November 20, 2009, the date the financial statements were issued, and except as disclosed in Note 14, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the

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Corporate Bond Funds, September 30, 2009 (Unaudited) (continued)

estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Funds' shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds' net asset values. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

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Corporate Bond Funds, September 30, 2009 (Unaudited) (continued)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Management is required to provide disclosures regarding the Funds' derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Funds' investment advisor, has determined are creditworthy. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Loan Participations and Commitments

The Funds may invest in loan participations. When a Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Funds may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Delayed Delivery Securities

Each Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. Each Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Funds may invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statements of Operations.

Stripped Securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a

75

Corporate Bond Funds, September 30, 2009 (Unaudited) (continued)

Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statements of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly for each Fund, except Columbia High Income Fund for which distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

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Corporate Bond Funds, September 30, 2009 (Unaudited) (continued)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2009 was as follows:

	Ordinary Income*	Long-Term Capital Gains
Columbia Total Return Bond Fund	$80,033,792	$—
Columbia Short Term Bond Fund	55,329,853	—
Columbia High Income Fund	56,809,056	6,072,622

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia Total Return Bond Fund	$59,180,314	$(44,096,948)	$15,083,366
Columbia Short Term Bond Fund	44,148,825	(31,187,284)	12,961,541
Columbia High Income Fund	45,140,332	(65,331,770)	(20,191,438)

The following capital loss carryforwards, determined as of March 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2012	2013	2014	2015	2016	2017	Total
Columbia Total Return Bond Fund	$—	$325,588	$72,823	$1,644,323	$10,231,964	$66,036,800	$78,311,498
Columbia Short Term Bond Fund	3,650,095	9,446,701	11,783,069	12,691,619	642,768	—	38,214,252
Columbia High Income Fund	—	—	—	—	—	16,962,990	16,962,990

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Corporate Bond Funds, September 30, 2009 (Unaudited) (continued)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Funds. BOA entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets at the following annual rates:

	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Total Return Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Columbia Short Term Bond Fund	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Columbia High Income Fund	0.55%	0.52%	0.49%	0.46%	0.46%	0.46%

For the six month period ended September 30, 2009, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund's average daily net assets, were as follows:

Annualized Effective Fee Rate
Columbia Total Return Bond Fund	0.36%
Columbia Short Term Bond Fund	0.30%
Columbia High Income Fund	0.54%

Sub-Advisory Fee

MacKay Shields LLC ("MacKay Shields") has been retained by Columbia to serve as the investment sub-advisor to Columbia High Income Fund. As the sub-advisor, and subject to the oversight of Columbia and the Fund's Board of Trustees, MacKay Shields is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for Columbia High Income Fund. Columbia, from the investment advisory fee it receives, pays MacKay Shields a monthly sub-advisory fee based on Columbia High Income Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 Million	0.400%
$100 Million to $200 Million	0.375%
Over $200 Million	0.350%

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, based on each Fund's average daily net assets at the annual rates listed below less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Annual Fee Rate
Columbia Total Return Bond Fund	0.15%
Columbia Short Term Bond Fund	0.14%
Columbia High Income Fund	0.23%

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Corporate Bond Funds, September 30, 2009 (Unaudited) (continued)

Prior to July 31, 2009, Columbia contractually agreed to waive a portion of its administration fee for Columbia Short Term Bond Fund at an annual rate of 0.02% of Columbia Short Term Bond Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds' portfolio securities, incurred by Columbia in the performance of services under the Services Agreement.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent.

The Funds pay a monthly fee to the Transfer Agent for its services. All share classes with the exception of Class Y shares (the "Other Share Classes"), pay a monthly service fee (the "aggregate fee") based on the following:

(i)  An annual rate of $17.34 is applied to the aggregate number of open accounts for the Other Share Classes, and

(ii)  An allocated portion of fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The aggregate fee is allocated to the Other Share Classes based on the relative average daily net assets of each share class.

The Class Y shares of Columbia Short Term Bond Fund pay a monthly service fee based on the following:

(i)  An annual rate of $17.34 is applied to the aggregate number of open accounts for Class Y shares, and

(ii)  An allocated portion of fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The Transfer Agent is also entitled to receive reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on the combined assets held in the Other Share Classes in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Such fees are allocated to the Other Share Classes based on the relative average daily net assets of each share class. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

Prior to April 30, 2009, the Transfer Agent voluntarily waived a portion of its fees for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) did not exceed 0.02% annually for Columbia High Income Fund.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense

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Corporate Bond Funds, September 30, 2009 (Unaudited) (continued)

reductions on the Statements of Operations. For the six month period ended September 30, 2009, no minimum account balance fees were charged by the Funds.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds' shares. For the six month period ended September 30, 2009, the Distributor has retained net underwriting discounts on the sale of Class A shares and received net CDSC fees on Class A, Class B and Class C share redemptions as follows:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class A	Class B	Class C
Columbia Total Return Bond Fund	$480	$3	$2,078	$24
Columbia Short Term Bond Fund	36,039	5,152	3,244	9,925
Columbia High Income Fund	10,951	—	15,252	4,277

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for the Class A shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%*	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

*  Columbia Short Term Bond Fund pays its shareholder servicing fees, at the rates shown above, under a separate shareholder servicing plan.

The Distributor has voluntarily agreed to waive 0.44% of the distribution fees on Class C shares for Columbia Short Term Bond Fund. This arrangement may be modified or terminated by the Distributor at any time.

Fee Waivers and Expense Reimbursements

Effective August 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Funds' expenses so that ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds' custodian, do not exceed the following annual rates, based on each Fund's average daily net assets:

Fund	Annual rate
Columbia Total Return Bond Fund	0.70%
Columbia Short Term Bond Fund	0.48%
Columbia High Income Fund	1.00%

Columbia, in its discretion, may revise or discontinue these arrangements at any time.

Columbia and/or the Distributor are entitled to recover from Columbia Total Return Bond Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the

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Corporate Bond Funds, September 30, 2009 (Unaudited) (continued)

time of recovery. At September 30, 2009, no amounts were potentially recoverable from the Fund.

Prior to August 1, 2009, Columbia contractually agreed to bear a portion of the Funds' expenses so that ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds' custodian, did not exceed the following annual rates, based on each Fund's average daily net assets:

Fund	Annual rate
Columbia Total Return Bond Fund	0.60%
Columbia Short Term Bond Fund	0.48%
Columbia High Income Fund	0.93%

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended September 30, 2009, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
Columbia Total Return Bond Fund	$4
Columbia Short Term Bond Fund	35
Columbia High Income Fund	7

Note 6. Objectives and Strategies for Investing in Derivatives

Objectives

Columbia Total Return Bond Fund and Columbia Short Term Bond Fund use derivatives instruments including futures contracts, credit default swaps and forward foreign currency exchange contracts in order to meet each Fund's investment objectives. Each Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for use of derivatives do not work as intended, each Fund may not achieve its investment objectives.

In pursuit of the Funds' investment objectives, Columbia Total Return Bond Fund and Columbia Short Term Bond Fund are exposed to the following market risks:

Interest Rate Risk: Interest rate risk refers to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates, and their value generally will increase upon a

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Corporate Bond Funds, September 30, 2009 (Unaudited) (continued)

decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Credit Risk: Credit risk relates to the ability of the issuer or guarantor of a fixed income security, or counter party to a derivative contract, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Generally, lower-yield higher-quality bonds are subject to credit risk to a lesser extent than lower-grade higher-yield bonds.

The following notes provide more detailed information about each derivative type held by the respective Funds:

Futures Contracts

Columbia Total Return Bond Fund and Columbia Short Term Bond Fund entered into interest rate futures contracts to manage the duration and yield curve exposure of the Funds versus the benchmarks.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia, the Funds' investment advisor.

Upon entering into a futures contract, a Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Columbia Total Return Bond Fund entered into forward foreign currency exchange contracts to shift its investment exposure from one currency to another.

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Certain Funds may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. Certain Funds may also enter into these contracts to reduce the exposure to adverse price movements in certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds' portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Funds could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Credit Default Swaps

Columbia Total Return Bond Fund entered into credit default swap transactions as a protection buyer to reduce credit exposure to a given issuer or issuers.

Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may

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Corporate Bond Funds, September 30, 2009 (Unaudited) (continued)

receive or make an upfront payment as the protection seller or make an upfront payment as the protection buyer or seller. Credit default swaps are marked to market daily based on quotations from market makers and any change is recorded as unrealized appreciation/depreciation on the Statements of Assets and Liabilities. Periodic payments received or made are recorded as a realized gain or loss and premiums received or made are amortized on the Statements of Operations.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements involve greater risks than if the Fund had invested in the referenced obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The following table is a summary of the value of the Funds' derivative instruments as of September 30, 2009.

	Fair Value of Derivative Instruments
	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities			Statement of Assets and Liabilities
Funds	Futures Variation Margin*	Credit Default Swaps/ Premiums	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Futures Variation Margin	Credit Default Swaps/ Premiums	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
	Fair Value			Fair Value
Columbia Total Return Bond Fund	$204,140	$989,427	$120	$—	$2,508,187	$122
Columbia Short Term Bond Fund	—	—	—	107,707	—	—

*  Includes current day's variation margin.

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Corporate Bond Funds, September 30, 2009 (Unaudited) (continued)

The effect of derivative instruments on the Statements of Operations for the six month period ended September 30, 2009.

		Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Funds	Risk Exposure	Futures Contracts	Credit Default Swaps	Realized Loss on Forward Foreign Currency Exchange Contracts	Futures Contracts	Credit Default Swaps	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts
Columbia Total Return Bond Fund	Interest Rate	$2,886,640	$—	$—	$(223,477)	$—	$—
	Foreign Exchange Rate	—	—	(1,588,412)	—	—	835,932
	Credit	—	(1,686,778)	—	—	(1,609,909)	—
Columbia Short Term Bond Fund	Interest Rate	(865,926)	—	—	(924,653)	—	—

Note 7. Portfolio Information

For the six month period ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Funds were as follows:

	U.S Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia Total Return Bond Fund	$562,146,279	$543,347,822	$482,402,715	$533,306,310
Columbia Short Term Bond Fund	443,239,175	161,633,802	751,052,288	383,382,837
Columbia High Income Fund	—	—	114,809,266	116,530,728

Note 8. Line of Credit

The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2009, none of the Funds borrowed under these arrangements.

Note 9. Securities Lending

Each Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the

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Corporate Bond Funds, September 30, 2009 (Unaudited) (continued)

loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Funds. Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their right to dispose of the collateral, there may be a potential loss to the Funds. The Funds bear the risk of loss with respect to the investment of collateral.

Note 10. Shares of Beneficial Interest

As of September 30, 2009, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Total Return Bond Fund	69.4
Columbia Short Term Bond Fund	63.1
Columbia High Income Fund	56.1

As of September 30, 2009, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Total Return Bond Fund	1	9.7

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares as follows:

Columbia Total Return Bond Fund

Class B Shares purchased:	Will convert to Class A Shares after:
–after November 15, 1998	Eight years
–between August 1, 1998 and November 15, 1998
$0 - $249,999	Six years
$250,000 - $499,999	Six years
$500,000 - $999,999	Five years

Columbia High Income Fund

Class B Shares purchased:	Will convert to Class A Shares after:
–after November 15, 1998	Eight years
–between August 1, 1997 and November 15, 1998
$0 - $249,999	Nine years
$250,000 - $499,999	Six years
$500,000 - $999,999	Five years
–before August 1, 1997	Eight Years

Note 11. Regulatory Settlements

During the six months ended September 30, 2009, the following Funds received payments relating to certain regulatory settlements with third parties that the Funds had participated in during the period. The payments have been included in "Increase from regulatory settlements" on the Statements of Changes in Net Assets. The payments were as follows:

Columbia Total Return Bond Fund	$37,740
Columbia Short Term Bond Fund	40,837
Columbia High Income Fund	177,264

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Corporate Bond Funds, September 30, 2009 (Unaudited) (continued)

Note 12. Other

During the six month period ended September 30, 2009, the Columbia Total Return Bond Fund purchased a security in violation of investment restrictions and experienced a realized loss of $38,162. The Advisor of the Fund reimbursed the Fund for the loss.

Note 13. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL").

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Corporate Bond Funds, September 30, 2009 (Unaudited) (continued)

Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 14. Subsequent Events

On October 15, 2009, the committed line of credit discussed in Note 8 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Effective January 1, 2010, the annual rate the Transfer Agent receives for the services discussed in Note 4 will change to $22.36 per open account.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Corporate Bond Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

89

Columbia Management®

One Financial Center
Boston, MA 02111-2621

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Columbia Management®

Corporate Bond Funds

Semiannual Report, September 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/24710-0909 (11/09) 09/94960

Columbia Management®

Semiannual Report

September 30, 2009

Fixed Income Sector Portfolios

■  Corporate Bond Portfolio

■  Mortgage- and Asset-Backed Portfolio

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Corporate Bond Portfolio	1

Mortgage- and Asset-Backed Portfolio	4

Financial Statements

Investment Portfolios	7

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	22

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your portfolio's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. In the third quarter, the S&P 500 Index1 was up 15.61%. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 4 of the Notes to Financial Statements for additional information.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in a portfolio may not match those in an index.

Past performance is no guarantee of future results.

Portfolio Profile – Corporate Bond Portfolio

Summary

■  For the six-month period that ended September 30, 2009, the portfolio returned 20.72%, compared with 16.94% for its benchmark, the Barclays Capital U.S. Credit Bond Index.1 Security choices made while prices were depressed helped the portfolio outperform the benchmark.

■  Timely purchases in the investment-grade and high-yield categories benefited performance. As economic anxiety abated last spring, bond investors did an about face—moving out of safer havens to seek higher returns among riskier assets. As a result of this shift in investor attitude toward risk, debt securities in the lower rating tiers outperformed bonds of higher quality. In the first quarter of 2009, we took advantage of exceptionally low valuations to expand holdings in the beaten-down financial sector. This move succeeded when our holdings in insurers Liberty Mutual, MetLife and Principal Life (1.1%, 1.4% and 1.6% of total net assets, respectively) rebounded from depressed levels that we thought were unrealistic given the quality of their investment portfolios. Our underweight in laggard sectors such as Treasuries also proved beneficial. The pipeline sector, where the portfolio maintained more exposure than the index, also drove results higher based on improving energy demand. The portfolio enjoyed solid returns from Kinder Morgan Energy Partners and Transcanada Pipelines (2.1% and 0.7% of total net assets, respectively). Although largely a BBB-rated sector, pipeline securities tend to correlate with the movements of high-yield bonds, a segment that did exceptionally well over this period.

■  The last six months produced the biggest value increase in investment-grade and high-yield bonds within memory, and the best gains may be behind us. Still, we believe today's healthy coupons provide fair compensation for investors, given the low default risk among investment-grade issues. Over the next year, we believe that yields will continue to decline and prices will rise on corporate issues, narrowing the yield advantage that corporates provide over Treasury issues. Life insurance and subordinated bank debt still appear to offer good value, as do certain mortgage bonds backed by commercial property.

Portfolio Management

Carl Pappo has managed the portfolio since November 2006 and has been associated with the advisor or its predecessors since 1993.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

1Barclays Capital U.S. Credit Bond Index consists of publicly issued investment grade corporate securities and dollar-denominated SEC registered global debentures. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please call 1-800-345-6611 for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+20.72%

Portfolio Performance

+16.94%

Barclays Capital U.S Credit Bond Index

1

Performance Information – Corporate Bond Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please call 1-800-345-6611 for daily and most recent month-end performance updates.

Net asset value per share

as of 09/30/09 ($)	10.09

Distributions declared per share

04/01/09 – 09/30/09 ($)	0.31

Performance of a $10,000 investment 08/30/02 – 09/30/09 ($)

Portfolio	14,992
Barclays Capital U.S. Credit Bond Index	14,838

The table above shows the change in value of a hypothetical $10,000 investment in the Corporate Bond Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares.

The Barclays Capital U.S. Credit Bond Index consists of publicly issued investment grade corporate securities and dollar-denominated SEC registered global debentures. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Average annual total return as of 09/30/09 (%)

Inception	08/30/02
6-month (cumulative)	20.72
1-year	24.26
5-year	5.26
Life	5.88

No fees or expenses are charged to the portfolio. Participants in wrap fee programs eligible to invest in the portfolio, however, pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. The portfolio may incur significant costs that are in addition to the wrap fees paid to the program sponsor that are not included in this table. All results shown assume reinvestment of distributions.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of Portfolio shares.

2

Understanding Your Expenses – Corporate Bond Portfolio

The information on this page is intended to help you understand your ongoing costs of investing in the portfolio.

The table below reflects the fact that no fees or expenses are charged to the portfolio. Participants in the wrap fee programs eligible to invest in the portfolio, however, pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. The portfolio may incur significant costs that are in addition to the wrap fees paid to the program sponsor that are not included in the table below. Please read the wrap program documents for information regarding fees charged.

The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. The amount listed in the "Actual" column is calculated using the portfolio's actual total return for the period. The amount listed in the "Hypothetical" column is calculated using a hypothetical annual return of 5%. You should not use the hypothetical account value to estimate your actual account balance.

Account value at the beginning of the period ($) 04/01/09		Account value at the end of the period ($) 09/30/09		Expenses paid during the period ($)*
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
1,000.00	1,000.00	1,048.08	1,025.07	—	—

* No fees or expenses are charged to the Portfolio. Participants in wrap fee programs pay an asset-based fee that is not included in this table.

3

Portfolio Profile – Mortgage- and Asset-Backed Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please call 1-800-345-6611 for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+4.81%

Portfolio Performance

+4.90%

Barclays Capital U.S. Securitized Index

Summary

■  For the six-month period that ended September 30, 2009, the portfolio returned 4.81%, which was just slightly lower than the 4.90% return for its benchmark, the Barclays Capital U.S. Securitized Index.1 Lower-quality securities outperformed higher-quality securities for most of the period, which historically has tended to place the portfolio at a slight disadvantage to the index. However, a series of strategic steps during the period turned out well for the portfolio and enabled it to keep pace with the index's return.

■  One of the most important forces over the past six months was the government's aggressive repurchasing of agency mortgages. By the end of the period, some $800 million worth of mortgages had been repurchased out of an initial guideline of $1.2 trillion. The portfolio's response was to be well represented in those areas of the market that were being actively supported by the government. As the repurchase program injected liquidity and confidence into the underlying markets, fixed-income investors were willing to reinvest in lower-quality market sectors that had performed very poorly in 2008. In keeping with this trend, the portfolio decreased its emphasis on agency mortgages and shifted into commercial mortgage-backed securities (CMBS), increasing its exposure from 12% of the portfolio to 17% by the end of the period. The portfolio also added incremental value by purchasing mortgage pools with lower coupons. This strategy was rewarded as refinancing activity moved the average coupon rate steadily lower by the end of the summer, at which time the portfolio returned its coupon positioning to neutral.

■  Looking forward, the portfolio will closely monitor refinancing levels to see whether a down-in-coupon strategy may be warranted yet again. Meanwhile, although the government's efforts to shore up the mortgage markets may be winding down, the U.S. Treasury remains an active sponsor of an effort to encourage private investment in the CMBS sector, justifying our continued emphasis in this market sector.

Portfolio Management

Lee Reddin has co-managed the portfolio since December 2007 and has been associated with the advisor or its predecessors since 2000.

Michael Zazzarino has co-managed the portfolio since December 2007 and has been associated with the advisor or its predecessors since 2005.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

1The Barclays Capital U.S. Securitized Index is the largest component of the U.S. Aggregate Index and consists of the U.S. MBS Index, the ERISA-Eligible CMBS Index and the fixed-rate ABS Index. The U.S. MBS Index includes both fixed-rate agency passthroughs and agency hybrid ARM securities. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

4

Performance Information – Mortgage- and Asset-Backed Portfolio

Performance of a $10,000 investment 08/30/02 – 09/30/09 ($)

Portfolio	12,485
Barclays Capital U.S. Securitized Index	14,310

The table above shows the change in value of a hypothetical $10,000 investment in the Mortgage- and Asset-Backed Portfolio during the stated time period, and does not reflect the deduction of taxes a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares.

The Barclays Capital U.S. Securitized Index is the largest component of the U.S. Aggregate Index and consists of the U.S. MBS Index, the ERISA-Eligible CMBS Index and the fixed-rate ABS Index. The U.S. MBS Index includes both fixed-rate agency pass-throughs and agency hybrid ARM securities. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Average annual total return as of 09/30/09 (%)

Inception	08/30/02
6-month (cumulative)	4.81
1-year	7.15
5-year	2.89
Life	3.18

No fees or expenses are charged to the Portfolio. Participants in the wrap fee programs eligible to invest in the Portfolio, however, pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. The Portfolio may incur significant transaction costs that are in addition to the wrap fees paid to the program sponsor that are not included in this table. All results shown assume reinvestment of distributions.

The table may not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please call 1-800-345-6611 for daily and most recent month-end performance updates.

Net asset value per share

as of 09/30/09 ($)	9.10

Distributions declared per share

04/01/09 – 09/30/09 ($)	0.20

5

Understanding Your Expenses – Mortgage- and Asset-Backed Portfolio

The information on this page is intended to help you understand your ongoing costs of investing in the portfolio.

The table below reflects the fact that no fees or expenses are charged to the portfolio. Participants in the wrap fee programs eligible to invest in the portfolio, however, pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. The portfolio may incur significant costs that are in addition to the wrap fees paid to the program sponsor that are not included in the table below. Please read the wrap program documents for information regarding fees charged.

The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. The amount listed in the "Actual" column is calculated using the portfolio's actual total return for the period. The amount listed in the "Hypothetical" column is calculated using a hypothetical annual return of 5%. You should not use the hypothetical account value to estimate your actual account balance.

Account value at the beginning of the period ($) 04/01/09		Account value at the end of the period ($) 09/30/09		Expenses paid during the period ($)*
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
1,000.00	1,000.00	1,207.22	1,025.07	—	—

* No fees or expenses are charged to the Portfolio. Participants in wrap fee programs pay an asset-based fee that is not included in this table.

6

Investment Portfolio – Corporate Bond Portfolio

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 93.0%
	Par ($)	Value ($)
Basic Materials – 2.5%
Chemicals – 1.4%
Dow Chemical Co.
8.550% 05/15/19	90,000	101,173
Lubrizol Corp.
6.500% 10/01/34	200,000	208,875
Chemicals Total		310,048
Iron/Steel – 0.8%
ArcelorMittal
9.850% 06/01/19	15,000	17,742
Nucor Corp.
5.000% 06/01/13	145,000	154,225
Iron/Steel Total		171,967
Metals & Mining – 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.250% 04/01/15	70,000	74,462
Metals & Mining Total		74,462
Basic Materials Total		556,477
Communications – 8.8%
Media – 4.4%
Comcast Cable Holdings LLC
9.875% 06/15/22	72,000	90,259
Comcast Corp.
6.550% 07/01/39	115,000	122,892
6.950% 08/15/37	135,000	150,682
DirecTV Holdings LLC
6.375% 06/15/15	75,000	75,937
News America, Inc.
6.400% 12/15/35	100,000	100,878
6.550% 03/15/33	35,000	35,822
Rogers Cable, Inc.
6.250% 06/15/13	6,000	6,487
Time Warner Cable, Inc.
7.300% 07/01/38	175,000	201,987
Time Warner, Inc.
6.500% 11/15/36	180,000	184,186
Media Total		969,130
Telecommunication Services – 4.4%
AT&T, Inc.
5.625% 06/15/16	130,000	139,848
6.550% 02/15/39	135,000	147,183
British Telecommunications PLC
5.950% 01/15/18	80,000	81,039
Telefonica Emisiones SAU
6.221% 07/03/17	100,000	110,391
6.421% 06/20/16	190,000	213,383

	Par ($)	Value ($)
Verizon Wireless Capital LLC
5.550% 02/01/14 (a)	240,000	259,363
Telecommunication Services Total		951,207
Communications Total		1,920,337
Consumer Cyclical – 3.6%
Airlines – 0.4%
Continental Airlines, Inc.
7.461% 04/01/15	93,131	86,845
Airlines Total		86,845
Home Builders – 0.0%
D.R. Horton, Inc.
5.625% 09/15/14	10,000	9,650
Home Builders Total		9,650
Retail – 3.2%
CVS Caremark Corp.
8.353% 07/10/31 (a)	209,435	233,097
CVS Pass-Through Trust
5.298% 01/11/27 (a)	113,842	102,778
6.036% 12/10/28	191,597	184,690
McDonald's Corp.
5.700% 02/01/39	165,000	178,640
Retail Total		699,205
Consumer Cyclical Total		795,700
Consumer Non-Cyclical – 8.5%
Beverages – 2.7%
Anheuser-Busch InBev Worldwide, Inc.
7.750% 01/15/19 (a)	130,000	153,824
8.000% 11/15/39 (a)	130,000	168,224
8.200% 01/15/39 (a)	210,000	276,914
Beverages Total		598,962
Food – 1.0%
Campbell Soup Co.
4.500% 02/15/19	125,000	128,262
ConAgra Foods, Inc.
7.000% 10/01/28	75,000	82,978
Food Total		211,240
Healthcare Services – 0.5%
WellPoint, Inc.
7.000% 02/15/19	90,000	102,308
Healthcare Services Total		102,308

See Accompanying Notes to Financial Statements.

7

Corporate Bond Portfolio

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Household Products/Wares – 0.4%
Fortune Brands, Inc.
5.125% 01/15/11	90,000	92,291
Household Products/Wares Total		92,291
Pharmaceuticals – 3.9%
Abbott Laboratories
5.600% 05/15/11	395,000	422,664
Novartis Securities Investment Ltd.
5.125% 02/10/19	185,000	196,944
Wyeth
5.500% 02/01/14	225,000	245,724
Pharmaceuticals Total		865,332
Consumer Non-Cyclical Total		1,870,133
Energy – 12.3%
Oil & Gas – 5.3%
Canadian Natural Resources Ltd.
6.250% 03/15/38	240,000	255,681
Devon Energy Corp.
6.300% 01/15/19	70,000	77,230
Hess Corp.
7.300% 08/15/31	95,000	106,793
Marathon Oil Corp.
6.000% 07/01/12	25,000	27,335
6.000% 10/01/17	160,000	168,171
Nexen, Inc.
5.875% 03/10/35	160,000	146,538
7.500% 07/30/39	45,000	49,001
Qatar Petroleum
5.579% 05/30/11 (a)	40,005	41,145
Talisman Energy, Inc.
5.850% 02/01/37 (b)	140,000	134,658
7.750% 06/01/19	135,000	158,737
Oil & Gas Total		1,165,289
Oil & Gas Services – 0.9%
Smith International, Inc.
9.750% 03/15/19	130,000	160,399
Weatherford International Ltd.
5.150% 03/15/13	35,000	36,764
Oil & Gas Services Total		197,163
Pipelines – 6.1%
Enbridge Energy Partners LP
7.500% 04/15/38	80,000	91,364
Kinder Morgan Energy Partners LP
5.625% 02/15/15	65,000	69,770
5.800% 03/01/21	150,000	152,376
6.500% 09/01/39	120,000	122,073
6.950% 01/15/38	115,000	123,519

	Par ($)	Value ($)
ONEOK Partners LP
6.850% 10/15/37	90,000	97,111
Plains All American Pipeline LP/PAA Finance Corp.
5.750% 01/15/20	20,000	20,155
6.500% 05/01/18	330,000	353,462
8.750% 05/01/19	120,000	144,048
TransCanada Pipelines Ltd.
6.350% 05/15/67 (c)	185,000	162,086
Pipelines Total		1,335,964
Energy Total		2,698,416
Financials – 33.0%
Banks – 16.5%
Bank of New York Mellon Corp.
5.450% 05/15/19	60,000	64,857
Barclays Bank PLC
5.000% 09/22/16	135,000	136,724
Capital One Capital IV
6.745% 02/17/37 (c)	505,000	383,800
Capital One Financial Corp.
7.375% 05/23/14	15,000	16,740
Chinatrust Commercial Bank
5.625% 12/29/49 (a)(c)	45,000	37,693
Citicorp Lease Pass-Through Trust
8.040% 12/15/19 (a)	250,000	247,410
Citigroup, Inc.
6.875% 03/05/38	215,000	215,652
Comerica Bank
5.200% 08/22/17	250,000	213,544
Fifth Third Bank
4.200% 02/23/10	130,000	131,037
HSBC Holdings PLC
6.800% 06/01/38	170,000	190,759
7.350% 11/27/32	53,000	58,882
JPMorgan Chase Capital XX
6.550% 09/29/36	60,000	55,725
KeyBank NA
5.800% 07/01/14	250,000	242,363
Keycorp
6.500% 05/14/13	240,000	245,682
M&I Marshall & Ilsley Bank
5.300% 09/08/11	155,000	146,591
Merrill Lynch & Co., Inc.
6.050% 08/15/12 (d)	35,000	37,327
Morgan Stanley
5.625% 09/23/19	190,000	186,827
National City Corp.
4.900% 01/15/15	15,000	15,181
6.875% 05/15/19	175,000	189,995

See Accompanying Notes to Financial Statements.

8

Corporate Bond Portfolio

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Northern Trust Co.
6.500% 08/15/18	180,000	205,527
Northern Trust Corp.
5.500% 08/15/13	125,000	137,020
Regions Financial Corp.
7.750% 09/15/24	32,000	24,357
Scotland International Finance No. 2
4.250% 05/23/13 (a)	127,000	123,168
USB Capital IX
6.189% 10/29/49 (c)	70,000	53,725
Wachovia Capital Trust III
5.800% 03/29/49 (c)	120,000	82,800
Wachovia Corp.
4.375% 06/01/10	135,000	137,913
Westpac Banking Corp.
4.200% 02/27/15	35,000	35,573
Banks Total		3,616,872
Diversified Financial Services – 4.4%
Ameriprise Financial, Inc.
7.300% 06/28/19	120,000	132,285
Discover Financial Services
10.250% 07/15/19	60,000	68,674
Eaton Vance Corp.
6.500% 10/02/17	110,000	118,803
Fund American Companies, Inc.
5.875% 05/15/13	110,000	105,092
General Electric Capital Corp.
6.000% 08/07/19 (b)	115,000	116,661
International Lease Finance Corp.
4.875% 09/01/10	97,000	90,956
5.625% 09/15/10	250,000	238,569
5.650% 06/01/14	25,000	19,188
Lehman Brothers Holdings, Inc.
5.625% 01/24/13 (e)(f)	370,000	65,675
6.875% 05/02/18 (e)(f)	45,000	7,987
Diversified Financial Services Total		963,890
Insurance – 8.2%
ING Groep NV
5.775% 12/29/49 (c)	85,000	54,400
Liberty Mutual Group, Inc.
7.500% 08/15/36 (a)	285,000	240,669
Lincoln National Corp.
8.750% 07/01/19	250,000	289,142
MetLife Capital Trust X
9.250% 04/08/38 (a)(c)	295,000	306,800
Principal Life Income Funding Trusts
5.300% 04/24/13	350,000	359,060
Prudential Financial, Inc.
4.500% 07/15/13	90,000	90,634
7.375% 06/15/19	290,000	323,643

	Par ($)	Value ($)
Unum Group
7.125% 09/30/16	140,000	141,652
Insurance Total		1,806,000
Real Estate Investment Trusts (REITs) – 3.9%
Brandywine Operating Partnership LP
7.500% 05/15/15	180,000	180,083
Camden Property Trust
5.375% 12/15/13	199,000	200,161
Duke Realty LP
7.375% 02/15/15	140,000	144,388
8.250% 08/15/19	135,000	140,956
Highwoods Properties, Inc.
5.850% 03/15/17	55,000	48,440
Liberty Property LP
5.500% 12/15/16	160,000	144,142
Real Estate Investment Trusts (REITs) Total		858,170
Financials Total		7,244,932
Industrials – 8.8%
Aerospace & Defense – 1.6%
Boeing Co.
6.000% 03/15/19	80,000	89,737
Raytheon Co.
5.375% 04/01/13	245,000	268,226
Aerospace & Defense Total		357,963
Machinery – 0.9%
Caterpillar Financial Services Corp.
4.250% 02/08/13	195,000	200,859
Machinery Total		200,859
Machinery – Construction & Mining – 0.7%
Caterpillar, Inc.
8.250% 12/15/38	115,000	156,875
Machinery-Construction & Mining Total		156,875
Miscellaneous Manufacturing – 1.3%
Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	150,000	177,245
Tyco International Finance SA
4.125% 10/15/14	15,000	14,948
Tyco International Ltd./Tyco International Finance SA
6.875% 01/15/21	75,000	84,184
Miscellaneous Manufacturing Total		276,377
Transportation – 4.3%
BNSF Funding Trust I
6.613% 12/15/55 (c)	130,000	120,900
Burlington Northern Santa Fe Corp.
4.700% 10/01/19	80,000	80,953
7.950% 08/15/30	115,000	146,327

See Accompanying Notes to Financial Statements.

9

Corporate Bond Portfolio

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Union Pacific Corp.
4.698% 01/02/24	9,867	9,500
5.700% 08/15/18	165,000	177,980
6.650% 01/15/11	385,000	407,086
Transportation Total		942,746
Industrials Total		1,934,820
Technology – 2.4%
Networking Products – 0.7%
Cisco Systems, Inc.
5.900% 02/15/39	150,000	162,371
Networking Products Total		162,371
Software – 1.7%
Oracle Corp.
5.000% 01/15/11	345,000	360,828
Software Total		360,828
Technology Total		523,199
Utilities – 13.1%
Electric – 9.5%
AEP Texas Central Co.
6.650% 02/15/33	160,000	171,930
Columbus Southern Power Co.
6.600% 03/01/33	41,000	44,620
Commonwealth Edison Co.
5.900% 03/15/36	95,000	100,962
5.950% 08/15/16	80,000	87,226
6.950% 07/15/18	95,000	107,597
Duke Energy Corp.
5.300% 10/01/15	285,000	310,571
Exelon Generation Co. LLC
6.200% 10/01/17	220,000	240,100
Kansas City Power & Light Co.
7.150% 04/01/19	250,000	292,091
MidAmerican Energy Holdings Co.
5.000% 02/15/14	197,000	208,275
6.125% 04/01/36	70,000	75,561
Niagara Mohawk Power Corp.
4.881% 08/15/19 (a)	215,000	218,898
Oncor Electric Delivery Co.
5.950% 09/01/13	155,000	167,744
Southern Co.
4.150% 05/15/14	60,000	61,981
Electric Total		2,087,556

	Par ($)	Value ($)
Gas – 3.6%
Atmos Energy Corp.
6.350% 06/15/17	100,000	108,466
8.500% 03/15/19	115,000	141,975
Nakilat, Inc.
6.067% 12/31/33 (a)	510,000	465,064
Sempra Energy
6.500% 06/01/16	60,000	66,327
Gas Total		781,832
Utilities Total		2,869,388
Total Corporate Fixed-Income Bonds & Notes (cost of $19,516,106)		20,413,402
Government & Agency Obligations – 5.7%
Foreign Government Obligations – 4.2%
International Bank for Reconstruction & Development
5.000% 04/01/16 (b)	535,000	589,269
Province of Ontario
3.375% 05/20/11	115,000	119,334
Province of Quebec
5.125% 11/14/16	200,000	217,442
Foreign Government Obligations Total		926,045
U.S. Government Obligations – 1.5%
U.S. Treasury Bond
4.250% 05/15/39	120,000	124,144
U.S. Treasury Note
3.625% 08/15/19	190,000	195,017
U.S. Government Obligations Total		319,161
Total Government & Agency Obligations (cost of $1,211,820)		1,245,206
Municipal Bond – 0.6%
California – 0.6%
CA State Series 2009, 7.550% 04/01/39	125,000	139,461
California Total		139,461
Total Municipal Bond (cost of $117,622)		139,461
Total Investments – 99.3% (cost of $20,845,548) (g)		21,798,069
Other Assets & Liabilities, Net – 0.7%		164,237
Net Assets – 100.0%		21,962,306

See Accompanying Notes to Financial Statements.

10

Corporate Bond Portfolio

September 30, 2009 (Unaudited)

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the values of these securities, which are not illiquid, except for the following, amounted to $2,875,047, which represents 13.1% of net assets.

Security	Acquisition Date	Par	Cost	Value
Qatar Petroleum 5.579% 05/30/11	05/19/06	$40,005	$40,005	$41,145

(b)  This security or a portion of this security is pledged as collateral for open credit default swap contracts. At September 30, 2009, the total market value of securities pledged amounted to $420,627.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(d)  Investments in affiliates during the six months ended September 30, 2009:

Security name: Merrill Lynch & Co., Inc., 6.050%, 08/15/12
Par as of 03/31/09:	$35,000
Par purchased:	$–
Par sold:	$–
Par as of 09/30/09:	$35,000
Net realized gain (loss):	$–
Interest income earned:	$1,059
Value at end of period:	$37,327

  As of 01/01/2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2009, the value of these securities amounted to $73,662, which represents 0.3% of net assets.

(f)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of these securities amounted to $73,662, which represents 0.3% of net assets.

(g)  Cost for federal income tax purposes is $20,845,548.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Portfolio's assets:

Description	Quoted Prices in (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$556,477	$—	$556,477
Communications	—	1,920,337	—	1,920,337
Consumer Cyclical	—	708,855	86,845	795,700
Consumer Non-Cyclical	—	1,870,133	—	1,870,133
Energy	—	2,698,416	—	2,698,416
Financials	—	7,244,932	—	7,244,932
Industrials	—	1,934,820	—	1,934,820
Technology	—	523,199	—	523,199
Utilities	—	2,869,388	—	2,869,388
Total Corporate Fixed-Income Bonds & Notes	—	20,326,557	86,845	20,413,402
Total Government & Agency Obligations	319,161	926,045	—	1,245,206
Total Municipal Bond	—	139,461	—	139,461
Total Investments	319,161	21,392,063	86,845	21,798,069
Credit Default Swap Contracts	—	(79,993)	—	(79,993)
Futures Contracts	(44,083)	—	—	(44,083)
Total	$275,078	$21,312,070	$86,845	$21,673,993

The following table reconciles asset balances for the six month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of March 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Corporate Fixed-Income Bonds & Notes Consumer Cyclical	$68,767	$328	$215	$22,643	$—	$(5,108)	$—	$—	$86,845

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to the security owned at September 30, 2009 which was valued using significant unobservable inputs (Level 3) amounted to $22,643. This amount is included in net change in unrealized appreciation on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements

See Accompanying Notes to Financial Statements.

11

Corporate Bond Portfolio

September 30, 2009 (Unaudited)

At September 30, 2009, the Portfolio has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	$215,000	$9,138	$(2,195)
Barclays Capital	HSBC Financial Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	95,000	(3,895)	(11,549)
Barclays Capital	Macy's, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	175,000	(7,118)	(9,598)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	215,000	1,689	(194)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	215,000	747	735
Barclays Capital	The Home Depot, Inc. 5.875% 12/16/36	Buy	2.930%	12/20/13	435,000	—	(41,985)
JPMorgan	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	215,000	8,489	(1,558)
JPMorgan	Macy's, Inc. 7.450% 07/15/17	Buy	1.000%	06/20/14	260,000	21,765	(1,535)
Morgan Stanley	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	360,000	(27,648)	(12,114)
							$(79,993)

At September 30, 2009, the Portfolio held the following open short futures contracts:

Risk Exposure/Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
Interest Rate Risk
30-Year U.S. Treasury Bonds	16	$1,942,000	$1,897,917	Dec-2009	$(44,083)

As of September 30, 2009, cash of $99,000 was pledged as collateral for open futures contracts.

At September 30, 2009, the Portfolio held investments in the following sectors:

Sector	% of Net Assets
Financials	33.0
Utilities	13.1
Energy	12.3
Industrials	8.8
Communications	8.8
Consumer Non-Cyclical	8.5
Consumer Cyclical	3.6
Basic Materials	2.5
Technology	2.4
93.0
Government & Agency Obligations	5.7
Municipal Bond	0.6
Other Assets & Liabilities, Net	0.7
100.0

See Accompanying Notes to Financial Statements.

12

Investment Portfolio – Mortgage- and Asset-Backed Portfolio

September 30, 2009 (Unaudited)

Mortgage-Backed Securities – 71.0%
	Par ($)	Value ($)
Federal Home Loan Mortgage Corp.
5.000% 05/01/37	436,171	451,387
5.000% 12/01/37	2,748,054	2,845,639
5.500% 05/01/37	2,263,955	2,373,026
5.596% 08/01/37 (10/01/09) (a)(b)	953,908	1,004,166
5.693% 06/01/37 (10/01/09) (a)(b)	853,681	900,777
5.727% 06/01/36 (10/01/09) (a)(b)	1,088,964	1,147,282
5.888% 04/01/37 (10/01/09) (a)(b)	232,295	245,671
6.500% 11/01/32	8,322	8,949
Federal National Mortgage Association
4.000% 03/01/39	1,000,624	992,177
4.500% 02/01/39	1,624,929	1,648,118
4.500% 04/01/39	247,821	251,382
4.500% 09/01/39	2,000,000	2,028,542
4.680% 06/01/19	114,802	119,675
4.680% 09/01/19	215,000	222,488
5.000% 05/01/38	855,280	884,801
5.500% 02/01/37	77,027	80,786
5.500% 04/01/37	1,007,838	1,056,591
5.500% 05/01/37	579,247	607,063
5.500% 06/01/38	507,671	531,812
5.650% 10/01/37 (10/01/09) (a)(b)	776,195	817,706
6.000% 09/01/36	1,603,107	1,696,388
6.000% 02/01/38	252,549	267,008
6.000% 06/01/38	619,571	654,522
6.000% 11/01/38	4,402,595	4,658,771
6.500% 10/01/37	339,068	362,976
7.000% 02/01/32	12,229	13,511
Government National Mortgage Association
5.000% 04/20/39	2,560,955	2,653,569
7.000% 03/15/31	1,471	1,626
Total Mortgage-Backed Securities (cost of $27,974,190)		28,526,409
Commercial Mortgage-Backed Securities – 17.9%
Bear Stearns Commercial Mortgage Securities
4.740% 03/13/40	95,848	99,030
4.830% 08/15/38	123,627	126,070
4.933% 02/13/42 (10/01/09) (a)(b)	140,679	136,967
5.201% 12/11/38	474,847	440,479
5.540% 09/11/41	55,000	52,497
5.742% 09/11/42 (10/01/09) (a)(b)	145,000	135,690

	Par ($)	Value ($)
Bear Stearns Commercial Mortgage Securities, Inc.
6.480% 02/15/35	183,000	189,790
Credit Suisse Mortgage Capital Certificates
5.912% 06/15/39 (10/01/09) (a)(b)	110,000	86,841
GE Capital Commercial Mortgage Corp.
4.819% 01/10/38	425,000	435,437
GMAC Commercial Mortgage Securities, Inc.
5.667% 05/10/40 (10/01/09) (a)(b)	80,000	83,448
Greenwich Capital Commercial Funding Corp.
5.317% 06/10/36 (10/01/09) (a)(b)	430,000	435,102
6.116% 07/10/38 (10/01/09) (a)(b)	310,000	283,619
GS Mortgage Securities Corp. II
5.999% 08/10/45 (10/01/09) (a)(b)	125,000	103,308
JPMorgan Chase Commercial Mortgage Securities Corp.
5.122% 01/15/49	146,604	148,776
5.170% 05/15/47	356,559	362,686
5.255% 07/12/37 (a)	30,000	31,105
5.440% 06/12/47	240,000	206,207
5.716% 02/15/51	135,000	98,452
5.814% 06/12/43 (10/01/09) (a)(b)	116,300	109,684
LB-UBS Commercial Mortgage Trust
4.810% 01/15/36 (10/11/09) (a)(b)	554,190	418,668
4.853% 09/15/31	392,196	402,114
5.430% 02/15/40	140,000	113,605
Merrill Lynch Mortgage Trust
6.022% 06/12/50 (10/01/09) (a)(b)	445,483	349,002
Morgan Stanley Capital I
4.989% 08/13/42	135,000	131,368
5.332% 12/15/43	419,566	375,628
5.378% 11/14/42 (10/01/09) (a)(b)	134,284	134,604
5.447% 02/12/44 (10/01/09) (a)(b)	130,021	111,075
5.984% 08/12/41 (10/01/09) (a)(b)	120,000	92,658
Morgan Stanley Dean Witter Capital I
4.920% 03/12/35	400,722	405,514
Wachovia Bank Commercial Mortgage Trust
4.748% 02/15/41	265,000	268,046
5.037% 03/15/42	220,000	222,161
5.384% 10/15/44 (10/01/09) (a)(b)	470,000	468,374

See Accompanying Notes to Financial Statements.

13

Mortgage- and Asset-Backed Portfolio

September 30, 2009 (Unaudited)

Commercial Mortgage-Backed Securities (continued)
	Par ($)	Value ($)
5.466% 01/15/45 (10/01/09) (a)(b)	45,000	33,293
5.609% 03/15/45 (10/01/09) (a)(b)	45,000	33,321
5.997% 06/15/45	85,000	84,875
Total Commercial Mortgage-Backed Securities (cost of $7,125,793)		7,209,494
Asset-Backed Securities – 7.5%
Capital Auto Receivables Asset Trust
5.020% 09/15/11	156,626	159,574
Capital One Multi-Asset Execution Trust
4.950% 08/15/12	205,000	205,370
Carrington Mortgage Loan Trust
0.356% 07/25/36 (10/26/09) (a)(b)	78,127	66,486
Citibank Credit Card Issuance Trust
0.409% 05/21/12 (11/23/09) (a)(b)	230,000	229,387
Discover Card Master Trust
0.563% 01/15/13 (10/15/09) (a)(b)	130,000	127,084
Discover Card Master Trust I
0.343% 08/15/12 (10/15/09) (a)(b)	160,000	158,607
Ford Credit Auto Owner Trust
5.160% 04/15/13	389,000	411,123
Franklin Auto Trust
5.360% 05/20/16	100,000	100,472
Morgan Stanley Mortgage Loan Trust
0.366% 10/25/36 (10/26/09) (a)(b)	60,321	54,771
SACO I, Inc.
0.446% 04/25/35 (10/26/09) (a)(b)(c)	13,515	5,453
SLM Student Loan Trust
0.359% 03/15/17 (12/15/09) (a)(b)	152,838	149,415
0.379% 12/15/20 (12/15/09) (a)(b)	649,000	622,275
Soundview Home Equity Loan Trust
0.546% 11/25/35 (10/26/09) (a)(b)	60,234	50,271
Terwin Mortgage Trust
1.146% 07/25/34 (10/26/09) (a)(b)	53,294	21,190
USAA Auto Owner Trust
5.070% 06/15/13	639,000	672,159
Total Asset-Backed Securities (cost of $3,034,941)		3,033,637

Collateralized Mortgage Obligations – 0.5%
	Par ($)	Value ($)
Non-Agency – 0.5%
Bear Stearns Alt-A Trust
0.526% 01/25/35 (10/26/09) (a)(b)	70,654	42,152
Morgan Stanley Mortgage Loan Trust
0.466% 02/25/47 (10/26/09) (a)(b)	636,597	137,703
Non-Agency Total		179,855
Total Collateralized Mortgage Obligations (cost of $707,250)		179,855
Short-Term Obligation – 2.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 06/29/11, market value $1,068,188 (repurchase proceeds $1,044,000)	1,044,000	1,044,000
Total Short-Term Obligation (cost of $1,044,000)		1,044,000
Total Investments – 99.5% (cost of $39,886,174) (d)		39,993,395
Other Assets & Liabilities, Net – 0.5%		210,091
Net Assets – 100.0%		40,203,486

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(b)  Parenthetical date represents the next reset date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of this security, which is not illiquid, amounted to $5,453, which represents less than 0.1% of net assets.

(d)  Cost for federal income tax purposes is $39,886,174.

  Significant observable inputs (level 2 measurements) including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others were used in determining value for all securities in the Portfolio as of September 30, 2009.

  For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

14

Mortgage- and Asset-Backed Portfolio

September 30, 2009 (Unaudited)

At September 30, 2009, the asset allocation of the Portfolio is as follows:

Asset Allocation	% of Net Assets
Mortgage-Backed Securities	71.0
Commercial Mortgage-Backed Securities	17.9
Asset-Backed Securities	7.5
Collateralized Mortgage Obligations	0.5
96.9
Short-Term Obligation	2.6
Other Assets & Liabilities, Net	0.5
100.0

Acronym	Name
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

15

Statements of Assets and Liabilities – Fixed Income Sector Portfolios
September 30, 2009 (Unaudited)

	($)	($)
	Corporate Bond Portfolio	Mortgage- and Asset-Backed Portfolio
Assets
Unaffiliated investments, at identified cost	20,810,578	39,886,174
Affiliated investments, at identified cost	34,970	—
Total investments, at identified cost	20,845,548	39,886,174
Unaffiliated investments, at value	21,760,742	39,993,395
Affiliated investments, at value	37,327	—
Total investments, at value	21,798,069	39,993,395
Cash	—	879
Cash collateral for open futures contracts	99,000	—
Open credit default swap contracts	735	—
Credit default swap contracts premiums paid	39,974	—
Receivable for:
Investments sold	406,447	217,954
Interest	328,233	254,041
Futures variation margin	4,000	—
Foreign tax reclaims	235	—
Other assets	4,530	—
Total Assets	22,681,223	40,466,269
Liabilities
Payable to custodian bank	294,895	—
Open credit default swap contracts	80,728	—
Credit default swap contracts premiums received	37,379	—
Payable for:
Investments purchased	305,915	254,334
Portfolio shares repurchased	—	8,449
Total Liabilities	718,917	262,783
Net Assets	21,962,306	40,203,486
Net Assets Consist of
Paid-in capital	25,078,197	53,750,603
Undistributed net investment income	38,909	27,335
Accumulated net realized loss	(3,975,542)	(13,681,673)
Net unrealized appreciation (depreciation) on:
Investments	952,521	107,221
Credit default swap contracts	(87,696)	—
Futures contracts	(44,083)	—
Net Assets	21,962,306	40,203,486
Shares outstanding	2,175,672	4,417,108
Net asset value price per share	10.09	9.10

See Accompanying Notes to Financial Statements.

16

Statements of Operations – Fixed Income Sector Portfolios
For the Six Months Ended September 30, 2009 (Unaudited)

	($)	($)
	Corporate Bond Portfolio	Mortgage- and Asset-Backed Portfolio
Investment Income
Interest	681,011	912,642
Interest from affiliate	1,059	—
Securities lending	3	—
Total Investment Income	682,073	912,642
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Credit Default Swap Contracts
Net realized gain (loss) on:
Investments	312,117	443,089
Futures contracts	(15,543)	—
Credit default swap contracts	(100,813)	—
Net realized gain	195,761	443,089
Net change in unrealized appreciation (depreciation) on:
Investments	3,145,710	668,354
Futures contracts	(44,083)	—
Credit default swap contracts	(25,465)	—
Net change in unrealized appreciation (depreciation)	3,076,162	668,354
Net Gain	3,271,923	1,111,443
Net Increase Resulting from Operations	3,953,996	2,024,085

See Accompanying Notes to Financial Statements.

17

Statements of Changes in Net Assets – Fixed Income Sector Portfolios

Increase (Decrease) in Net Assets	Corporate Bond Portfolio		Mortgage- and Asset-Backed Portfolio
	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations
Net investment income	682,073	2,571,838	912,642	4,460,548
Net realized gain (loss) on investments, futures contracts and credit default swap contracts	195,761	(5,463,777)	443,089	(8,226,295)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and credit default swap contracts	3,076,162	(995,918)	668,354	2,656,222
Net increase (decrease) resulting from operations	3,953,996	(3,887,857)	2,024,085	(1,109,525)
Distributions to Shareholders
From net investment income	(698,449)	(2,585,812)	(949,904)	(4,513,649)
Net Capital Stock Transactions	(847,853)	(47,774,916)	(8,999,028)	(84,444,399)
Total increase (decrease) in net assets	2,407,694	(54,248,585)	(7,924,847)	(90,067,573)
Net Assets
Beginning of period	19,554,612	73,803,197	48,128,333	138,195,906
End of period	21,962,306	19,554,612	40,203,486	48,128,333
Undistributed net investment income at end of period	38,909	55,285	27,335	64,597

See Accompanying Notes to Financial Statements.

18

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Corporate Bond Portfolio				Mortgage- and Asset-Backed Portfolio
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Subscriptions	239,658	2,178,692	176,063	1,580,494	172,161	1,547,106	2,498,322	22,601,096
Distributions reinvested	770	7,201	1,682	14,980	9,443	84,660	20,921	185,920
Redemptions	(327,164)	(3,033,746)	(5,554,673)	(49,370,390)	(1,187,160)	(10,630,794)	(11,926,680)	(107,231,415)
Net decrease	(86,736)	(847,853)	(5,376,928)	(47,774,916)	(1,005,556)	(8,999,028)	(9,407,437)	(84,444,399)

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Corporate Bond Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
	2009		2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$8.64		$9.66	$10.06		$9.93	$10.19	$10.58
Income from Investment Operations:
Net investment income (a)	0.30		0.56	0.58		0.55	0.49	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and credit default swap contracts	1.46		(1.01)	(0.40)		0.13	(0.25)	(0.36)
Total from investment operations	1.76		(0.45)	0.18		0.68	0.24	0.12
Less Distributions to Shareholders:
From net investment income	(0.31)		(0.57)	(0.58)		(0.55)	(0.49)	(0.48)
From net realized gains	—		—	—		—	(0.01)	(0.03)
Total distributions to shareholders	(0.31)		(0.57)	(0.58)		(0.55)	(0.50)	(0.51)
Net Asset Value, End of Period	$10.09		$8.64	$9.66		$10.06	$9.93	$10.19
Total return (b)	20.72	%(c)	(4.65)%	1.81	%(d)	7.01%	2.34%	1.25%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	—		—	—		—	—	—
Net investment income (e)	6.46	%(f)	6.10%	5.84%		5.55%	4.83%	4.69%
Portfolio turnover rate	87	%(c)	137%	189%		114%	62%	39%
Net assets, end of period (000s)	$21,962		$19,555	$73,803		$78,588	$64,597	$52,698

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(e)  The net investment income and expense ratios exclude expenses charged directly to shareholders.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Mortgage- and Asset-Backed Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
	2009		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.88		$9.32	$10.01	$9.85	$10.01	$10.19
Income from Investment Operations:
Net investment income (a)	0.19		0.44	0.54	0.54	0.40	0.26
Net realized and unrealized gain (loss) on investments	0.23		(0.44)	(0.67)	0.14	(0.12)	(0.01)
Total from investment operations	0.42		—	(0.13)	0.68	0.28	0.25
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.44)	(0.53)	(0.52)	(0.40)	(0.26)
From net realized gains	—		—	(0.03)	—	(0.04)	(0.17)
Total distributions to shareholders	(0.20)		(0.44)	(0.56)	(0.52)	(0.44)	(0.43)
Net Asset Value, End of Period	$9.10		$8.88	$9.32	$10.01	$9.85	$10.01
Total return (b)	4.81	%(c)	0.10%	(1.34)%	7.12%	2.85%	2.57%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (d)	—		—	—	—	—	—
Net investment income (d)	4.29	%(e)	4.92%	5.50%	5.41%	4.00%	2.61%
Portfolio turnover rate	62	%(c)	142%	369%	543%	561%	765%
Net assets, end of period (000s)	$40,203		$48,128	$138,196	$135,358	$89,569	$78,216

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  The net investment income and expense ratios exclude expenses charged directly to shareholders.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – Fixed Income Sector Portfolios
September 30, 2009 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio (each, a "Portfolio" and collectively, the "Portfolios"), each a series of the Trust.

Investment Goals

Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio each seek total return, consisting of current income and capital appreciation.

Portfolio Shares

The Portfolios are authorized to issue an unlimited number of shares without par value and are available only to certain eligible investors through certain wrap fee programs, certain other managed accounts and certain registered investment companies, including those sponsored or managed by Bank of America Corporation ("BOA") and certain of its affiliates.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through November 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures except as disclosed in Note 11. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets

22

Fixed Income Sector Portfolios, September 30, 2009 (Unaudited) (continued)

for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Management is required to provide disclosures regarding the Portfolios' derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 5.

Repurchase Agreements

Each Portfolio may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Portfolios' investment advisor, has determined are creditworthy. Each Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolios seek to assert their rights.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Portfolios or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Portfolios will not incur any registration costs upon such resale.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Dividend income is recorded on the ex-date.

Federal Income Tax Status

Each Portfolio intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, each Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

23

Fixed Income Sector Portfolios, September 30, 2009 (Unaudited) (continued)

Indemnification

In the normal course of business, each Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Portfolio's maximum exposure under these arrangements is unknown because this would involve future claims against a Portfolio. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolios expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2009 was as follows:

Ordinary Income*
Corporate Bond Portfolio	$2,585,812
Mortgage- and Asset-Backed Portfolio	4,513,649

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Corporate Bond Portfolio	$1,625,930	$(673,409)	$952,521
Mortgage- and Asset-Backed Portfolio	946,766	(839,545)	107,221

The following capital loss carryforwards, determined as of March 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expiring in
	2014	2015	2016	2017	Total
Corporate Bond Portfolio	$190,899	$595,089	$576,674	$2,121,554	$3,484,216
Mortgage- and Asset-Backed Portfolio	—	—	976,265	12,534,859	13,511,124

Management is required to determine whether a tax position of the Portfolios is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Portfolio is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Portfolios.

Columbia does not receive any fees for its investment advisory services. In addition, under its investment advisory

24

Fixed Income Sector Portfolios, September 30, 2009 (Unaudited) (continued)

agreement, Columbia has agreed to bear all fees and expenses of the Portfolios (exclusive of brokerage fees and commissions, taxes, interest expense and extraordinary expenses, but inclusive of custodian charges relating to overdrafts, if any).

The Portfolios do not incur any fees or expenses except brokerage fees and commissions, taxes, interest expense and extraordinary expenses. Participants in the wrap fee programs eligible to invest in the Portfolios are required to pay fees to the program sponsor pursuant to separate agreements and should review the wrap program disclosure document for fees and expenses charged.

BOA entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Portfolios. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Administration Fee

Columbia provides administrative and other services to the Portfolios. Under the administration agreement, Columbia does not receive any compensation from the Portfolios for its services.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolios and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolios. The Transfer Agent does not receive any compensation directly from the Portfolios for its services.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Portfolios' shares. The Distributor does not receive a fee for its services as distributor.

Note 5. Objectives and Strategies for Investing in Derivative Instruments

Corporate Bond Portfolio uses derivative instruments including futures contracts and credit default swap contracts in order to meet its investment objectives. The Portfolio employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for use of derivatives do not work as intended, the Portfolio may not achieve its investment objectives.

In pursuit of its investment objectives, the Portfolio is exposed to the following market risks:

Interest Rate Risk: Interest rate risk relates to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates and their value generally will increase upon a decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit Risk: Credit risk relates to the ability of the issuer or guarantor of a fixed income security, or counterparty to a derivative contract, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Generally, lower-yield higher-quality bonds are subject to credit risk to a lesser extent than lower-grade higher-yield bonds.

The following notes provide more detailed information about each derivative type held by the Portfolio:

Futures Contracts

Corporate Bond Portfolio entered into interest rate futures contracts to manage the duration and yield curve exposure of the Portfolio versus the benchmark.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate

25

Fixed Income Sector Portfolios, September 30, 2009 (Unaudited) (continued)

prediction of the future direction of interest rates by Columbia. Upon entering into a futures contract, the Portfolio pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Portfolio's Statement of Assets and Liabilities.

Credit Default Swap Contracts

Corporate Bond Portfolio entered into credit default swap transactions as a protection buyer to reduce overall credit exposure.

Credit default swaps are agreements in which one party pays fixed periodic payments to counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Portfolio may receive or make an upfront payment as the protection buyer or seller. Credit default swaps are marked to market daily based on quotations from market makers and any change is recorded as unrealized appreciation/depreciation on the Statement of Assets and Liabilities. Periodic payments received or made are recorded as a realized gain or loss and premiums received or made are amortized on the Statement of Operations.

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements involve greater risks than if the Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

26

Fixed Income Sector Portfolios, September 30, 2009 (Unaudited) (continued)

The following table is a summary of the value of Corporate Bond Portfolio's derivative instruments as of September 30, 2009.

	Fair Value of Derivative Instruments
	Asset derivatives	Liability derivatives
Corporate Bond Portfolio	Statement of Assets and Liabilities	Statement of Assets and Liabilities	Fair Value
	Futures Variation Margin	—	$4,000	*
	Open Credit Default Swap Contracts/Premiums paid	—	$40,709
	—	Open Credit Default Swap Contracts/Premiums received	$118,107

*  Includes only current day's variation margin.

The effect of derivative instruments on the Statement of Operations for the six month period ended September 30, 2009.

	Amount of Realized Loss and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Corporate Bond Portfolio	Risk Exposure	Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
Futures Contracts	Interest Rate Risk	$(15,543)	$(44,083)
Credit Default Swap Contracts	Credit Risk	(100,813)	(25,465)
Total		$(116,356)	$(69,548)

Note 6. Portfolio Information

For the six month period ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Portfolios were as follows:

	U.S Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Corporate Bond Portfolio	$4,037,046	$3,887,165	$13,942,460	$15,125,837
Mortgage- and Asset-Backed Portfolio	21,340,581	17,805,115	4,586,111	10,111,666

27

Fixed Income Sector Portfolios, September 30, 2009 (Unaudited) (continued)

Note 7. Line of Credit

The Portfolios and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Portfolio's borrowing limit set forth in the Portfolio's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2009, the Portfolios did not borrow under these arrangements.

Note 8. Securities Lending

Each Portfolio may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Portfolios. Generally, in the event of borrower default, the Portfolios have the right to use the collateral to offset any losses incurred. In the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral, there may be a potential loss to the Portfolios. The Portfolios bear the risk of loss with respect to the investment of collateral.

Note 9. Shares of Beneficial Interest

As of September 30, 2009, the Portfolios had shareholders that held greater than 5% of the shares outstanding of a Portfolio, whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Corporate Bond Portfolio	1	97.9
Mortgage- and Asset-Backed Portfolio	2	98.1

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios.

Note 10. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low

28

Fixed Income Sector Portfolios, September 30, 2009 (Unaudited) (continued)

interest rates, causing the Portfolios to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolios to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to

29

Fixed Income Sector Portfolios, September 30, 2009 (Unaudited) (continued)

court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 11. Subsequent Event

On October 15, 2009 the committed line of credit discussed in Note 7 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

30

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Important Information About This Report

The portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Fixed Income Sector Portfolios.

A description of the policies and procedures that each portfolio uses to determine how to vote proxies and a copy of each portfolio's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each portfolio voted proxies relating to portfolio securities is also available from the portfolios' website, www.columbiamanagement.com.

Each portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each portfolio's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any portfolio carefully before investing. For a prospectus which contains this and other important information about a portfolio, contact your Columbia Management representative or financial advisor.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA and SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

33

Columbia Management®

One Financial Center
Boston, MA 02111-2621

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Columbia Management®

Fixed Income Sector Portfolios

Semiannual Report, September 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/24566-0909 (11/09) 09/95446

Columbia Management®

Semiannual Report

September 30, 2009

Columbia LifeGoalTM Portfolios

■  Columbia LifeGoalTM Growth Portfolio

■  Columbia LifeGoalTM Balanced Growth Portfolio

■  Columbia LifeGoalTM Income and Growth Portfolio

■  Columbia LifeGoalTM Income Portfolio

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

LifeGoalTM Growth Portfolio	1

LifeGoalTM Balanced Growth Portfolio	5

LifeGoalTM Income and Growth Portfolio	9

LifeGoalTM Income Portfolio	13

Financial Statements

Investment Portfolios	17

Statements of Assets and Liabilities	21

Statements of Operations	23

Statements of Changes in Net Assets	24

Financial Highlights	30

Notes to Financial Statements	49

Important Information About This Report	61

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your portfolio's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. In the third quarter, the S&P 500 Index1 was up 15.61%. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 4 of the Notes to Financial Statements for additional information.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the a portfolio may not match those in an index.

Past performance is no guarantee of future results.

Portfolio Profile – Columbia LifeGoal Growth Portfolio

Summary

■  For the six-month period that ended September 30, 2009, the portfolio's Class A shares returned 40.63% without sales charge. The portfolio outperformed its benchmark, the S&P 500 Index1, which returned 34.02% for the period. The portfolio's return was also higher than the 33.67% average return of its peer group, the Lipper Large-Cap Core Funds Classification.2

■  On August 1, 2009, the portfolio modified its principal investment strategies to allow for greater flexibility to allow the portfolio to allocate its assets among not only Columbia mutual funds and equity and fixed income securities, which would include Treasury Inflation Protected Securities (TIPS), but also (subject to regulatory restrictions) in exchange traded funds (ETFs) and third party-advised funds and other instruments such as commodity-related derivative instruments and futures. To date, the portfolio has not exercised its ability to invest in any of these additional instruments.

■  Equity prices rose sharply during the period. The rally began with investors noting green shoots of economic improvement. While optimism sometimes lapsed on concerns that the global recession was more entrenched than originally expected, sentiment improved as the period progressed. Stabilizing economic data and a series of pleasant surprises refueled the market's ascent: China and other major emerging markets experienced better-than-anticipated growth, and both new and existing U.S. homes sales stabilized. Stock prices benefited from corporate news as well. Earnings reports often came in better than expected, although from significantly lowered expectations, as cost-cutting measures cushioned the impact of revenue shortfalls at many companies. However, unemployment remained a concern throughout the period, as well as a mounting budget deficit and the possibility of future inflation.

■  Against this backdrop, the portfolio maintained an emphasis on small-cap and emerging markets equities relative to its underlying target allocation ranges. This emphasis benefited performance. Even though the portfolio's holdings in small-cap and emerging markets underperformed their respective benchmarks, they generated very strong positive returns for the period. In light of strengthening economic data and strong price improvements in both categories, we plan to reduce the portfolio's exposure and reallocate assets to large-cap and developed international equities in the period ahead.

■  Several of the portfolio's underlying funds outperformed their benchmarks. These included Columbia Value and Restructuring Fund, Columbia Contrarian Core Fund and Columbia Acorn USA. However, Columbia International Value Fund, Columbia Convertible Securities Fund, Columbia Mid Cap Value Fund, Columbia Large Cap Value Fund, Columbia Small Cap Growth Fund II and Columbia Mid Cap Growth Fund all trailed their benchmarks.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the portfolio. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+40.63%

Class A shares (without sales charge)

+34.02%

S&P 500 Index

1

Portfolio Profile (continued) – Columbia LifeGoal Growth Portfolio

Portfolio Management

Anwiti Bahuguna, PhD, has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2002.

Colin Moore has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2002.

Kent M. Peterson, PhD has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2006.

Marie M. Schofield has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 1990.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Management mutual funds and portfolios.

Columbia LifeGoal Portfolios reserve the right to add or remove underlying funds at any time.

The portfolio is a "fund of funds." A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include, among others, stock market fluctuations due to business and economic developments.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

2

Performance Information – Columbia LifeGoal Growth Portfolio

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	14,229	13,412
Class B	13,189	13,189
Class C	13,165	13,165
Class R	14,096	n/a
Class Z	14,550	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia LifeGoal Growth Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		R	Z
Inception	10/15/96		08/12/97		10/15/96		01/23/06	10/15/96
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	40.63	32.50	39.99	34.99	39.83	38.83	40.49	40.56
1-year	–0.76	–6.45	–1.44	–6.34	–1.57	–2.55	–0.99	–0.52
5-year	4.18	2.96	3.40	3.12	3.38	3.38	3.99	4.45
10-year	3.59	2.98	2.81	2.81	2.79	2.79	3.49	3.82

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns shown would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results shown would have been lower.

All results shown assume reinvestment of distributions. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

The inception date of the portfolio's Class R shares is January 23, 2006. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.49
Class B	2.24
Class C	2.24
Class R	1.74
Class Z	1.24

*  The annual operating expense ratio is as stated in the portfolio's prospectus that is current as of the date of this report and includes the expenses incurred by the underlying funds in which the portfolio invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)

Class A	9.37
Class B	8.63
Class C	8.55
Class R	9.31
Class Z	9.50

Distributions declared per share

04/01/09 – 09/30/09 ($)

Class A	0.02
Class B	0.01
Class C	0.01
Class R	0.02
Class Z	0.02

3

Understanding Your Expenses – Columbia LifeGoal Growth Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,406.31	1,022.56	3.02	2.54	0.50
Class B	1,000.00	1,000.00	1,399.89	1,018.80	7.52	6.33	1.25
Class C	1,000.00	1,000.00	1,398.29	1,018.80	7.52	6.33	1.25
Class R	1,000.00	1,000.00	1,404.91	1,021.31	4.52	3.80	0.75
Class Z	1,000.00	1,000.00	1,405.61	1,023.82	1.51	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in expense information in the table above.

4

Portfolio Profile – Columbia LifeGoal Balanced Growth Portfolio

Summary

■  For the six-month period that ended September 30, 2009, the portfolio's Class A shares returned 32.40% without sales charge. The portfolio's return was in line with the 28.84% average return of its peer group, the Lipper Mixed-Asset Target Allocation Growth Funds Classification.1 The portfolio's equity benchmark, the S&P 500 Index2, returned 34.02%, while its fixed-income benchmark, the Barclays Capital Aggregate Bond Index3, returned 5.59%.

■  On August 1, 2009, the portfolio modified its principal investment strategies to allow for greater flexibility to allow the portfolio to allocate its assets among not only Columbia mutual funds and equity and fixed income securities, which would include Treasury Inflation Protected Securities (TIPS), but also (subject to regulatory restrictions) in exchange traded funds (ETFs) and third party-advised funds and other instruments such as commodity-related derivative instruments and futures. To date, the portfolio has not exercised its ability to invest in any of these additional instruments.

■  Equity prices rose sharply during the period. The rally began with investors noting green shoots of economic improvement. While optimism sometimes lapsed on concerns that the global recession was more entrenched than originally expected, sentiment improved as the period progressed. Stabilizing economic data and a series of pleasant surprises refueled the market's ascent: China and other major emerging markets experienced better-than-anticipated growth, and both new and existing U.S. homes sales stabilized. Stock prices benefited from corporate news as well. Earnings reports often came in better than expected, although from significantly lowered expectations, as cost-cutting measures cushioned the impact of revenue shortfalls at many companies. However, unemployment remained a concern throughout the period, as well as a mounting budget deficit and the possibility of future inflation.

■  Against this backdrop, the portfolio's emphasis on small cap and emerging-markets equities benefited performance. Within the fixed-income allocation, an overweight in high-yield bonds, particularly those with a low implied default rate, also improved results. (An implied default rate is calculated based on expectations of the likelihood a security will default, based on its current price, coupon, yield and expected recovery rate—the final amount a creditor would receive on a defaulted credit.) By the end of the period, we reduced the portfolio's exposure to small-cap and emerging-markets equities in light of strengthening economic data and strong price improvements in those categories and redeployed the proceeds into large-cap domestic and developed international equities. We also lowered the portfolio's overweight in investment-grade debt because of less attractive valuations in that category. However, we maintained the portfolio's overweight in high-yield debt, maintaining our conservative approach by emphasizing high-yield bonds with lower implied default rates.

■  Several of the portfolio's underlying funds outperformed their benchmarks. These included: Columbia Value and Restructuring Fund, Columbia Total Return Bond Fund, Columbia Income Fund and Columbia Contrarian Core Fund. In contrast,

1Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the portfolio. Lipper makes no adjustment for the effect of sales loads.

2The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

3The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+32.40%

Class A shares (without sales charge)

+5.59%

Barclays Capital Aggregate Bond Index

+34.02%

S&P 500 Index

5

Portfolio Profile (continued) – Columbia LifeGoal Balanced Growth Portfolio

Columbia International Value Fund, Columbia Convertible Securities Fund, Columbia Mid Cap Value Fund, Columbia Large Cap Value Fund, Columbia Small Cap Growth Fund II and Columbia High Income Fund trailed their benchmarks.

Portfolio Management

Anwiti Bahuguna, PhD, has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2002.

Colin Moore has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2002.

Kent M. Peterson, PhD has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2006.

Marie M. Schofield has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 1990.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Columbia Management mutual funds and portfolios.

Columbia LifeGoal Portfolios reserve the right to add or remove underlying funds at any time.

The portfolio is a "fund of funds." A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include, among others, stock market fluctuations due to business and economic developments.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investments in high-yield bonds (sometimes known as "junk" bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

6

Performance Information – Columbia LifeGoal Balanced Growth Portfolio

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	16,301	15,358
Class B	15,110	15,110
Class C	15,112	15,112
Class R	16,150	n/a
Class Z	16,723	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia LifeGoal Balanced Growth Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		R	Z
Inception	10/15/96		08/13/97		10/15/96		01/23/06	10/15/96
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	32.40	24.74	31.82	26.82	31.84	30.84	32.24	32.42
1-year	7.51	1.33	6.65	1.65	6.68	5.68	7.24	7.66
5-year	4.46	3.24	3.69	3.38	3.69	3.69	4.27	4.75
10-year	5.01	4.38	4.21	4.21	4.22	4.22	4.91	5.28

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns shown would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results shown would have been lower.

All results shown assume reinvestment of distributions. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

The inception date of the portfolio's Class R shares is January 23, 2006. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.38
Class B	2.13
Class C	2.13
Class R	1.63
Class Z	1.13

*  The annual operating expense ratio is as stated in the portfolio's prospectus that is current as of the date of this report and includes the expenses incurred by the underlying funds in which the portfolio invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)

Class A	9.59
Class B	9.53
Class C	9.65
Class R	9.59
Class Z	9.58

Distributions declared per share

04/01/09 – 09/30/09 ($)

Class A	0.11
Class B	0.07
Class C	0.07
Class R	0.09
Class Z	0.12

7

Understanding Your Expenses – Columbia LifeGoal Balanced Growth Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,323.99	1,022.56	2.91	2.54	0.50
Class B	1,000.00	1,000.00	1,318.22	1,018.80	7.26	6.33	1.25
Class C	1,000.00	1,000.00	1,318.42	1,018.80	7.26	6.33	1.25
Class R	1,000.00	1,000.00	1,322.38	1,021.31	4.37	3.80	0.75
Class Z	1,000.00	1,000.00	1,324.19	1,023.82	1.46	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in expense information in the table above.

8

Portfolio Profile – Columbia LifeGoal Income and Growth Portfolio

Summary

■  For the six-month period that ended September 30, 2009, the portfolio's Class A shares returned 21.64% without sales charge. The portfolio's equity benchmark, the S&P 500 Index1, returned 34.02%. The portfolio's fixed income benchmark, the Barclays Capital Aggregate Bond Index2, returned 5.59%. The portfolio's return was higher than the 19.44% average return of its peer group, the Lipper Mixed-Asset Target Allocation Conservative Funds Classification.3

■  On August 1, 2009, the portfolio modified its principal investment strategies to allow for greater flexibility to allow the portfolio to allocate its assets among not only Columbia mutual funds and equity and fixed income securities, which would include Treasury Inflation Protected Securities (TIPS), but also (subject to regulatory restrictions) in exchange traded funds (ETFs) and third party-advised funds and other instruments such as commodity-related derivative instruments and futures. To date, the portfolio has not exercised its ability to invest in any of these additional instruments.

■  Equity prices rose sharply during the period. The rally began with investors noting green shoots of economic improvement. While optimism sometimes lapsed on concerns that the global recession was more entrenched than originally expected, sentiment improved as the period progressed. Stabilizing economic data and a series of pleasant surprises refueled the market's ascent: China and other major emerging markets experienced better-than-anticipated growth, and both new and existing U.S. homes sales stabilized. Stock prices benefited from corporate news as well. Earnings reports often came in better than expected, although from significantly lowered expectations, as cost-cutting measures cushioned the impact of revenue shortfalls at many companies. However, unemployment remained a concern throughout the period, as well as a mounting budget deficit and the possibility of future inflation.

■  Against this backdrop, the portfolio's emphasis on small-cap and emerging-markets equities, relative to its underlying target allocation ranges, benefited performance. Within the fixed-income allocation, an overweight in high-yield bonds, particularly those with a low implied default rate, also improved results. (An implied default rate is calculated based on expectations of the likelihood a security will default, based on its current price, coupon, yield and expected recovery rate—the final amount a creditor would receive on a defaulted credit.) We lowered the portfolio's overweight in investment-grade debt because of less attractive valuations in that category. However, we maintained the portfolio's overweight in high-yield debt, maintaining our conservative approach by emphasizing high-yield bonds with lower implied default rates. In light of strengthening economic data and strong price improvements in both categories, we plan to reduce the portfolio's exposure and reallocate assets to large-cap and developed international equities in the period ahead.

■  Several of the portfolio's underlying funds outperformed their benchmarks. These included: Columbia Value and Restructuring Fund, Columbia Total Return Bond Fund, Columbia Income Fund, Columbia Contrarian Core Fund, Columbia Acorn USA and

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

2The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

3Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the portfolio. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+21.64%

Class A shares (without sales charge)

+5.59%

Barclays Capital Aggregate Bond Index

+34.02%

S&P 500 Index

9

Portfolio Profile (continued) – Columbia LifeGoal Income and Growth Portfolio

Columbia Short Term Bond Fund. In contrast, Columbia International Value Fund, Columbia Convertible Securities Fund, Columbia Mid Cap Value Fund, Columbia Large Cap Value Fund, Columbia Small Cap Growth Fund II, Columbia High Income Fund and Columbia Mid Cap Growth Fund trailed their benchmarks.

Portfolio Management

Anwiti Bahuguna, PhD, has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2002.

Colin Moore has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2002.

Kent M. Peterson, PhD has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2006.

Marie M. Schofield has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 1990.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Management mutual funds and portfolios.

Columbia LifeGoal Portfolios reserve the right to add or remove underlying funds at any time.

The portfolio is a "fund of funds." A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include, among others, stock market fluctuations due to business and economic developments.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investments in high-yield bonds (commonly known as "junk" bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

10

Performance Information – Columbia LifeGoal Income and Growth Portfolio

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	15,443	14,554
Class B	14,336	14,336
Class C	14,321	14,321
Class R	15,314	n/a
Class Z	15,796	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia LifeGoal Income and Growth Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		R	Z
Inception	10/15/96		08/07/97		10/15/96		01/23/06	10/15/96
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	21.64	14.64	21.13	16.13	21.13	20.13	21.46	21.72
1-year	7.98	1.81	7.22	2.22	7.27	6.27	7.83	8.33
5-year	4.16	2.93	3.38	3.07	3.40	3.40	3.99	4.39
10-year	4.44	3.82	3.67	3.67	3.66	3.66	4.35	4.68

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns shown would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results shown would have been lower.

All results shown assume reinvestment of distributions. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

The inception date of the portfolio's Class R shares is January 23, 2006. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.23
Class B	1.98
Class C	1.98
Class R	1.48
Class Z	0.98

*  The annual operating expense ratio is as stated in the portfolio's prospectus that is current as of the date of this report and includes the expenses incurred by the underlying funds in which the portfolio invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)

Class A	9.61
Class B	9.58
Class C	9.52
Class R	9.62
Class Z	9.52

Distributions declared per share

04/01/09 – 09/30/09 ($)

Class A	0.15
Class B	0.12
Class C	0.12
Class R	0.14
Class Z	0.16

11

Understanding Your Expenses – Columbia LifeGoal Income and Growth Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,216.39	1,022.56	2.78	2.54	0.50
Class B	1,000.00	1,000.00	1,211.28	1,018.80	6.93	6.33	1.25
Class C	1,000.00	1,000.00	1,211.28	1,018.80	6.93	6.33	1.25
Class R	1,000.00	1,000.00	1,214.59	1,021.31	4.16	3.80	0.75
Class Z	1,000.00	1,000.00	1,217.19	1,023.82	1.39	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in expense information in the table above.

12

Portfolio Profile – Columbia LifeGoal Income Portfolio

Summary

■  For the six-month period that ended September 30, 2009, the portfolio's Class A shares returned 14.27% without sales charge. The portfolio outperformed its benchmark, the Barclays Capital U.S. Aggregate 1-3 Years Index1, which returned 3.24%. The portfolio's return was also higher than the 10.01% return for its customized benchmark created by Columbia Management Advisors LLC, blending 80% Barclays Capital U.S. Aggregate 1-3 Years Index and 20% Barclays Capital U.S. Corporate High Yield Bond Index2. The portfolio's return was lower than the 19.44% average return of its peer group, the Lipper Mixed-Asset Target Allocation Conservative Funds Classification3.

■  On August 1, 2009, the portfolio modified its principal investment strategies to allow for greater flexibility to allow the portfolio to allocate its assets among not only Columbia mutual funds and equity and fixed income securities, which would include Treasury Inflation Protected Securities (TIPS), but also (subject to regulatory restrictions) in exchange traded funds (ETFs) and third party-advised funds and other instruments such as commodity-related derivative instruments and futures. To date, the portfolio has not exercised its ability to invest in any of these additional instruments.

■  Stock prices rose sharply during the period and non-Treasury sectors of the bond market were strong performers. Corporate bonds, both investment-grade and high-yield, delivered solid returns. The bond market rally began with investors noting green shoots of economic improvement. While optimism sometimes lapsed on concerns that the global recession was more entrenched than originally expected, sentiment improved as the period progressed. Favorable economic releases and a series of pleasant surprises refueled the market's ascent: China and other major emerging markets experienced better-than-anticipated growth, and both new and existing U.S. homes sales stabilized. Bond prices benefited from low interest rates and an increasing sense of confidence among investors, who favored riskier segments of the market. However, unemployment remained a concern throughout the period, as well as a mounting budget deficit and the possibility of future inflation.

■  Against this backdrop, the portfolio benefited from an emphasis on high-yield bonds, particularly those with a low implied default rate. (An implied default rate is calculated based on expectations of the likelihood a security will default, based on its current price, coupon, yield and expected recovery rate—the final amount a creditor would receive on a defaulted credit.) We reallocated the portfolio's small position in equities during the period, reducing exposure to Columbia Large Cap Value Fund and diversifying the proceeds across Columbia Value and Restructuring Fund and Columbia Disciplined Value Fund. Near the end of the period, we reduced the portfolio's overweight in investment-grade debt, in light of improving economic data as well as less attractive valuations in that category. While the portfolio maintained its overweight in high-yield debt through Columbia High Income Fund, it retained its conservative focus.

■  Several of the portfolio's underlying funds outperformed their benchmarks. These included: Columbia Value and Restructuring Fund, Columbia Total Return Bond Fund, Columbia Income Fund, Columbia Short Term Bond Fund and Columbia Disciplined

1The Barclays Capital U.S. Aggregate 1-3 Years Index is an index of publicly-issued investment-grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years.

2This blend is 80% Barclays Capital U.S. Aggregate 1-3 Years Index and 20% Barclays Capital U.S. Corporate High Yield Bond Index. The Barclays Capital U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in Industrial, Utility, and Finance sectors with a minimum $150 million par amount outstanding and a maturity greater than 1 year. The index includes reinvestment of income.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

3Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the portfolio. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+14.27%

Class A shares (without sales charge)

+3.24%

Barclays Capital U.S. Aggregate 1-3 Years Index

+10.01%

Blended 80% Barclays Capital U.S. Aggregate 1-3 Years Index / 20% Barclays Capital U.S. Corporate High Yield Bond Index

13

Portfolio Profile (continued) – Columbia LifeGoal Income Portfolio

Value Fund. In contrast, Columbia Convertible Securities Fund, Columbia Mid Cap Value Fund, Columbia Large Cap Value Fund and Columbia High Income Fund trailed their benchmarks.

Portfolio Management

Anwiti Bahuguna, PhD, has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2002.

Colin Moore has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2002.

Kent M. Peterson, PhD has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2006.

Marie M. Schofield has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 1990.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Management mutual funds and portfolios.

Columbia LifeGoal Portfolios reserve the right to add or remove underlying funds at any time.

The portfolio is a "fund of funds." A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include, among others, stock market fluctuations due to business and economic developments.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investments in high-yield bonds (commonly known as "junk" bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

14

Performance Information – Columbia LifeGoal Income Portfolio

Performance of a $10,000 investment 09/04/03 – 09/30/09 ($)

Sales charge	without	with
Class A	12,485	12,075
Class B	11,927	11,927
Class C	11,906	11,906
Class Z	12,672	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia LifeGoal Income Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Inception	09/04/03		09/04/03		09/05/03		09/04/03
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	14.27	10.53	13.99	10.99	13.89	12.89	14.55
1-year	8.67	5.14	7.87	4.87	7.77	6.77	8.95
5-year	3.30	2.63	2.54	2.54	2.54	2.54	3.56
Life	3.72	3.15	2.94	2.94	2.91	2.91	3.98

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns shown would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results shown would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.63
Class B	2.38
Class C	2.38
Class Z	1.38

Annual operating expense ratio
after contractual waivers (%)*

Class A	1.24
Class B	1.99
Class C	1.99
Class Z	0.99

*  The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio's prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/10. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)

Class A	9.61
Class B	9.60
Class C	9.58
Class Z	9.61

Distributions declared per share

04/01/09 – 09/30/09 ($)

Class A	0.18
Class B	0.15
Class C	0.15
Class Z	0.20

15

Understanding Your Expenses – Columbia LifeGoal Income Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,142.69	1,021.71	3.60	3.40	0.67
Class B	1,000.00	1,000.00	1,139.88	1,017.95	7.62	7.18	1.42
Class C	1,000.00	1,000.00	1,138.88	1,017.95	7.61	7.18	1.42
Class Z	1,000.00	1,000.00	1,145.50	1,022.96	2.26	2.13	0.42

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in expense information in the table above.

16

Investment Portfolio – Columbia LifeGoal Growth Portfolio

September 30, 2009 (Unaudited)

Investment Companies (a) – 100.1%
	Shares	Value ($)
Columbia Acorn International, Class Z	422,944	13,889,466
Columbia Acorn USA, Class Z	549,563	12,024,431
Columbia Contrarian Core Fund, Class Z	2,143,186	25,353,887
Columbia Convertible Securities Fund, Class Z	681,087	8,513,582
Columbia Disciplined Value Fund, Class Z	1,753,526	17,131,945
Columbia Emerging Markets Fund, Class Z	2,008,444	20,526,299
Columbia International Value Fund, Class Z	1,950,153	28,238,222
Columbia Large Cap Core Fund, Class Z	2,274,561	25,361,352
Columbia Large Cap Growth Fund, Class Z	890,613	17,099,771
Columbia Large Cap Value Fund, Class Z	1,732,835	17,051,099
Columbia Marsico Focused Equities Fund, Class Z	930,186	17,096,818
Columbia Marsico International Opportunities Fund, Class Z	1,298,194	13,786,820
Columbia Mid Cap Growth Fund, Class Z	2,070,987	39,845,784
Columbia Mid Cap Value Fund, Class Z	3,796,376	39,937,875
Columbia Select Large Cap Growth Fund, Class Z	1,792,453	17,046,231
Columbia Small Cap Growth Fund I, Class Z	246,751	5,554,372
Columbia Small Cap Growth Fund II, Class Z	599,105	5,529,736
Columbia Small Cap Value Fund II, Class Z	2,158,586	23,053,697
Columbia U.S. Treasury Index Fund, Class Z	487,170	5,519,640
Columbia Value and Restructuring Fund, Class Z	430,171	17,120,815
Total Investment Companies (cost of $389,150,662)		369,681,842
Total Investments – 100.1% (cost of $389,150,662) (b)		369,681,842
Other Assets & Liabilities, Net – (0.1)%		(407,551)
Net Assets – 100.0%		369,274,291

Notes to Investment Portfolio:

(a)  Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)  Cost for federal income tax purposes is $389,150,662.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund's portfolio as of September 30, 2009.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

17

Investment Portfolio – Columbia LifeGoal Balanced Growth Portfolio

September 30, 2009 (Unaudited)

Investment Companies (a) – 100.1%
	Shares	Value ($)
Columbia Acorn International, Class Z	610,853	20,060,427
Columbia Acorn USA, Class Z	571,105	12,495,784
Columbia Cash Reserves, Capital Class Shares	2	2
Columbia Contrarian Core Fund, Class Z	1,895,038	22,418,299
Columbia Convertible Securities Fund, Class Z	942,976	11,787,197
Columbia Disciplined Value Fund, Class Z	1,539,896	15,044,783
Columbia Emerging Markets Fund, Class Z	2,007,901	20,520,748
Columbia High Income Fund, Class Z	4,807,109	36,293,670
Columbia Income Fund, Class Z	4,380,894	40,698,506
Columbia International Value Fund, Class Z	2,871,540	41,579,895
Columbia Large Cap Core Fund, Class Z	1,997,427	22,271,316
Columbia Large Cap Growth Fund, Class Z	777,352	14,925,152
Columbia Large Cap Value Fund, Class Z	1,518,165	14,938,740
Columbia Marsico Focused Equities Fund, Class Z	818,194	15,038,399
Columbia Marsico International Opportunities Fund, Class Z	1,867,907	19,837,173
Columbia Mid Cap Growth Fund, Class Z	1,370,192	26,362,490
Columbia Mid Cap Value Fund, Class Z	2,495,997	26,257,886
Columbia Select Large Cap Growth Fund, Class Z	1,583,622	15,060,244
Columbia Small Cap Growth Fund I, Class Z	243,153	5,473,363
Columbia Small Cap Growth Fund II, Class Z	588,557	5,432,377
Columbia Small Cap Value Fund II, Class Z	2,165,125	23,123,540
Columbia Total Return Bond Fund, Class Z	13,312,282	128,596,644
Columbia U.S. Treasury Index Fund, Class Z	715,668	8,108,517

	Shares	Value ($)
Columbia Value and Restructuring Fund, Class Z	380,907	15,160,080
Total Investment Companies (cost of $548,062,767)		561,485,232
Total Investments – 100.1% (cost of $548,062,767) (b)		561,485,232
Other Assets & Liabilities, Net – (0.1)%		(592,172)
Net Assets – 100.0%		560,893,060

Notes to Investment Portfolio:

(a)  Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)  Cost for federal income tax purposes is $548,062,767.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund's portfolio as of September 30, 2009.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

18

Investment Portfolio – Columbia LifeGoal Income and Growth Portfolio

September 30, 2009 (Unaudited)

Investment Companies (a) – 100.1%
	Shares	Value ($)
Columbia Acorn International, Class Z	66,521	2,184,546
Columbia Acorn USA, Class Z	68,032	1,488,543
Columbia Cash Reserves, Capital Class Shares	3,646,678	3,646,678
Columbia Contrarian Core Fund, Class Z	225,264	2,664,876
Columbia Convertible Securities Fund, Class Z	474,983	5,937,288
Columbia Disciplined Value Fund, Class Z	185,342	1,810,791
Columbia Emerging Markets Fund, Class Z	366,316	3,743,753
Columbia High Income Fund, Class Z	2,201,411	16,620,653
Columbia Income Fund, Class Z	985,336	9,153,775
Columbia International Value Fund, Class Z	326,092	4,721,810
Columbia Large Cap Core Fund, Class Z	237,618	2,649,439
Columbia Large Cap Growth Fund, Class Z	93,692	1,798,878
Columbia Large Cap Value Fund, Class Z	182,209	1,792,938
Columbia Marsico Focused Equities Fund, Class Z	98,169	1,804,343
Columbia Marsico International Opportunities Fund, Class Z	203,302	2,159,066
Columbia Mid Cap Growth Fund, Class Z	153,455	2,952,472
Columbia Mid Cap Value Fund, Class Z	279,863	2,944,159
Columbia Select Large Cap Growth Fund, Class Z	190,438	1,811,062
Columbia Short Term Bond Fund, Class Z	3,807,110	37,500,029
Columbia Small Cap Growth Fund I, Class Z	24,235	545,540
Columbia Small Cap Growth Fund II, Class Z	60,328	556,824
Columbia Small Cap Value Fund II, Class Z	239,651	2,559,473
Columbia Total Return Bond Fund, Class Z	2,968,796	28,678,566
Columbia U.S. Treasury Index Fund, Class Z	187,506	2,124,441

	Shares	Value ($)
Columbia Value and Restructuring Fund, Class Z	45,584	1,814,249
Total Investment Companies (cost of $138,834,825)		143,664,192
Total Investments – 100.1% (cost of $138,834,825) (b)		143,664,192
Other Assets & Liabilities, Net – (0.1)%		(139,351)
Net Assets – 100.0%		143,524,841

Notes to Investment Portfolio:

(a)  Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)  Cost for federal income tax purposes is $138,834,825.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund's portfolio as of September 30, 2009.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

19

Investment Portfolio – Columbia LifeGoal Income Portfolio

September 30, 2009 (Unaudited)

Investment Companies (a) – 100.1%
	Shares	Value ($)
Columbia Cash Reserves, Capital Class Shares	1,561,172	1,561,172
Columbia Convertible Securities Fund, Class Z	124,774	1,559,669
Columbia Disciplined Value Fund, Class Z	26,272	256,682
Columbia High Income Fund, Class Z	689,039	5,202,241
Columbia Income Fund, Class Z	173,972	1,616,201
Columbia Large Cap Value Fund, Class Z	26,276	258,560
Columbia Mid Cap Value Fund, Class Z	38,158	401,422
Columbia Short Term Bond Fund, Class Z	1,097,182	10,807,239
Columbia Small Cap Value Fund II, Class Z	34,489	368,339
Columbia Total Return Bond Fund, Class Z	533,598	5,154,555
Columbia U.S. Treasury Index Fund, Class Z	41,503	470,227
Columbia Value and Restructuring Fund, Class Z	6,421	255,569
Mortgage- and Asset-Backed Portfolio	370,850	3,374,732
Total Investment Companies (cost of $30,262,190)		31,286,608
Total Investments – 100.1% (cost of $30,262,190) (b)		31,286,608
Other Assets & Liabilities, Net – (0.1)%		(39,799)
Net Assets – 100.0%		31,246,809

Notes to Investment Portfolio:

(a)  Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)  Cost for federal income tax purposes is $30,262,190.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund's portfolio as of September 30, 2009.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

20

Statements of Assets and Liabilities – Columbia LifeGoal Portfolios
September 30, 2009 (Unaudited)

	($)	($)	($)	($)
	Columbia LifeGoal Growth Portfolio	Columbia LifeGoal Balanced Growth Portfolio	Columbia LifeGoal Income and Growth Portfolio	Columbia LifeGoal Income Portfolio
Assets
Affiliated investments, at identified cost	389,150,662	548,062,767	138,834,825	30,262,190
Affiliated investments, at value	369,681,842	561,485,232	143,664,192	31,286,608
Cash	—	2,369	—	—
Receivable for:
Investments sold	—	138,972	57,862	57,354
Portfolio shares sold	442,478	374,599	174,625	5,446
Expense reimbursement due from investment advisor	—	—	—	14,996
Other assets	—	—	—	15,033
Total Assets	370,124,320	562,001,172	143,896,679	31,379,437
Liabilities
Payable for:
Investments purchased	126,542	—	—	—
Portfolio shares repurchased	486,058	682,815	277,175	59,316
Investment advisory fee	74,133	112,971	28,867	1,104
Administration fee	—	—	—	987
Transfer agent fee	—	—	—	3,578
Pricing and bookkeeping fees	—	—	—	2,185
Trustees' fees	—	—	—	27,662
Audit fee	—	—	—	17,367
Custody fee	—	—	—	433
Distribution and service fees	163,296	266,674	65,796	13,912
Chief compliance officer expenses	—	—	—	152
Other liabilities	—	45,652	—	5,932
Total Liabilities	850,029	1,108,112	371,838	132,628
Net Assets	369,274,291	560,893,060	143,524,841	31,246,809
Net Assets Consist of
Paid-in capital	472,796,426	638,327,158	157,629,722	33,464,777
Undistributed (overdistributed) net investment income	(406,265)	43,447	19,517	3,789
Accumulated net realized loss	(83,647,050)	(90,900,010)	(18,953,765)	(3,246,175)
Net unrealized appreciation (depreciation) on investments	(19,468,820)	13,422,465	4,829,367	1,024,418
Net Assets	369,274,291	560,893,060	143,524,841	31,246,809

See Accompanying Notes to Financial Statements.

21

Statements of Assets and Liabilities (continued) – Columbia LifeGoal Portfolios
September 30, 2009 (Unaudited)

	Columbia LifeGoal Growth Portfolio		Columbia LifeGoal Balanced Growth Portfolio		Columbia LifeGoal Income and Growth Portfolio		Columbia LifeGoal Income Portfolio
Class A
Net assets	$164,096,438		$227,950,914		$56,346,054		$13,897,107
Shares outstanding	17,518,748		23,761,712		5,861,266		1,446,525
Net asset value and redemption price per share (a)	$9.37		$9.59		$9.61		$9.61
Maximum sales charge	5.75%		5.75%		5.75%		3.25%
Maximum offering price per share	$9.94	(b)	$10.18	(b)	$10.20	(b)	$9.93	(c)
Class B
Net assets	$94,823,243		$188,830,070		$44,565,071		$7,794,865
Shares outstanding	10,993,018		19,811,979		4,652,018		812,380
Net asset value and offering price per share (a)	$8.63		$9.53		$9.58		$9.60
Class C
Net assets	$65,786,805		$83,162,654		$22,241,074		$5,609,195
Shares outstanding	7,690,470		8,616,948		2,336,031		585,457
Net asset value and offering price per share (a)	$8.55		$9.65		$9.52		$9.58
Class R
Net assets	$1,380,206		$1,518,786		$458,484		—
Shares outstanding	148,323		158,416		47,670		—
Net asset value and offering price per share	$9.31		$9.59		$9.62		—
Class Z
Net assets	$43,187,599		$59,430,636		$19,914,158		$3,945,642
Shares outstanding	4,544,695		6,201,472		2,091,577		410,657
Net asset value and offering price per share	$9.50		$9.58		$9.52		$9.61

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  On sales of $100,000 or more shares the offering price is reduced.

See Accompanying Notes to Financial Statements.

22

Statements of Operations – Columbia LifeGoal Portfolios
For the Six Months Ended September 30, 2009 (Unaudited)

	($)	($)	($)	($)
	Columbia LifeGoal Growth Portfolio	Columbia LifeGoal Balanced Growth Portfolio	Columbia LifeGoal Income and Growth Portfolio	Columbia LifeGoal Income Portfolio
Investment Income
Dividends from affiliates	1,500,829	7,329,684	2,573,396	721,686
Expenses
Investment advisory fee	409,361	636,443	167,381	8,353
Administration fee	—	—	—	20,254
Distribution and service fees:
Class A	180,173	253,116	64,615	16,543
Distribution fee:
Class B	325,617	663,456	162,059	29,098
Class C	223,450	281,470	77,978	20,521
Class R	3,046	5,148	1,121	—
Service fee:
Class B	108,539	221,152	54,020	9,699
Class C	74,483	93,823	25,992	6,833
Transfer agent fee	—	—	—	13,805
Pricing and bookkeeping fees	—	—	—	13,132
Trustees' fees	—	—	—	18,711
Custody fee	—	—	—	2,701
Registration fees	—	—	—	24,384
Audit fee	—	—	—	13,467
Legal fees	—	—	—	21,626
Chief compliance officer expenses	—	—	—	290
Other expenses	—	—	—	13,604
Total Expenses	1,324,669	2,154,608	553,166	233,021
Fees waived or expenses reimbursed by investment advisor and/or administrator	—	—	—	(85,037)
Net Expenses	1,324,669	2,154,608	553,166	147,984
Net Investment Income	176,160	5,175,076	2,020,230	573,702
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on affiliated investments	(8,937,642)	(16,477,788)	(1,166,972)	(293,602)
Net change in unrealized appreciation (depreciation) on investments	116,458,258	149,949,090	24,724,430	3,793,594
Net Gain	107,520,616	133,471,302	23,557,458	3,499,992
Net Increase Resulting from Operations	107,696,776	138,646,378	25,577,688	4,073,694

See Accompanying Notes to Financial Statements.

23

Statements of Changes in Net Assets – Columbia LifeGoal Portfolios

Increase (Decrease) in Net Assets	Columbia LifeGoal Growth Portfolio		Columbia LifeGoal Balanced Growth Portfolio
	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations
Net investment income	176,160	1,351,880	5,175,076	12,188,685
Net realized loss on investments and capital gains distributions received	(8,937,642)	(71,642,109)	(16,477,788)	(70,465,213)
Net change in unrealized appreciation (depreciation) on investments	116,458,258	(112,051,391)	149,949,090	(125,990,158)
Net increase (decrease) resulting from operations	107,696,776	(182,341,620)	138,646,378	(184,266,686)
Distributions to Shareholders
From net investment income:
Class A	(354,759)	(676,822)	(2,470,150)	(5,515,625)
Class B	(72,537)	(278,679)	(1,481,166)	(3,736,680)
Class C	(49,902)	(193,667)	(626,467)	(1,496,200)
Class R	(2,306)	(3,186)	(19,661)	(39,486)
Class Z	(102,921)	(199,526)	(705,517)	(1,365,743)
From net realized gains:
Class A	—	(39,083,644)	—	(26,940,878)
Class B	—	(28,904,759)	—	(26,954,090)
Class C	—	(19,597,408)	—	(10,746,472)
Class R	—	(223,911)	—	(123,428)
Class Z	—	(9,633,365)	—	(4,698,253)
From return of capital:
Class A	—	(119,590)	—	—
Class B	—	(82,772)	—	—
Class C	—	(56,631)	—	—
Class R	—	(860)	—	—
Class Z	—	(29,920)	—	—
Total distributions to shareholders	(582,425)	(99,084,740)	(5,302,961)	(81,616,855)
Net Capital Stock Transactions	(8,855,341)	35,570,771	(9,909,284)	(16,014,725)
Increase from regulatory settlements	7,713	—	—	—
Total increase (decrease) in net assets	98,266,723	(245,855,589)	123,434,133	(281,898,266)
Net Assets
Beginning of period	271,007,568	516,863,157	437,458,927	719,357,193
End of period	369,274,291	271,007,568	560,893,060	437,458,927
Undistributed (overdistributed) net investment income at end of period	(406,265)	—	43,447	171,332

See Accompanying Notes to Financial Statements.

24

Increase (Decrease) in Net Assets	Columbia LifeGoal Income and Growth Portfolio		Columbia LifeGoal Income Portfolio
	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations
Net investment income	2,020,230	4,664,612	573,702	1,249,346
Net realized loss on investments and capital gains distributions received	(1,166,972)	(16,576,091)	(293,602)	(2,348,379)
Net change in unrealized appreciation (depreciation) on investments	24,724,430	(15,800,904)	3,793,594	(1,700,679)
Net increase (decrease) resulting from operations	25,577,688	(27,712,383)	4,073,694	(2,799,712)
Distributions to Shareholders
From net investment income:
Class A	(868,774)	(1,787,275)	(267,691)	(528,217)
Class B	(549,695)	(1,496,820)	(125,784)	(289,485)
Class C	(272,635)	(642,374)	(89,493)	(178,485)
Class R	(6,858)	(13,665)	—	—
Class Z	(320,695)	(728,571)	(99,307)	(252,288)
From net realized gains:
Class A	—	(2,138,677)	—	(52,628)
Class B	—	(2,476,269)	—	(32,624)
Class C	—	(1,034,082)	—	(19,422)
Class R	—	(18,411)	—	—
Class Z	—	(691,717)	—	(25,388)
From return of capital:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Class Z	—	—	—	—
Total distributions to shareholders	(2,018,657)	(11,027,861)	(582,275)	(1,378,537)
Net Capital Stock Transactions	(131,933)	(2,640,145)	(568,901)	(1,032,311)
Increase from regulatory settlements	—	—	—	—
Total increase (decrease) in net assets	23,427,098	(41,380,389)	2,922,518	(5,210,560)
Net Assets
Beginning of period	120,097,743	161,478,132	28,324,291	33,534,851
End of period	143,524,841	120,097,743	31,246,809	28,324,291
Undistributed (overdistributed) net investment income at end of period	19,517	17,944	3,789	12,362

See Accompanying Notes to Financial Statements.

25

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia LifeGoal Growth Portfolio
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,519,755	12,326,883	3,454,524	32,525,153
Distributions reinvested	43,068	335,160	3,505,856	37,286,239
Redemptions	(1,426,604)	(11,836,979)	(5,508,191)	(48,589,833)
Net increase (decrease)	136,219	825,064	1,452,189	21,221,559
Class B
Subscriptions	252,026	1,865,149	817,201	7,608,028
Distributions reinvested	9,590	68,850	2,787,933	27,567,429
Redemptions	(1,299,772)	(9,706,278)	(3,664,323)	(30,142,955)
Net increase (decrease)	(1,038,156)	(7,772,279)	(59,189)	5,032,502
Class C
Subscriptions	436,376	3,277,871	1,747,721	16,328,504
Distributions reinvested	5,627	40,063	1,567,012	15,367,263
Redemptions	(982,945)	(7,380,243)	(3,069,876)	(24,575,462)
Net increase (decrease)	(540,942)	(4,062,309)	244,857	7,120,305
Class R
Subscriptions	41,433	311,890	40,684	338,883
Distributions reinvested	298	2,306	21,524	227,957
Redemptions	(18,485)	(155,782)	(28,559)	(282,138)
Net increase (decrease)	23,246	158,414	33,649	284,702
Class Z
Subscriptions	917,224	7,950,535	1,843,568	14,777,449
Distributions reinvested	7,159	56,483	511,180	5,503,378
Redemptions	(728,729)	(6,011,249)	(2,134,711)	(18,369,124)
Net increase	195,654	1,995,769	220,037	1,911,703

See Accompanying Notes to Financial Statements.

26

	Columbia LifeGoal Balanced Growth Portfolio
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	2,351,077	20,399,135	4,291,111	39,976,547
Distributions reinvested	262,945	2,320,441	3,112,699	30,437,602
Redemptions	(2,051,354)	(17,763,051)	(8,457,706)	(73,707,271)
Net increase (decrease)	562,668	4,956,525	(1,053,896)	(3,293,122)
Class B
Subscriptions	426,815	3,583,126	1,510,474	14,118,684
Distributions reinvested	161,654	1,405,581	2,960,121	29,013,590
Redemptions	(2,272,470)	(19,373,708)	(8,006,306)	(68,629,338)
Net increase (decrease)	(1,684,001)	(14,385,001)	(3,535,711)	(25,497,064)
Class C
Subscriptions	713,570	6,254,620	1,758,967	16,578,329
Distributions reinvested	57,333	505,392	961,892	9,540,633
Redemptions	(953,702)	(8,205,715)	(3,801,694)	(33,379,383)
Net increase (decrease)	(182,799)	(1,445,703)	(1,080,835)	(7,260,421)
Class R
Subscriptions	34,549	285,458	125,717	1,150,078
Distributions reinvested	2,264	19,661	17,084	162,914
Redemptions	(105,601)	(1,006,113)	(26,244)	(237,623)
Net increase (decrease)	(68,788)	(700,994)	116,557	1,075,369
Class Z
Subscriptions	748,531	6,508,370	3,371,764	31,627,836
Distributions reinvested	62,429	551,743	506,774	4,879,824
Redemptions	(617,528)	(5,394,224)	(1,983,230)	(17,547,147)
Net increase	193,432	1,665,889	1,895,308	18,960,513

See Accompanying Notes to Financial Statements.

27

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia LifeGoal Income and Growth Portfolio
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,023,201	9,115,366	2,073,776	18,288,125
Distributions reinvested	80,597	738,658	381,961	3,562,465
Redemptions	(822,289)	(7,378,113)	(2,105,575)	(18,655,380)
Net increase (decrease)	281,509	2,475,911	350,162	3,195,210
Class B
Subscriptions	135,179	1,190,021	770,389	6,937,048
Distributions reinvested	55,115	501,772	388,937	3,656,519
Redemptions	(567,513)	(5,056,942)	(2,552,583)	(22,444,006)
Net decrease	(377,219)	(3,365,149)	(1,393,257)	(11,850,439)
Class C
Subscriptions	259,334	2,298,252	729,163	6,566,710
Distributions reinvested	24,828	224,672	141,359	1,316,982
Redemptions	(256,327)	(2,293,726)	(1,134,246)	(9,870,305)
Net increase (decrease)	27,835	229,198	(263,724)	(1,986,613)
Class R
Subscriptions	15,603	138,137	15,285	136,565
Distributions reinvested	751	6,858	3,424	32,076
Redemptions	(13,219)	(122,580)	(17,563)	(157,356)
Net increase	3,135	22,415	1,146	11,285
Class Z
Subscriptions	338,118	3,005,343	2,090,216	19,404,505
Distributions reinvested	24,312	220,991	105,495	967,099
Redemptions	(316,113)	(2,720,642)	(1,470,029)	(12,381,192)
Net increase (decrease)	46,317	505,692	725,682	7,990,412

See Accompanying Notes to Financial Statements.

28

	Columbia LifeGoal Income Portfolio
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	257,613	2,320,137	483,618	4,352,189
Distributions reinvested	24,585	226,034	52,394	477,949
Redemptions	(151,223)	(1,409,894)	(638,467)	(5,860,303)
Net increase (decrease)	130,975	1,136,277	(102,455)	(1,030,165)
Class B
Subscriptions	44,152	397,989	341,660	3,079,717
Distributions reinvested	11,723	107,494	29,995	272,820
Redemptions	(115,489)	(1,054,437)	(400,796)	(3,631,237)
Net decrease	(59,614)	(548,954)	(29,141)	(278,700)
Class C
Subscriptions	70,480	644,735	258,374	2,290,418
Distributions reinvested	7,918	72,519	17,439	157,675
Redemptions	(89,680)	(826,177)	(181,977)	(1,630,292)
Net increase (decrease)	(11,282)	(108,923)	93,836	817,801
Class R
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—
Net increase	—	—	—	—
Class Z
Subscriptions	118,015	1,102,496	338,678	3,057,723
Distributions reinvested	6,282	57,816	19,946	183,722
Redemptions	(235,137)	(2,207,613)	(428,497)	(3,782,692)
Net increase (decrease)	(110,840)	(1,047,301)	(69,873)	(541,247)

See Accompanying Notes to Financial Statements.

29

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$6.68		$13.24		$14.69		$13.92	$12.19	$11.28
Income from Investment Operations:
Net investment income (b)	0.02		0.06		0.05		0.07	0.05	0.04
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.69		(4.12)		(0.59)		1.38	2.34	0.95
Total from investment operations	2.71		(4.06)		(0.54)		1.45	2.39	0.99
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.03)		(0.05)		(0.05)	(0.09)	(0.08)
From net realized gains	—		(2.46)		(0.86)		(0.63)	(0.57)	—
From return of capital	—		(0.01)		—		—	—	—
Total distributions to shareholders	(0.02)		(2.50)		(0.91)		(0.68)	(0.66)	(0.08)
Increase from regulatory settlements	—	(c)	—		—		—	—	—
Net Asset Value, End of Period	$9.37		$6.68		$13.24		$14.69	$13.92	$12.19
Total return (d)	40.63	%(e)	(37.62)%		(4.31)%		10.74%	20.01%	8.76%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.50	%(g)	0.50	%(h)	0.50	%(h)	0.50%	0.50%	0.50%
Net investment income	0.42	%(g)	0.68	%(h)	0.31	%(h)	0.31%	0.37%	0.37%
Portfolio turnover rate	11	%(e)	45%		21%		8%	30%	13%
Net assets, end of period (000s)	$164,096		$116,169		$210,861		$206,715	$142,967	$93,070

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

30

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$6.17		$12.46		$13.93		$13.28	$11.72	$10.91
Income from Investment Operations:
Net investment loss (b)	(0.01)		(0.01)		(0.06)		(0.04)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.48		(3.80)		(0.55)		1.32	2.25	0.91
Total from investment operations	2.47		(3.81)		(0.61)		1.28	2.20	0.87
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.01)		—		—	(0.07)	(0.06)
From net realized gains	—		(2.46)		(0.86)		(0.63)	(0.57)	—
From return of capital	—		(0.01)		—		—	—	—
Total distributions to shareholders	(0.01)		(2.48)		(0.86)		(0.63)	(0.64)	(0.06)
Increase from regulatory settlements	—	(c)	—		—		—	—	—
Net Asset Value, End of Period	$8.63		$6.17		$12.46		$13.93	$13.28	$11.72
Total return (d)	39.99	%(e)	(37.99)%		(5.08)%		9.90%	19.13%	7.95%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.25	%(g)	1.25	%(h)	1.25	%(h)	1.25%	1.25%	1.25%
Net investment loss	(0.33	)%(g)	(0.09	)%(h)	(0.46	)%(h)	(0.45)%	(0.38)%	(0.38)%
Portfolio turnover rate	11	%(e)	45%		21%		8%	30%	13%
Net assets, end of period (000s)	$94,823		$74,197		$150,705		$170,971	$153,920	$119,995

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

31

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$6.12		$12.38		$13.85		$13.20	$11.66	$10.85
Income from Investment Operations:
Net investment loss (b)	(0.01)		(0.01)		(0.06)		(0.04)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.45		(3.77)		(0.55)		1.32	2.23	0.91
Total from investment operations	2.44		(3.78)		(0.61)		1.28	2.18	0.87
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.01)		—		—	(0.07)	(0.06)
From net realized gains	—		(2.46)		(0.86)		(0.63)	(0.57)	—
From return of capital	—		(0.01)		—		—	—	—
Total distributions to shareholders	(0.01)		(2.48)		(0.86)		(0.63)	(0.64)	(0.06)
Increase from regulatory settlements	—	(c)	—		—		—	—	—
Net Asset Value, End of Period	$8.55		$6.12		$12.38		$13.85	$13.20	$11.66
Total return (d)	39.83	%(e)	(37.99)%		(5.11)%		9.97%	19.06%	8.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.25	%(g)	1.25	%(h)	1.25	%(h)	1.25%	1.25%	1.25%
Net investment loss	(0.34	)%(g)	(0.09	)%(h)	(0.41	)%(h)	(0.43)%	(0.38)%	(0.38)%
Portfolio turnover rate	11	%(e)	45%		21%		8%	30%	13%
Net assets, end of period (000s)	$65,787		$50,343		$98,889		$96,558	$66,261	$36,008

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

32

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,					Period Ended March 31,
Class R Shares	2009		2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$6.64		$13.19		$14.67		$13.92	$13.19
Income from Investment Operations:
Net investment income (loss) (b)	0.01		0.04		0.02		0.14	(0.03)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.68		(4.10)		(0.60)		1.27	0.76
Total from investment operations	2.69		(4.06)		(0.58)		1.41	0.73
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.02)		(0.04)		(0.03)	—
From net realized gains	—		(2.46)		(0.86)		(0.63)	—
From return of capital	—		(0.01)		—		—	—
Total distributions to shareholders	(0.02)		(2.49)		(0.90)		(0.66)	—
Increase from regulatory settlements	—	(c)	—		—		—	—
Net Asset Value, End of Period	$9.31		$6.64		$13.19		$14.67	$13.92
Total return (d)	40.49	%(e)	(37.76)%		(4.65)%		10.45%	5.53	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.75	%(g)	0.75	%(h)	0.75	%(h)	0.75%	0.75	%(g)
Net investment income (loss)	0.16	%(g)	0.45	%(h)	0.12	%(h)	0.76%	(1.15	)%(g)
Portfolio turnover rate	11	%(e)	45%		21%		8%	30	%(e)
Net assets, end of period (000s)	$1,380		$831		$1,206		$1,169	$10

(a)  The Portfolio's Class R shares commenced operations on January 23, 2006.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

33

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$6.78		$13.37		$14.80		$14.01	$12.24	$11.30
Income from Investment Operations:
Net investment income (b)	0.03		0.09		0.16		0.10	0.08	0.07
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.71		(4.17)		(0.66)		1.40	2.36	0.96
Total from investment operations	2.74		(4.08)		(0.50)		1.50	2.44	1.03
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.04)		(0.07)		(0.08)	(0.10)	(0.09)
From net realized gains	—		(2.46)		(0.86)		(0.63)	(0.57)	—
From return of capital	—		(0.01)		—		—	—	—
Total distributions to shareholders	(0.02)		(2.51)		(0.93)		(0.71)	(0.67)	(0.09)
Increase from regulatory settlements	—	(c)	—		—		—	—	—
Net Asset Value, End of Period	$9.50		$6.78		$13.37		$14.80	$14.01	$12.24
Total return (d)	40.56	%(e)	(37.38)%		(4.02)%		11.01%	20.33%	9.07%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.25	%(g)	0.25	%(h)	0.25	%(h)	0.25%	0.25%	0.25%
Net investment income	0.66	%(g)	0.90	%(h)	1.07	%(h)	0.55%	0.62%	0.62%
Portfolio turnover rate	11	%(e)	45%		21%		8%	30%	13%
Net assets, end of period (000s)	$43,188		$29,467		$55,202		$252,536	$188,132	$132,748

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

34

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$7.33		$11.36		$12.38		$11.86	$11.50	$11.20
Income from Investment Operations:
Net investment income (b)	0.10		0.22		0.25		0.26	0.22	0.16
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.27		(2.91)		(0.45)		0.88	1.08	0.47
Total from investment operations	2.37		(2.69)		(0.20)		1.14	1.30	0.63
Less Distributions to Shareholders:
From net investment income	(0.11)		(0.22)		(0.25)		(0.26)	(0.27)	(0.22)
From net realized gains	—		(1.12)		(0.57)		(0.36)	(0.67)	(0.11)
Total distributions to shareholders	(0.11)		(1.34)		(0.82)		(0.62)	(0.94)	(0.33)
Net Asset Value, End of Period	$9.59		$7.33		$11.36		$12.38	$11.86	$11.50
Total return (c)	32.40	%(d)	(26.48)%		(1.99)%		9.95%	11.75%	5.75%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.50	%(f)	0.50	%(g)	0.50	%(g)	0.50%	0.50%	0.50%
Net investment income	2.38	%(f)	2.44	%(g)	2.05	%(g)	2.17%	1.89%	1.45%
Portfolio turnover rate	14	%(d)	47%		18%		18%	46%	17%
Net assets, end of period (000s)	$227,951		$170,155		$275,576		$266,506	$219,302	$156,938

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

35

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$7.29		$11.30		$12.31		$11.81	$11.45	$11.16
Income from Investment Operations:
Net investment income (b)	0.07		0.15		0.16		0.17	0.13	0.08
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.24		(2.89)		(0.44)		0.86	1.08	0.46
Total from investment operations	2.31		(2.74)		(0.28)		1.03	1.21	0.54
Less Distributions to Shareholders:
From net investment income	(0.07)		(0.15)		(0.16)		(0.17)	(0.18)	(0.14)
From net realized gains	—		(1.12)		(0.57)		(0.36)	(0.67)	(0.11)
Total distributions to shareholders	(0.07)		(1.27)		(0.73)		(0.53)	(0.85)	(0.25)
Net Asset Value, End of Period	$9.53		$7.29		$11.30		$12.31	$11.81	$11.45
Total return (c)	31.82	%(d)	(27.01)%		(2.66)%		9.00%	10.99%	4.94%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	1.25	%(f)	1.25	%(g)	1.25	%(g)	1.25%	1.25%	1.25%
Net investment income	1.63	%(f)	1.67	%(g)	1.28	%(g)	1.42%	1.14%	0.70%
Portfolio turnover rate	14	%(d)	47%		18%		18%	46%	17%
Net assets, end of period (000s)	$188,830		$156,679		$282,912		$325,190	$318,564	$271,691

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

36

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$7.38		$11.43		$12.44		$11.92	$11.56	$11.26
Income from Investment Operations:
Net investment income (b)	0.07		0.15		0.16		0.17	0.14	0.08
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.27		(2.93)		(0.44)		0.88	1.07	0.47
Total from investment operations	2.34		(2.78)		(0.28)		1.05	1.21	0.55
Less Distributions to Shareholders:
From net investment income	(0.07)		(0.15)		(0.16)		(0.17)	(0.18)	(0.14)
From net realized gains	—		(1.12)		(0.57)		(0.36)	(0.67)	(0.11)
Total distributions to shareholders	(0.07)		(1.27)		(0.73)		(0.53)	(0.85)	(0.25)
Net Asset Value, End of Period	$9.65		$7.38		$11.43		$12.44	$11.92	$11.56
Total return (c)	31.84	%(d)	(27.05)%		(2.63)%		9.09%	10.88%	4.99%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	1.25	%(f)	1.25	%(g)	1.25	%(g)	1.25%	1.25%	1.25%
Net investment income	1.62	%(f)	1.67	%(g)	1.30	%(g)	1.42%	1.14%	0.70%
Portfolio turnover rate	14	%(d)	47%		18%		18%	46%	17%
Net assets, end of period (000s)	$83,163		$64,940		$112,902		$118,747	$98,160	$62,615

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

37

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,					Period Ended March 31,
Class R Shares	2009		2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$7.33		$11.36		$12.37		$11.86	$11.59
Income from Investment Operations:
Net investment income (b)	0.09		0.22		0.21		0.29	0.03
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.26		(2.94)		(0.43)		0.81	0.28
Total from investment operations	2.35		(2.72)		(0.22)		1.10	0.31
Less Distributions to Shareholders:
From net investment income	(0.09)		(0.19)		(0.22)		(0.23)	(0.04)
From net realized gains	—		(1.12)		(0.57)		(0.36)	—
Total distributions to shareholders	(0.09)		(1.31)		(0.79)		(0.59)	(0.04)
Net Asset Value, End of Period	$9.59		$7.33		$11.36		$12.37	$11.86
Total return (c)	32.24	%(d)	(26.67)%		(2.15)%		9.59%	2.68	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.75	%(f)	0.75	%(g)	0.75	%(g)	0.75%	0.75	%(f)
Net investment income	2.08	%(f)	2.48	%(g)	1.69	%(g)	2.34%	1.13	%(f)
Portfolio turnover rate	14	%(d)	47%		18%		18%	46	%(d)
Net assets, end of period (000s)	$1,519		$1,666		$1,257		$1,916	$10

(a)  The Portfolio's Class R shares commenced operations on January 23, 2006.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

38

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$7.33		$11.36		$12.35		$11.84	$11.48	$11.18
Income from Investment Operations:
Net investment income (b)	0.11		0.25		0.34		0.29	0.25	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.26		(2.92)		(0.47)		0.87	1.08	0.47
Total from investment operations	2.37		(2.67)		(0.13)		1.16	1.33	0.66
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.24)		(0.29)		(0.29)	(0.30)	(0.25)
From net realized gains	—		(1.12)		(0.57)		(0.36)	(0.67)	(0.11)
Total distributions to shareholders	(0.12)		(1.36)		(0.86)		(0.65)	(0.97)	(0.36)
Net Asset Value, End of Period	$9.58		$7.33		$11.36		$12.35	$11.84	$11.48
Total return (c)	32.42	%(d)	(26.28)%		(1.49)%		10.15%	12.05%	6.02%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.25	%(f)	0.25	%(g)	0.25	%(g)	0.25%	0.25%	0.25%
Net investment income	2.62	%(f)	2.83	%(g)	2.68	%(g)	2.42%	2.14%	1.70%
Portfolio turnover rate	14	%(d)	47%		18%		18%	46%	17%
Net assets, end of period (000s)	$59,431		$44,020		$46,711		$292,939	$251,980	$220,296

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

39

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$8.03		$10.40		$11.04		$10.80	$11.04	$11.11
Income from Investment Operations:
Net investment income (b)	0.15		0.33		0.36		0.34	0.28	0.23
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.58		(1.97)		(0.30)		0.50	0.54	0.10
Total from investment operations	1.73		(1.64)		0.06		0.84	0.82	0.33
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.33)		(0.36)		(0.34)	(0.32)	(0.28)
From net realized gains	—		(0.40)		(0.34)		(0.26)	(0.74)	(0.12)
Total distributions to shareholders	(0.15)		(0.73)		(0.70)		(0.60)	(1.06)	(0.40)
Net Asset Value, End of Period	$9.61		$8.03		$10.40		$11.04	$10.80	$11.04
Total return (c)	21.64	%(d)	(16.58)%		0.34%		8.07%	7.91%	3.05%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.50	%(f)	0.50	%(g)	0.50	%(g)	0.50%	0.50%	0.50%
Interest expense	—		—	%(h)	—		—	—	—
Net expenses (e)	0.50	%(f)	0.50	%(g)	0.50	%(g)	0.50%	0.50%	0.50%
Net investment income	3.34	%(f)	3.59	%(g)	3.29	%(g)	3.15%	2.61%	2.03%
Portfolio turnover rate	19	%(d)	52%		20%		25%	30%	34%
Net assets, end of period (000s)	$56,346		$44,825		$54,370		$50,829	$48,112	$42,816

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

40

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$8.01		$10.36		$11.00		$10.77	$11.01	$11.08
Income from Investment Operations:
Net investment income (b)	0.12		0.26		0.28		0.26	0.20	0.14
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.57		(1.95)		(0.31)		0.49	0.54	0.11
Total from investment operations	1.69		(1.69)		(0.03)		0.75	0.74	0.25
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.26)		(0.27)		(0.26)	(0.24)	(0.20)
From net realized gains	—		(0.40)		(0.34)		(0.26)	(0.74)	(0.12)
Total distributions to shareholders	(0.12)		(0.66)		(0.61)		(0.52)	(0.98)	(0.32)
Net Asset Value, End of Period	$9.58		$8.01		$10.36		$11.00	$10.77	$11.01
Total return (c)	21.13	%(d)	(17.09)%		(0.41)%		7.20%	7.12%	2.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	1.25	%(f)	1.25	%(g)	1.25	%(g)	1.25%	1.25%	1.25%
Interest expense	—		—	%(h)	—		—	—	—
Net expenses (e)	1.25	%(f)	1.25	%(g)	1.25	%(g)	1.25%	1.25%	1.25%
Net investment income	2.58	%(f)	2.80	%(g)	2.53	%(g)	2.39%	1.86%	1.28%
Portfolio turnover rate	19	%(d)	52%		20%		25%	30%	34%
Net assets, end of period (000s)	$44,565		$40,270		$66,558		$75,119	$82,098	$85,762

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

41

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$7.96		$10.30		$10.94		$10.71	$10.96	$11.03
Income from Investment Operations:
Net investment income (b)	0.12		0.26		0.28		0.26	0.20	0.14
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.56		(1.94)		(0.31)		0.49	0.53	0.11
Total from investment operations	1.68		(1.68)		(0.03)		0.75	0.73	0.25
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.26)		(0.27)		(0.26)	(0.24)	(0.20)
From net realized gains	—		(0.40)		(0.34)		(0.26)	(0.74)	(0.12)
Total distributions to shareholders	(0.12)		(0.66)		(0.61)		(0.52)	(0.98)	(0.32)
Net Asset Value, End of Period	$9.52		$7.96		$10.30		$10.94	$10.71	$10.96
Total return (c)	21.13	%(d)	(17.09)%		(0.41)%		7.24%	7.06%	2.32%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	1.25	%(f)	1.25	%(g)	1.25	%(g)	1.25%	1.25%	1.25%
Interest expense	—		—	%(h)	—		—	—	—
Net expenses (e)	1.25	%(f)	1.25	%(g)	1.25	%(g)	1.25%	1.25%	1.25%
Net investment income	2.59	%(f)	2.81	%(g)	2.55	%(g)	2.41%	1.86%	1.28%
Portfolio turnover rate	19	%(d)	52%		20%		25%	30%	34%
Net assets, end of period (000s)	$22,241		$18,370		$26,501		$24,367	$21,104	$17,708

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

42

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,					Period Ended March 31,
Class R Shares	2009		2009		2008		2007	2006 (a)
Net Asset Value, Beginning of Period	$8.04		$10.40		$11.04		$10.80	$10.69
Income from Investment Operations:
Net investment income (b)	0.14		0.31		0.32		0.36	0.05
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.58		(1.96)		(0.29)		0.46	0.12
Total from investment operations	1.72		(1.65)		0.03		0.82	0.17
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.31)		(0.33)		(0.32)	(0.06)
From net realized gains	—		(0.40)		(0.34)		(0.26)	—
Total distributions to shareholders	(0.14)		(0.71)		(0.67)		(0.58)	(0.06)
Net Asset Value, End of Period	$9.62		$8.04		$10.40		$11.04	$10.80
Total return (c)	21.46	%(d)	(16.69)%		0.09%		7.80%	1.62	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.75	%(f)	0.75	%(g)	0.75	%(g)	0.75%	0.75	%(f)
Interest expense	—		—	%(h)	—		—	—
Net expenses (e)	0.75	%(f)	0.75	%(g)	0.75	%(g)	0.75%	0.75	%(f)
Net investment income	3.08	%(f)	3.34	%(g)	2.93	%(g)	3.25%	2.61	%(f)
Portfolio turnover rate	19	%(d)	52%		20%		25%	30	%(d)
Net assets, end of period (000s)	$458		$358		$451		$896	$10

(a)  The Portfolio's Class R shares commenced operations on January 23, 2006.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

43

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$7.96		$10.30		$10.96		$10.73	$10.97	$11.04
Income from Investment Operations:
Net investment income (b)	0.16		0.35		0.42		0.37	0.31	0.25
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.56		(1.93)		(0.36)		0.49	0.54	0.11
Total from investment operations	1.72		(1.58)		0.06		0.86	0.85	0.36
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.36)		(0.38)		(0.37)	(0.35)	(0.31)
From net realized gains	—		(0.40)		(0.34)		(0.26)	(0.74)	(0.12)
Total distributions to shareholders	(0.16)		(0.76)		(0.72)		(0.63)	(1.09)	(0.43)
Net Asset Value, End of Period	$9.52		$7.96		$10.30		$10.96	$10.73	$10.97
Total return (c)	21.72	%(d)	(16.23)%		0.40%		8.30%	8.22%	3.32%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (e)	0.25	%(f)	0.25	%(g)	0.25	%(g)	0.25%	0.25%	0.25%
Interest expense	—		—	%(h)	—		—	—	—
Net expenses (e)	0.25	%(f)	0.25	%(g)	0.25	%(g)	0.25%	0.25%	0.25%
Net investment income	3.58	%(f)	3.98	%(g)	3.78	%(g)	3.42%	2.86%	2.28%
Portfolio turnover rate	19	%(d)	52%		20%		25%	30%	34%
Net assets, end of period (000s)	$19,914		$16,275		$13,598		$68,749	$66,806	$56,897

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

44

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009	2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$8.58		$9.83	$10.22		$9.99	$10.07	$10.31
Income from Investment Operations:
Net investment income (b)	0.18		0.38	0.44		0.42	0.38	0.31
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.03		(1.19)	(0.38)		0.25	(0.06)	(0.09)
Total from investment operations	1.21		(0.81)	0.06		0.67	0.32	0.22
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.40)	(0.43)		(0.43)	(0.38)	(0.42)
From net realized gains	—		(0.04)	(0.02)		(0.01)	(0.02)	(0.04)
Total distributions to shareholders	(0.18)		(0.44)	(0.45)		(0.44)	(0.40)	(0.46)
Net Asset Value, End of Period	$9.61		$8.58	$9.83		$10.22	$9.99	$10.07
Total return (c)(d)	14.27	%(e)	(8.37)%	0.60%		6.91%	3.22%	2.12%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.67	%(g)	0.67%	0.67	%(h)	0.67%	0.67%	0.67%
Waiver/Reimbursement	0.55	%(g)	0.39%	0.47%		0.54%	0.37%	0.45%
Net investment income	3.98	%(g)	4.40%	4.34	%(h)	4.19%	3.60%	3.01%
Portfolio turnover rate	15	%(e)	51%	24%		42%	19%	48%
Net assets, end of period (000s)	$13,897		$11,281	$13,941		$15,240	$15,687	$25,211

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

45

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009	2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$8.56		$9.82	$10.21		$9.98	$10.06	$10.30
Income from Investment Operations:
Net investment income (b)	0.15		0.31	0.36		0.35	0.29	0.24
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.04		(1.20)	(0.37)		0.25	(0.05)	(0.10)
Total from investment operations	1.19		(0.89)	(0.01)		0.60	0.24	0.14
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.33)	(0.36)		(0.36)	(0.30)	(0.34)
From net realized gains	—		(0.04)	(0.02)		(0.01)	(0.02)	(0.04)
Total distributions to shareholders	(0.15)		(0.37)	(0.38)		(0.37)	(0.32)	(0.38)
Net Asset Value, End of Period	$9.60		$8.56	$9.82		$10.21	$9.98	$10.06
Total return (c)(d)	13.99	%(e)	(9.17)%	(0.15)%		6.13%	2.44%	1.35%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.42	%(g)	1.42%	1.42	%(h)	1.42%	1.42%	1.42%
Waiver/Reimbursement	0.55	%(g)	0.39%	0.47%		0.54%	0.37%	0.45%
Net investment income	3.20	%(g)	3.66%	3.58	%(h)	3.43%	2.85%	2.36%
Portfolio turnover rate	15	%(e)	51%	24%		42%	19%	48%
Net assets, end of period (000s)	$7,795		$7,467	$8,849		$9,591	$10,946	$12,740

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

46

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009	2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$8.55		$9.81	$10.19		$9.97	$10.05	$10.28
Income from Investment Operations:
Net investment income (b)	0.15		0.31	0.36		0.35	0.30	0.24
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.03		(1.20)	(0.36)		0.24	(0.06)	(0.09)
Total from investment operations	1.18		(0.89)	0.00		0.59	0.24	0.15
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.33)	(0.36)		(0.36)	(0.30)	(0.34)
From net realized gains	—		(0.04)	(0.02)		(0.01)	(0.02)	(0.04)
Total distributions to shareholders	(0.15)		(0.37)	(0.38)		(0.37)	(0.32)	(0.38)
Net Asset Value, End of Period	$9.58		$8.55	$9.81		$10.19	$9.97	$10.05
Total return (c)(d)	13.89	%(e)	(9.18)%	(0.05)%		6.03%	2.45%	1.46%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.42	%(g)	1.42%	1.42	%(h)	1.42%	1.42%	1.42%
Waiver/Reimbursement	0.55	%(g)	0.39%	0.47%		0.54%	0.37%	0.45%
Net investment income	3.21	%(g)	3.70%	3.59	%(h)	3.44%	2.85%	2.36%
Portfolio turnover rate	15	%(e)	51%	24%		42%	19%	48%
Net assets, end of period (000s)	$5,609		$5,104	$4,932		$4,734	$6,082	$9,881

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

47

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009	2008		2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$8.57		$9.83	$10.22		$10.00	$10.08	$10.31
Income from Investment Operations:
Net investment income (b)	0.19		0.42	0.46		0.46	0.38	0.32
Net realized and unrealized gain (loss) on investments and capital gains distributions received	1.05		(1.21)	(0.37)		0.23	(0.04)	(0.07)
Total from investment operations	1.24		(0.79)	0.09		0.69	0.34	0.25
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.43)	(0.46)		(0.46)	(0.40)	(0.44)
From net realized gains	—		(0.04)	(0.02)		(0.01)	(0.02)	(0.04)
Total distributions to shareholders	(0.20)		(0.47)	(0.48)		(0.47)	(0.42)	(0.48)
Net Asset Value, End of Period	$9.61		$8.57	$9.83		$10.22	$10.00	$10.08
Total return (c)(d)	14.55	%(e)	(8.25)%	0.85%		7.07%	3.47%	2.47%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.42	%(g)	0.42%	0.42	%(h)	0.42%	0.42%	0.42%
Waiver/Reimbursement	0.55	%(g)	0.39%	0.47%		0.54%	0.37%	0.45%
Net investment income	4.23	%(g)	4.60%	4.57	%(h)	4.50%	3.85%	3.26%
Portfolio turnover rate	15	%(e)	51%	24%		42%	19%	48%
Net assets, end of period (000s)	$3,946		$4,472	$5,813		$3,731	$403	$667

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Does not include expenses of the underlying investment companies in which the Portfolio invests. If these expenses were included, the expense ratios would have been higher.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

48

Notes to Financial Statements – Columbia LifeGoal Portfolios
September 30, 2009 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to the following series of the Trust (each, a "Portfolio" and collectively, the "Portfolios"):

Columbia LifeGoal Growth Portfolio

Columbia LifeGoal Balanced Growth Portfolio

Columbia LifeGoal Income and Growth Portfolio

Columbia LifeGoal Income Portfolio

Investment Objectives

Columbia LifeGoal Growth Portfolio seeks capital appreciation. Columbia LifeGoal Balanced Growth Portfolio seeks total return, consisting of capital appreciation and current income. Columbia LifeGoal Income and Growth Portfolio seek total return, consisting of current income and modest capital appreciation. Columbia LifeGoal Income Portfolio seeks current income, consistent with relative stability of principal.

The Portfolios normally invest most of their assets in Class Z shares of other mutual funds advised by Columbia Management Advisors, LLC ("Columbia") and/or its affiliates, exchange traded funds and third party-advised funds (collectively, "Underlying Funds"), equity and fixed income securities, including Treasury Inflation Protected Securities, and other instruments such as derivatives. The financial statements of the Underlying Funds in which the Portfolios invest should be read in conjunction with the Portfolios' financial statements.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. Columbia LifeGoal Income Portfolio offers four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio each offer five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Portfolios no longer accept investments from new or existing investors in the Portfolios' Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of each Portfolio and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% for each Portfolio with the exception of Columbia LifeGoal Income Portfolio. Columbia LifeGoal Income Portfolio is subject to a maximum front-end sales charge of 3.25% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% (3.00% for Columbia LifeGoal Income Portfolio) based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in each Portfolio's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through November 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures except as disclosed in Note 10.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

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Columbia LifeGoal Portfolios, September 30, 2009 (Unaudited) (continued)

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date. Exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Exchange-traded funds for which there were no sales during the day are valued at the latest bid price on such exchanges.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Portfolios and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio are charged to such Portfolio.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolios on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

Each Portfolio intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly for each Portfolio, except Columbia LifeGoal Income Portfolio for which distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A

50

Columbia LifeGoal Portfolios, September 30, 2009 (Unaudited) (continued)

Portfolio's maximum exposure under these arrangements is unknown because this would involve future claims against a Portfolio. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolios expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2009 was as follows:

	Ordinary Income*	Long-term Capital Gains	Tax Return of Capital
Columbia LifeGoal Growth Portfolio	$1,646,065	$97,148,901	$289,773
Columbia LifeGoal Balanced Growth Portfolio	12,535,145	69,081,710	—
Columbia LifeGoal Income and Growth Portfolio	4,759,661	6,268,200	—
Columbia LifeGoal Income Portfolio	1,253,743	124,795	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia LifeGoal Growth Portfolio	$42,547,991	$(62,016,811)	$(19,468,820)
Columbia LifeGoal Balanced Growth Portfolio	59,680,870	(46,258,405)	13,422,465
Columbia LifeGoal Income and Growth Portfolio	10,121,205	(5,291,838)	4,829,367
Columbia LifeGoal Income Portfolio	1,741,712	(717,294)	1,024,418

The following capital loss carryforwards, determined as of March 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration	Capital Loss Carryforward
Columbia LifeGoal Growth Portfolio	2017	$40,958,553
Columbia LifeGoal Balanced Growth Portfolio	2017	27,410,771
Columbia LifeGoal Income and Growth Portfolio	2017	2,817,485
Columbia LifeGoal Income Portfolio	2017	425,616

Management is required to determine whether a tax position of the Portfolios is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Portfolio is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolios' federal tax returns for the prior three fiscal years

51

Columbia LifeGoal Portfolios, September 30, 2009 (Unaudited) (continued)

remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Portfolios.

In rendering investment advisory services to the Portfolios, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on each Portfolio's average daily net assets at the following annual rates:

Annual Fee Rate
Columbia LifeGoal Growth Portfolio	0.25%
Columbia LifeGoal Balanced Growth Portfolio	0.25%
Columbia LifeGoal Income and Growth Portfolio	0.25%
Columbia LifeGoal Income Portfolio	0.50%*

*  Columbia is entitled to receive an investment advisory fee based on Columbia LifeGoal Income Portfolio's assets that are invested in individual securities and the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio, each of which is a series of the Trust. Columbia LifeGoal Income Portfolio is not charged an advisory fee on its assets that are invested in other Columbia Funds (excluding the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio. Actual management fees will be charged to Columbia LifeGoal Income Portfolio based on a weighted average of applicable underlying assets of the Portfolio.)

Columbia has contractually agreed to waive 0.10% of advisory fees payable by Columbia LifeGoal Income Portfolio on its assets that are invested in individual securities, the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio until July 31, 2010. There is no guarantee that this arrangement will continue after July 31, 2010.

Under its investment advisory agreement, Columbia has agreed to bear all fees and expenses of the Portfolios, excluding Columbia LifeGoal Income Portfolio (exclusive of investment advisory fees, brokerage fees and commissions, distribution and shareholder servicing fees, taxes, interest expense and extraordinary expenses, if any).

BOA entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Portfolios. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Administration Fee

Columbia provides administrative and other services to the Portfolios. Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolios, excluding Columbia LifeGoal Income Portfolio.

With respect to Columbia LifeGoal Income Portfolio, Columbia is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.23% of its average daily net assets less the custody and the pricing and bookkeeping fees payable by the Portfolio.

Columbia has contractually agreed to waive 0.10% of administration fees on Columbia LifeGoal Income Portfolio's assets that are invested in Underlying Funds (excluding the Mortgage- and Asset-Backed Portfolio and the Corporate Bond Portfolio) until July 31, 2010. There is no guarantee that this arrangement will continue after July 31, 2010.

Pricing and Bookkeeping Fees

The Portfolios have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Portfolios. The Portfolios have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolios. Under the State Street Agreements, Columbia LifeGoal Income Portfolio pays State Street an annual fee of $26,000 paid monthly. Columbia LifeGoal Income Portfolio also reimburses State Street for certain out-of-pocket expenses and charges. Except for Columbia LifeGoal Income Portfolio, the Portfolios do not pay any separate fees for services rendered under the State Street Agreements, and, except for Columbia LifeGoal Income Portfolio, the fees for pricing and bookkeeping services incurred by the Portfolios are paid as part of the management fee.

52

Columbia LifeGoal Portfolios, September 30, 2009 (Unaudited) (continued)

The Portfolios have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, Columbia LifeGoal Income Portfolio reimburses Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Portfolio's portfolio securities, incurred by Columbia in the performance of services under the Services Agreement.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolios and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account for Columbia LifeGoal Income Portfolio plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolios. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolios and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolios. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Portfolio's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended September 30, 2009, no minimum account balance fees were charged by the Portfolios.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Portfolios' shares. For the six month period ended September 30, 2009, the Distributor has retained net underwriting discounts on the sale of Class A shares and received net CDSC fees on Class A, class B and Class C share redemptions as follows:

	Front-End Sales Charge	Contingent Deferred Sales Charge
	Class A	Class A	Class B	Class C
Columbia LifeGoal Growth Portfolio	$25,494	$3	$52,825	$2,917
Columbia LifeGoal Balanced Growth Portfolio	51,956	182	130,512	3,413
Columbia LifeGoal Income and Growth Portfolio	13,479	2	21,974	667
Columbia LifeGoal Income Portfolio	641	—	3,450	109

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Portfolio and a combined distribution and shareholder servicing plan for the Class A shares of each Portfolio. The Trust has also adopted a distribution plan for the Class R shares of Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio. The shareholder servicing plans permit the Portfolios to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolios to compensate or reimburse

53

Columbia LifeGoal Portfolios, September 30, 2009 (Unaudited) (continued)

the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Portfolio directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Fee Waivers and Expense Reimbursements

For Columbia LifeGoal Income Portfolio, Columbia has contractually agreed to bear a portion of the Portfolio's expenses through July 31, 2010, so that the Portfolio's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes, extraordinary expenses and expenses associated with the Portfolio's investments in other investment companies, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio's custodian, do not exceed 0.42% annually of the Portfolio's average daily net assets. There is no guarantee that this expense limitation will continue after July 31, 2010.

Fees Paid to Officers and Trustees

All officers of the Portfolios are employees of Columbia or its affiliates and, with the exception of the Portfolios' Chief Compliance Officer, receive no compensation from the Portfolios. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolios in accordance with federal securities regulations. The Columbia LifeGoal Income Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. Columbia LifeGoal Income Portfolio's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Columbia LifeGoal Income Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities

Note 5. Portfolio Information

For the six month period ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Portfolios were as follows:

	Purchases	Sales
Columbia LifeGoal Growth Portfolio	$35,231,232	$46,070,055
Columbia LifeGoal Balanced Growth Portfolio	72,981,469	90,292,020
Columbia LifeGoal Income and Growth Portfolio	24,837,749	27,665,052
Columbia LifeGoal Income Portfolio	4,780,445	6,109,950

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Columbia LifeGoal Portfolios, September 30, 2009 (Unaudited) (continued)

Note 6. Regulatory Settlements

During the six months ended September 30, 2009, Columbia LifeGoal Growth Portfolio received $7,713 in payments relating to certain regulatory settlements that the Portfolios participated in during the period. The payments have been included in "Increase from regulatory settlements" on the Statements of Changes in Net Assets.

Note 7. Line of Credit

The Portfolios and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Portfolio's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2009, the Portfolios did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of September 30, 2009, the Portfolios had shareholders that held greater than 5% of the shares outstanding of a Portfolio, whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia LifeGoal Income and Growth Portfolio	1	5.1

As of September 30, 2009, the Portfolios had shareholders that held greater than 5% of the shares outstanding of a Portfolio, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia LifeGoal Income Portfolio	1	6.9

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios.

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Note 9. Significant Risks and Contingencies

Allocation Risk

Each Portfolio uses an asset allocation strategy in pursuing its investment objective. There is a risk that a Portfolio's allocation among asset classes or investments will cause the Portfolio to under-perform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

Investing in Other Funds Risk

The performance of the Underlying Funds in which the Portfolios invest could be adversely affected if other entities investing in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by the Portfolios, redemptions by other investors in the Underlying Funds could result in decreased economies of scale and increased operating expenses for the Portfolios. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolios invest or to change the percentage of each Portfolio's investments allocated to

55

Columbia LifeGoal Portfolios, September 30, 2009 (Unaudited) (continued)

each Underlying Fund. If an Underlying Fund pays fees to the Advisor, such fees could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolios invest or in determining the percentage of the Portfolios' investments allocated to each Underlying Fund.

Smaller Company Securities Risk

Securities of small- or mid-capitalization companies ("smaller companies") may have a higher potential for gains than securities of large-capitalization companies but also may involve more risk. Smaller companies may be more vulnerable to market downturns and adverse economic events than larger, more established companies because smaller companies may have more limited financial resources and business operations. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies.

Value Securities Risk

Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments that have caused the securities to be potentially undervalued. There is the risk that the market value of a portfolio security may not meet Columbia's future value assessment of that security. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities at times may not perform as well as growth securities or the stock market in general.

Interest Rate Risk

Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security may affect the value of the Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

Credit Risk

Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or principal when it becomes due. Various factors could affect the issuer's actual or perceived ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's ability to increase taxes or otherwise to raise revenue. Certain debt securities are backed only by revenues derived from a particular project, and thus may have a greater risk of default.

Low and Below Investment Grade Securities Risk

Certain Underlying Funds invest in debt securities with the lowest investment grade rating or that are below investment grade. These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk particularly during a downturn in the economy. These securities typically pay a premium in the form of a higher interest rate or yield because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities.

Foreign Securities Risk

Certain Underlying Funds invest in foreign securities which involves certain additional risks. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments or foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities. Investments in emerging market countries are subject to additional risk as these countries are more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any

56

Columbia LifeGoal Portfolios, September 30, 2009 (Unaudited) (continued)

supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Funds to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under

57

Columbia LifeGoal Portfolios, September 30, 2009 (Unaudited) (continued)

federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 10. Subsequent Events

On October 15, 2009 the committed line of credit discussed in Note 7 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Effective January 1, 2010, the annual rate the Transfer Agent receives for the services discussed in Note 4 will change to $22.36 per open account.

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Important Information About This Report

The portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Columbia LifeGoal Portfolios.

A description of the policies and procedures that each portfolio uses to determine how to vote proxies and a copy of each portfolio's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each portfolio voted proxies relating to portfolio securities is also available from the portfolios' website, www.columbiamanagement.com.

Each portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each portfolio's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any portfolio carefully before investing. For a prospectus which contains this and other important information about the portfolios, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Advisors, LLC (CMA) or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

61

Columbia Management®

One Financial Center
Boston, MA 02111-2621

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Columbia Management®

Columbia LifeGoalTM Portfolios

Semiannual Report, September 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/24711-0909 (11/09) 09/94963

Columbia Management®

Semiannual Report

September 30, 2009

Municipal Bond Funds

■  Columbia Short Term Municipal Bond Fund

■  Columbia California Intermediate Municipal Bond Fund

■  Columbia Georgia Intermediate Municipal Bond Fund

■  Columbia Maryland Intermediate Municipal Bond Fund

■  Columbia North Carolina Intermediate Municipal Bond Fund

■  Columbia South Carolina Intermediate Municipal Bond Fund

■  Columbia Virginia Intermediate Municipal Bond Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Columbia Short Term Municipal Bond Fund	1

Columbia California Intermediate Municipal Bond Fund	5

Columbia Georgia Intermediate Municipal Bond Fund	9

Columbia Maryland Intermediate Municipal Bond Fund	13

Columbia North Carolina Intermediate Municipal Bond Fund	17

Columbia South Carolina Intermediate Municipal Bond Fund	21

Columbia Virginia Intermediate Municipal Bond Fund	25

Financial Statements

Investment Portfolios	29

Statements of Assets and Liabilities	82

Statements of Operations	86

Statements of Changes in Net Assets	88

Financial Highlights	97

Notes to Financial Statements	125

Important Information About This Report	137

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. In the third quarter, the S&P 500 Index1 was up 15.61%. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 4 of the Notes to Financial Statements for additional information.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Fund Profile – Columbia Short Term Municipal Bond Fund

Summary

■  For the six-month period that ended September 30, 2009, the fund's Class A shares returned 1.83% without sales charge. The fund's benchmark, the BofA Merrill Lynch 1-3 Year U.S. Municipal Index1 returned 1.95% for the six-month period. The average return of the fund's peer group, the Lipper Short Municipal Debt Funds Classification2, was 2.51%. We believe that the fund underperformed its peer group because many competing funds had greater exposure to lower-quality bonds, which generated higher returns during the period. Additionally, a portion of the peer group is short-intermediate funds, which performed better because of their longer durations. Duration is a measure of interest rate sensitivity.

■  The fund's performance was aided by sector allocation, security selection and decisions on duration within certain sectors. We positioned the fund to be overweight and long duration in revenue bonds, which outperformed the index, and underweight in prerefunded bonds, which underperformed. Refunding occurs when an issuer takes advantage of lower interest rates by issuing new bonds and investing the proceeds, often in Treasury securities, to pay off or retire older bonds. In addition, the fund was overweight in hospital bonds and special non-property tax bonds, both of which performed well.

■  In June and July, as California faced a budget crisis, we purchased the state's general obligation securities, which subsequently moved higher in price. In addition, selected lower-rated electric revenue bonds and A- and AA-rated health care bonds were strong performers. When there was a significant difference in yield between AAA-rated municipal bonds and securities of different credit quality, we added some A- and BBB-rated securities to the portfolio, while still maintaining high overall credit quality. However, we believe that competing funds had more exposure to these lower-quality securities, which accounted for a performance shortfall for the fund as the yield difference narrowed.

■  The portfolio remains diversified by sector and geographic exposure. Relative to the index, the fund has less exposure to some of the states with the most severe economic problems and more exposure to those states that did not have a housing bubble and have maintained relatively healthy economies, such as Texas, Alaska and Louisiana.

■  Overall, we are taking a more defensive approach, particularly with regard to the portfolio's duration targets, in an effort to lessen the impact of an eventual rise in interest rates. We plan to keep the fund's duration short to neutral compared to the benchmark, an approach that should allow the fund to outperform if rates rise but

1Effective on the close of business September 25, 2009, the official name of The Merrill Lynch 1-3 Year U.S. Municipal Index was changed to The BofA Merrill Lynch 1-3 Year U.S. Municipal Index. It is an index that tracks the performance of investment-grade U.S. tax-exempt bonds with remaining terms to final maturities of at least one year and less than three years. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+1.83%

Class A shares (without sales charge)

+1.95%

BofA Merrill Lynch 1-3 Year U.S. Municipal Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Short Term Municipal Bond Fund inflation remains low. We are also structuring the portfolio using a barbell approach, with increased allocations at both ends of the maturity spectrum. We plan to continue to take advantage of the relatively wide yield difference between AAA-rated municipal bonds and similar-duration securities of lower quality, but we plan to keep our focus on higher-quality securities because we think that yields on the lowest-rated credits could rise.

Portfolio Management

James M. D'Arcy has managed the fund since 2007 and has been associated with the advisor or its predecessors since 1999.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Performance Information – Columbia Short Term Municipal Bond Fund

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	13,967	13,828
Class B	12,977	n/a
Class C	12,967	12,967
Class Z	14,335	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Short Term Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B	C		Z
Inception	11/02/93		10/12/93	05/19/94		10/07/93
Sales charge	without	with	without	without	with	without
6-month (cumulative)	1.83	0.77	1.45	1.45	0.45	1.96
1-year	5.49	4.47	4.71	4.70	3.70	5.76
5-year	3.13	2.93	2.36	2.36	2.36	3.38
10-year	3.40	3.29	2.64	2.63	2.63	3.67

The "with sales charge" returns include the maximum initial sales charge of 1.00% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares in the first year after purchase. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.76
Class B	1.51
Class C	1.51
Class Z	0.51

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	10.55
Class B	10.55
Class C	10.55
Class Z	10.55

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.10
Class B	0.06
Class C	0.06
Class Z	0.11

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Short Term Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,018.30	1,021.66	3.44	3.45	0.68
Class B	1,000.00	1,000.00	1,014.49	1,017.90	7.22	7.23	1.43
Class C	1,000.00	1,000.00	1,014.49	1,017.90	7.22	7.23	1.43
Class Z	1,000.00	1,000.00	1,019.60	1,022.91	2.18	2.18	0.43

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia California Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended September 30, 2009, the fund's Class A shares returned 8.20% without sales charge. During the same period, the fund's benchmark, the Barclays Capital 3-15 Year Blend Municipal Bond Index1, returned 6.46%. The average return for the fund's peer group, the Lipper California Intermediate Municipal Debt Funds Classification2, was 7.84%. The fund outperformed its benchmark because it had a lower average credit quality and higher average maturity than the index. We believe that an underweight in shorter-maturity (one- to five-year) bonds, which lagged longer-maturity issues during the period, helped the fund edge out its peer group.

■  As the financial markets stabilized, investors became less risk averse, moving into longer-maturity and lower-quality municipal bonds. Decreasing supply gave an added boost to longer-term bond prices. In this environment, our decision to add to the fund's stake in 10- to 15-year bonds and reduce investments in shorter-maturity issues worked well. Among the fund's strongest performers were certain BBB-rated bonds, including tobacco bonds, which were also longer-maturity issues. Tobacco bonds are typically issued by a state or county agency and secured by a financial settlement with tobacco companies to help pay cigarette-related health costs and fund anti-smoking campaigns. Over the period, we sold some tobacco bonds, where in some cases bond prices had risen 25%, and also reduced school district bonds.

■  An underweight versus the index in California state general obligation (GO) bonds further aided performance, as those bonds were hurt early in the period when the state struggled to close its budget gap. The fund outperformed its peer group primarily due to its underweight in bonds on the shorter end of the yield curve (zero to five years) and its overweight in bonds maturing in 10 to 15 years.

■  While the financial markets have recently rebounded, many economic indicators are still showing the effects of the recession. In California, unemployment rates continue to rise, housing prices are still weak and consumers remain reluctant to spend. Two key ratings agencies downgraded the state's GO bonds to BBB/Baa1 over the period. Going forward, we expect state and local municipal budgets to remain under pressure, given lower revenues from income, property and sales taxes as well as growing demand to expand social programs. To help protect the fund from further credit volatility, we have invested over 25% of its assets in "essential purpose" revenue bonds, including water and sewer system and electric utility issues, which tend to have fairly stable revenue streams.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads. Funds in the Lipper California Intermediate Municipal Debt Funds Classification invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation in California.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+8.20%

Class A shares (without sales charge)

+6.46%

Barclays Capital 3-15 Year Blend Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia California Intermediate Municipal Bond Fund

Portfolio Management

Maureen G. Newman has managed the fund since 2009 and has been associated with the advisor or its predecessors since 1996.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Performance Information – Columbia California Intermediate Municipal Bond Fund

Performance of a $10,000 investment Inception – 09/30/09 ($)

Sales charge	without	with
Class A	12,738	12,325
Class B	12,194	12,194
Class C	12,078	12,078
Class Z	13,143	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia California Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Inception	09/09/02		08/29/02		09/11/02		08/19/02
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	8.20	4.72	7.69	4.69	7.68	6.68	8.23
1-year	12.11	8.44	11.29	8.29	11.27	10.27	12.41
5-year	3.78	3.10	3.01	3.01	3.01	3.01	4.04
Life	3.48	3.00	2.84	2.84	2.71	2.71	3.91

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.89
Class B	1.64
Class C	1.64
Class Z	0.64

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	9.93
Class B	9.92
Class C	9.93
Class Z	9.91

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.17
Class B	0.13
Class C	0.13
Class Z	0.18

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions include $0.01 per share of taxable realized gains.

Understanding Your Expenses – Columbia California Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,082.02	1,021.21	4.02	3.90	0.77
Class B	1,000.00	1,000.00	1,076.91	1,017.45	7.91	7.69	1.52
Class C	1,000.00	1,000.00	1,076.81	1,017.45	7.91	7.69	1.52
Class Z	1,000.00	1,000.00	1,082.32	1,022.46	2.71	2.64	0.52

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Georgia Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended September 30, 2009, the fund's Class A shares returned 7.85% without sales charge. The fund's return was higher than the return of its benchmark, the Barclays Capital 3-15 Year Blend Municipal Bond Index1, which was 6.46% over the same period. The fund also outpaced the average return for its peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification2, which was 6.31%. Overweights in longer intermediate-term bonds with maturities of 10 or more years and in lower-quality BBB-rated bonds helped the fund beat both its benchmark and peer group.

■  During the period, longer-maturity and lower-rated municipal bonds outpaced shorter-maturity and higher-quality issuers. As the credit markets stabilized and investors became less risk averse, they became more interested in the higher yields available from longer-maturity and lower-rated issues. Yields on both longer-maturity and lower-quality issues fell, while their prices rose. The fund benefited from adding to its overweight in bonds with maturities of 10-15 years and selling some shorter-maturity holdings. In addition, lower-quality hospital bonds, as well as bonds issued by the Commonwealth of Puerto Rico, performed well. A periodically higher-than-usual cash position somewhat reduced our participation in the rally in bond prices. This cash position was a function of tight municipal supply in Georgia, which made finding attractively priced issues difficult at times. Cash underperformed bonds over the period.

■  The state of Georgia is experiencing a significant economic downturn with an unemployment rate that is slightly above the national average—10.2% versus 9.7%, as of August 2009. The real estate, financial services and auto sectors have particularly hurt the state's economy, although a new Kia auto plant and an expansion of the Fort Benning military base are expected to provide some relief going forward. Georgia's general obligation (GO) bonds have maintained their AAA credit rating, thanks to the state's conservative fiscal policies. At period end, the fund had over 25% of its assets invested in high-quality essential purpose bonds, including water and sewer systems and electric utilities, both of which tend to have more stable revenue streams than other sectors because these bills tend to be paid even during economic downturns. Over the period, we locked in outperformance by selling some lower-quality bonds that had done well and replacing them with higher-quality issues that did not appreciated as much.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+7.85%

Class A shares (without sales charge)

+6.46%

Barclays Capital 3-15 Year Blend Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Georgia Intermediate Municipal Bond Fund

Portfolio Management

Maureen G. Newman has managed the fund since 2009 and has been associated with the advisor or its predecessors since 1996.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Performance Information – Columbia Georgia Intermediate Municipal Bond Fund

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	15,263	14,772
Class B	14,173	14,173
Class C	14,173	14,173
Class Z	15,648	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Georgia Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Inception	05/04/92		06/07/93		06/17/92		03/01/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	7.85	4.36	7.44	4.44	7.54	6.54	7.98
1-year	12.94	9.30	12.21	9.21	12.21	11.21	13.22
5-year	3.63	2.94	2.88	2.88	2.88	2.88	3.89
10-year	4.32	3.98	3.55	3.55	3.55	3.55	4.58

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.93
Class B	1.68
Class C	1.68
Class Z	0.68

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	10.80
Class B	10.81
Class C	10.81
Class Z	10.80

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.17
Class B	0.13
Class C	0.13
Class Z	0.18

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Georgia Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,078.51	1,021.21	4.01	3.90	0.77
Class B	1,000.00	1,000.00	1,074.40	1,017.45	7.90	7.69	1.52
Class C	1,000.00	1,000.00	1,075.41	1,017.45	7.91	7.69	1.52
Class Z	1,000.00	1,000.00	1,079.82	1,022.46	2.71	2.64	0.52

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Maryland Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended September 30, 2009, the fund's Class A shares returned 8.16% without sales charge. The fund outperformed its benchmark, the Barclays Capital 3-15 Year Blend Municipal Bond Index1, which returned 6.46% for the period. Its return was higher than the average return for the fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification2, which was 6.31%. The fund's maturity positioning and credit bias helped it come out ahead of both the index and peer group average.

■  The fund benefited from having a higher stake than either the index or peer group in lower-quality and longer-maturity municipal bonds. These segments were top performers during the period as stabilizing market conditions and low interest rates pushed investors to take on more risk for added yield. A decrease in supply further aided the returns of longer-maturity tax-exempt bonds. In addition, specific investments were helpful, including longer-maturity hospital bonds and some continuing-care retirement community bonds. Bonds issued for the Baltimore Hotel Corp. (1.6% of net assets) were also strong performers. Underweighting weaker performing areas, including refunded bonds, which are very high-quality, short-maturity issues, gave an added boost to relative returns. Refunding occurs when an issuer sells new bonds and invests the proceeds in U.S. Treasury bonds, which are used to pay off the older debt. The fund carried a higher-than-normal cash position at times during the period, reducing its participation in the market rally during those times. In general, the fund's cash position rose when we had difficulty finding attractively priced municipal bonds in Maryland.

■  The state of Maryland is faring better than the country as a whole, which bodes well for its municipal bond market. Although the state's unemployment rate rose to 7.2% in August 2009, that figure was well below the national unemployment rate of 9.7%. We believe that the state has benefited from its abundance of hospitals and educational institutions, its highly educated workforce and its proximity to Washington, D.C. Despite these strengths, the state has lost jobs, pressuring tax revenues and leading to a large budget gap, which it is working on closing. Given the ongoing economic weakness, we believe the fund is well positioned, with a reduced stake in lower-quality bonds and a greater focus on higher-quality issues than at the beginning of the period.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+8.16%

Class A shares (without sales charge)

+6.46%

Barclays Capital 3-15 Year Blend Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Maryland Intermediate Municipal Bond Fund

Portfolio Management

Maureen G. Newman has managed the fund since 2009 and has been associated with the advisor or its predecessors since 1996.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Non-diversified investments increase the risk that a change in the value of any one investment held by the fund could affect the overall value of the fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund's value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Performance Information – Columbia Maryland Intermediate Municipal Bond Fund

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	14,785	14,303
Class B	13,734	13,734
Class C	13,718	13,718
Class Z	15,172	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Maryland Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Inception	09/01/90		06/08/93		06/17/92		09/01/90
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	8.16	4.63	7.75	4.75	7.76	6.76	8.29
1-year	10.73	7.10	10.02	7.02	9.90	8.90	11.11
5-year	3.16	2.48	2.39	2.39	2.39	2.39	3.44
10-year	3.99	3.64	3.22	3.22	3.21	3.21	4.26

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.91
Class B	1.66
Class C	1.66
Class Z	0.66

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	10.72
Class B	10.73
Class C	10.72
Class Z	10.73

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.18
Class B	0.14
Class C	0.14
Class Z	0.19

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Maryland Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,081.62	1,021.21	4.02	3.90	0.77
Class B	1,000.00	1,000.00	1,077.51	1,017.45	7.92	7.69	1.52
Class C	1,000.00	1,000.00	1,077.61	1,017.45	7.92	7.69	1.52
Class Z	1,000.00	1,000.00	1,082.88	1,022.46	2.72	2.64	0.52

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia North Carolina Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended September 30, 2009, the fund's Class A shares returned 7.95% without sales charge. The fund outperformed its benchmark, the Barclays Capital 3-15 Year Blend Municipal Bond Index1, which returned 6.46%. Its return was also higher than the 6.31% average return of the fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification.2 The fund's focus on longer-maturity and lower-quality municipal bonds helped it outperform both the index and peer group.

■  During the period, the municipal bond yield curve (picture a graph that plots municipal bond yields from short to long maturities) flattened as yields on longer-maturity bonds began to drop. Long-term yields fell as market conditions stabilized and investors became willing to take on additional risk for higher yields. In this environment, the fund benefited because it had more exposure than the index to longer-term issues, particularly those with 10- to 15-year maturities. Demand for lower-rated bonds also increased as investors looked for added yield, narrowing the difference between yields on AAA-rated bonds and lower-rated issues. Among the fund's top performers were some Baa-rated bonds, including bonds issued for the Arc of North Carolina Projects to finance housing for mentally and physically handicapped adults. We sold the Arc bonds before period end.

■  New municipal issuance within North Carolina was somewhat limited during the period, which at times made it difficult to find attractively-priced bonds for the fund. During these times, the fund held a higher-than-normal amount of cash, which somewhat reduced the fund's participation in the market rally.

■  Consolidation in the financial services industry, severe cutbacks in auto manufacturing and the collapse of the housing market have hurt some of the state's largest employers, including banks, automobile parts suppliers and furniture makers. In August, North Carolina's unemployment rate was 10.8%, down from 11.1% in July, but still above the national rate in August of 9.7%. Yet there are some signs of a turnaround in this slight drop in unemployment as well as Apple's decision to build a $1 billion computer data center in the state. We believe the fund is well positioned for the environment going forward: we have increased its stake in higher-rated securities, which did not appreciate as much as lower-rated securities during the recent rally and appear to have less likelihood of default. In addition, we have reduced its stake in lower-quality bonds. Recent purchases included bonds issued by both Wake Forest University and Charlotte Water and Sewer System (0.6% and 1.7% of net assets, respectively).

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+7.95%

Class A shares (without sales charge)

+6.46%

Barclays Capital 3-15 Year Blend Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia North Carolina Intermediate Municipal Bond Fund

Portfolio Management

Maureen G. Newman has managed the fund since 2007 and has been associated with the advisor or its predecessors since 1996.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Performance Information – Columbia North Carolina Intermediate Municipal Bond Fund

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	15,084	14,588
Class B	13,992	13,992
Class C	13,992	13,992
Class Z	15,466	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia North Carolina Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Inception	12/14/92		06/07/93		12/16/92		12/11/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	7.95	4.43	7.55	4.55	7.55	6.55	8.09
1-year	11.04	7.39	10.23	7.23	10.22	9.22	11.44
5-year	3.21	2.53	2.44	2.44	2.44	2.44	3.46
10-year	4.20	3.85	3.42	3.42	3.42	3.42	4.46

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.90
Class B	1.65
Class C	1.65
Class Z	0.65

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	10.39
Class B	10.39
Class C	10.39
Class Z	10.39

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.17
Class B	0.13
Class C	0.13
Class Z	0.18

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia North Carolina Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,079.52	1,021.21	4.01	3.90	0.77
Class B	1,000.00	1,000.00	1,075.51	1,017.45	7.91	7.69	1.52
Class C	1,000.00	1,000.00	1,075.51	1,017.45	7.91	7.69	1.52
Class Z	1,000.00	1,000.00	1,080.92	1,022.46	2.71	2.64	0.52

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia South Carolina Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended September 30, 2009, the fund's Class A shares returned 6.88% without sales charge. The fund outperformed its benchmark, the Barclays Capital 3-15 Year Municipal Bond Index1, which returned 6.46%. The fund also came out ahead of the 6.31% average return of its peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification.2 The fund benefited from its overweight in bonds with credit ratings of A or below and its focus on longer intermediate-term bonds with maturities of 10 or more years.

■  The bond market rallied over the period, as credit markets stabilized and investors gained the confidence to take on more risk in order to pick up added yield. Among the biggest beneficiaries were municipal bonds, particularly lower-quality and longer-maturity issues. Municipal bonds climbed as overall demand increased, driven by investor concerns that tax rates would increase as state revenues fell. Higher tax rates increase the value of tax-exempt interest income. The fund was helped by its investments in both longer-maturity and lower-rated bonds. Top performers included non-rated bonds issued for continuing-care retirement communities, such as Wesley Commons and Lutheran Homes of South Carolina (0.4% and 1.3% of net assets, respectively). Both issues benefited as the difference between the yields on lower- and higher-quality issues tightened. Hospital bonds issued by KershawHealth and Palmetto Health Alliance (0.9% and 2.1% of net assets, respectively) also aided returns, as did some lower-rated bonds issued by the Commonwealth of Puerto Rico (2.4% of net assets), which are exempt from South Carolina state income taxes. Periodically, the fund had a higher-than-usual cash position, which reduced the fund's participation in the bond market rally. This cash position was a function of a limited availability of attractively-priced bonds.

■  As in most states, rising unemployment, a weak housing market and a slowdown in consumer spending have pressured South Carolina's income, property and sales tax revenues. Local tourism and auto industries have been among the hardest hit. By August, the state's unemployment rate was 11.5%—one of the highest in the country. As revenues shrink and pressure to expand social programs grows, the state faces a budget deficit. Given the recent strong performance of lower-rated issues, we have begun reducing our stake in that market segment and adding to higher quality holdings. Among the fund's sales were bonds issued by the Commonwealth of Puerto Rico, while recent purchases included bonds issued by Charleston County (2.2% of net assets).

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+6.88%

Class A shares (without sales charge)

+6.46%

Barclays Capital 3-15 Year Blend Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia South Carolina Intermediate Municipal Bond Fund

Portfolio Management

Maureen G. Newman has managed the fund since 2007 and has been associated with the advisor or its predecessors since 1996.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Performance Information – Columbia South Carolina Intermediate Municipal Bond Fund

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	15,365	14,863
Class B	14,268	14,268
Class C	14,268	14,268
Class Z	15,766	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia South Carolina Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Inception	05/05/92		06/08/93		06/17/92		01/06/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	6.88	3.41	6.48	3.48	6.47	5.47	7.12
1-year	11.53	7.93	10.69	7.69	10.69	9.69	11.91
5-year	3.47	2.79	2.72	2.72	2.72	2.72	3.75
10-year	4.39	4.04	3.62	3.62	3.62	3.62	4.66

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.89
Class B	1.64
Class C	1.64
Class Z	0.64

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	10.34
Class B	10.35
Class C	10.35
Class Z	10.35

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.17
Class B	0.13
Class C	0.13
Class Z	0.18

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia South Carolina Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,068.79	1,021.21	3.99	3.90	0.77
Class B	1,000.00	1,000.00	1,064.78	1,017.45	7.87	7.69	1.52
Class C	1,000.00	1,000.00	1,064.68	1,017.45	7.87	7.69	1.52
Class Z	1,000.00	1,000.00	1,071.19	1,022.46	2.70	2.64	0.52

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Virginia Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended September 30, 2009, the fund's Class A shares returned 7.22% without sales charge. The fund outperformed its benchmark, the Barclays Capital 3-15 Year Blend Municipal Bond Index1, which returned 6.46%, and the average return for the funds in its peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification2, which was 6.31%. An underweight in bonds with maturities of five or less years and an overweight in bonds with maturities of 10 to 15 years helped the fund outperform.

■  Longer-maturity bonds beat shorter-maturity issues as short-term interest rates remained low, the market stabilized and investors became less risk averse. The fund favored longer intermediate-term bonds, which offered added yield. It had significantly less exposure than the index to weaker-performing shorter-maturity bonds. Over the period, we raised exposure to shorter-maturity bonds, adding some bonds maturing in five to seven years. During the period, investors favored higher-yielding, lower-quality bonds over higher-quality, lower-yielding issues. Among the lower-rated securities that performed well for the fund were bonds issued by Medicorp Health Systems (3.3% of net assets) and bonds issued for economic development, which were backed by special taxes.

■  As a result of the high quality of many of the bonds available in the Virginia municipal market, the fund had more exposure to AAA- and AA-rated bonds than its benchmark, which is national in scope. These higher-quality bonds detracted from relative returns.

■  The Commonwealth of Virginia has not been hurt by recession as much as some other states. Although the southwestern region of the commonwealth has been hit by a slowdown in furniture manufacturing, the northern Virginia suburbs of Washington, D.C. have held up well. Stable federal employment levels have helped this area and an education and research focus has aided the Charlottesville area. The Commonwealth's overall unemployment rate was 6.5% in August, well below the 9.7% figure reported for the nation as a whole. Although Virginia still faces a budget deficit, we believe its history of conservative budgeting should help it retain its high AAA credit rating. At period end, the fund had nearly 9% of its assets invested in the Commonwealth's annual appropriation bonds. We also reduced the fund's reliance on bonds that are not exempt from Virginia income taxes and focused on locking in yields by selling bonds with shorter call (or redemption) dates.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+7.22%

Class A shares (without sales charge)

+6.46%

Barclays Capital 3-15 Year Blend Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Virginia Intermediate Municipal Bond Fund

Portfolio Management

Maureen G. Newman has managed the fund since 2009 and has been associated with the advisor or its predecessors since 1996.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Performance Information – Columbia Virginia Intermediate Municipal Bond Fund

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	15,593	15,079
Class B	14,468	14,468
Class C	14,455	14,455
Class Z	15,971	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Virginia Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Inception	12/05/89		06/07/93		06/17/92		09/20/89
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	7.22	3.69	6.82	3.82	6.72	5.72	7.26
1-year	12.56	8.95	11.73	8.73	11.62	10.62	12.74
5-year	3.80	3.12	3.03	3.03	3.01	3.01	4.04
10-year	4.54	4.19	3.76	3.76	3.75	3.75	4.79

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.87
Class B	1.62
Class C	1.62
Class Z	0.62

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	11.15
Class B	11.15
Class C	11.14
Class Z	11.14

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.18
Class B	0.14
Class C	0.14
Class Z	0.19

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Virginia Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,072.20	1,021.21	4.00	3.90	0.77
Class B	1,000.00	1,000.00	1,068.19	1,017.45	7.88	7.69	1.52
Class C	1,000.00	1,000.00	1,067.18	1,017.45	7.88	7.69	1.52
Class Z	1,000.00	1,000.00	1,073.50	1,022.46	2.70	2.64	0.52

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds – 79.0%
	Par ($)	Value ($)
Education – 3.0%
Education – 2.8%
DE University of Delaware
Series 2009 A, 2.000% 11/01/37 (06/01/11) (a)(b)	10,750,000	10,845,998
FL University Athletic Association, Inc.
Series 2006, LOC: SunTrust Bank 3.800% 10/01/31 (10/01/11) (a)(b)	3,510,000	3,553,278
GA Private Colleges & Universities Authority
Emory University, Series 2008 B, 5.000% 09/01/11	7,400,000	7,995,700
IL Educational Facilities Authority
University of Chicago, Series 1998, 3.375% 07/01/25 (02/03/14) (a)(b)	5,650,000	5,872,158
IN St. Joseph County Educational Facilities Revenue
University of Notre Dame Du Lac, Series 2005, 3.875% 03/01/40 (03/01/12) (a)(b)	6,700,000	6,995,805
NJ Educational Facilities Authority
Princeton University, Series 2008 K, 5.000% 07/01/11	2,965,000	3,189,925
NY Troy Industrial Development Authority
Rensselaer Polytechnic Institute, Series 2002 E, 4.050% 04/01/37 (09/01/11) (a)(b)	2,500,000	2,567,200
PA University of Pittsburgh
Series 2007, 5.000% 08/01/10	10,125,000	10,414,170
Series 2009 A, 4.000% 09/15/10	4,720,000	4,878,120
TN State School Bond Authority
Series 2009 A, 2.000% 05/01/11	4,000,000	4,082,320
Education Total		60,394,674

	Par ($)	Value ($)
Student Loan – 0.2%
NM Educational Assistance Foundation
Series 2009 C AMT, 3.900% 09/01/14	4,890,000	4,936,357
Student Loan Total		4,936,357
Education Total		65,331,031
Health Care – 6.8%
Hospitals – 6.8%
AZ Health Facilities Authority
Banner Health System, Series 2008 D, 5.000% 01/01/12	2,000,000	2,124,180
CA City of Newport Beach
Hoag Memorial Hospital, Series 2009 B, 4.000% 12/01/38 (02/08/11) (a)(b)	5,500,000	5,683,370
CA Health Facilities Financing Authority
Catholic Healthcare West, Series 2009 C, 5.000% 07/01/37 (07/02/12) (a)(b)	15,250,000	16,195,652
Series 2009 C, 5.000% 07/01/34 (10/16/14) (a)(b)	12,000,000	12,914,640
CA Statewide Communities Development Authority
Kaiser Hospital Asset Management, Series 2002 E, 4.000% 11/01/36 (05/02/11) (a)(b)	15,830,000	16,202,322
CO Health Facilities Authority
Catholic Health Initiatives: Series 2008 C-4, 3.750% 10/01/41 (11/10/09) (a)(b)	5,000,000	5,011,400
Series 2008 C-6, 3.950% 09/01/36 (11/10/10) (a)(b)	4,125,000	4,219,174
Series 2008 D, 5.250% 10/01/38 (11/12/13) (a)(b)	2,500,000	2,733,575
IA Finance Authority
Central Health System, Series 2009 F, 5.000% 08/15/39 (08/15/12) (a)(b)	5,100,000	5,490,558

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Finance Authority
Advocate Healthcare Network, Series 2008 A3, 3.875% 11/01/30 (05/01/12) (a)(b)	2,250,000	2,301,232
Northwestern Memorial Hospital, Series 2009 A: 5.000% 08/15/11	2,450,000	2,595,726
5.000% 08/15/12	5,130,000	5,580,311
5.000% 08/15/13	3,500,000	3,846,990
IN Finance Authority
Ascension Health, Series 2008 E-4, 3.500% 11/15/36 (11/15/09) (a)(b)	5,350,000	5,368,939
IN Health Facility Financing Authority
Ascension Health, Series 2001 A2, 3.750% 11/15/36 (02/01/12) (a)(b)	9,675,000	10,108,150
MA Health & Educational Facilities Authority
Caregroup Inc., Series 2008 E-2, 5.000% 07/01/12	2,500,000	2,616,875
MA Industrial Finance Agency
Massachusetts Biomedical Research Corp., Series 1989 A-2, (c) 08/01/10	5,750,000	5,704,920
MD Health & Higher Educational Facilities Authority
Johns Hopkins Hospital, Series 2008, 5.000% 05/15/42 (11/15/11) (a)(b)	4,450,000	4,724,654
MI Kent Hospital Financial Authority
Spectrum Health, Series 2008 A, 5.000% 01/15/47 (01/15/12) (a)(b)	1,300,000	1,368,302
NV Reno Hospital
Renown Regional Medical Center Project, Series 2007 A: 5.000% 06/01/11	650,000	666,530
5.000% 06/01/12	815,000	841,862
5.000% 06/01/13	500,000	517,880

	Par ($)	Value ($)
OK Development Finance Authority
Integris Baptist Medical Center, Series 2008 B, 5.000% 08/15/11	4,590,000	4,874,488
PA Allegheny County Hospital Development Authority
University of Pittsburgh Medical Center, Series 2008 A, 5.000% 09/01/11	2,600,000	2,737,358
PA Washington County Hospital Authority
Washington Hospital, Series 2007 A, LOC: Wachovia Bank N.A. 1.250% 07/01/37 (07/01/10) (a)(b)	4,200,000	4,202,814
TX Harris County Cultural Education Facilities Finance Corp.
Methodist Hospital, Series 2009 B1, 5.000% 12/01/28 (06/01/12) (a)(b)	10,000,000	10,825,500
TX Lubbock Health Facilities Development Corp.
Series 2008 A, 3.050% 07/01/30 (10/16/12) (a)(b)	5,000,000	5,038,400
TX Tarrant County Cultural Education Facilities Finance Corp.
Scott and White Memorial Hospital, Series 2008, 5.000% 08/15/11	1,275,000	1,340,969
Hospitals Total		145,836,771
Health Care Total		145,836,771
Housing – 2.4%
Multi-Family – 1.4%
CT Housing Finance Authority
Series 2008 D, 4.750% 05/15/18	7,000,000	7,307,370
GA Clayton County Housing Authority
GCC Ventures LLC, Series 2001, Guarantor: FNMA 4.350% 12/01/31 (12/01/11) (a)(b)	3,060,000	3,232,951

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IL State Housing Development Authority
Series 2006 G, 3.900% 01/01/10	1,595,000	1,604,953
MA Housing Finance Agency
Series 2004 A, AMT, Insured: FSA 4.250% 07/01/10	6,630,000	6,705,317
NY City Housing Development Corp.
Series 2009 C2, 5.000% 11/01/11	10,000,000	10,466,700
Multi-Family Total		29,317,291
Single-Family – 1.0%
DE Housing Authority
Single Family Mortgage, Series 2008 B, 4.250% 07/01/33	5,320,000	5,399,161
MA Housing Finance Agency
Series 2009 D, 4.000% 09/01/11	7,250,000	7,543,915
MI State Housing Development Authority
Series 2009 C AMT, 3.150% 12/01/10	3,830,000	3,837,775
VA Housing Development Authority Commonwealth Mortgage
Series 2004 A, AMT, 3.850% 04/01/10	2,400,000	2,414,400
VA Housing Development Authority
Series 2004 A, AMT, 3.900% 10/01/10	2,740,000	2,772,305
Single-Family Total		21,967,556
Housing Total		51,284,847
Industrials – 1.8%
Oil & Gas – 1.8%
CA Pollution Control Financing Authority
BP West Coast Products, LLC, Series 2009, 2.600% 12/01/46 (09/02/14) (a)(b)	5,000,000	5,047,050
GA Public Gas Partners, Inc.
Series 2009: 5.000% 10/01/14 (d)	3,630,000	4,008,065
5.000% 10/01/12 (d)	2,300,000	2,493,476

	Par ($)	Value ($)
IN City of Whiting
BP PLC, Series 2008, 2.800% 06/01/44 (06/02/14) (a)(b)	13,250,000	13,504,532
TX Gulf Coast Waste Disposal Authority
BP Products North America, Series 2007, 2.300% 01/01/42 (09/03/13) (a)(b)	10,000,000	10,041,800
TX Municipal Gas Acquisition & Supply Corp.
Series 2006 A, 5.000% 12/15/10	1,500,000	1,532,970
TX Municipal Gas Acquisition & Supply Corp. Il
Series 2007, 0.600% 09/15/10 (11/15/09) (a)(b)	1,270,000	1,250,950
Oil & Gas Total		37,878,843
Industrials Total		37,878,843
Other – 8.2%
Other – 0.3%
CA Infrastructure & Economic Development Bank
J. Paul Getty Trust: Series 2007 A3, 2.250% 10/01/47 (04/02/12) (a)(b)	5,175,000	5,289,212
Series 2007 A4, 1.650% 10/01/47 (04/01/11) (a)(b)	2,325,000	2,337,067
Other Total		7,626,279
Pool/Bond Bank – 0.3%
MI Municipal Bond Authority
Series 2003 A, 5.250% 06/01/10	1,900,000	1,947,576
Series 2009 C3, LOC: ScotiaBank 2.500% 08/20/10	3,935,000	3,995,914
Pool/Bond Bank Total		5,943,490

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Recreation – 0.3%
OR Department of Administrative Services
Series 2004 A, Insured: FSA: 3.000% 04/01/11	2,000,000	2,066,200
5.000% 04/01/11	5,010,000	5,325,229
Recreation Total		7,391,429
Refunded/Escrowed (e) – 7.2%
CA Statewide Communities Development Authority
Corporate Fund for Housing, Series 1999 A, Pre-refunded 12/01/09, 6.500% 12/01/29	11,475,000	11,918,394
CO E-470 Public Highway Authority
Series 2000, Pre-refunded 09/01/10, (c) 09/01/35	27,000,000	4,089,690
GA Atlanta Airport Facilities
Series 2000 A, Pre-refunded 01/01/10, Insured: FGIC 5.600% 01/01/30	6,955,000	7,116,634
IL Chicago Water Revenue
Series 2000, Pre-refunded 11/01/10, 5.875% 11/01/30	4,000,000	4,278,560
IL City of Chicago
Series 2001, Pre-refunded 01/01/11, Insured: FGIC 5.500% 01/01/31	2,000,000	2,122,360
IL Health Facilities Authority
Riverside Health Systems, Series 2000, Pre-refunded 11/15/10, 6.850% 11/15/29	4,000,000	4,320,640
LA State
Series 2000 A, Pre-refunded 11/15/10, Insured: FGIC 5.250% 11/15/17	5,005,000	5,274,019
MA Water Resources Authority
Series 2000 A, Pre-refunded 08/01/10, Insured: FGIC 5.750% 08/01/39	5,750,000	6,066,480

	Par ($)	Value ($)
MO State Health & Educational Facilities Authority
SSM Healthcare System, Series 2001 A, Pre-refunded 06/01/11, 5.250% 06/01/28	2,000,000	2,172,480
MS State
Capital Improvements, Series 2002, Pre-refunded 11/01/12, Insured: FGIC 5.250% 11/01/13	7,925,000	8,823,695
NJ Tobacco Settlement Financing Corp.
Series 2002, Pre-refunded 12/01/12, 6.125% 06/01/42	6,425,000	7,271,365
OH County of Hamilton
Series 2000 B, Pre-refunded 12/01/10, 5.250% 12/01/32	8,845,000	9,332,359
PA Philadelphia
Series 2001, Pre-refunded 03/15/11, Insured: FSA 5.000% 09/15/31	8,000,000	8,504,000
PA State
Series 2001, Pre-refunded 01/15/11, 5.000% 01/15/12	12,500,000	13,331,250
SC Greenville County School District
Series 2002, Pre-refunded 12/01/12, 5.875% 12/01/16	5,475,000	6,337,477
TX City of Wichita Falls
Series 2001, Pre-refunded 08/01/11, 5.375% 08/01/20	1,500,000	1,627,980
TX County of Bexar
Series 2000, Pre-refunded 08/15/10, Insured: NPFGC 5.750% 08/15/22	9,915,000	10,368,809
TX State Turnpike Authority
Series 1996, Escrowed to maturity, Insured: AMBAC (c) 01/01/11	2,500,000	2,476,975

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Southeastern Public Services Authority
Series 1993 A, Escrowed to Maturity, Insured: NPFGC 5.250% 07/01/10	3,000,000	3,109,710
WI Badger Tobacco Asset Securitization Corp.
Pre-Refunded to Various Dates, Series 2002, 6.125% 06/01/27	11,690,000	12,818,553
Series 2002, Pre-refunded 06/01/12, 6.000% 06/01/17	20,000,000	22,383,400
Refunded/Escrowed Total		153,744,830
Tobacco – 0.1%
NJ Tobacco Settlement Financing Corporation
Series 2007 1-A, 4.125% 06/01/10	2,000,000	2,020,980
Tobacco Total		2,020,980
Other Total		176,727,008
Other Revenue – 0.3%
Recreation – 0.3%
FL State Board of Education
Series 2006 A, Insured: AMBAC 5.000% 07/01/12	6,150,000	6,698,580
Recreation Total		6,698,580
Other Revenue Total		6,698,580
Resource Recovery – 0.9%
Disposal – 0.2%
NY Babylon Industrial Development Agency
Covanta Energy Corp., Series 2009 A: 5.000% 01/01/13	1,500,000	1,626,675
5.000% 01/01/14	2,000,000	2,185,240
Disposal Total		3,811,915
Resource Recovery – 0.7%
FL County of Hillsborough
Series 2006 A, AMT, Insured: AMBAC 5.000% 09/01/14	3,025,000	3,241,469

	Par ($)	Value ($)
MD Northeast Waste Disposal Authority
Series 2003, AMT, Insured: AMBAC 5.500% 04/01/11	8,425,000	8,857,455
MS Business Finance Corp.
Waste Management, Inc., Series 2002, AMT, 4.400% 03/01/27 (03/01/11) (a)(b)	2,375,000	2,395,093
Resource Recovery Total		14,494,017
Resource Recovery Total		18,305,932
Tax-Backed – 38.5%
Local Appropriated – 0.9%
FL Palm Beach County School Board
Series 2002 E, Insured: AMBAC 5.250% 08/01/12	7,625,000	8,297,067
NY State Dormitory Authority
Series 2008, 5.000% 01/15/14	6,300,000	6,989,787
OK Tulsa County Industrial Authority
Series 2009: 4.000% 09/01/13	1,000,000	1,073,850
5.500% 09/01/14	1,280,000	1,465,997
SC Town of Newberry
Series 2005, 5.000% 12/01/09	600,000	602,802
Local Appropriated Total		18,429,503
Local General Obligations – 10.5%
AK North Slope Borough
Series 2000 B, Insured: NPFGC (c) 06/30/11	14,050,000	13,744,553
Series 2008 A, 4.000% 06/30/10	3,695,000	3,784,641
CA City of Los Angeles
Series 2009 A, 2.500% 09/01/11	8,250,000	8,504,265
CA Long Beach Unified School District
Series 2009 A: 4.000% 08/01/10	2,710,000	2,788,590
4.000% 08/01/11	2,150,000	2,274,937
5.000% 08/01/11	1,650,000	1,775,895

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Los Angeles Unified School District
Series 2007, 5.000% 07/01/10	5,015,000	5,172,722
FL Miami Dade County School District
Series 1996, Insured: NPFGC 5.000% 07/15/11	5,895,000	6,264,616
GA Lowndes County School District
Series 2007, 5.000% 02/01/11	2,700,000	2,855,223
GA Richmond County Board of Education
Series 2007, 5.000% 10/01/10	2,000,000	2,089,500
GA Whitfield County School District
Series 2009, 5.000% 04/01/11	3,250,000	3,448,965
HI City & County of Honolulu
Series 1993 B, 8.000% 10/01/10	7,140,000	7,659,935
IL Chicago Board of Education
Series 1999 A, Insured: FGIC (c) 12/01/11	4,500,000	4,299,705
KS City of Spring Hill
Series 2009 C, 2.000% 09/01/11	5,475,000	5,490,713
KS Sedgwick County Unified School District No. 259
Series 2001, Insured: FSA 5.500% 09/01/11	5,100,000	5,557,980
KS Sedgwick County Unified School District No. 265
Series 2000, Insured: FGIC: 5.250% 10/01/15	2,285,000	2,285,320
5.500% 10/01/13	2,655,000	2,655,372
5.500% 10/01/14	3,345,000	3,345,468
MA City of Cambridge
Series 2009, 2.000% 03/15/11	2,715,000	2,771,146
MA Town of Plymouth
Series 2009, 3.000% 05/15/11	3,195,000	3,315,420

	Par ($)	Value ($)
MD County of Prince Georges
Series 2006, 5.000% 09/15/10	4,900,000	5,113,836
MI Kent County Refuse Disposal Systems
Series 2006 A, 5.000% 11/01/10	7,605,000	7,973,995
MO St. Louis County Rockwood School District No. R-6
Series 2001, 5.250% 02/01/11	3,500,000	3,718,645
NM Albuquerque Municipal School District No. 12
Series 2008, 4.000% 08/01/10	6,300,000	6,488,874
NM Central Community College
Series 2009, 3.000% 08/15/11	5,525,000	5,752,409
NM City of Albuquerque
Series 2009 A, 3.000% 07/01/11	6,085,000	6,327,244
NM Santa Fe Public School District
Series 2009, 2.500% 08/01/11	7,000,000	7,219,800
NV Clark County School District
Series 2003 D, Insured: NPFGC 5.250% 06/15/10	4,000,000	4,126,000
NY New York
Series 2007 E, 5.000% 08/01/10	7,045,000	7,312,217
NY Port Authority of New York & New Jersey
Series 2005, AMT, 3.750% 10/01/09	4,505,000	4,505,360
SC Beaufort County School District
Series 2009 A, 3.000% 03/01/10	5,100,000	5,157,069
SC Spartanburg County School District No. 5
Series 2009, 5.000% 05/01/11 (d)	6,220,000	6,630,271
TN County of Rutherford
Series 2009, 4.000% 04/01/12	10,000,000	10,639,800

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TN Sevier County Public Building Authority
Series 2009, 4.000% 06/01/11	7,500,000	7,818,525
TN Shelby County
Public Improvement, Series 2001 A, 5.000% 04/01/11	6,250,000	6,660,812
TX Denver City Independent School District
Series 2009, 2.500% 02/15/11	3,785,000	3,867,816
TX Montgomery County
Series 2006 B, SPA: DEPFA Bank, PLC 5.000% 03/01/29 (09/01/10) (a)(b)	2,500,000	2,577,275
TX Plano Independent School District
Series 2002, 5.000% 02/15/12	3,335,000	3,649,190
Series 2004, 5.000% 02/15/12	7,000,000	7,659,470
VA City of Newport News
Series 2009 B, 3.250% 09/01/11	6,095,000	6,389,937
WA City of Seattle
Series 2009, 4.000% 05/01/11	8,655,000	9,102,896
WI City of Milwaukee
Series 2001 T, 5.250% 09/01/11	5,575,000	6,045,809
Local General Obligations Total		224,822,216
Special Non-Property Tax – 5.8%
AR Fayetteville
Series 2005 B, Insured: NPFGC 4.000% 12/01/11	6,830,000	7,267,530
CT State
Series 1991 B, 6.500% 10/01/10	3,905,000	4,131,334
Series 2001 B, 5.375% 10/01/14	15,780,000	17,151,124
FL Citizens Property Insurance Corp.
Series 2007 A, Insured: NPFGC 5.000% 03/01/13	15,000,000	15,904,500

	Par ($)	Value ($)
FL Department of Environmental Protection
Series 2008 A, 5.000% 07/01/11	4,865,000	5,164,052
FL Hurricane Catastrophe Fund
Series 2006 A, 5.000% 07/01/10	18,450,000	18,979,146
FL Pasco County School District Sales Tax Revenue
Series 2007, Insured: FSA 5.000% 10/01/10	4,500,000	4,694,850
FL St. Petersburg Public Improvement Revenue
Series 2001, Insured: NPFGC 5.000% 02/01/10	3,035,000	3,070,206
IL Regional Transportation Authority
Series 1999, 5.750% 06/01/11	8,125,000	8,773,537
MA School Building Authority
Series 2005 A, Insured: FSA 5.000% 08/15/12	6,100,000	6,768,255
NM State
Series 2006 A, 4.000% 07/01/13	3,000,000	3,137,190
Series 2009 A, 5.000% 07/01/14	7,895,000	9,087,303
NV State Highway Improvement Revenue,
Series 2004, Insured: NPFGC 5.000% 12/01/09	6,110,000	6,155,642
NY Local Government Assistance Corp.
Series 2001 A-1, 5.000% 04/01/11	9,300,000	9,896,781
NY New York City Transitional Finance Authority
Series 2009 A, 5.000% 11/01/11	4,830,000	5,241,033
Special Non-Property Tax Total		125,422,483

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
State Appropriated – 6.6%
AZ School Facilities Board
Series 2005 A-1, 5.000% 09/01/14	10,000,000	11,142,000
Series 2008, 5.500% 09/01/13	8,000,000	9,005,280
KS Development Finance Authority
Series 2004 F, Insured: AMBAC 5.250% 10/01/11	2,250,000	2,422,913
KY Property & Buildings Commission
Series 2008, 5.000% 11/01/10	4,560,000	4,744,543
KY Turnpike Authority
Series 2004 A, Insured: FGIC 5.000% 07/01/10	5,000,000	5,171,150
LA Facilities Authority Revenue
Hurricane Recovery Program, Series 2007, Insured: AMBAC 5.000% 06/01/11	3,000,000	3,162,240
LA Local Government Environmental Facilities & Community Development Authority
Series 2009 A, 4.000% 10/01/14 (d)	1,545,000	1,655,081
NJ Economic Development Authority
Series 2008 W, 5.000% 09/01/11	4,705,000	5,032,703
NY State Dormitory Authority
Mental Health Services Facilities: Series 2008 B, 4.000% 02/15/10	2,330,000	2,360,407
Series 2008 E, 5.000% 02/15/11	2,170,000	2,287,549
Series 2004, Insured: NPFGC 5.000% 07/01/14	3,660,000	4,150,916
Series 2009, 5.000% 02/15/13	13,505,000	14,760,965
NY State Thruway Authority Service Contract
Local Highway & Bridge, Series 2002, 5.500% 04/01/11	3,000,000	3,197,610

	Par ($)	Value ($)
NY Thruway Authority
Series 2008, 5.000% 04/01/12	5,245,000	5,715,267
NY Triborough Bridge & Tunnel Authority
Series 1990, Insured: NPFGC 6.000% 01/01/11	5,000,000	5,318,150
NY Urban Development Corp.
Series 2002 A, 5.500% 01/01/17 (01/01/10) (a)(b)	11,885,000	12,506,110
OH Major New State Infrastructure
Series 2008-1, 5.000% 06/15/12	2,200,000	2,417,492
OH State Building Authority
Series 2003 A, Insured: FSA 5.000% 04/01/15	2,080,000	2,293,782
OR Department of Administrative Services
Series 2002 B: Insured: FSA 5.250% 05/01/15	6,020,000	6,484,864
Insured: NPFGC 5.250% 05/01/16	6,085,000	6,526,223
Series 2009 A, 5.000% 05/01/14	3,125,000	3,544,094
SC Association of Governmental Organizations
Series 2009 C, 1.500% 03/01/10	17,000,000	17,077,690
VA Public Building Authority
Series 2008, 5.000% 08/01/11	9,000,000	9,698,850
State Appropriated Total		140,675,879
State General Obligations – 14.7%
AK State
Series 2003 A, Insured: FSA 5.000% 08/01/14	14,000,000	15,746,080
CA Economic Recovery
Series 2004 A, Insured: NPFGC 5.000% 07/01/10	9,445,000	9,729,672
Series 2008 B, 5.000% 07/01/23 (07/01/11) (a)(b)	5,650,000	6,000,865

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA State
Series 2004 A, 5.000% 07/01/15	2,860,000	3,204,315
Series 2004: 5.000% 04/01/11	1,850,000	1,952,398
5.000% 12/01/15	2,200,000	2,420,814
Series 2006, 5.000% 03/01/14	4,000,000	4,444,200
CT State
Series 2004 C, Insured: FGIC 5.000% 04/01/11	5,000,000	5,323,950
Series 2007, 5.000% 03/15/11	3,600,000	3,827,952
Series 2009 B, 4.000% 06/01/11	21,000,000	22,202,250
DC District of Columbia
Series 2007 C, 4.000% 06/01/10	4,025,000	4,120,232
DE State
Series 2009, 3.500% 01/01/11	9,450,000	9,798,705
FL Board of Education
Series 2003 I, 5.000% 06/01/10	9,420,000	9,712,208
Series 2005 A, 5.000% 06/01/11	4,090,000	4,376,382
Series 2009 D, 5.000% 06/01/14 (d)	16,460,000	18,768,844
GA State
Series 1994 D, 6.800% 08/01/11	3,000,000	3,326,760
Series 1995 B, 6.800% 03/01/11	11,000,000	11,940,390
IL State
Series 2002, 5.250% 10/01/14	5,000,000	5,522,100
Series 2009, 3.000% 04/01/11	6,000,000	6,174,000
LA State
Series 2005 A, Insured: NPFGC 5.000% 08/01/12	10,000,000	10,998,900
MA State
Series 2009 B, 2.500% 05/27/10	14,925,000	15,130,965
Series 2009 C, 2.500% 06/24/10	15,375,000	15,610,237

	Par ($)	Value ($)
MD State
Series 2004, 5.000% 02/01/11	4,750,000	5,030,298
MI State
Series 2008 A, 5.000% 05/01/12	3,670,000	3,932,625
NC State
Series 2007 A, 5.000% 03/01/11	7,500,000	7,967,925
NJ State
Series 1992 D, 6.000% 02/15/11	7,770,000	8,334,724
OH State
Series 2009 C, 5.000% 09/15/14 (d)	20,000,000	22,928,600
PA State
Series 2002, Insured: FSA 5.000% 05/01/10	10,000,000	10,272,600
TX State
Series 2000 AMT, Insured: Guarantee Student Loan 5.750% 08/01/13	7,325,000	7,526,437
Series 2008, 5.000% 10/01/10	4,275,000	4,466,734
Series 2009, 2.500% 08/31/10	30,000,000	30,573,300
UT State
Series 2009 C, 5.000% 07/01/14	2,500,000	2,894,900
WA State
Series 2007 C, 5.000% 01/01/10	8,455,000	8,554,600
Series 2007 D, 4.500% 01/01/10	7,400,000	7,477,848
WV State
Sereis 2005, Insured: FGIC 5.000% 06/01/11	5,700,000	6,101,394
State General Obligations Total		316,394,204
Tax-Backed Total		825,744,285

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Transportation – 8.2%
Air Transportation – 0.4%
OH Dayton Special Facilities
United Parcel Service, Inc.: Series 1996 D, AMT, 6.200% 10/01/09	2,575,000	2,575,232
Series 1996 E, 6.050% 10/01/09	2,000,000	2,000,260
Series 1996 F, 6.050% 10/01/09	3,000,000	3,000,390
Air Transportation Total		7,575,882
Airports – 3.6%
AZ Phoenix Civic Improvement Corp.
Series 2002 B AMT, Insured: NPFGC 5.750% 07/01/17	6,000,000	6,333,240
Series 2005 B, Insured: NPFGC 5.000% 07/01/11	4,500,000	4,809,465
Series 2008 D, AMT, 5.250% 07/01/11	2,600,000	2,755,168
CO Denver City & County Airport
Series 2008 A1, AMT, 5.000% 11/15/11	5,000,000	5,291,650
DC Metropolitan Washington Airports Authority
Series 2007 B, AMT, Insured: AMBAC: 5.000% 10/01/10	7,000,000	7,262,920
5.000% 10/01/11	5,000,000	5,322,000
FL Broward County Airport Systems Revenue
Series 1998 G, AMT, Insured: AMBAC 4.500% 10/01/11	3,300,000	3,322,968
FL County of Miami-Dade
Series 2007 C AMT, Insured: FSA 5.000% 10/01/13	3,500,000	3,766,700
FL Greater Orlando Aviation Authority
Series 2008 A, AMT, Insured: FSA 5.000% 10/01/10	5,625,000	5,836,275
FL Miami Dade County Aviation
Miami International Airport, Series 2007 D, Insured: FSA 5.000% 10/01/10	1,745,000	1,815,725

	Par ($)	Value ($)
GA City of Atlanta
Series 2003 D AMT, Insured: NPFGC 5.250% 01/01/15	5,000,000	5,241,900
KY Louisville Kentucky Regional Airport Authority
Series 2008 A, AMT, Insured: FSA 5.000% 07/01/12	2,935,000	3,122,869
MN Minneapolis - St. Paul Metropolitan Airports Commission
Series 2008 A, AMT, 5.000% 01/01/11	1,805,000	1,878,482
NV Clark County Airport
Series 2006 A, Insured: AMBAC 5.000% 07/01/10	6,750,000	6,958,642
PA Philadelphia Industrial Development Authority
Series 1998 A, AMT, Insured: FGIC 5.250% 07/01/12	5,000,000	5,035,250
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
Series 2009, 5.000% 11/01/14	3,000,000	3,363,810
WA Port of Seattle
Series 2007 B, Insured: AMBAC 5.000% 10/01/11	5,580,000	5,938,236
Airports Total		78,055,300
Ports – 0.2%
NY Port Authority of New York & New Jersey
Series 2002, AMT, 5.500% 12/15/16	3,630,000	3,856,040
Ports Total		3,856,040
Toll Facilities – 1.7%
NY State Thruway Authority
Series 2009, 4.000% 07/15/11	17,000,000	17,896,920
NY Triborough Bridge & Tunnel Authority
Series 2002, 5.250% 11/15/16	10,000,000	11,104,800

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Harris County
Series 2002, Insured: FSA 5.375% 08/15/11	5,150,000	5,589,192
TX North Tollway Authority
Series 2009 A, 5.000% 01/01/13	1,300,000	1,387,438
Toll Facilities Total		35,978,350
Transportation – 2.3%
DE Transportation Authority Motor Fuel Tax
Series 2008 A, 5.000% 07/01/11	3,385,000	3,636,844
IL Chicago Transit Authority
Series 2006 A, 5.000% 06/01/12	3,650,000	3,955,469
Series 2006, Insured: AMBAC 4.000% 06/01/10	6,075,000	6,174,448
KS Department of Transportation
Series 2003 A, 5.000% 09/01/12	8,000,000	8,924,800
NY Metropolitan Transportation Authority
Series 2005 H, 5.250% 11/15/10	6,000,000	6,281,700
Series 2008, 5.000% 11/15/16 (11/15/11) (a)(b)	7,350,000	7,871,997
SC Transportation Infrastructure
Series 2005 A, Insured: AMBAC 5.000% 10/01/09	3,995,000	3,995,519
TX Transportation Commission
Series 2006 A, 5.000% 04/01/12	3,000,000	3,297,840
Series 2006, 5.000% 04/01/10	5,500,000	5,629,745
Transportation Total		49,768,362
Transportation Total		175,233,934

	Par ($)	Value ($)
Utilities – 8.9%
Investor Owned – 1.6%
GA Burke County Development Authority
Georgia Power Company: Series 1994, 3.750% 10/01/32 (01/12/12) (a)(b)	16,025,000	16,529,467
Series 1995, 4.375% 10/01/32 (04/01/10) (a)(b)	2,760,000	2,799,606
LA Public Facilities Authority
Cleco Power LLC, Series 2008, 7.000% 12/01/38 (12/01/11) (a)(b)	4,000,000	4,299,320
NH Business Finance Authority
United Illuminating Co.: Series 2009 A, 6.875% 12/01/29 (03/18/10) (a)(b)	2,000,000	2,150,500
Series 2009, 7.125% 07/01/27 (02/01/12) (a)(b)	4,000,000	4,305,480
VA York County Economic Development Authority
Virginia Electric and Power Co., Series 2009 A, 4.050% 05/01/33 (05/01/14) (a)(b)	3,500,000	3,661,420
Investor Owned Total		33,745,793
Joint Power Authority – 3.5%
GA Municipal Electric Authority
Series 2008 A, 5.000% 01/01/12	2,000,000	2,145,220
OH American Municipal Power, Inc.
Series 2007 A, GTY AGMT: Goldman Sachs Group, Inc. 5.000% 02/01/10	3,000,000	3,033,120
OK Grand River Dam Authority
Series 1995, Insured: AMBAC 6.250% 06/01/11	13,595,000	14,615,576

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
UT Intermountain Power Agency
Series 2008 A, 5.250% 07/01/11	7,000,000	7,488,250
Series 2009 A, 5.000% 07/01/13	10,000,000	11,127,000
WA Energy Northwest Washington Electric Revenue
Refunding Project No. 1A, Series 2002, Insured: NPFGC 5.500% 07/01/15	5,000,000	5,540,100
WA Energy Northwest
Series 1992 A, 6.300% 07/01/12	9,000,000	10,203,030
Series 2001 A, Insured: FSA 5.500% 07/01/16	10,000,000	10,862,400
Series 2001, 5.500% 07/01/17	8,800,000	9,462,640
Joint Power Authority Total		74,477,336
Municipal Electric – 1.7%
CA Department of Water Resources
Series 2002 A, Insured: AMBAC 5.500% 05/01/14	7,035,000	7,786,619
FL Kissimmee Utility Authority
Series 2001 B, Insured: AMBAC 5.000% 10/01/14	7,195,000	7,711,889
NE City of Lincoln
Series 2002, 5.000% 09/01/14	5,000,000	5,474,850
NY Long Island Power Authority
Series 2003 B, 5.250% 06/01/13	4,250,000	4,755,113
TX San Antonio Electric & Gas Systems
Series 2006 A, 5.000% 02/01/10	5,000,000	5,078,200
WA City of Seattle Municipal Light & Power
Series 2004, 5.000% 08/01/15	6,000,000	6,779,820
Municipal Electric Total		37,586,491
Water & Sewer – 2.1%
CA City of Los Angeles
Series 2009 A, 5.000% 06/01/12	6,040,000	6,665,140

	Par ($)	Value ($)
FL Orlando Utilities Commission Water & Electric
Series 2008, 3.500% 10/01/25 (10/01/12) (a)(b)	8,000,000	8,345,680
FL Reedy Creek Improvement District Utilities
Series 2004 2, 5.250% 10/01/10	3,000,000	3,108,180
Series 2005 2, Insured: AMBAC 5.000% 10/01/10	2,500,000	2,587,450
IN Indianapolis Local Public Improvement Bond Bank
Series 2002 A, 5.500% 01/01/14	2,000,000	2,209,180
NM Albuquerque Bernalillo County Water Utility Authority
Series 2009 A1, 5.000% 07/01/13	2,000,000	2,261,500
TX Dallas Waterworks & Sewer Systems Revenue
Series 2007, Insured: AMBAC 5.000% 10/01/12	5,000,000	5,578,350
TX Houston Water & Sewer System
Series 1991 C, Insured: AMBAC (c) 12/01/11	5,000,000	4,849,900
TX Titus County Fresh Water Supply District
Southwestern Electric Power Co., Series 2008, 4.500% 07/01/11	1,000,000	1,025,730
TX Trinity River Wastewater Authority
Series 2008, 5.000% 08/01/10	6,150,000	6,381,240
WA King County Sewer Revenue
Series 2002 B, Insured: FSA 5.500% 01/01/14	2,000,000	2,181,180
Water & Sewer Total		45,193,530
Utilities Total		191,003,150
Total Municipal Bonds (cost of $1,657,774,620)		1,694,044,381

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Investment Company – 0.9%
	Shares	Value ($)
Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%) (f)(g)	18,377,052	18,377,052
Total Investment Company (cost of $18,377,052)		18,377,052
Short-Term Obligations – 21.5%
	Par ($)
Variable Rate Demand Notes (h) – 21.5%
AK International Airports System
Series 2001 R, AMT, Insured: AMBAC, LIQ FAC: Citibank N.A. 0.500% 10/01/14 (10/01/09) (b)	7,205,000	7,205,000
AL University of Alabama
Series 2008 B, LOC: Regions Bank 1.600% 09/01/31 (10/01/09) (b)	16,000,000	16,000,000
CA JPMorgan Chase Putters/ Drivers Trust
Series 2008, LIQ FAC: JPMorgan Chase Bank: 0.600% 05/15/14 (10/01/09) (b)(i)	25,000,000	25,000,000
0.600% 11/15/14 (10/01/09) (b)(i)	10,000,000	10,000,000
CA Metropolitan Water District of Southern California
Series 2004 C, SPA: Dexia Credit Local 0.300% 10/01/29 (10/01/09) (b)	105,000	105,000
CA San Francisco City & County Public Utilities Commission
Series 2007, Insured: FSA, LIQ FAC: Wells Fargo Bank N.A 0.400% 11/01/31 (10/01/09) (b)	3,155,000	3,155,000
CO Aspen Valley Hospital District
Series 2003, LOC: Vectra Bank LOC: FHLMC 0.390% 10/15/33 (10/01/09) (b)	10,710,000	10,710,000

	Par ($)	Value ($)
CO City of Colorado Springs
Series 2006 A, SPA: Dexia Credit Local 0.400% 11/01/25 (10/01/09) (b)	18,575,000	18,575,000
CO Health Facilities Authority
North Colorado Medical Center, Series 2005, SPA: Keybank N.A., Insured: FSA 0.570% 05/15/24 (10/01/09) (b)	5,000,000	5,000,000
CT Health & Educational Facilities Authority
Choate Rosemary Hall Foundation, Series 2008 D, LOC: JPMorgan Chase Bank 0.400% 07/01/37 (10/01/09) (b)	12,775,000	12,775,000
Hotchkiss School, Series 2000 A, SPA: Northern Trust Company 0.400% 07/01/30 (10/01/09) (b)	11,600,000	11,600,000
FL City of Palm Bay
Series 2002, Insured: FSA 5.250% 10/01/09	320,000	320,041
FL Greater Orlando Aviation Authority
0.600% 10/01/18 (10/01/09) (b)	13,365,000	13,365,000
FL St. Lucie County School District Sales Tax Revenue
Series 2006, Insured: FGIC 5.000% 10/01/09	1,000,000	1,000,110
FL State Board of Education
Series 2003, Insured: NPFGC, LIQ FAC: Societe Generale 0.470% 06/01/32 (10/07/09) (b)(i)	3,590,000	3,590,000
GA City of Atlanta
Series 2008, Insured: FSA, LIQ FAC: JPMorgan Chase Bank 0.850% 01/01/13 (10/01/09) (b)	7,430,000	7,430,000

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Short-Term Obligations (continued)
	Par ($)	Value ($)
GA Walker Dade & Catoosa Counties Hospital Authority
Hutcheson Medical Center, Series 2008, LOC: Regions Bank 1.600% 10/01/28 (10/01/09) (b)	15,000,000	15,000,000
MD Community Development Administration
Series 2005 C AMT, SPA: State Street Bank &Trust Co. 0.650% 09/01/35 (10/01/09) (b)	20,000,000	20,000,000
NC Charlotte Mecklenburg Hospital Authority
Mercy Hospital, Series 2007 G, Insured: FSA , LOC: Dexia Credit Local 2.500% 01/15/41 (10/01/09) (b)	15,000,000	15,000,000
NJ Economic Development Authority
Series 2007, Insured: AMBAC, LIQ FAC: Dexia Credit Local 1.100% 12/15/20 (10/01/09) (b)	10,800,000	10,800,000
NJ Garden State Preservation Trust
Series 2008, LOC: Dexia Credit Local, Insured: FSA 0.650% 05/01/24 (10/01/09) (b)	30,840,000	30,840,000
NY City Industrial Development Agency
Mercy College, Series 2005 A, LOC: Keybank N.A. 1.350% 07/01/30 (10/01/09) (b)	12,770,000	12,770,000
NY Clinton County Industrial Development Agency
Champlain Valley Physicians, Series 2006 A, LOC: Keybank N.A. 1.300% 07/01/17 (10/01/09) (b)	9,695,000	9,695,000

	Par ($)	Value ($)
NY State Energy Research & Development Authority
Orange & Rockland Utilities, Series 1994, LOC: Wachovia Bank N.A. 0.700% 10/01/14 (10/07/09) (b)	27,200,000	27,200,000
NY State Thruway Authority
Series 2009, Insured: FSA, LIQ FAC: Citibank N.A. 0.800% 04/01/14 (10/01/09) (b)(i)	25,000,000	25,000,000
NY State
Series 2000 B, LOC: Dexia Credit Local 0.350% 03/15/30 (10/20/09) (b)	14,965,000	14,965,000
OH Air Quality Development Authority
Columbus Southern Power Co, Series 2009 A 3.875% 12/01/38 (06/01/14) (b)	3,400,000	3,470,992
First Energy Generation, Series 2006 A, LOC: Keybank N.A. 1.100% 12/01/23 (10/07/09) (b)	1,500,000	1,500,000
Timken Company, Series 2003, LOC: Keybank N.A. 0.650% 06/01/33 (10/07/09) (b)	3,000,000	3,000,000
OH County of Cuyahoga
Cleveland Hearing, Series 2008, LOC: Keybank N.A. 1.750% 06/01/38 (10/01/09) (b)	3,280,000	3,280,000
OH Kent State University Revenues
Series 2008, LOC: Keybank N.A. 1.300% 05/01/28 (10/01/09) (b)	2,900,000	2,900,000

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

Short-Term Obligations (continued)
	Par ($)	Value ($)
OH State
Ashland University, Series 2004, LOC: Keybank N.A. 1.500% 09/01/24 (10/01/09) (b)	6,650,000	6,650,000
PA Public School Building Authority
Putters, Series 2007, LOC: JPMorgan Chase Bank, N.A. 0.430% 12/01/14 (10/01/09) (b)	11,980,000	11,980,000
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2008, GTY AGMT: Citibank N.A. 1.000% 12/01/09 (d)	26,300,000	26,300,000
TN County of Shelby
Series 2006 C, SPA: Dexia Credit Local 0.450% 12/01/31 (10/01/09) (b)	25,500,000	25,500,000
TN Memphis-Shelby County Airport Authority
Series 2008, LOC: Dexia Credit Local 0.600% 03/01/16 (10/01/09) (b)	10,250,000	10,250,000
TX Brazos River Harbor Navigation District
BASF Corporation, Series 1997, AMT, 0.790% 04/01/32 (10/07/09) (b)	4,000,000	4,000,000
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
Series 2008 AMT, Insured: FSA, LIQ FAC: JPMorgan Chase Bank 0.600% 05/01/12 (10/01/09) (b)	6,945,000	6,945,000
TX DeSoto Industrial Development Authority
Caterpillar Inc., Series 2000, 0.440% 12/01/16 (10/01/09) (b)	1,520,000	1,520,000

	Par ($)	Value ($)
VA Fairfax County Industrial Development Authority
Inova Health System Foundation, Series 2005 A2, SPA: Landesbank Baden- Wurttemberg 0.400% 05/15/35 (10/07/09) (b)	23,985,000	23,985,000
VA Housing Development Authority
Series 2004 A, AMT, 3.700% 10/01/09	2,960,000	2,960,148
VT Educational & Health Buildings Financing Agency
Gifford Medical Center, Series 2006 A, LOC: KeyBank N.A. 0.570% 10/01/36 (10/01/09) (b)	1,000,000	1,000,000
Variable Rate Demand Notes Total		462,341,291
Total Short-Term Obligations (cost of $462,270,000)		462,341,291
Total Investments – 101.4% (cost of $2,138,421,672) (j)		2,174,762,724
Other Assets & Liabilities, Net – (1.4)%		(29,283,115)
Net Assets – 100.0%		2,145,479,609

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(b)  Parenthetical date represents the next reset date for the security.

(c)  Zero coupon bond.

(d)  Security purchased on a delayed delivery basis.

(e)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(f)  Investments in affiliates during the six months ended September 30, 2009: Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%)

Shares as of 03/31/09:	61,213,000
Shares purchased:	665,413,200
Shares sold:	(708,249,148)
Shares as of 09/30/09:	18,377,052
Net realized gain(loss):	$–
Dividend income earned:	$125,279
Value at end of period:	$18,377,052

(g)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(h)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at September 30, 2009.

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund

September 30, 2009 (Unaudited)

(i)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid, amounted to $63,590,000, which represents 3.0% of net assets.

(j)  Cost for federal income tax purposes is $2,138,421,672.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$1,694,044,381	$—	$1,694,044,381
Total Investment Company	18,377,052	—	—	18,377,052
Total Short-Term Obligations	—	462,341,291	—	462,341,291
Total Investments	$18,377,052	$2,156,385,672	$—	$2,174,762,724

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	38.5
Utilities	8.9
Transportation	8.2
Other	8.2
Health Care	6.8
Education	3.0
Housing	2.4
Industrials	1.8
Resource Recovery	0.9
Other Revenue	0.3
79.0
Investment Company	0.9
Short-Term Obligations	21.5
Other Assets & Liabilities, Net	(1.4)
100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

NPFGC	National Public Finance Guarantee Corp.

PUTTERS	Puttable Tax Exempt Receipts

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia California Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds – 95.8%
	Par ($)	Value ($)
Education – 7.5%
Education – 7.5%
CA Educational Facilities Authority
Stanford University, Series 2009 T5, 5.000% 03/15/23	1,500,000	1,851,555
Pitzer College, Series 2005 A, 5.000% 04/01/25	1,270,000	1,299,401
Pomona College, Series 2009 A, 5.000% 01/01/24	1,175,000	1,353,341
University of Redlands, Series 2005 A, 5.000% 10/01/25	1,250,000	1,272,025
University of Southern California, Series 2009, 5.250% 10/01/24	3,000,000	3,685,830
CA Public Works Board
California State University, Series 2006 A, Insured: FGIC 5.000% 10/01/16	1,000,000	1,096,810
University of California: Series 2005 C, 5.000% 04/01/16	1,000,000	1,102,620
Series 2005 D, 5.000% 05/01/15	1,000,000	1,112,460
CA University of California
Series 2009 A, 5.250% 11/01/22	2,500,000	2,818,425
Series 2009 O, 5.000% 05/15/20	1,000,000	1,181,680
Education Total		16,774,147
Education Total		16,774,147
Health Care – 7.4%
Continuing Care Retirement – 0.5%
CA Health Facilities Financing Authority
Nevada Methodist Homes, Series 2006, 5.000% 07/01/26	1,000,000	994,310
Continuing Care Retirement Total		994,310
Hospitals – 6.9%
CA Health Facilities Financing Authority
Catholic Healthcare West, Series 2009 A, 6.000% 07/01/29	1,250,000	1,369,712

	Par ($)	Value ($)
Children's Hospital Orange Co., Series 2009 A, 6.000% 11/01/21	2,000,000	2,146,980
CA Loma Linda
Loma Linda, University Medical Center, Series 2005, 5.000% 12/01/18	1,000,000	979,070
CA Municipal Finance Authority
Community Hospitals of Central California, Series 2013, 5.000% 02/01/13	1,150,000	1,197,967
CA Rancho Mirage Joint Powers Financing Authority
Eisenhower Medical Center, Series 1997 B, Insured: NPFGC 4.875% 07/01/22	1,500,000	1,452,135
CA Statewide Communities Development Authority
Adventist Health System West, Series 2005 A, 5.000% 03/01/17	1,000,000	1,022,330
John Muir Health, Series 2006 A, 5.000% 08/15/17	3,000,000	3,147,360
Kaiser Foundation Health Plan: Series 2004 E, 3.875% 04/01/32 (04/01/10) (a)(b)	2,000,000	2,033,900
Series 2009 A, 5.000% 04/01/19	2,000,000	2,203,340
Hospitals Total		15,552,794
Health Care Total		16,547,104
Housing – 0.4%
Single-Family – 0.4%
CA Department of Veteran Affairs
Series 2006, 4.500% 12/01/23	1,000,000	1,000,300
Single-Family Total		1,000,300
Housing Total		1,000,300

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Industrials – 1.2%
Oil & Gas – 1.2%
CA M-S-R Energy Authority
Series 2009, 6.125% 11/01/29	2,000,000	2,234,140
CA Roseville Natural Gas Financing Authority
Series 2007, 5.000% 02/15/11	500,000	510,340
Oil & Gas Total		2,744,480
Industrials Total		2,744,480
Other – 5.0%
Other – 2.6%
CA Infrastructure & Economic Development Bank
California Science Center, Series 2006 B, Insured: FGIC: 5.000% 05/01/22	1,360,000	1,400,215
5.000% 05/01/23	1,240,000	1,271,186
J. Paul Getty Trust, Series 2007 A-1, 2.500% 10/01/47 (04/01/13) (a)(b)	1,950,000	1,986,816
CA Statewide Communities Development Authority
Series 2003, 5.000% 07/01/13	1,000,000	1,133,500
Other Total		5,791,717
Refunded/Escrowed (c) – 1.4%
CA Department of Water Resources
Series 2001, Escrowed to Maturity, Insured: AMBAC 5.500% 12/01/09	5,000	5,044
Series 2003 Y, Escrowed to Maturity, Insured: FGIC 5.000% 12/01/10	15,000	15,801
CA Health Facilities Finance Authority
Cedars-Sinai Medical Center, Series 1999 A, Pre-refunded 12/01/09, 6.125% 12/01/19	1,000,000	1,018,880

	Par ($)	Value ($)
CA Lucia Mar Unified School District
Series 2004 A, Pre-refunded 08/01/14, Insured: FGIC 5.250% 08/01/20	1,230,000	1,446,123
CA Orange County Water District
Series 2003 B, Pre-refunded 08/15/13, Insured: NPFGC 5.375% 08/15/17	650,000	753,006
Refunded/Escrowed Total		3,238,854
Tobacco – 1.0%
CA County Tobacco Securitization Agency
Los Angeles County, Series 2006, (d) 06/01/21 (5.250% 12/01/10)	1,000,000	844,240
CA Golden State Tobacco Securitization Corp.
Series 2005 A, Insured: AMBAC 5.000% 06/01/14	1,250,000	1,350,137
Tobacco Total		2,194,377
Other Total		11,224,948
Resource Recovery – 0.5%
Resource Recovery – 0.5%
CA Los Angeles Sanitation Equipment
Series 2005, Insured: FGIC 5.000% 02/01/13	1,000,000	1,113,560
Resource Recovery Total		1,113,560
Resource Recovery Total		1,113,560
Tax-Backed – 35.5%
Local Appropriated – 7.2%
CA Anaheim Public Financing Authority
Series 1997 C, Insured: FSA 6.000% 09/01/11	1,000,000	1,087,060
CA City & County of San Francisco
Series 2009 B, 5.000% 04/01/24	1,495,000	1,627,024

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA County of San Diego
Certificates of Participation, Series 2001, Insured: AMBAC 5.000% 11/01/11	1,000,000	1,067,300
CA Kings River Conservation District
Series 2004, 5.000% 05/01/14	3,135,000	3,239,834
CA Los Angeles Community Redevelopment Agency
Series 2005, Insured: AMBAC 5.000% 09/01/15	1,095,000	1,172,241
CA Los Angeles County Capital Asset Leasing Corp.
Series 2002 B, Insured: AMBAC 6.000% 12/01/12	1,000,000	1,110,300
CA Oakland Joint Powers Financing Authority
Series 2008 B, Insured: AGO 5.000% 08/01/22	2,000,000	2,135,400
CA Pico Rivera Public Financing Authority
Series 2009, 5.250% 09/01/26	1,085,000	1,149,492
CA Sacramento City Financing Authority
Series 2006, Insured: AMBAC 5.250% 12/01/22	1,000,000	1,104,680
CA San Mateo County Joint Powers Financing Authority
Series 2008 A, 5.000% 07/15/20	435,000	488,261
CA Santa Clara County Financing Authority
Series 1998 A, Insured: AMBAC 4.500% 05/15/12	1,075,000	1,083,235
CA Vista
Series 2007, Insured: NPFGC 4.750% 05/01/21	750,000	780,840
Local Appropriated Total		16,045,667

	Par ($)	Value ($)
Local General Obligations – 15.7%
CA Beverly Hills Unified School District
Series 2009, (e) 08/01/24	3,500,000	1,820,140
CA Culver City School Facilities Financing Authority
Series 2005, Insured: FSA 5.500% 08/01/23	1,490,000	1,815,088
CA East Bay Municipal Utility District
Series 2003 F, Insured: AMBAC 5.000% 04/01/15	1,000,000	1,114,940
CA East Side Union High School District Santa Clara County
Series 2006, Insured: FSA 5.250% 09/01/20	1,280,000	1,495,347
CA Foothill-De Anza Community College District
Series 2002, Insured: FGIC 5.000% 08/01/14	975,000	1,061,210
Series 2005, Insured: FGIC: 5.250% 08/01/18	1,000,000	1,184,210
5.250% 08/01/21	1,000,000	1,187,690
CA Long Beach Unified School District
Series 2009 A, 5.250% 08/01/21	1,750,000	1,995,245
CA Los Angeles Unified School District
Series 2006 G, Insured: AMBAC 5.000% 07/01/20	1,000,000	1,105,610
CA Los Angeles
Series 2004 A, Insured: NPFGC 4.000% 09/01/13	1,000,000	1,096,250
CA Palomar Pomerado Health District
Series 2007 A, Insured: NPFGC (e) 08/01/19	2,500,000	1,589,425

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Pasadena Area Community College District
Series 2006 C, Insured: AMBAC (e) 08/01/11	2,000,000	1,969,460
CA Rancho Santiago Community College District
Series 2005, Insured: FSA 5.250% 09/01/19	1,000,000	1,192,730
CA Rescue Unified School District
Series 2005, Insured: NPFGC (e) 09/01/26	1,100,000	430,518
CA San Mateo County Community College District
Series 2006 A, Insured: NPFGC (e) 09/01/15	1,000,000	850,370
CA San Mateo Foster City School Facilities Financing Authority
Series 2005, Insured: FSA: 4.000% 08/15/12	1,000,000	1,081,690
5.500% 08/15/19	2,000,000	2,429,300
CA San Ramon Valley Unified School District
Series 2004, Insured: FSA 5.250% 08/01/16	1,800,000	2,049,714
CA Santa Ana Unified School District
Series 2008 A, (e) 08/01/20	3,250,000	1,942,395
CA Saugus Union School District
Series 2006, Insured: NPFGC 5.250% 08/01/21	1,000,000	1,170,360
CA Simi Valley School Financing Authority
Series 2007, Insured: FSA: 5.000% 08/01/18	1,045,000	1,215,763
5.000% 08/01/23	2,405,000	2,685,688
CA South San Francisco School District
Series 2006, Insured: NPFGC 5.250% 09/15/20	1,000,000	1,186,790

	Par ($)	Value ($)
CA West Contra Costa Unified School District
Series 2005, Insured: NPFGC (e) 08/01/17	1,000,000	704,840
CA William S. Hart Union High School District
Series 2005 B, Insured: FSA (e) 09/01/22	2,000,000	1,041,720
Local General Obligations Total		35,416,493
Special Non-Property Tax – 1.5%
CA Economic Recovery
Series 2004 A, Insured: FGIC 5.250% 07/01/14	1,000,000	1,143,200
CA Napa County Flood Protection & Watershed Improvement Authority
Series 2005, Insured: AMBAC 4.500% 06/15/12	1,000,000	1,077,570
CA Orange County Local Transportation Authority
Series 1992, Insured: AMBAC 6.200% 02/14/11	1,150,000	1,186,903
Special Non-Property Tax Total		3,407,673
Special Property Tax – 4.8%
CA Culver City Redevelopment Finance Authority
Series 1993, Insured: AMBAC 5.500% 11/01/14	2,025,000	2,063,495
CA Indian Wells Redevelopment Agency
Series 2003 A, Insured: AMBAC 5.000% 09/01/14	450,000	483,156
CA Long Beach Bond Finance Authority
Series 2002 B, Insured: AMBAC 5.500% 11/01/19	1,070,000	1,164,631
CA Los Angeles Municipal Improvement Corp.
Series 2002 G, Insured: NPFGC 5.250% 09/01/13	1,500,000	1,661,940

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Oakland Redevelopment Agency
Series 1992, Insured: AMBAC 5.500% 02/01/14	3,060,000	3,104,462
CA Redwood City Redevelopment Agency
Series 2003 A, Insured: AMBAC 5.250% 07/15/13	1,000,000	1,073,930
CA San Francisco City & County Redevelopment Agency
Series 2009, 5.000% 08/01/18	1,255,000	1,292,876
Special Property Tax Total		10,844,490
State Appropriated – 4.3%
CA Bay Area Infrastructure Financing Authority
Series 2006: Insured: FGIC 5.000% 08/01/17	2,000,000	2,091,520
Insured: SYNC 5.000% 08/01/17	2,000,000	2,073,240
CA Public Works Board
Series 2005 A, 5.000% 06/01/15	1,200,000	1,296,780
Series 2006 A, 5.000% 04/01/28	1,000,000	1,000,550
CA San Francisco Building Authority
Series 2005 A, 5.000% 12/01/12	3,000,000	3,216,180
State Appropriated Total		9,678,270
State General Obligations – 6.0%
CA State
Series 2005, 5.000% 06/01/11	2,000,000	2,122,120
Series 2007: 4.500% 08/01/26	1,000,000	989,470
5.000% 08/01/18	3,750,000	4,135,463
Series 2009, 5.625% 04/01/26	2,000,000	2,185,360
PR Commonwealth of Puerto Rico
Series 2002 A, Insured: FGIC 5.500% 07/01/17	1,000,000	1,069,490

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2004 J, Insured: AMBAC 5.000% 07/01/36 (07/01/12) (a)(b)	1,255,000	1,286,011
Series 2007 A, Insured: FGIC 5.500% 07/01/21	1,500,000	1,581,630
State General Obligations Total		13,369,544
Tax-Backed Total		88,762,137
Transportation – 4.4%
Airports – 2.9%
CA County of Orange
Series 2009 A, 5.250% 07/01/25	1,500,000	1,665,450
CA Sacramento County Airport Systems
Series 2008 A, Insured: FSA 5.000% 07/01/23	1,000,000	1,101,500
CA San Francisco City & County Airports Commission
Series 2003 B, Insured: FGIC 5.250% 05/01/13	2,000,000	2,220,960
Series 2008 34-D, Insured: AGO 5.000% 05/01/18	500,000	565,485
CA San Jose Airport
Series 2007, Insured: AMBAC 5.000% 03/01/22	1,000,000	1,046,100
Airports Total		6,599,495
Ports – 1.0%
CA Los Angeles Harbor Department
Series 2009 A, 5.250% 08/01/23	2,000,000	2,284,220
Ports Total		2,284,220
Transportation – 0.5%
CA Department of Transportation
Series 2004 A, Insured: FGIC, 4.500% 02/01/13	1,000,000	1,103,190
Transportation Total		1,103,190
Transportation Total		9,986,905

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Utilities – 29.9%
Independent Power Producers – 1.5%
CA Sacramento Power Authority
Series 2005, Insured: AMBAC 5.250% 07/01/15	3,000,000	3,385,350
Independent Power Producers Total		3,385,350
Joint Power Authority – 6.7%
CA Infrastructure & Economic Development Bank
California Independent System Operator Corp., Series 2009 A 5.250% 02/01/22	1,900,000	2,029,561
CA M-S-R Public Power Agency
Series 2008 L, Insured: FSA 5.000% 07/01/21	3,500,000	3,913,665
CA Southern California Public Power Authority
Series 1989, 6.750% 07/01/13	3,000,000	3,549,630
Series 2005 A, Insured: FSA 5.000% 01/01/18	2,000,000	2,199,100
Series 2008 A, 5.000% 07/01/22	2,000,000	2,198,280
Series 2008 B, 6.000% 07/01/27	1,000,000	1,145,610
Joint Power Authority Total		15,035,846
Municipal Electric – 13.7%
CA Anaheim Public Financing Authority
Series 1999, Insured: AMBAC 5.000% 10/01/13	1,500,000	1,638,705
CA Department of Water Resources
Series 2002 A, 6.000% 05/01/13	2,375,000	2,663,848
Series 2002 G 11, 5.000% 05/01/18	2,000,000	2,306,320
Series 2008, 5.000% 05/01/17	1,000,000	1,149,910
CA Imperial Irrigation District
Series 2008, 5.250% 11/01/21	2,500,000	2,788,850

	Par ($)	Value ($)
CA Los Angeles Department of Water & Power
Series 2007 A Sub-Series A-1, Insured: AMBAC 5.000% 07/01/19	1,000,000	1,151,570
Series 2009, 5.250% 07/01/23	2,000,000	2,334,660
CA Modesto Irrigation District
Series 2001 A, Insured: FSA 5.250% 07/01/18	1,185,000	1,265,047
CA Northern California Power Agency
Series 2008 1C, Insured: AGO 5.000% 07/01/22	3,000,000	3,306,840
CA Northern California Transmission Agency
Series 2009 A, 5.000% 05/01/21	2,500,000	2,791,650
CA Riverside
Series 2008 D, Insured: FSA 5.000% 10/01/23	1,000,000	1,111,470
CA Sacramento Municipal Utility District
Series 2006, Insured: NPFGC 5.000% 07/01/15	1,000,000	1,072,910
Series 2008 U, Insured: FSA 5.000% 08/15/21	2,500,000	2,824,375
CA Tuolumne Wind Project Authority
Series 2009 A, 5.000% 01/01/22	1,000,000	1,067,870
CA Walnut Energy Center Authority
Series 2004 A, Insured: AMBAC 5.000% 01/01/16	2,055,000	2,234,134
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 AA, Insured: NPFGC 6.250% 07/01/10	2,000,000	2,061,120
Municipal Electric Total		31,769,279
Water & Sewer – 7.5%
CA Clovis Public Financing Authority
Series 2007, Insured: AMBAC 5.000% 08/01/21	1,000,000	1,048,740

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Fresno
Series 2008 A, Insured: AGO 5.000% 09/01/23	1,000,000	1,113,230
CA Kern County Water Agency Improvement District No. 004
Series 2008 A, Insured: AGO 5.000% 05/01/22	2,020,000	2,224,707
CA Los Angeles Waste Water System Authority
Series 2009 A, 5.750% 06/01/25	2,000,000	2,355,560
CA Metropolitan Water District of Southern California
Series 2008 B, 5.000% 07/01/22	2,500,000	2,884,350
CA Rancho Water District Financing Authority
Series 2001 A, Insured: FSA 5.500% 08/01/10	1,000,000	1,039,170
CA Sacramento County Sanitation District
Series 2006, Insured: FGIC 5.000% 12/01/17	1,000,000	1,144,210
CA Sacramento County Water Financing Authority
Series 2007 A, Insured: FGIC 5.000% 06/01/18	2,000,000	2,227,200
CA San Diego Public Facilities Financing Authority
Series 2009 B, 5.250% 05/15/25	1,500,000	1,686,765
CA San Francisco City & County Public Utilities Commission
Series 2003 A, Insured: NPFGC 5.000% 10/01/13	1,000,000	1,101,610
Water & Sewer Total		16,825,542
Utilities Total		67,016,017
Total Municipal Bonds (cost of $204,834,273)		215,169,598

Municipal Preferred Stock – 0.7%
	Shares	Value ($)
Housing – 0.7%
Multi-Family – 0.7%
Munimae Tax Exempt Bond Subsidiary LLC
Series 2004 A-2, 4.900% 06/30/49 (f)	2,000,000	1,534,580
Multi-Family Total		1,534,580
Housing Total		1,534,580
Total Municipal Preferred Stock (cost of $2,000,000)		1,534,580
Investment Company – 2.4%
Columbia California Tax-Exempt Reserves, Trust Class (7 day yield of 0.170%) (g)(h)	5,444,272	5,444,272
Total Investment Company (cost of $5,444,272)		5,444,272
Short-Term Obligation – 0.5%
	Par ($)
Variable Rate Demand Note (i) – 0.5%
CA Department of Water Resources
Series 2002 B-1, LOC: Bank of New York, LOC: California State Teachers' Retirement System 0.270% 05/01/22	1,100,000	1,100,000
Total Variable Rate Demand Note (cost of $1,100,000)		1,100,000
Total Short-Term Obligation (cost of $1,100,000)		1,100,000
Total Investments – 99.4% (cost of $213,378,545) (j)		223,248,450
Other Assets & Liabilities, Net – 0.6%		1,454,143
Net Assets – 100.0%		224,702,593

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(b)  Parenthetical date represents the next reset date for the security.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(e)  Zero coupon bond.

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

(f)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, this security, which is not illiquid, amounted to $1,534,580, which represents 0.7% of net assets.

(g)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(h)  Investments in affiliates during the six months ended September 30, 2009:

Security name: Columbia California Tax-Exempt Reserves, Trust Class (7 day yield of 0.170%)
Shares as of 03/31/09:	7,259,000
Shares purchased:	48,444,654
Shares sold:	(50,259,382)
Shares as of 09/30/09:	5,444,272
Net realized gain(loss):	$–
Dividend income earned:	$8,281
Value at end of period:	$5,444,272

(i)  Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate at September 30, 2009.

(j)  Cost for federal income tax purposes is $213,378,545.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$215,169,598	$—	$215,169,598
Total Municipal Preferred Stock	—	1,534,580	—	1,534,580
Total Investment Company	5,444,272	—	—	5,444,272
Total Short-Term Obligation	—	1,100,000	—	1,100,000
Total Investments	$5,444,272	$217,804,178	$—	$223,248,450

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	35.5
Utilities	29.9
Education	7.5
Health Care	7.4
Other	5.0
Transportation	4.4
Industrials	1.2
Housing	1.1
Resource Recovery	0.5
96.5
Investment Company	2.4
Short-Term Obligation	0.5
Other Assets & Liabilities, Net	0.6
100.0

Acronym	Name
AGO	Assured Guaranty Corp.

AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

NPFGC	National Public Finance Guarantee Corp.

SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds – 95.5%
	Par ($)	Value ($)
Education – 9.2%
Education – 9.1%
GA Athens Housing Authority
University of Georgia - East Campus Housing, Series 2002, Insured: AMBAC 5.250% 12/01/19	1,150,000	1,219,288
GA Bleckley & Dodge County Development Authority
Middle Georgia College, Series 2008, 5.000% 07/01/21	1,260,000	1,331,215
GA Bullock County Development Authority
Georgia Southern University Student Housing, Series 2008, Insured: AGO 5.250% 07/01/20	1,000,000	1,168,260
GA Cobb County Development Authority
Kennesaw State University Foundation, Series 2004, Insured: NPFGC 5.000% 07/15/19	1,870,000	2,078,916
GA DeKalb Newton & Gwinnett Counties Joint Development Authority
GGC Foundation LLC, Series 2009, 5.500% 07/01/24	2,500,000	2,830,425
GA Private Colleges & Universities Authority
Spelman College, Series 2003, 5.250% 06/01/19	2,250,000	2,430,022
GA South Regional Joint Development Authority
Valdosta State University Auxiliary Services, Series 2008, Insured: AGO 5.000% 08/01/23	1,125,000	1,237,253
Education Total		12,295,379

	Par ($)	Value ($)
Prep School – 0.1%
GA Gainesville Redevelopment Authority
Riverside Military Academy Project, Series 2007, 5.125% 03/01/27	250,000	172,268
Prep School Total		172,268
Education Total		12,467,647
Health Care – 6.1%
Hospitals – 6.1%
GA Chatham County Hospital Authority
Memorial Health University Medical Center, Series 2004 A, 5.375% 01/01/26	1,000,000	922,900
Memorial Medical Center, Series 2001 A, 6.125% 01/01/24	2,500,000	2,508,175
GA Cobb County Kennestone Hospital Authority
Wellstar Health System, Series 2005 B, 4.000% 04/01/16	1,110,000	1,157,785
GA Macon-Bibb County Hospital Authority
Medical Center of Central Georgia, Series 2009, 5.000% 08/01/23	1,030,000	1,088,123
GA Savannah Hospital Authority
St. Joseph's Candler Health Systems, Series 1998 A, Insured: FSA: 5.250% 07/01/11	1,225,000	1,239,884
5.250% 07/01/12	1,310,000	1,325,314
Hospitals Total		8,242,181
Health Care Total		8,242,181
Housing – 7.0%
Multi-Family – 6.9%
GA Clayton County Housing Authority
GCC Ventures LLC, Series 2001, Guarantor: FNMA 4.350% 12/01/31 (02/01/11) (a)(b)	3,510,000	3,708,385

See Accompanying Notes to Financial Statements.

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Cobb County Development Authority
Kennesaw State University Foundation: Series 2004 A, Insured: NPFGC 5.250% 07/15/19	2,000,000	2,247,800
Series 2007 A, Insured: AMBAC 5.250% 07/15/27	3,000,000	2,905,380
GA Lawrenceville Housing Authority
Knollwood Park LP, Series 1997, AMT, Guarantor: FNMA 6.250% 12/01/29 (06/01/15) (a)(b)	485,000	503,280
Multi-Family Total		9,364,845
Single-Family – 0.1%
GA Housing & Finance Authority
Series 1998 B-3, Insured: FHA 4.400% 06/01/17	130,000	131,427
Single-Family Total		131,427
Housing Total		9,496,272
Industrials – 1.0%
Forest Products & Paper – 0.8%
GA Richmond County Development Authority
International Paper Co., Series 2001 A, 5.150% 03/01/15	1,000,000	1,012,970
Forest Products & Paper Total		1,012,970
Oil & Gas – 0.2%
GA Main Street Natural Gas, Inc.
Series 2007 A, 5.250% 09/15/19	295,000	302,351
Oil & Gas Total		302,351
Industrials Total		1,315,321
Other – 6.7%
Refunded/Escrowed (c) – 6.7%
GA Atlanta Airport Facilities
Series 2000 A, Pre-refunded 01/01/10, Insured: FGIC 5.600% 01/01/30	3,000,000	3,069,720

	Par ($)	Value ($)
GA Forsyth County School District
Series 1999, Pre-refunded 02/01/10, 6.000% 02/01/15	2,000,000	2,076,240
GA Gainesville & Hall County Hospital Authority
Northeast Georgia Health System, Inc., Series 2001, Pre-refunded 05/15/11, 5.000% 05/15/15	1,000,000	1,066,420
GA Gwinnett County Development Authority
Series 2004, Pre-refunded 01/01/14, Insured: NPFGC 5.250% 01/01/15	2,000,000	2,305,160
GA Metropolitan Atlanta Rapid Transit Authority
Series 1983 D, Escrowed to Maturity, 7.000% 07/01/11	540,000	599,659
Refunded/Escrowed Total		9,117,199
Other Total		9,117,199
Tax-Backed – 34.2%
Local Appropriated – 3.1%
GA Atlanta Public Safety & Judicial Facilities Authority
Series 2006, Insured: FSA 5.000% 12/01/17	1,310,000	1,506,068
GA East Point Building Authority
Series 2000, Insured: FSA (d) 02/01/18	2,490,000	1,592,131
GA Fulton County Facilities Corp.
Series 2009, 5.000% 11/01/17	1,000,000	1,129,610
Local Appropriated Total		4,227,809
Local General Obligations – 17.4%
GA Atlanta Solid Waste Management Authority
Series 2008, Insured: FSA 5.000% 12/01/17	795,000	928,854

See Accompanying Notes to Financial Statements.

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Barrow County School District
Series 2006, 5.000% 02/01/14	1,000,000	1,145,930
GA Chatham County School District
Series 2002, Insured: FSA 5.250% 08/01/14	1,000,000	1,168,580
Series 2004, Insured: FSA 5.250% 08/01/19	2,000,000	2,447,980
GA College Park Business & Industrial Development Authority
Series 2005, Insured: AMBAC 5.250% 09/01/19	3,230,000	3,675,159
GA County of Cherokee
Series 2009, 5.000% 08/01/22	2,000,000	2,331,960
GA Douglas County School District
Series 2007, Insured: FSA: 5.000% 04/01/18	1,500,000	1,759,575
5.000% 04/01/21	2,000,000	2,295,160
5.000% 04/01/23	1,500,000	1,700,535
GA Fulton County School District
Series 1998, 5.375% 01/01/17	1,390,000	1,664,733
GA Gwinnett County School District
Series 2008: 5.000% 02/01/17	1,000,000	1,189,380
5.000% 02/01/22	1,000,000	1,158,090
GA Lowndes County
Series 2008, Insured: FSA 5.000% 04/01/14	1,000,000	1,146,670
MI Detroit
Series 2001 B, Insured: NPFGC 5.375% 04/01/14	1,000,000	1,017,610
Local General Obligations Total		23,630,216
Special Non-Property Tax – 5.3%
GA Cobb-Marietta County Coliseum & Exhibit Hall Authority
Series 2005, Insured: NPFGC 5.250% 10/01/19	2,430,000	2,820,793

	Par ($)	Value ($)
GA Metropolitan Atlanta Rapid Transit Authority
Series 1992 N, Insured: NPFGC 6.250% 07/01/18	2,000,000	2,347,480
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2006 B, 5.000% 07/01/20	2,000,000	2,016,380
Special Non-Property Tax Total		7,184,653
Special Property Tax – 1.3%
GA Atlanta Tax Allocation
Atlantic Station Project, Series 2007, Insured: AGO 5.250% 12/01/20	1,545,000	1,723,617
Special Property Tax Total		1,723,617
State General Obligations – 7.1%
GA Georgia State
Series 2007 G, 5.000% 12/01/20	2,000,000	2,336,260
Series 2009: 5.000% 05/01/17	1,500,000	1,789,290
5.000% 05/01/23	3,000,000	3,510,180
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2007, 6.250% 07/01/23	1,825,000	2,057,523
State General Obligations Total		9,693,253
Tax-Backed Total		46,459,548
Transportation – 3.8%
Toll Facilities – 3.8%
GA State Road & Tollway Authority
Series 2006, Insured: NPFGC 5.000% 06/01/16	3,405,000	3,979,492
Series 2009 A, 5.000% 06/01/21	1,000,000	1,154,130
Toll Facilities Total		5,133,622
Transportation Total		5,133,622

See Accompanying Notes to Financial Statements.

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Utilities – 27.5%
Investor Owned – 2.3%
GA Appling County Development Authority
Georgia Power Company, Series 2006, Insured: AMBAC 4.400% 07/01/16	1,000,000	1,039,490
GA Monroe County Development Authority
Georgia Power Company, Series 1995, 4.500% 07/01/25 (04/01/11) (a)(b)	2,000,000	2,072,300
Investor Owned Total		3,111,790
Joint Power Authority – 5.4%
GA Monroe County Development Authority
Oglethorpe Power Corp., Series 1992, 6.800% 01/01/12	1,000,000	1,096,990
GA Municipal Electric Authority
Power Revenue Bonds, Series 1992 B, Insured: NPFGC 6.375% 01/01/16	2,000,000	2,347,860
Series 1998 A, Insured: NPFGC 5.250% 01/01/13	1,000,000	1,101,490
Series 2008 A, 5.250% 01/01/21	1,395,000	1,611,950
Series 2008 D, 6.000% 01/01/23	1,000,000	1,163,250
Joint Power Authority Total		7,321,540
Water & Sewer – 19.8%
GA Augusta Water & Sewer
Series 2007, Insured: FSA: 5.000% 10/01/21	1,000,000	1,140,650
5.000% 10/01/22	2,000,000	2,268,660
GA Columbus County Water & Sewer
Series 2003, Insured: FSA 5.250% 05/01/13	1,220,000	1,389,080
Series 2007, Insured: FSA 5.000% 05/01/26	1,000,000	1,083,850

	Par ($)	Value ($)
GA Coweta County Water & Sewage Authority
Series 2005, Insured: FSA 5.000% 06/01/25	2,505,000	2,938,540
GA Dekalb County Water & Sewer
Series 2006 B: 5.250% 10/01/21	2,000,000	2,472,400
5.250% 10/01/24	2,750,000	3,413,823
GA Gainesville Water & Sewer
Series 2006, Insured: FSA 5.000% 11/15/16	1,000,000	1,134,960
GA Griffin Combined Public Utility Improvement
Series 2002, Insured: AMBAC 5.125% 01/01/19	2,585,000	2,825,379
GA Jackson County Water & Sewer
Series 2006 A, Insured: SYNC 5.000% 09/01/16	1,030,000	1,107,013
GA Rockdale County Water & Sewer Authority
Series 2005, Insured: FSA 5.000% 07/01/21	2,000,000	2,216,500
GA Upper Oconee Basin Water Authority
Series 2005, Insured: NPFGC: 5.000% 07/01/17	1,140,000	1,287,368
5.000% 07/01/22	1,855,000	2,017,479
GA Walton County Water & Sewer Authority
Walton Hard Labor Creek Reservoir Project, Series 2008, Insured: FSA 5.000% 02/01/25	1,495,000	1,645,517
Water & Sewer Total		26,941,219
Utilities Total		37,374,549
Total Municipal Bonds (cost of $122,807,269)		129,606,339

See Accompanying Notes to Financial Statements.

Columbia Georgia Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Investment Companies – 3.5%
	Shares	Value ($)
Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%) (e)(f)	2,400,666	2,400,666
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.210%)	2,309,060	2,309,060
Total Investment Companies (cost of $4,709,726)		4,709,726
Total Investments – 99.0% (cost of $127,516,995) (g)		134,316,065
Other Assets & Liabilities, Net – 1.0%		1,394,690
Net Assets – 100.0%		135,710,755

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(b)  Parenthetical date represents the next reset date for the security.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Zero coupon bond.

(e)  Investments in affiliates during the six months ended September 30, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%)
Shares as of 03/31/09:	3,072,376
Shares purchased:	15,975,318
Shares sold:	(16,647,028)
Shares as of 09/30/09:	2,400,666
Net realized gain(loss):	$–
Dividend income earned:	$7,060
Value at end of period:	$2,400,666

(f)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(g)  Cost for federal income tax purposes is $127,516,995.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$129,606,339	$—	$129,606,339
Total Investment Companies	4,709,726	—	—	4,709,726
Total Investments	$4,709,726	$129,606,339	$—	$134,316,065

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	34.2
Utilities	27.5
Education	9.2
Housing	7.0
Other	6.7
Health Care	6.1
Transportation	3.8
Industrials	1.0
95.5
Investment Companies	3.5
Other Assets & Liabilities, Net	1.0
100.0

Acronym	Name
AGO	Assured Guaranty Corp.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

NPFGC	National Public Finance Guarantee Corp.

SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds – 93.3%
	Par ($)	Value ($)
Education – 10.9%
Education – 10.9%
MD Health & Higher Educational Facilities Authority
College of Notre Dame, Series 1998, Insured: NPFGC 4.600% 10/01/14	510,000	562,897
Johns Hopkins University, Series 2008, 5.000% 07/01/18	1,750,000	2,099,562
Loyola College, Series 2006 A, 5.125% 10/01/45	2,000,000	2,041,920
MD Industrial Development Financing Authority
American Center for Physics, Series 2001, GTY AGMT: American Institute of Physics 5.250% 12/15/15	1,000,000	1,088,280
MD University System of Maryland
Series 2006, 5.000% 10/01/15	3,545,000	4,165,659
Series 2009 D: 4.000% 04/01/21 (a)	1,980,000	2,155,468
4.000% 04/01/22 (a)	2,060,000	2,221,277
Series 2009, 4.000% 10/01/18	3,000,000	3,353,070
MD Westminster Educational Facilities
McDaniel College, Inc., Series 2006, 5.000% 11/01/17	500,000	534,710
Education Total		18,222,843
Education Total		18,222,843
Health Care – 11.5%
Continuing Care Retirement – 4.0%
MD Baltimore County
Oak Crest Village, Inc., Series 2007 A: 5.000% 01/01/22	1,045,000	1,088,117
5.000% 01/01/27	2,000,000	2,022,880

	Par ($)	Value ($)
MD Health & Higher Educational Facilities Authority
King Farm Presbyterian Community, Series 2007 A, 5.250% 01/01/27	2,000,000	1,422,760
MD Howard County Retirement Authority
Columbia Vantage House Corp., Series 2007 A, 5.250% 04/01/27	2,500,000	2,091,375
Continuing Care Retirement Total		6,625,132
Hospitals – 7.5%
MD Baltimore County
Catholic Health Initiatives, Series 2006 A, 5.000% 09/01/16	1,000,000	1,119,000
MD Health & Higher Educational Facilities Authority
Carrol Hospital Center Foundation, Series 2006, 4.500% 07/01/26	1,000,000	963,440
Johns Hopkins Hospital: Series 1998, Insured: NPFGC 5.000% 07/01/29	1,000,000	975,410
Series 2008, 5.000% 05/15/48 (05/15/15) (b)(c)	2,000,000	2,205,120
Peninsula Regional Medical Center, Series 2006, 5.000% 07/01/26	4,000,000	4,174,240
Western Maryland Health System, Series 2006 A, Insured: NPFGC: 5.000% 07/01/13	1,320,000	1,456,897
5.000% 01/01/20	1,500,000	1,631,370
Hospitals Total		12,525,477
Health Care Total		19,150,609
Housing – 8.8%
Multi-Family – 5.4%
MD Economic Development Corp.
Salisbury State University Project, Series 1999 A: 5.600% 06/01/10	195,000	196,759
6.000% 06/01/19	815,000	816,695
6.000% 06/01/30	1,850,000	1,755,484
Series 1999 A, 5.700% 06/01/12	1,000,000	1,017,410

See Accompanying Notes to Financial Statements.

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Towson University Project, Series 2007 A, 5.250% 07/01/24	1,185,000	1,120,856
University of Maryland - Baltimore Project, Series 2006, Insured: SYNC 5.000% 07/01/20	600,000	517,746
University of Maryland - College Park Project, Series 2006, Insured: CIFG: 5.000% 06/01/17	1,000,000	1,027,310
5.000% 06/01/19	1,000,000	1,010,100
MD Montgomery County Housing Opportunities Commission Housing Revenue
Series 2000 A, 6.100% 07/01/30	1,500,000	1,515,000
Multi-Family Total		8,977,360
Single-Family – 3.4%
MD Community Development Administration Department of Housing & Community Development
Series 1998-3, AMT, 4.700% 04/01/10	1,685,000	1,700,283
Series 1999 D, AMT, 5.375% 09/01/24	2,410,000	2,429,690
Series 2003, Insured: FSA 4.400% 07/01/21	1,500,000	1,529,805
MD Prince Georges County Housing Authority
Series 2000 A, AMT, Guarantor: GNMA 6.150% 08/01/19	5,000	5,062
Single-Family Total		5,664,840
Housing Total		14,642,200
Other – 9.9%
Other – 1.9%
MD Transportation Authority
Baltimore/Washington International Airport Parking Project, Series 2002 A, Insured: AMBAC 4.500% 03/01/15	3,000,000	3,165,390
Other Total		3,165,390

	Par ($)	Value ($)
Pool/Bond Bank – 0.7%
MD Water Quality Financing Administration Revolving Loan Fund
Series 2008 A, 5.000% 03/01/23	1,000,000	1,152,230
Pool/Bond Bank Total		1,152,230
Refunded/Escrowed (d) – 7.3%
MD Baltimore
Series 1994 A, Escrowed to Maturity, 5.000% 07/01/24	1,400,000	1,674,330
MD Prince Georges County
Series 1999, Pre-refunded 10/01/09, Insured: FSA 5.125% 10/01/16	3,300,000	3,333,429
MD Queen Anne's County
Series 2000, Pre-refunded 01/15/10, Insured: FGIC 5.250% 01/15/14	1,200,000	1,229,328
MD Transportation Authority
Series 1978, Escrowed to Maturity, 6.800% 07/01/16	485,000	575,889
MD Washington Suburban Sanitation District
Series 2000, Pre-refunded 06/01/10, 5.250% 06/01/22	1,000,000	1,033,210
MS Hospital Facilities & Equipment Authority
Forrest County General Hospital, Series 2000, Pre-refunded 01/01/11, Insured: FSA: 5.500% 01/01/24	3,100,000	3,312,722
5.625% 01/01/20	1,000,000	1,070,170
Refunded/Escrowed Total		12,229,078
Other Total		16,546,698

See Accompanying Notes to Financial Statements.

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Other Revenue – 1.6%
Hotels – 1.6%
MD Baltimore
Baltimore Hotel Corp., Series 2006 A, Insured: SYNC: 5.000% 09/01/32	1,000,000	864,040
5.250% 09/01/17	1,835,000	1,851,827
Hotels Total		2,715,867
Other Revenue Total		2,715,867
Resource Recovery – 1.5%
Resource Recovery – 1.5%
MD Northeast Waste Disposal Authority
Series 2003, AMT, Insured: AMBAC 5.500% 04/01/10	2,500,000	2,555,875
Resource Recovery Total		2,555,875
Resource Recovery Total		2,555,875
Tax-Backed – 38.9%
Local General Obligations – 20.3%
MD Anne Arundel County
Series 2006: 5.000% 03/01/15	2,000,000	2,333,520
5.000% 03/01/18	3,300,000	3,801,633
MD Baltimore County
Series 2006, 5.000% 09/01/15	1,120,000	1,321,477
Series 2008, 5.000% 02/01/18	1,000,000	1,197,100
MD Baltimore
Series 2008 A, Insured: FSA 5.000% 10/15/22	2,000,000	2,310,060
MD Frederick County
Series 2005, 5.000% 08/01/14	3,000,000	3,487,680
Series 2006: 5.250% 11/01/18	2,005,000	2,456,125
5.250% 11/01/21	2,500,000	3,133,050
MD Howard County
Series 2002 A, 5.250% 08/15/15	795,000	858,719

	Par ($)	Value ($)
MD Laurel
Series 1996 A, Insured: FGIC 5.000% 10/01/11	1,530,000	1,535,095
MD Montgomery County
Series 2001, 5.250% 10/01/14	1,000,000	1,096,540
Series 2005 A, 5.000% 07/01/16	1,500,000	1,781,835
MD Prince Georges County
Series 1999, Insured: FSA 5.000% 10/01/12	65,000	65,880
Series 2000, 5.125% 10/01/10	1,000,000	1,046,620
Series 2001, Insured: FGIC: 5.250% 12/01/11	4,825,000	5,296,499
5.250% 12/01/12	2,000,000	2,199,960
Local General Obligations Total		33,921,793
Special Non-Property Tax – 8.5%
MD Baltimore
Parking System Facilities, Series 1996 A, Insured: FGIC 5.900% 07/01/10	1,725,000	1,782,736
MD Department of Transportation
Series 2002, 5.500% 02/01/14	5,000,000	5,827,300
Series 2008: 4.000% 09/01/13	1,200,000	1,324,668
5.000% 02/15/22	3,125,000	3,608,000
Series 2009, 4.000% 06/15/21	1,495,000	1,628,339
Special Non-Property Tax Total		14,171,043
State Appropriated – 0.7%
MD Stadium Authority Lease Revenue
Series 1995, 5.375% 12/15/13	500,000	501,835
NJ Transportation Trust Fund Authority
Series 2006 A, 5.250% 12/15/19	500,000	579,850
State Appropriated Total		1,081,685
State General Obligations – 9.4%
MD State
Series 2002 A, 5.500% 03/01/13	2,245,000	2,568,010

See Accompanying Notes to Financial Statements.

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2003, 5.250% 03/01/17	4,000,000	4,827,520
Series 2009, 5.000% 03/01/21	2,000,000	2,383,780
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2003 H, Insured: AMBAC 5.500% 07/01/18	3,000,000	3,157,170
PR Commonwealth of Puerto Rico
Series 2002 A, Insured: FGIC 5.500% 07/01/17	2,520,000	2,695,115
State General Obligations Total		15,631,595
Tax-Backed Total		64,806,116
Transportation – 2.3%
Transportation – 2.3%
DC Washington Metropolitan Area Transit Authority
Series 1993, Insured: FGIC 6.000% 07/01/10	350,000	363,328
Series 2009 A, 5.250% 07/01/23	3,000,000	3,433,140
Transportation Total		3,796,468
Transportation Total		3,796,468
Utilities – 7.9%
Investor Owned – 1.7%
MD Economic Development Corp.
Potomac Electric Power Co., Series 2009, 6.200% 09/01/22	2,500,000	2,833,550
Investor Owned Total		2,833,550
Water & Sewer – 4.2%
MD Baltimore
Series 2006 C, Insured: AMBAC 5.000% 07/01/18	1,125,000	1,269,630
Series 2007 DC, Insured: AMBAC 5.000% 07/01/19	1,250,000	1,421,725
Series 2008 A, 5.000% 07/01/21	1,250,000	1,449,487

	Par ($)	Value ($)
MD Washington Suburban Sanitation District
Series 2009 A, 4.000% 06/01/18 (a)	3,000,000	3,369,600
MD Water Quality Financing Administration Bay Restoration Fund
Series 2008, 5.000% 03/01/21	2,500,000	2,881,375
Water & Sewer Total		10,391,817
Utilities Total		13,225,367
Total Municipal Bonds (cost of $148,118,544)		155,662,043
Investment Companies – 9.9%
	Shares
Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%) (e)(f)	8,219,737	8,219,737
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.210%)	8,312,900	8,312,900
Total Investment Companies (cost of $16,532,637)		16,532,637
Total Investments – 103.2% (cost of $164,651,181) (g)		172,194,680
Other Assets & Liabilities, Net – (3.2)%		(5,275,255)
Net Assets – 100.0%		166,919,425

Notes to Investment Portfolio:

(a)  Security purchased on a delayed delivery basis.

(b)  Parenthetical date represents the next reset date for the security.

(c) The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(d)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)  Investments in affiliates during the six months ended September 30, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%)
Shares as of 03/31/09:	3,983,131
Shares purchased:	28,156,304
Shares sold:	(23,919,698)
Shares as of 09/30/09:	8,219,737
Net realized gain(loss):	$–
Dividend income earned:	$11,296
Value at end of period:	$8,219,737

(f)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(g)  Cost for federal income tax purposes is $164,651,181.

See Accompanying Notes to Financial Statements.

Columbia Maryland Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$155,662,043	$—	$155,662,043
Total Investment Companies	16,532,637	—	—	16,532,637
Total Investments	$16,532,637	$155,662,043	$—	$172,194,680

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	38.9
Health Care	11.5
Education	10.9
Other	9.9
Housing	8.8
Utilities	7.9
Transportation	2.3
Other Revenue	1.6
Resource Recovery	1.5
93.3
Investment Companies	9.9
Other Assets & Liabilities, Net	(3.2)
100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

GTY AGMT	Guaranty Agreement

NPFGC	National Public Finance Guarantee Corp.

SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds – 94.6%
	Par ($)	Value ($)
Education – 5.7%
Education – 5.7%
NC Appalachian State University
Series 1998, Insured: NPFGC 5.000% 05/15/12	1,000,000	1,088,340
Series 2005, Insured: NPFGC 5.000% 07/15/21	1,485,000	1,602,642
NC Capital Facilities Finance Agency
Brevard College Corp., Series 2007, 5.000% 10/01/26	1,000,000	815,060
Johnson & Wales University, Series 2003 A, Insured: SYNC 5.250% 04/01/21	1,000,000	1,010,770
Meredith College, Series 2008, 6.000% 06/01/31	1,000,000	1,023,220
Wake Forest University, Series 2009, 5.000% 01/01/26	1,000,000	1,131,150
NC University of North Carolina
Series 2008 A, Insured: AGO 5.000% 10/01/22	2,000,000	2,240,120
Series 2009 B, 4.250% 10/01/17	1,000,000	1,096,550
Series 2009 C, 4.500% 10/01/17	1,525,000	1,655,021
Education Total		11,662,873
Education Total		11,662,873
Health Care – 9.7%
Continuing Care Retirement – 0.5%
NC Medical Care Commission
Givens Estate, Inc., Series 2007, 5.000% 07/01/16	1,000,000	990,890
Continuing Care Retirement Total		990,890
Hospitals – 9.2%
AZ University Medical Center Corp.
Series 2004, 5.250% 07/01/13	1,000,000	1,057,380

	Par ($)	Value ($)
NC Albemarle Hospital Authority
Series 2007: 5.250% 10/01/21	2,000,000	1,826,680
5.250% 10/01/27	1,000,000	850,640
NC Charlotte Mecklenburg Hospital Authority
Carolinas Healthcare: Series 2007 A, Insured: FSA 5.000% 01/15/20	1,550,000	1,687,888
Series 2008, 5.250% 01/15/24	2,000,000	2,207,340
Mercy Hospital, Series 2009, 5.000% 01/15/21	1,000,000	1,093,970
NC Medical Care Commission
Novant Health, Series 2003 A: 5.000% 11/01/13	3,000,000	3,308,820
5.000% 11/01/17	2,000,000	2,121,220
Wilson Medical Center, Series 2007, 5.000% 11/01/19	3,385,000	3,493,895
NC Northern Hospital District of Surry County
Series 2008, 5.750% 10/01/24	1,000,000	1,022,930
Hospitals Total		18,670,763
Health Care Total		19,661,653
Housing – 2.3%
Single-Family – 2.3%
NC Housing Finance Agency
Series 1996 A-5, AMT, 5.550% 01/01/19	1,345,000	1,380,091
Series 1998 A-2, AMT, 5.200% 01/01/20	585,000	585,240
Series 1999 A-3, AMT, 5.150% 01/01/19	825,000	826,130
Series 1999 A-6, AMT, 6.000% 01/01/16	345,000	345,463
Series 2000 A-8, AMT: 5.950% 07/01/10	280,000	281,708
6.050% 07/01/12	210,000	210,930
Series 2007 A-30, AMT, 5.000% 07/01/23	1,000,000	1,016,340
Single-Family Total		4,645,902
Housing Total		4,645,902

See Accompanying Notes to Financial Statements.

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Industrials – 0.9%
Forest Products & Paper – 0.7%
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
Champion International Paper Co., Series 1999, AMT, 6.400% 11/01/24	1,500,000	1,515,600
Forest Products & Paper Total		1,515,600
Other Industrial Development Bonds – 0.2%
NC Mecklenberg County Industrial Facilities & Pollution Control Financing Authority
Fluor Corp., Series 1993, 5.250% 12/01/09	340,000	341,156
Other Industrial Development Bonds Total		341,156
Industrials Total		1,856,756
Other – 13.2%
Refunded/Escrowed (a) – 12.2%
NC Brunswick County
Series 2000, Insured: FSA, Pre-refunded 06/01/10, 5.500% 06/01/20	1,000,000	1,044,890
NC Charlotte
Series 2000, Pre-refunded 06/01/10, 5.500% 06/01/12	1,000,000	1,044,890
NC Durham Water & Sewer Utility System
Series 2001, Pre-refunded 06/01/11, 5.250% 06/01/16	1,000,000	1,086,670
NC Eastern Municipal Power Agency
Series 1986 A, Escrowed to Maturity, 5.000% 01/01/17	2,165,000	2,497,955
Series 1988 A, Pre-refunded 01/01/22, 6.000% 01/01/26	1,000,000	1,303,250
NC Iredell County Public Facilities Corp.
Series 2000, Insured: AMBAC, Pre-refunded 06/01/10, 5.125% 06/01/18	2,180,000	2,272,388

	Par ($)	Value ($)
NC Johnston County
Series 2000, Insured: FGIC, Pre-refunded 03/01/10: 5.500% 03/01/15	1,925,000	2,005,407
5.500% 03/01/16	2,700,000	2,812,779
NC Orange County
Series 2000, Pre-refunded 04/01/10: 5.300% 04/01/17	1,000,000	1,044,970
5.300% 04/01/18	3,445,000	3,599,922
NC Pitt County
Series 2000 B, Insured: FSA, Pre-refunded 04/01/10: 5.500% 04/01/25	1,000,000	1,034,790
5.750% 04/01/16	1,390,000	1,440,096
NC Wake County
Series 1993, Insured: NPFGC, Escrowed to Maturity, 5.125% 10/01/26	3,065,000	3,571,859
Refunded/Escrowed Total		24,759,866
Tobacco – 1.0%
NJ Tobacco Settlement Financing Corp.
Series 2007 1A, 4.250% 06/01/12	2,000,000	2,047,060
Tobacco Total		2,047,060
Other Total		26,806,926
Tax-Backed – 40.0%
Local Appropriated – 16.8%
NC Burke County
Series 2006 B, Insured: AMBAC 5.000% 04/01/18	1,425,000	1,562,684
NC Cabarrus County
Series 2001, 5.500% 04/01/13	2,000,000	2,149,100
Series 2007, Insured: AMBAC 5.000% 02/01/13	400,000	442,296
Series 2008, 5.000% 06/01/22	1,545,000	1,718,766

See Accompanying Notes to Financial Statements.

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Chapel Hill
Series 2005, 5.250% 06/01/21	1,360,000	1,505,751
NC Chatham County
Series 2006, Insured: AMBAC 5.000% 06/01/20	1,065,000	1,149,178
NC Concord
Series 2001 A, Insured: NPFGC 5.000% 06/01/17	1,490,000	1,595,075
NC Craven County
Series 2007, Insured: NPFGC: 5.000% 06/01/18	2,825,000	3,141,880
5.000% 06/01/19	1,825,000	2,015,275
NC Cumberland County
Series 2009 B1, 5.000% 12/01/21	2,775,000	3,194,108
NC Dare County
Series 2005, Insured: NPFGC 5.000% 06/01/20	3,005,000	3,210,452
NC Gaston County
Series 2005, Insured: NPFGC 5.000% 12/01/15	1,350,000	1,526,958
NC Greenville
Series 2004, Insured: AMBAC 5.250% 06/01/22	2,180,000	2,367,872
NC Harnett County
Series 2009, Insured: AGO 5.000% 06/01/22	1,880,000	2,118,591
NC Henderson County
Series 2006 A, Insured: AMBAC 5.000% 06/01/16	1,060,000	1,184,115
NC Mecklenburg County
Series 2009 A, 5.000% 02/01/23	1,000,000	1,136,200
NC Randolph County
Series 2004, Insured: FSA 5.000% 06/01/14	1,640,000	1,862,171

	Par ($)	Value ($)
NC Sampson County
Series 2006, Insured: FSA 5.000% 06/01/16	1,000,000	1,150,810
NC Wilmington
Series 2006 A, 5.000% 06/01/17	1,005,000	1,149,800
Local Appropriated Total		34,181,082
Local General Obligations – 14.2%
NC Cabarrus County
Series 2006: 5.000% 03/01/15	1,000,000	1,165,080
5.000% 03/01/16	1,000,000	1,177,240
NC Charlotte
Series 2002 C: 5.000% 07/01/20	1,570,000	1,667,261
5.000% 07/01/22	1,265,000	1,335,777
NC Craven County
Series 2002, Insured: AMBAC 5.000% 05/01/19	1,000,000	1,073,070
NC Gaston County
Series 2002, Insured: AMBAC 5.250% 06/01/20	1,500,000	1,607,235
NC High Point
Series 2002, Insured: NPFGC 4.500% 06/01/14	1,275,000	1,385,900
NC Iredell County
Series 2006, 5.000% 02/01/19	2,420,000	2,757,348
NC Mecklenburg County
Series 1993, 6.000% 04/01/11	1,000,000	1,080,040
Series 2009 A, 5.000% 08/01/19	1,000,000	1,211,140
NC New Hanover County
Series 2001, 4.600% 06/01/14	1,750,000	1,890,245
Series 2009, 5.000% 12/01/17	1,170,000	1,397,483
NC Orange County
Series 2005 A, 5.000% 04/01/22	2,000,000	2,260,520

See Accompanying Notes to Financial Statements.

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Wake County
Series 2009: 4.000% 02/01/18	2,000,000	2,245,400
5.000% 03/01/20	5,000,000	5,986,100
NC Wilmington
Series 1997 A, Insured: FGIC 5.000% 04/01/11	460,000	466,141
Local General Obligations Total		28,705,980
Special Non-Property Tax – 4.1%
NC Charlotte
Storm Water Fee, Series 2006, 5.000% 06/01/17	1,120,000	1,307,163
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2003 AA, Insured: NPFGC 5.500% 07/01/18	3,500,000	3,798,095
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C, Insured: FGIC: 5.500% 07/01/20	1,200,000	1,264,152
5.500% 07/01/21	1,785,000	1,878,873
Special Non-Property Tax Total		8,248,283
State Appropriated – 1.4%
NC Infrastructure Finance Corp.
Capital Improvement, Series A, Insured: FSA 5.000% 05/01/24	2,570,000	2,847,020
State Appropriated Total		2,847,020
State General Obligations – 3.5%
NC State
Series 2001 A, 4.750% 03/01/14	5,000,000	5,302,200
PR Commonwealth of Puerto Rico
Series 2001 A, Insured: NPFGC 5.500% 07/01/14	1,725,000	1,851,305
State General Obligations Total		7,153,505
Tax-Backed Total		81,135,870

	Par ($)	Value ($)
Transportation – 0.5%
Airports – 0.5%
NC Charlotte
Charlotte/Douglas International Airport, Series 1999 B, AMT, Insured: NPFGC 6.000% 07/01/24	1,000,000	1,010,920
Airports Total		1,010,920
Transportation Total		1,010,920
Utilities – 22.3%
Joint Power Authority – 6.0%
NC Eastern Municipal Power Agency
Series 1993 B, Insured: FGIC 6.000% 01/01/22	3,000,000	3,541,320
Series 1993, Insured: AGO 6.000% 01/01/22	1,000,000	1,207,290
Series 2005, Insured: AMBAC 5.250% 01/01/20	2,000,000	2,140,400
Series 2008 A, Insured: AGO 5.250% 01/01/19	1,500,000	1,687,815
NC Municipal Power Agency No. 1
Series 2008 A: 5.250% 01/01/17	1,185,000	1,349,288
5.250% 01/01/20	2,000,000	2,244,320
Joint Power Authority Total		12,170,433
Municipal Electric – 2.8%
NC Concord
Series 2009, 5.000% 12/01/19	1,500,000	1,732,455
NC Greenville Utilities Commission
Series 2008 A, Insured: FSA 5.000% 11/01/18	1,040,000	1,205,225
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2007 TT, 5.000% 07/01/22	1,000,000	1,044,330
Series 2007 V V, Insured: NPFGC 5.250% 07/01/25	1,690,000	1,831,808
Municipal Electric Total		5,813,818

See Accompanying Notes to Financial Statements.

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Water & Sewer – 13.5%
NC Brunswick County
Enterprise Systems, Series 2008 A, Insured: FSA: 5.000% 04/01/20	1,915,000	2,193,288
5.000% 04/01/22	1,390,000	1,570,005
NC Cape Fear Public Utility Authority
Series 2008, 5.000% 08/01/20	1,000,000	1,166,270
NC Charlotte
Water and Sewer Systems: Series 2002 A, 5.500% 07/01/14	1,250,000	1,471,588
Series 2008, 5.000% 07/01/23	3,000,000	3,454,980
Series 2009, 4.000% 07/01/19	1,000,000	1,116,230
NC Gastonia City
Series 2009, Insured: AGO 4.000% 05/01/17	1,205,000	1,315,245
NC Greensboro City
Enterprise Systems, Series 2006: 5.250% 06/01/22	1,200,000	1,499,340
5.250% 06/01/17	2,000,000	2,391,160
Series 2006, 5.250% 06/01/23	2,000,000	2,508,660
NC High Point
Combined Enterprise System, Series 2008, Insured: FSA: 5.000% 11/01/24	1,000,000	1,125,220
5.000% 11/01/25	1,000,000	1,120,150
NC Raleigh
Combined Enterprise System, Series 2006 A, 5.000% 03/01/16	1,500,000	1,765,860
NC Winston Salem
Water and Sewer System: Series 2007 A, 5.000% 06/01/19	3,000,000	3,508,740
Series 2009, 5.000% 06/01/23	1,000,000	1,165,650
Water & Sewer Total		27,372,386
Utilities Total		45,356,637
Total Municipal Bonds (cost of $182,169,259)		192,137,537

Investment Companies – 2.3%
	Shares	Value ($)
Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%) (b)(c)	2,832,355	2,832,355
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.210%)	1,816,679	1,816,679
Total Investment Companies (cost of $4,649,034)		4,649,034
Total Investments – 96.9% (cost of $186,818,293) (d)		196,786,571
Other Assets & Liabilities, Net – 3.1%		6,234,301
Net Assets – 100.0%		203,020,872

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Investments in affiliates during the six months ended September 30, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%)
Shares as of 03/31/09:	12,037,443
Shares purchased:	30,019,892
Shares sold:	(39,224,980)
Shares as of 09/30/09:	2,832,355
Net realized gain(loss):	$–
Dividend income earned:	$11,702
Value at end of period:	$2,832,355

(c)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d)  Cost for federal income tax purposes is $186,818,293.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$192,137,537	$—	$192,137,537
Total Investment Companies	4,649,034	—	—	4,649,034
Total Investments	$4,649,034	$192,137,537	$—	$196,786,571

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Columbia North Carolina Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

At September 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	40.0
Utilities	22.3
Other	13.2
Health Care	9.7
Education	5.7
Housing	2.3
Industrials	0.9
Transportation	0.5
94.6
Investment Companies	2.3
Other Assets & Liabilities, Net	3.1
100.0

Acronym	Name
AGO	Assured Guaranty Corp.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

NPFGC	National Public Finance Guarantee Corp.

SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds – 96.0%
	Par ($)	Value ($)
Education – 2.4%
Education – 2.4%
SC Florence Darlington Commission for Technical Education
Series 2005 A, Insurer: NPFGC: 5.000% 03/01/18	1,725,000	1,895,430
5.000% 03/01/20	1,905,000	2,084,660
SC University of South Carolina
Series 2008 A, Insured: FSA 5.000% 06/01/21	1,060,000	1,209,524
Education Total		5,189,614
Education Total		5,189,614
Health Care – 19.5%
Continuing Care Retirement – 2.2%
SC Jobs Economic Development Authority
Episcopal Church Home, Series 2007: 5.000% 04/01/15	525,000	548,987
5.000% 04/01/16	600,000	625,506
Lutheran Homes of South Carolina, Inc., Series 2007:
5.000% 05/01/16	1,245,000	1,164,013
5.375% 05/01/21	1,650,000	1,477,031
Wesley Commons, Series 2006, 5.125% 10/01/26	1,000,000	777,980
Continuing Care Retirement Total		4,593,517
Hospitals – 17.3%
SC Charleston County
Care Alliance Health Services, Series 1999 A, Insured: FSA: 5.000% 08/15/12	1,000,000	1,012,280
5.125% 08/15/15	6,370,000	7,085,924
SC Greenville Hospital System
Series 2008 A, 5.250% 05/01/21	2,750,000	2,994,915
SC Horry County
Conway Hospital, Series 1998, Insured: AMBAC: 4.750% 07/01/10	1,100,000	1,106,963
4.875% 07/01/11	1,200,000	1,207,380

	Par ($)	Value ($)
SC Jobs Economic Development Authority
Anderson Area Medical Center, Series 1999, Insured: FSA 5.300% 02/01/14	4,375,000	4,428,156
Bon Secours Health System, Inc., Series 2002 B, 5.500% 11/15/23	2,235,000	2,283,008
Georgetown Memorial Hospital, Series 2001, Insured: RAD 5.250% 02/01/21	1,250,000	1,252,075
Kershaw County Medical Center, Series 2008, 5.500% 09/15/25	1,925,000	1,927,637
Palmetto Health Alliance, Series 2005 A, Insured: FSA 5.250% 08/01/21	4,000,000	4,420,080
SC Lexington County Health Services District
Lexmed, Inc.: Series 1997, Insured: FSA 5.125% 11/01/21	3,000,000	3,039,180
Series 2007: 5.000% 11/01/17	2,230,000	2,393,860
5.000% 11/01/18	1,000,000	1,065,630
SC Spartanburg County Health Services District
Series 2008 A, Insured: AGO: 5.000% 04/15/18	1,000,000	1,101,140
5.000% 04/15/19	1,225,000	1,340,420
Hospitals Total		36,658,648
Health Care Total		41,252,165
Industrials – 1.2%
Forest Products & Paper – 1.2%
SC Georgetown County
International Paper Co.: Series 1999 A, 5.125% 02/01/12	2,000,000	2,024,860
Series 1997 A, AMT, 5.700% 10/01/21	500,000	496,145
Forest Products & Paper Total		2,521,005
Industrials Total		2,521,005

See Accompanying Notes to Financial Statements.

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Other – 9.7%
Refunded/Escrowed (a) – 9.7%
SC Berkeley County Water & Sewer
Series 2003, Pre-refunded 06/01/13, Insured: NPFGC 5.250% 06/01/19	845,000	963,883
SC Charleston County
Medical Society Health Systems, Inc., Series 1992, Escrowed to Maturity, Insured: NPFGC 6.000% 10/01/09	270,000	270,040
SC Greenville County School District
Series 2002, Pre-refunded 02/01/12, 5.875% 12/01/15	1,600,000	1,852,048
SC Jobs-Economic Development Authority
Palmetto Health Alliance, Series 2000 A, Pre-refunded 12/15/10, 7.125% 12/15/15	5,500,000	5,952,045
SC Lexington County Health Services District
Lexington Medical Center, Series 2003, Pre-refunded 11/01/13, 5.500% 11/01/23	2,000,000	2,316,160
SC Lexington Water & Sewer Authority
Series 1997, Pre-refunded 10/01/14, Insured: RAD 5.450% 04/01/19	2,000,000	2,042,680
SC Tobacco Settlement Revenue Management Authority
Series 2001 B, Pre-refunded 05/15/11, 6.375% 05/15/28	3,500,000	3,831,765
SC Western Carolina Regional Sewer Authority
Series 2001, Pre-refunded 03/01/11, 5.000% 03/01/19	3,005,000	3,191,761
Refunded/Escrowed Total		20,420,382
Other Total		20,420,382

	Par ($)	Value ($)
Resource Recovery – 2.6%
Disposal – 2.6%
SC Charleston County
Foster Wheeler Charleston, Series 1997, AMT, Insured: AMBAC 5.250% 01/01/10	4,000,000	4,039,960
SC Three Rivers Solid Waste Authority
Series 2007: (b) 10/01/24	1,835,000	788,738
(b) 10/01/25	1,835,000	736,698
Disposal Total		5,565,396
Resource Recovery Total		5,565,396
Tax-Backed – 35.1%
Local Appropriated – 20.7%
SC Berkeley County School District
Securing Assets for Education, Series 2006: 5.000% 12/01/20	1,000,000	1,068,620
5.000% 12/01/21	2,000,000	2,120,420
5.000% 12/01/22	3,545,000	3,733,169
SC Charleston County
Certificates of Participation, Series 2005, Insured: NPFGC 5.125% 06/01/17	2,470,000	2,793,916
SC Charleston Educational Excellence Financing Corp.
Series 2006, 5.000% 12/01/19	2,000,000	2,201,600
SC Dorchester County School District No. 002
Series 2004, 5.250% 12/01/29	1,000,000	1,038,390
Series 2006, 5.000% 12/01/30	1,000,000	1,034,000
SC Fort Mill School Facilities Corp.
Series 2006: 5.000% 12/01/17	2,900,000	3,192,494
5.250% 12/01/19	3,105,000	3,410,625
SC Greenville County School District I
Series 2003, 5.250% 12/01/16	4,625,000	5,027,699

See Accompanying Notes to Financial Statements.

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006: 5.000% 12/01/15	2,290,000	2,574,922
Insured: FSA 5.000% 12/01/15	500,000	574,585
SC Hilton Head Island Public Facilities Corp.
Series 2006, Insured: NPFGC 5.000% 08/01/14	1,600,000	1,829,136
SC Newberry Investing in Children's Education
Series 2005, 5.250% 12/01/15	1,265,000	1,357,054
SC SCAGO Educational Facilities Corp.
Colleton School District, Series 2006, Insured: AGO 5.000% 12/01/14	1,325,000	1,494,732
Pickens School District, Series 2006, Insured: FSA: 5.000% 12/01/11	1,500,000	1,606,050
5.000% 12/01/23	5,000,000	5,322,200
5.000% 12/01/24	2,000,000	2,126,300
SC Sumter Two School Facilities, Inc.
Series 2007, Insured: AGO 5.000% 12/01/17	1,000,000	1,150,170
Local Appropriated Total		43,656,082
Local General Obligations – 10.5%
SC Anderson County School District No. 004
Series 2005, Insured: FSA 5.250% 03/01/19	1,115,000	1,278,972
SC Charleston County
Series 2009 A: 5.000% 08/01/23	2,000,000	2,333,440
5.000% 08/01/24	2,000,000	2,315,920
SC Clover School District No. 002 York County
Series 2007 A Insured: FSA 5.000% 03/01/16	2,320,000	2,700,851

	Par ($)	Value ($)
SC Hilton Head Island
Series 2005 A, Insured: AMBAC 5.000% 12/01/17	1,960,000	2,268,210
SC Richland County School District No. 001
Series 2001 A, 5.250% 03/01/19	3,570,000	3,834,216
SC Richland County School District No. 002
Series 2009 A, 5.000% 02/01/18	2,500,000	2,961,400
SC Spartanburg County School District No. 007
Series 2001: 5.000% 03/01/18	2,000,000	2,342,700
5.000% 03/01/21	1,940,000	2,204,616
Local General Obligations Total		22,240,325
Special Non-Property Tax – 3.0%
KY Economic Development Finance Authority
Louisville Arena Authority Inc., Series 2008, Insured: AGO 5.750% 12/01/28	1,500,000	1,655,925
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C, Insured: FGIC: 5.500% 07/01/20	1,200,000	1,264,152
5.500% 07/01/21	1,785,000	1,878,873
SC Hilton Head Island Stormwater System
Series 2002, Insured: NPFGC 5.250% 12/01/16	1,440,000	1,600,488
Special Non-Property Tax Total		6,399,438
State General Obligations – 0.9%
PR Commonwealth of Puerto Rico
Series 2001 A, Insured: NPFGC 5.500% 07/01/14	1,725,000	1,851,304
State General Obligations Total		1,851,304
Tax-Backed Total		74,147,149

See Accompanying Notes to Financial Statements.

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Transportation – 2.8%
Transportation – 2.8%
SC Transportation Infrastructure Bank
Series 2005 A, Insured: AMBAC 5.250% 10/01/20	4,880,000	5,835,211
Transportation Total		5,835,211
Transportation Total		5,835,211
Utilities – 22.7%
Investor Owned – 2.7%
SC Jobs-Economic Development Authority
South Carolina Electric & Gas Co., Series 2002, AMT, Insured: AMBAC 4.200% 11/01/12	3,615,000	3,751,936
SC Oconee County
Duke Energy Carolinas LLC, Series 2009, 3.600% 02/01/17	2,000,000	2,055,840
Investor Owned Total		5,807,776
Joint Power Authority – 7.4%
SC Piedmont Municipal Power Agency
Series 2008 A-3, Insured: AGO: 5.000% 01/01/17	3,000,000	3,367,560
5.000% 01/01/18	3,050,000	3,433,507
SC Public Service Authority
Series 2001 A, Insured: FSA 5.250% 01/01/18	1,615,000	1,742,084
Series 2005 B, Insured: NPFGC 5.000% 01/01/18	3,200,000	3,638,464
Series 2006 C, Insured: FSA 5.000% 01/01/15	1,000,000	1,153,170
Series 2009 A, 5.000% 01/01/28	2,000,000	2,221,900
Joint Power Authority Total		15,556,685
Municipal Electric – 2.5%
SC Rock Hill Utility System
Series 2003 A, Insured: FSA: 5.250% 01/01/13	2,350,000	2,625,514
5.375% 01/01/19	1,500,000	1,637,295

	Par ($)	Value ($)
SC Winnsboro Utility
Series 1999, Insured: NPFGC 5.250% 08/15/13	1,020,000	1,129,997
Municipal Electric Total		5,392,806
Water & Sewer – 10.1%
SC Beaufort Jasper Water & Sewer Authority
Series 2006, Insured: FSA: 5.000% 03/01/23	1,500,000	1,678,860
4.750% 03/01/25	3,000,000	3,272,040
SC Berkeley County Water & Sewer
Waterworks & Sewer System, Series 2003, Insured: NPFGC 5.250% 06/01/19	155,000	168,883
Series 2008 A, Insured: FSA 5.000% 06/01/21	1,000,000	1,141,060
SC Camden
Combined Public Utility System, Series 1997, Insured: NPFGC 5.500% 03/01/17	50,000	50,185
SC Charleston
Waterworks & Sewer System, Series 2009 A, 5.000% 01/01/21	4,000,000	4,642,000
SC Columbia
Waterworks & Sewer System, Series 2005, Insured: FSA 5.000% 02/01/23	2,000,000	2,186,200
SC Mount Pleasant
Waterworks & Sewer System, Series 2002, Insured: FGIC: 5.250% 12/01/16	1,980,000	2,200,671
5.250% 12/01/18	1,270,000	1,377,277
SC North Charleston Sewer District
Series 2002, Insured: FSA 5.500% 07/01/17	3,040,000	3,415,197

See Accompanying Notes to Financial Statements.

Columbia South Carolina Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
SC Western Carolina Regional Sewer Authority
Series 2005 B, Insured: FSA 5.250% 03/01/19	1,000,000	1,201,320
Water & Sewer Total		21,333,693
Utilities Total		48,090,960
Total Municipal Bonds (cost of $192,888,093)		203,021,882
Investment Companies – 2.6%
	Shares
Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%) (c)(d)	3,308,436	3,308,436
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.210%)	2,218,501	2,218,501
Total Investment Companies (cost of $5,526,937)		5,526,937
Total Investments – 98.6% (cost of $198,415,030) (e)		208,548,819
Other Assets & Liabilites, Net – 1.4%		2,909,642
Net Assets – 100.0%		211,458,461

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Zero coupon bond.

(c)  Investments in affiliates during the six months ended September 30, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%)
Shares as of 03/31/09:	9,664,779
Shares purchased:	42,447,081
Shares sold:	(48,803,424)
Shares as of 09/30/09:	3,308,436
Net realized gain(loss):	$–
Dividend income earned:	$15,490
Value at end of period:	$3,308,436

(d)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)  Cost for federal income tax purposes is $198,415,030.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$203,021,882	$—	$203,021,882
Total Investment Companies	5,526,937	—	—	5,526,937
Total Investments	$5,526,937	$203,021,882	$—	$208,548,819

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	35.1
Utilities	22.7
Health Care	19.5
Other	9.7
Transportation	2.8
Resource Recovery	2.6
Education	2.4
Industrials	1.2
96.0
Investment Companies	2.6
Other Assets & Liabilities, Net	1.4
100.0

Acronym	Name
AGO	Assured Guaranty Corp.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

NPFGC	National Public Finance Guarantee Corp.

RAD	Radian Asset Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds – 93.4%
	Par ($)	Value ($)
Education – 2.0%
Education – 2.0%
VA Amherst Industrial Development Authority
Sweet Briar College, Series 2006, 5.000% 09/01/26	1,000,000	960,240
VA College Building Authority
Regent University, Series 2006, 5.000% 06/01/21	1,100,000	1,100,539
Roanoke College, Series 2007, 5.000% 04/01/23	1,000,000	1,039,930
Washington & Lee University, Series 1998, Insured: NPFGC 5.250% 01/01/26	3,115,000	3,843,100
Education Total		6,943,809
Education Total		6,943,809
Health Care – 8.1%
Continuing Care Retirement – 1.7%
VA Fairfax County Economic Development Authority
Goodwin House, Inc., Series 2007, 5.000% 10/01/22	2,500,000	2,393,925
Greenspring Village, Inc., Series 2006 A, 4.750% 10/01/26	2,000,000	1,772,900
VA Henrico County Economic Development Authority
Westminster-Canterbury, Series 2006: 5.000% 10/01/21	1,000,000	953,950
5.000% 10/01/22	1,000,000	947,760
Continuing Care Retirement Total		6,068,535
Hospitals – 6.4%
AZ University Medical Center Corp.
Series 2004, 5.250% 07/01/14	1,000,000	1,061,560
VA Fairfax County Industrial Development Authority
Inova Health Systems, Series 1993, Insured: NPFGC 5.250% 08/15/19	1,000,000	1,091,750

	Par ($)	Value ($)
VA Fredericksburg Economic Development Authority
MediCorp Health Systems, Series 2007: 5.250% 06/15/18	3,000,000	3,287,160
5.250% 06/15/20	6,495,000	7,130,796
VA Medical College of Virginia Hospital Authority
University Health Services, Series 1998, Insured: NPFGC 4.800% 07/01/11	1,000,000	1,011,950
VA Roanoke Industrial Development Authority
Carilion Health Center, Series 2002 A, Insured: NPFGC 5.250% 07/01/12	4,000,000	4,364,360
VA Small Business Financing Authority
Wellmont Health Systems, Series 2007 A, 5.125% 09/01/22	710,000	604,430
VA Stafford County Economic Development Authority
MediCorp Health Systems, Series 2006, 5.250% 06/15/24	1,000,000	1,040,010
VA Winchester Industrial Development Authority
Valley Health Systems, Series 2007, 5.000% 01/01/26	1,250,000	1,349,175
WI Health & Educational Facilities Authority
Agnesian Healthcare, Inc., Series 2001, 6.000% 07/01/21	1,000,000	1,024,590
Hospitals Total		21,965,781
Health Care Total		28,034,316
Housing – 2.8%
Multi-Family – 2.8%
VA Housing Development Authority
Series 2000 B, AMT, 5.875% 08/01/15	2,655,000	2,688,958

See Accompanying Notes to Financial Statements.

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Prince William County Industrial Development Authority
CRS Triangle Housing Corp., Series 1998 C, 7.000% 07/01/29	1,040,000	939,359
VA Suffolk Redevelopment & Housing Authority
Windsor Fieldstone LP, Series 2001, 4.850% 07/01/31 (07/01/11) (a)(b)	5,800,000	6,096,322
Multi-Family Total		9,724,639
Housing Total		9,724,639
Industrials – 1.1%
Forest Products & Paper – 0.8%
AL Mobile Industrial Development Board Pollution Control Authority
International Paper Co., Series 1998 B, 4.750% 04/01/10	2,250,000	2,263,343
MS Warren County
International Paper Co., Series 2000 A, AMT, 6.700% 08/01/18	500,000	506,960
Forest Products & Paper Total		2,770,303
Other Industrial Development Bonds – 0.3%
VA Peninsula Ports Authority
Dominion Resources, Inc., Series 2003, GTY AGMT: Dominion Energy 5.000% 10/01/33 (10/01/11) (a)(b)	1,000,000	1,021,770
Other Industrial Development Bonds Total		1,021,770
Industrials Total		3,792,073
Other – 18.1%
Other – 2.9%
VA Norfolk Parking Systems
Series 2005 A, Insured: NPFGC 5.000% 02/01/21	5,170,000	5,520,474
VA Virginia Beach Development Authority
Series 2005 A, 5.000% 05/01/21	4,000,000	4,470,240
Other Total		9,990,714

	Par ($)	Value ($)
Pool/Bond Bank – 9.4%
VA Resources Authority
Airports Revolving Fund, Series 2001 A, 5.250% 08/01/18	1,205,000	1,259,828
Clean Water State Revolving Fund: Series 2005: 5.500% 10/01/19	5,180,000	6,503,438
5.500% 10/01/20	3,500,000	4,442,760
5.500% 10/01/21	6,475,000	8,274,920
Series 2008, 5.000% 10/01/29	5,000,000	5,587,200
Series 2009, 5.000% 10/01/17	1,380,000	1,656,856
Virginia Pooled Financing Program: Series 2002 B, 5.000% 11/01/13	1,175,000	1,342,062
Series 2003: 5.000% 11/01/18	1,055,000	1,163,728
5.000% 11/01/19	1,100,000	1,213,366
Series 2005 B, 5.000% 11/01/18	1,030,000	1,177,774
Pool/Bond Bank Total		32,621,932
Refunded/Escrowed (c) – 5.8%
MS Hospital Facilities & Equipment Authority
Forrest County General Hospital, Series 2000, Pre-refunded 01/01/11, Insured: FSA 5.625% 01/01/20	1,285,000	1,375,168
VA Montgomery County Industrial Development Authority
Series 2000 B, Pre-refunded 01/15/11, Insured: AMBAC 5.500% 01/15/22	2,000,000	2,145,560
VA Resources Authority Infrastructure Authority
Pooled Financing Program: Series 2000 A, Pre-refunded 05/01/11, Insured: NPFGC 5.500% 05/01/21	1,070,000	1,160,907
Series 2003, Pre-refunded 11/01/13: 5.000% 11/01/18	20,000	22,904
5.000% 11/01/19	25,000	28,629

See Accompanying Notes to Financial Statements.

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Richmond
Series 1999 A, Pre-refunded 01/15/10, Insured: FSA 5.000% 01/15/19	2,855,000	2,922,521
VA Tobacco Settlement Financing Corp.
Series 2005, Refunded to various dates/prices: 5.250% 06/01/19	3,280,000	3,448,986
5.500% 06/01/26	4,250,000	4,792,257
VA Virginia Beach Water & Sewer Authority
Series 2000, Pre-refunded 08/01/10: 5.250% 08/01/17	1,790,000	1,863,730
5.250% 08/01/19	2,035,000	2,118,822
Refunded/Escrowed Total		19,879,484
Other Total		62,492,130
Resource Recovery – 0.6%
Disposal – 0.6%
VA Arlington County Industrial Development Authority
Ogden Martin Systems of Union, Series 1998 B, AMT, Insured: FSA 5.250% 01/01/10	1,855,000	1,875,535
Disposal Total		1,875,535
Resource Recovery Total		1,875,535
Tax-Backed – 50.4%
Local Appropriated – 9.8%
VA Arlington County Industrial Development Authority
Series 2004: 5.000% 08/01/17	1,205,000	1,366,120
5.000% 08/01/18	1,205,000	1,346,624
VA Bedford County Economic Development Authority
Series 2006, Insured: NPFGC 5.000% 05/01/15	1,230,000	1,381,856

	Par ($)	Value ($)
VA Fairfax County Economic Development Authority
Series 2003, 5.000% 05/15/15	6,260,000	7,219,345
Series 2005 A, 5.000% 04/01/19	1,380,000	1,543,751
Series 2005, 5.000% 01/15/24	2,315,000	2,512,608
VA Hampton Roads Regional Jail Authority
Series 2004, Insured: NPFGC: 5.000% 07/01/14	1,750,000	1,921,360
5.000% 07/01/15	1,685,000	1,830,820
5.000% 07/01/16	1,930,000	2,078,861
VA Henrico County Economic Development Authority
Series 2009 B, 4.500% 08/01/21	1,770,000	1,989,020
VA James City County Economic Development Authority
Series 2006, Insured: FSA 5.000% 06/15/23	2,000,000	2,230,520
VA Montgomery County Industrial Development Authority
Series 2008, 5.000% 02/01/29	1,000,000	1,067,320
VA New Kent County Economic Development Authority
Series 2006, Insured: FSA: 5.000% 02/01/15	1,000,000	1,141,350
5.000% 02/01/21	2,075,000	2,315,119
VA Prince William County Industrial Development Authority
Series 2005, 5.250% 02/01/17	1,115,000	1,313,593
Series 2006 A, Insured: AMBAC: 5.000% 09/01/17	800,000	908,384
5.000% 09/01/21	1,625,000	1,791,757
Local Appropriated Total		33,958,408
Local General Obligations – 20.0%
VA Arlington County
Series 1993, 6.000% 06/01/12	3,285,000	3,723,055
Series 2006, 5.000% 08/01/17	4,000,000	4,699,920

See Accompanying Notes to Financial Statements.

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Hampton
Series 2004, 5.000% 02/01/15	1,275,000	1,446,130
Series 2005 A, Insured: FGIC 5.000% 04/01/18	1,500,000	1,668,900
VA Henrico County
Series 2008 A, 5.000% 12/01/21	1,000,000	1,178,210
VA Leesburg
Series 2006 B, Insured: NPFGC 5.000% 09/15/17	1,145,000	1,367,542
VA Loudoun County
Series 1998 B, 5.250% 12/01/15	1,000,000	1,199,350
Series 2005 A, 5.000% 07/01/14	4,000,000	4,637,840
Series 2009 A, 5.000% 07/01/20	1,660,000	1,994,855
Series 2009 B, 4.000% 11/01/14	3,070,000	3,435,361
VA Lynchburg
Series 2009 A: 5.000% 08/01/20	525,000	625,327
5.000% 08/01/21	530,000	624,881
VA Manassas Park
Series 2008, Insured: FSA 5.000% 01/01/22	1,205,000	1,384,726
VA Newport News
Series 2005 A, 5.250% 01/15/23	1,510,000	1,691,366
Series 2006 B, 5.250% 02/01/18	3,030,000	3,650,877
Series 2007 B, 5.250% 07/01/20	2,000,000	2,462,620
VA Norfolk
Series 2002 B, Insured: FSA 5.250% 07/01/11	2,000,000	2,156,400
Series 2005, Insured: NPFGC 5.000% 03/01/15	5,070,000	5,867,207
VA Pittsylvania County
Series 2008 B, 5.500% 02/01/23	1,030,000	1,177,805

	Par ($)	Value ($)
VA Portsmouth
Series 2003, Insured: FSA: 5.000% 07/01/17	4,385,000	5,024,552
5.000% 07/01/19	2,060,000	2,298,157
Series 2006 A, Insured: NPFGC 5.000% 07/01/16	1,000,000	1,161,160
VA Richmond
Series 2002, Insured: FSA 5.250% 07/15/11	2,150,000	2,324,623
Series 2005 A, Insured: FSA 5.000% 07/15/15	8,840,000	10,359,242
VA Virginia Beach
Series 2004 B: 5.000% 05/01/13	1,305,000	1,477,756
5.000% 05/01/17	1,000,000	1,185,860
Local General Obligations Total		68,823,722
Special Non-Property Tax – 8.2%
IL Metropolitan Pier & Exposition Authority
Series 2002 B, Insured: NPFGC 5.250% 06/15/11	2,500,000	2,678,200
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C, Insured: FGIC 5.500% 07/01/19	4,000,000	4,230,080
VA Greater Richmond Convention Center Authority
Series 2005, Insured: NPFGC: 5.000% 06/15/15	2,480,000	2,735,043
5.000% 06/15/18	3,800,000	4,097,730
5.000% 06/15/25	3,000,000	3,109,710
VA Marquis Community Development Authority
Series 2007, 5.625% 09/01/18	3,000,000	2,503,170
VA Peninsula Town Center Community Development Authority
Series 2007, 6.250% 09/01/24	2,000,000	1,784,300

See Accompanying Notes to Financial Statements.

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Reynolds Crossing Community Development Authority
Series 2007, 5.100% 03/01/21	2,150,000	1,968,067
VA Watkins Centre Community Development Authority
Series 2007, 5.400% 03/01/20	2,250,000	2,188,845
VA White Oak Village Shops Virginia Community Development Authority
Series 2007, 5.300% 03/01/17	2,900,000	2,889,328
Special Non-Property Tax Total		28,184,473
Special Property Tax – 0.9%
VA Fairfax County Economic Development Authority
Series 2004, Insured: NPFGC 5.000% 04/01/24	2,865,000	3,084,029
Special Property Tax Total		3,084,029
State Appropriated – 9.9%
VA Biotechnology Research Park Authority
Series 2001, 5.125% 09/01/16	1,100,000	1,182,830
VA College Building Authority
Series 2006 A: 5.000% 09/01/13	2,000,000	2,275,780
5.000% 09/01/14	2,925,000	3,381,037
Series 2009 E-1, 5.000% 02/01/23 (d)	1,000,000	1,199,780
VA Public Building Authority
Series 2005 C, 5.000% 08/01/14	2,000,000	2,312,980
Series 2006 A, 5.000% 08/01/15	4,775,000	5,584,935
Series 2009 B, 4.000% 08/01/14	2,000,000	2,220,320
VA Public School Authority
Series 2004 C, 5.000% 08/01/16	7,425,000	8,746,873
Series 2009: 4.000% 08/01/24 (d)	1,000,000	1,049,710
4.000% 08/01/25 (d)	2,560,000	2,636,493
5.000% 08/01/16	1,000,000	1,178,030
5.000% 08/01/17	2,000,000	2,370,640
State Appropriated Total		34,139,408

	Par ($)	Value ($)
State General Obligations – 1.6%
PR Commonwealth of Puerto Rico
Series 2002 A, Insured: FGIC 5.500% 07/01/17	2,000,000	2,138,980
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2007, 5.500% 07/01/24	3,425,000	3,515,934
State General Obligations Total		5,654,914
Tax-Backed Total		173,844,954
Transportation – 4.1%
Airports – 2.9%
DC Metropolitan Airports Authority
Series 1998 B, AMT, Insured: NPFGC 5.250% 10/01/10	1,000,000	1,008,160
Series 2009 C, 5.000% 10/01/23	3,000,000	3,310,800
Series 2009: 5.000% 10/01/21	3,000,000	3,378,900
Insured: AGO (e) 10/01/23	5,000,000	2,422,350
Airports Total		10,120,210
Ports – 0.9%
VA Port Authority
Series 2003, AMT, Insured: NPFGC: 5.125% 07/01/14	1,360,000	1,467,657
5.125% 07/01/15	1,430,000	1,529,800
Ports Total		2,997,457
Toll Facilities – 0.3%
VA Richmond Metropolitan Authority
Series 1998, Insured: FGIC 5.250% 07/15/17	1,000,000	1,121,390
Toll Facilities Total		1,121,390
Transportation Total		14,239,057

See Accompanying Notes to Financial Statements.

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Utilities – 6.2%
Investor Owned – 0.7%
VA Louisa Industrial Development Authority
Virginia Electric and Power Co., Series 2008, 5.375% 11/01/35 (12/02/13) (a)(b)	1,000,000	1,095,030
VA York County Economic Development Authority
Virginia Electric and Power Co., Series 2009 A, 4.050% 05/01/33 (05/01/14) (a)(b)	1,300,000	1,359,956
Investor Owned Total		2,454,986
Municipal Electric – 0.3%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2007 V, Insured: FGIC 5.250% 07/01/24	1,000,000	1,085,790
Municipal Electric Total		1,085,790
Water & Sewer – 5.2%
VA Fairfax County Water Authority
Series 2005 B, 5.250% 04/01/19	1,835,000	2,244,700
VA Hampton Roads Sanitation District
Series 2007, 5.000% 04/01/22	1,000,000	1,148,710
Series 2008, 5.000% 04/01/24	3,000,000	3,398,010
VA Henrico County Authority
Series 2009, 5.000% 05/01/22	1,000,000	1,172,800
VA Newport News Water Authority
Series 2007, Insured: FSA 5.000% 06/01/19	1,035,000	1,182,467
VA Richmond Public Utility Authority
Series 2007, Insured: FSA 4.500% 01/15/21	1,000,000	1,098,780
VA Spotsylvania County
Series 2007, Insured: FSA 5.000% 06/01/19	1,030,000	1,176,754

	Par ($)	Value ($)
VA Upper Occoquan Sewage Authority
Series 1995 A, Insured: NPFGC 5.150% 07/01/20	1,295,000	1,532,555
Series 2003, Insured: FSA 5.000% 07/01/13	1,640,000	1,862,171
Series 2005, Insured: FSA 5.000% 07/01/21	2,640,000	2,936,129
Water & Sewer Total		17,753,076
Utilities Total		21,293,852
Total Municipal Bonds (cost of $304,163,047)		322,240,365
Investment Companies – 6.2%
	Shares
Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%) (f)(g)	10,544,528	10,544,528
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.210%)	10,713,391	10,713,391
Total Investment Companies (cost of $21,257,919)		21,257,919
Short-Term Obligation – 0.0%
	Par ($)
Variable Rate Demand Note (h)– 0.0%
WA Housing Finance Commission
Local 82 JATC Educational Development Trust, Series 2000, LOC: U.S. Bank N.A. 0.410% 11/01/25 (10/01/09) (b)	100,000	100,000
Variable Rate Demand Note Total		100,000
Total Short-Term Obligation (cost of $100,000)		100,000
Total Investments – 99.6% (cost of $325,520,966) (i)		343,598,284
Other Assets & Liabilities, Net – 0.4%		1,337,184
Net Assets – 100.0%		344,935,468

See Accompanying Notes to Financial Statements.

Columbia Virginia Intermediate Municipal Bond Fund

September 30, 2009 (Unaudited)

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(b)  Parenthetical date represents the next reset date for the security.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Security purchased on a delayed delivery basis.

(e)  Zero coupon bond.

(f)  Investments in affiliates during the six months ended September 30, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%)
Shares as of 03/31/09:	7,223,000
Shares purchased:	41,074,650
Shares sold:	(37,753,122)
Shares as of 09/30/09:	10,544,528
Net realized gain(loss):	$–
Dividend income earned:	$11,264
Value at end of period:	$10,544,528

(g)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(h)  Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of September 30, 2009.

(i)  Cost for federal income tax purposes is $325,520,966.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$322,240,365	$—	$322,240,365
Total Investment Companies	21,257,919	—	—	21,257,919
Total Short-Term Obligation	—	100,000	—	100,000
Total Investments	$21,257,919	$322,340,365	$—	$343,598,284

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	50.4
Other	18.1
Health Care	8.1
Utilities	6.2
Transportation	4.1
Housing	2.8
Education	2.0
Industrials	1.1
Resource Recovery	0.6
	93.4
Investment Companies	6.2
Short-Term Obligation	0.0	*
Other Assets & Liabilities, Net	0.4
	100.0

* Round to less than 0.1%

Acronym	Name
AGO	Assured Guaranty Corp.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

GTY AGMT	Guaranty Agreement

LOC	Letter of Credit

NPFGC	National Public Finance Guarantee Corp.

See Accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities – Municipal Bond Funds
September 30, 2009 (Unaudited)

	($)	($)	($)	($)
	Columbia Short Term Municipal Bond Fund	Columbia California Intermediate Municipal Bond Fund	Columbia Georgia Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund
Assets
Unaffiliated investments, at identified cost	2,120,044,620	207,934,273	125,116,329	156,431,444
Affiliated investments, at identified cost	18,377,052	5,444,272	2,400,666	8,219,737
Total investments, at identified cost	2,138,421,672	213,378,545	127,516,995	164,651,181
Unaffiliated investments, at value	2,156,385,672	217,804,178	131,915,399	163,974,943
Affiliated investments, at value	18,377,052	5,444,272	2,400,666	8,219,737
Total investments, at value	2,174,762,724	223,248,450	134,316,065	172,194,680
Cash	1,504,198	808	51	249
Receivable for:
Investments sold	24,020,000	—	—	1,038,459
Fund shares sold	15,176,933	90,503	140,645	151,368
Interest	20,656,268	2,594,745	1,734,896	1,837,407
Expense reimbursement due from investment advisor	—	18,421	21,224	28,957
Other assets	131,746	1,361	314	426
Total Assets	2,236,251,869	225,954,288	136,213,195	175,251,546
Liabilities
Payable for:
Investments purchased on delayed delivery basis	82,547,815	—	—	7,747,574
Fund shares repurchased	4,960,866	502,254	14,785	26,946
Distributions	2,352,752	562,621	324,303	380,032
Investment advisory fee	435,959	71,407	43,559	53,422
Administration fee	237,620	20,763	11,528	14,856
Pricing and bookkeeping fees	17,008	9,740	6,115	7,134
Transfer agent fee	18,215	3,904	2,339	3,947
Trustees' fees	47,368	26,863	62,640	58,763
Audit fee	18,168	19,042	17,101	17,165
Custody fee	7,115	3,666	2,021	844
Distribution and service fees	120,514	4,841	7,146	9,006
Chief compliance officer expenses	122	206	171	192
Other liabilities	8,738	26,388	10,732	12,240
Total Liabilities	90,772,260	1,251,695	502,440	8,332,121
Net Assets	2,145,479,609	224,702,593	135,710,755	166,919,425
Net Assets Consist of
Paid-in capital	2,119,719,632	215,517,980	130,298,700	163,972,850
Undistributed (overdistributed) net investment income	84,190	(14,480)	172,663	208,629
Accumulated net realized loss	(10,665,265)	(670,812)	(1,559,678)	(4,805,553)
Net unrealized appreciation (depreciation) on investments	36,341,052	9,869,905	6,799,070	7,543,499
Net Assets	2,145,479,609	224,702,593	135,710,755	166,919,425

See Accompanying Notes to Financial Statements.

	($)	($)	($)
	Columbia North Carolina Intermediate Municipal Bond Fund	Columbia South Carolina Intermediate Municipal Bond Fund	Columbia Virginia Intermediate Municipal Bond Fund
Assets
Unaffiliated investments, at identified cost	183,985,938	195,106,594	314,976,438
Affiliated investments, at identified cost	2,832,355	3,308,436	10,544,528
Total investments, at identified cost	186,818,293	198,415,030	325,520,966
Unaffiliated investments, at value	193,954,216	205,240,383	333,053,756
Affiliated investments, at value	2,832,355	3,308,436	10,544,528
Total investments, at value	196,786,571	208,548,819	343,598,284
Cash	601	270	828
Receivable for:
Investments sold	3,860,000	1,017,639	3,207,648
Fund shares sold	240,456	4,301	186,062
Interest	2,868,646	2,638,410	4,060,975
Expense reimbursement due from investment advisor	29,721	19,478	18,020
Other assets	476	560	852
Total Assets	203,786,471	212,229,477	351,072,669
Liabilities
Payable for:
Investments purchased on delayed delivery basis	—	—	4,898,984
Fund shares repurchased	68,196	13,111	151,881
Distributions	501,590	555,178	810,933
Investment advisory fee	65,311	67,970	111,625
Administration fee	18,968	19,765	34,494
Pricing and bookkeeping fees	7,393	7,446	10,098
Transfer agent fee	3,745	2,632	3,944
Trustees' fees	57,620	61,277	64,229
Audit fee	17,165	20,765	20,765
Custody fee	224	1,981	2,696
Distribution and service fees	10,380	12,996	14,054
Chief compliance officer expenses	248	169	180
Other liabilities	14,759	7,726	13,318
Total Liabilities	765,599	771,016	6,137,201
Net Assets	203,020,872	211,458,461	344,935,468
Net Assets Consist of
Paid-in capital	196,497,535	203,784,896	327,224,927
Undistributed (overdistributed) net investment income	717,222	1,124,937	820,990
Accumulated net realized loss	(4,162,163)	(3,585,161)	(1,187,767)
Net unrealized appreciation (depreciation) on investments	9,968,278	10,133,789	18,077,318
Net Assets	203,020,872	211,458,461	344,935,468

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – Municipal Bond Funds
September 30, 2009 (Unaudited)

	Columbia Short Term Municipal Bond Fund	Columbia California Intermediate Municipal Bond Fund	Columbia Georgia Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund
Class A
Net assets	$398,111,724	$15,595,279	$18,202,792	$26,524,797
Shares outstanding	37,726,420	1,570,725	1,684,953	2,473,445
Net asset value per share (a)	$10.55	$9.93	$10.80	$10.72
Maximum sales charge	1.00%	3.25%	3.25%	3.25%
Maximum offering price per share (b)	$10.66	$10.26	$11.16	$11.08
Class B
Net assets	$465,076	$234,440	$1,228,134	$1,541,451
Shares outstanding	44,074	23,628	113,607	143,639
Net asset value and offering price per share (a)	$10.55	$9.92	$10.81	$10.73
Class C
Net assets	$54,976,672	$1,778,603	$3,020,945	$2,841,138
Shares outstanding	5,209,430	179,093	279,569	264,950
Net asset value and offering price per share (a)	$10.55	$9.93	$10.81	$10.72
Class Z
Net assets	$1,691,926,137	$207,094,271	$113,258,884	$136,012,039
Shares outstanding	160,323,487	20,889,603	10,484,108	12,680,745
Net asset value offering and redemption price per share	$10.55	$9.91	$10.80	$10.73

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $100,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

	Columbia North Carolina Intermediate Municipal Bond Fund	Columbia South Carolina Intermediate Municipal Bond Fund	Columbia Virginia Intermediate Municipal Bond Fund
Class A
Net assets	$28,065,721	$24,210,210	$52,114,098
Shares outstanding	2,700,532	2,340,815	4,675,818
Net asset value per share (a)	$10.39	$10.34	$11.15
Maximum sales charge	3.25%	3.25%	3.25%
Maximum offering price per share (b)	$10.74	$10.69	$11.52
Class B
Net assets	$1,653,014	$1,811,726	$2,008,835
Shares outstanding	159,078	175,096	180,159
Net asset value and offering price per share (a)	$10.39	$10.35	$11.15
Class C
Net assets	$4,106,040	$8,110,074	$2,197,405
Shares outstanding	395,153	783,651	197,199
Net asset value and offering price per share (a)	$10.39	$10.35	$11.14
Class Z
Net assets	$169,196,097	$177,326,451	$288,615,130
Shares outstanding	16,290,864	17,140,069	25,897,711
Net asset value offering and redemption price per share	$10.39	$10.35	$11.14

See Accompanying Notes to Financial Statements.

Statements of Operations – Municipal Bond Funds
For the Six Months Ended September 30, 2009 (Unaudited)

	($)	($)	($)	($)
	Columbia Short Term Municipal Bond Fund	Columbia California Intermediate Municipal Bond Fund	Columbia Georgia Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund
Investment Income
Interest	21,573,650	4,413,364	2,618,682	3,279,436
Dividends	—	—	8,697	12,854
Dividends from affiliates	125,279	8,281	7,060	11,296
Total Investment Income	21,698,929	4,421,645	2,634,439	3,303,586
Expenses
Investment advisory fee	2,235,994	427,898	259,627	317,973
Administration fee	1,196,431	125,407	68,620	88,309
Distribution fee:
Class B	1,733	1,021	4,730	6,945
Class C	165,823	4,902	9,176	8,913
Service fee:
Class B	578	340	1,577	2,315
Class C	55,348	1,634	3,059	2,968
Distribution and service fees:
Class A	389,377	24,897	20,414	31,148
Transfer agent fee	81,124	6,861	5,042	8,317
Pricing and bookkeeping fees	88,988	45,082	33,563	36,889
Trustees' fees	23,931	17,917	25,482	21,636
Custody fee	25,106	6,854	6,130	5,705
Chief compliance officer expenses	430	322	318	331
Other expenses	247,659	63,281	60,612	66,113
Expenses before interest expense	4,512,522	726,416	498,350	597,562
Interest expense	504	—	—	—
Total Expenses	4,513,026	726,416	498,350	597,562
Fees waived or expenses reimbursed by investment advisor	(223,599)	(140,671)	(123,915)	(134,398)
Expense reductions	(53)	— *	(1)	— *
Net Expenses	4,289,374	585,745	374,434	463,164
Net Investment Income	17,409,555	3,835,900	2,260,005	2,840,422
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	151,348	(663,310)	(468,565)	(2,381,938)
Net change in unrealized appreciation (depreciation) on investments	16,186,130	14,011,142	8,227,756	12,238,648
Net Gain	16,337,478	13,347,832	7,759,191	9,856,710
Net Increase Resulting from Operations	33,747,033	17,183,732	10,019,196	12,697,132

*  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

	($)	($)	($)
	Columbia North Carolina Intermediate Municipal Bond Fund	Columbia South Carolina Intermediate Municipal Bond Fund	Columbia Virginia Intermediate Municipal Bond Fund
Investment Income
Interest	4,077,073	4,250,003	6,582,164
Dividends	14,999	17,131	13,125
Dividends from affiliates	11,702	15,490	11,264
Total Investment Income	4,103,774	4,282,624	6,606,553
Expenses
Investment advisory fee	392,306	411,030	655,578
Administration fee	113,396	119,715	202,243
Distribution fee:
Class B	6,713	6,861	7,990
Class C	14,555	26,057	7,546
Service fee:
Class B	2,238	2,287	2,665
Class C	4,852	8,686	2,516
Distribution and service fees:
Class A	32,527	28,950	62,294
Transfer agent fee	8,893	7,341	11,964
Pricing and bookkeeping fees	40,767	40,481	52,567
Trustees' fees	21,913	22,783	22,866
Custody fee	5,657	6,774	8,411
Chief compliance officer expenses	329	325	347
Other expenses	64,694	62,490	68,138
Expenses before interest expense	708,840	743,780	1,105,125
Interest expense	—	—	—
Total Expenses	708,840	743,780	1,105,125
Fees waived or expenses reimbursed by investment advisor	(141,101)	(139,924)	(174,612)
Expense reductions	(1)	— *	(3)
Net Expenses	567,738	603,856	930,510
Net Investment Income	3,536,036	3,678,768	5,676,043
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(716,959)	(769,319)	(774,735)
Net change in unrealized appreciation (depreciation) on investments	12,378,976	10,997,772	18,340,959
Net Gain	11,662,017	10,228,453	17,566,224
Net Increase Resulting from Operations	15,198,053	13,907,221	23,242,267

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Municipal Bond Funds

Increase (Decrease) in Net Assets	Columbia Short Term Municipal Bond Fund		Columbia California Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations
Net investment income	17,409,555	23,240,927	3,835,900	7,970,248
Net realized gain (loss) on investments and futures contracts	151,348	542,351	(663,310)	366,781
Net change in unrealized appreciation (depreciation) on investments and futures contracts	16,186,130	12,405,544	14,011,142	(4,977,824)
Net increase resulting from operations	33,747,033	36,188,822	17,183,732	3,359,205
Distributions to Shareholders
From net investment income:
Class A	(2,907,768)	(2,152,022)	(336,639)	(559,349)
Class B	(2,686)	(10,741)	(3,568)	(10,395)
Class C	(248,503)	(383,425)	(17,043)	(30,096)
Class Z	(14,252,379)	(20,694,739)	(3,478,650)	(7,370,408)
From net realized gains:
Class A	—	—	(16,678)	—
Class B	—	—	(187)	—
Class C	—	—	(1,026)	—
Class Z	—	—	(143,875)	—
Total distributions to shareholders	(17,411,336)	(23,240,927)	(3,997,666)	(7,970,248)
Net Capital Stock Transactions	841,606,994	707,418,602	3,800,492	(6,324,395)
Increase from regulatory settlements	1,276	—	—	—
Total increase (decrease) in net assets	857,943,967	720,366,497	16,986,558	(10,935,438)
Net Assets
Beginning of period	1,287,535,642	567,169,145	207,716,035	218,651,473
End of period	2,145,479,609	1,287,535,642	224,702,593	207,716,035
Undistributed (overdistributed) net investment income at end of period	84,190	85,971	(14,480)	(14,480)

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia Georgia Intermediate Municipal Bond Fund		Columbia Maryland Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations
Net investment income	2,260,005	4,919,415	2,840,422	6,292,537
Net realized gain (loss) on investments and futures contracts	(468,565)	(185,833)	(2,381,938)	(10,315)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	8,227,756	(2,299,656)	12,238,648	(5,825,104)
Net increase resulting from operations	10,019,196	2,433,926	12,697,132	457,118
Distributions to Shareholders
From net investment income:
Class A	(268,323)	(552,000)	(421,718)	(908,786)
Class B	(16,060)	(36,818)	(24,598)	(72,909)
Class C	(30,675)	(56,719)	(31,150)	(53,194)
Class Z	(1,944,947)	(4,273,877)	(2,362,956)	(5,257,636)
From net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class Z	—	—	—	—
Total distributions to shareholders	(2,260,005)	(4,919,414)	(2,840,422)	(6,292,525)
Net Capital Stock Transactions	(622,396)	7,195,864	2,507,995	(3,806,532)
Increase from regulatory settlements	—	—	—	—
Total increase (decrease) in net assets	7,136,795	4,710,376	12,364,705	(9,641,939)
Net Assets
Beginning of period	128,573,960	123,863,584	154,554,720	164,196,659
End of period	135,710,755	128,573,960	166,919,425	154,554,720
Undistributed (overdistributed) net investment income at end of period	172,663	172,663	208,629	208,629

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Municipal Bond Funds

Increase (Decrease) in Net Assets	Columbia North Carolina Intermediate Municipal Bond Fund		Columbia South Carolina Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations
Net investment income	3,536,036	7,382,687	3,678,768	8,246,457
Net realized gain (loss) on investments and futures contracts	(716,959)	(2,405,036)	(769,319)	(1,367,326)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	12,378,976	(3,265,358)	10,997,772	(2,871,938)
Net increase resulting from operations	15,198,053	1,712,293	13,907,221	4,007,193
Distributions to Shareholders
From net investment income:
Class A	(444,115)	(847,988)	(393,105)	(700,511)
Class B	(23,925)	(71,614)	(24,256)	(63,665)
Class C	(51,749)	(102,774)	(91,808)	(171,277)
Class Z	(3,016,247)	(6,360,311)	(3,169,599)	(7,311,004)
Total distributions to shareholders	(3,536,036)	(7,382,687)	(3,678,768)	(8,246,457)
Net Capital Stock Transactions	(1,354,375)	15,694,418	(3,363,478)	13,874,047
Total increase (decrease) in net assets	10,307,642	10,024,024	6,864,975	9,634,783
Net Assets
Beginning of period	192,713,230	182,689,206	204,593,486	194,958,703
End of period	203,020,872	192,713,230	211,458,461	204,593,486
Undistributed (overdistributed) net investment income at end of period	717,222	717,222	1,124,937	1,124,937

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia Virginia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations
Net investment income	5,676,043	12,380,943
Net realized gain (loss) on investments and futures contracts	(774,735)	(407,079)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	18,340,959	(2,854,350)
Net increase resulting from operations	23,242,267	9,119,514
Distributions to Shareholders
From net investment income:
Class A	(813,265)	(1,683,739)
Class B	(26,849)	(62,062)
Class C	(25,286)	(39,200)
Class Z	(4,810,643)	(10,595,942)
Total distributions to shareholders	(5,676,043)	(12,380,943)
Net Capital Stock Transactions	7,705,010	(16,895,867)
Total increase (decrease) in net assets	25,271,234	(20,157,296)
Net Assets
Beginning of period	319,664,234	339,821,530
End of period	344,935,468	319,664,234
Undistributed (overdistributed) net investment income at end of period	820,990	820,990

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Short Term Municipal Bond Fund				Columbia California Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	23,243,878	243,878,318	19,930,004	206,796,669	437,452	4,154,950	1,844,715	17,378,739
Distributions reinvested	204,218	2,143,896	139,273	1,443,595	28,200	268,439	41,642	388,888
Redemptions	(5,759,132)	(60,459,562)	(3,127,041)	(32,395,580)	(870,907)	(8,365,243)	(1,330,553)	(12,378,073)
Net increase (decrease)	17,688,964	185,562,652	16,942,236	175,844,684	(405,255)	(3,941,854)	555,804	5,389,554
Class B
Subscriptions	—	—	—	—	12	113	3,512	33,480
Distributions reinvested	246	2,586	936	9,663	149	1,414	539	5,038
Redemptions	—	—	(16,703)	(172,440)	(13,857)	(130,268)	(16,738)	(155,294)
Net increase (decrease)	246	2,586	(15,767)	(162,777)	(13,696)	(128,741)	(12,687)	(116,776)
Class C
Subscriptions	2,446,701	25,675,889	2,022,611	20,989,551	66,565	646,347	33,822	318,212
Distributions reinvested	12,829	134,630	21,223	219,383	229	2,197	845	7,921
Redemptions	(381,653)	(4,007,567)	(347,568)	(3,587,558)	(1,176)	(11,105)	(54,128)	(486,780)
Net increase (decrease)	2,077,877	21,802,952	1,696,266	17,621,376	65,618	637,439	(19,461)	(160,647)
Class Z
Subscriptions	88,777,770	932,101,493	72,691,805	753,481,395	3,158,445	30,065,091	7,156,774	67,054,696
Distributions reinvested	123,674	1,298,281	129,294	1,337,745	33,050	313,667	50,850	474,057
Redemptions	(28,483,626)	(299,160,970)	(23,269,675)	(240,703,821)	(2,437,353)	(23,145,110)	(8,525,283)	(78,965,279)
Net increase (decrease)	60,417,818	634,238,804	49,551,424	514,115,319	754,142	7,233,648	(1,317,659)	(11,436,526)

See Accompanying Notes to Financial Statements.

	Columbia Georgia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	267,681	2,783,942	291,847	3,010,289
Distributions reinvested	17,302	181,014	36,138	366,790
Redemptions	(53,679)	(562,690)	(202,462)	(2,037,721)
Net increase (decrease)	231,304	2,402,266	125,523	1,339,358
Class B
Subscriptions	7,524	77,500	12,081	121,592
Distributions reinvested	1,281	13,395	2,909	29,563
Redemptions	(19,412)	(203,354)	(22,528)	(232,314)
Net increase (decrease)	(10,607)	(112,459)	(7,538)	(81,159)
Class C
Subscriptions	155,952	1,627,772	81,961	829,370
Distributions reinvested	1,572	16,476	2,825	28,680
Redemptions	(84,186)	(866,789)	(55,413)	(557,602)
Net increase (decrease)	73,338	777,459	29,373	300,448
Class Z
Subscriptions	809,698	8,446,056	2,894,844	29,493,066
Distributions reinvested	4,790	50,069	10,022	101,598
Redemptions	(1,174,164)	(12,185,787)	(2,395,061)	(23,957,447)
Net increase (decrease)	(359,676)	(3,689,662)	509,805	5,637,217

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Maryland Intermediate Municipal Bond Fund				Columbia North Carolina Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	203,003	2,109,159	447,987	4,569,177	459,722	4,603,610	653,910	6,368,006
Distributions reinvested	31,089	323,852	70,001	711,465	34,960	352,217	66,237	652,634
Redemptions	(94,142)	(978,345)	(522,116)	(5,210,398)	(166,882)	(1,674,405)	(570,354)	(5,586,411)
Net increase (decrease)	139,950	1,454,666	(4,128)	70,244	327,800	3,281,422	149,793	1,434,229
Class B
Subscriptions	241	2,514	16,836	170,835	8,986	89,798	10,159	100,795
Distributions reinvested	1,470	15,316	4,686	47,664	1,589	15,983	5,152	50,834
Redemptions	(78,109)	(809,454)	(58,877)	(606,577)	(47,570)	(478,212)	(83,999)	(829,111)
Net increase (decrease)	(76,398)	(791,624)	(37,355)	(388,078)	(36,995)	(372,431)	(68,688)	(677,482)
Class C
Subscriptions	75,839	791,689	65,252	659,486	50,779	509,135	145,478	1,456,451
Distributions reinvested	2,409	25,111	4,575	46,405	2,137	21,538	3,739	36,665
Redemptions	(25,872)	(268,772)	(10,253)	(102,092)	(32,767)	(330,624)	(82,611)	(812,301)
Net increase (decrease)	52,376	548,028	59,574	603,799	20,149	200,049	66,606	680,815
Class Z
Subscriptions	1,511,927	15,705,288	2,549,180	25,976,912	2,125,111	21,292,812	6,316,700	62,728,062
Distributions reinvested	9,058	94,144	13,986	142,261	15,623	156,956	30,046	295,549
Redemptions	(1,399,156)	(14,502,507)	(2,981,733)	(30,211,670)	(2,593,069)	(25,913,183)	(4,944,550)	(48,766,755)
Net increase (decrease)	121,829	1,296,925	(418,567)	(4,092,497)	(452,335)	(4,463,415)	1,402,196	14,256,856

See Accompanying Notes to Financial Statements.

	Columbia South Carolina Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	247,533	2,464,087	1,100,014	10,742,158
Distributions reinvested	17,100	172,035	45,293	445,346
Redemptions	(348,769)	(3,451,420)	(319,914)	(3,155,774)
Net increase (decrease)	(84,136)	(815,298)	825,393	8,031,730
Class B
Subscriptions	4,052	40,272	11,137	109,262
Distributions reinvested	1,686	16,936	4,452	43,840
Redemptions	(31,548)	(313,438)	(41,202)	(403,247)
Net increase (decrease)	(25,810)	(256,230)	(25,613)	(250,145)
Class C
Subscriptions	170,732	1,711,772	148,653	1,452,415
Distributions reinvested	4,033	40,558	8,543	84,044
Redemptions	(15,231)	(152,923)	(102,115)	(1,009,857)
Net increase (decrease)	159,534	1,599,407	55,081	526,602
Class Z
Subscriptions	1,888,393	18,879,940	5,686,633	56,567,951
Distributions reinvested	18,567	186,005	30,814	302,797
Redemptions	(2,299,299)	(22,957,302)	(5,267,849)	(51,304,888)
Net increase (decrease)	(392,339)	(3,891,357)	449,598	5,565,860

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Virginia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	481,429	5,231,641	842,605	8,854,922
Distributions reinvested	49,224	533,422	106,894	1,121,887
Redemptions	(392,898)	(4,293,527)	(933,362)	(9,649,914)
Net increase	137,755	1,471,536	16,137	326,895
Class B
Subscriptions	1,777	19,110	17,167	179,600
Distributions reinvested	1,369	14,819	3,436	36,058
Redemptions	(32,960)	(356,131)	(39,099)	(417,198)
Net decrease	(29,814)	(322,202)	(18,496)	(201,540)
Class C
Subscriptions	37,589	407,289	91,631	966,909
Distributions reinvested	1,712	18,521	2,998	31,438
Redemptions	(21,705)	(234,302)	(5,864)	(62,068)
Net increase	17,596	191,508	88,765	936,279
Class Z
Subscriptions	2,723,613	29,395,890	4,972,861	52,309,597
Distributions reinvested	10,749	116,357	17,929	188,069
Redemptions	(2,152,464)	(23,148,079)	(6,745,293)	(70,455,167)
Net increase (decrease)	581,898	6,364,168	(1,754,503)	(17,957,501)

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.46		$10.32		$10.17		$10.14		$10.21		$10.42
Income from Investment Operations:
Net investment income (b)	0.10		0.27		0.32		0.30		0.22		0.22
Net realized and unrealized gain (loss) on investments	0.09		0.15		0.15		0.03		(0.04)		(0.21)
Total from investment operations	0.19		0.42		0.47		0.33		0.18		0.01
Less Distributions to Shareholders:
From net investment income	(0.10)		(0.28)		(0.32)		(0.30)		(0.25)		(0.22)
Increase from regulatory settlements	—	(c)	—		—		—		—		—
Net Asset Value, End of Period	$10.55		$10.46		$10.32		$10.17		$10.14		$10.21
Total return (d)(e)	1.83	%(f)	4.14%		4.66%		3.30%		1.80%		0.07%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.68	%(g)(h)	0.65	%(g)	0.65	%(g)	0.65	%(g)	0.65	%(g)	0.65%
Interest expense (i)	—	%(h)	—%		—%		—%		—%		—%
Net expenses	0.68	%(g)(h)	0.65	%(g)	0.65	%(g)	0.65	%(g)	0.65	%(g)	0.65%
Waiver/Reimbursement	0.03	%(h)	0.07%		0.11%		0.11%		0.08%		0.15%
Net investment income	1.86	%(g)(h)	2.60	%(g)	3.09	%(g)	2.95	%(g)	2.47	%(g)	2.10%
Portfolio turnover rate	36	%(f)	94%		73%		98%		13%		17%
Net assets, end of period (000s)	$398,112		$209,539		$31,952		$32,855		$52,003		$88,601

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.46		$10.32		$10.17		$10.14		$10.21		$10.42
Income from Investment Operations:
Net investment income (b)	0.06		0.20		0.24		0.22		0.16		0.14
Net realized and unrealized gain (loss) on investments	0.09		0.14		0.15		0.03		(0.05)		(0.21)
Total from investment operations	0.15		0.34		0.39		0.25		0.11		(0.07)
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.20)		(0.24)		(0.22)		(0.18)		(0.14)
Increase from regulatory settlements	—	(c)	—		—		—		—		—
Net Asset Value, End of Period	$10.55		$10.46		$10.32		$10.17		$10.14		$10.21
Total return (d)(e)	1.45	%(f)	3.37%		3.88%		2.54%		1.04%		(0.68)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.43	%(g)(h)	1.40	%(g)	1.40	%(g)	1.40	%(g)	1.40	%(g)	1.40%
Interest expense (i)	—	%(h)	—%		—%		—%		—%		—%
Net expenses	1.43	%(g)(h)	1.40	%(g)	1.40	%(g)	1.40	%(g)	1.40	%(g)	1.40%
Waiver/Reimbursement	0.03	%(h)	0.07%		0.11%		0.11%		0.08%		0.15%
Net investment income	1.16	%(g)(h)	1.98	%(g)	2.35	%(g)	2.20	%(g)	1.72	%(g)	1.35%
Portfolio turnover rate	36	%(f)	94%		73%		98%		13%		17%
Net assets, end of period (000s)	$465		$458		$615		$739		$904		$1,186

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.46		$10.32		$10.17		$10.14		$10.21		$10.42
Income from Investment Operations:
Net investment income (b)	0.06		0.20		0.24		0.22		0.16		0.14
Net realized and unrealized gain (loss) on investments	0.09		0.14		0.15		0.03		(0.05)		(0.21)
Total from investment operations	0.15		0.34		0.39		0.25		0.11		(0.07)
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.20)		(0.24)		(0.22)		(0.18)		(0.14)
Increase from regulatory settlements	—	(c)	—		—		—		—		—
Net Asset Value, End of Period	$10.55		$10.46		$10.32		$10.17		$10.14		$10.21
Total return (d)(e)	1.45	%(f)	3.37%		3.88%		2.53%		1.04%		(0.68)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.43	%(g)(h)	1.40	%(g)	1.40	%(g)	1.40	%(g)	1.40	%(g)	1.40%
Interest expense (i)	—	%(h)	—%		—%		—%		—%		—%
Net expenses	1.43	%(g)(h)	1.40	%(g)	1.40	%(g)	1.40	%(g)	1.40	%(g)	1.40%
Waiver/Reimbursement	0.03	%(h)	0.07%		0.11%		0.11%		0.08%		0.15%
Net investment income	1.12	%(g)(h)	1.92	%(g)	2.35	%(g)	2.20	%(g)	1.72	%(g)	1.34%
Portfolio turnover rate	36	%(f)	94%		73%		98%		13%		17%
Net assets, end of period (000s)	$54,977		$32,750		$14,816		$16,549		$22,848		$32,123

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.46		$10.32		$10.17		$10.14		$10.21		$10.42
Income from Investment Operations:
Net investment income (b)	0.11		0.30		0.34		0.32		0.25		0.24
Net realized and unrealized gain (loss) on investments	0.09		0.15		0.15		0.04		(0.04)		(0.21)
Total from investment operations	0.20		0.45		0.49		0.36		0.21		0.03
Less Distributions to Shareholders:
From net investment income	(0.11)		(0.31)		(0.34)		(0.33)		(0.28)		(0.24)
Increase from regulatory settlements	—	(c)	—		—		—		—		—
Net Asset Value, End of Period	$10.55		$10.46		$10.32		$10.17		$10.14		$10.21
Total return (d)(e)	1.96	%(f)	4.41%		4.92%		3.56%		2.05%		0.31%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.43	%(g)(h)	0.40	%(g)	0.40	%(g)	0.40	%(g)	0.40	%(g)	0.40%
Interest expense (i)	—	%(h)	—%		—%		—%		—%		—%
Net expenses	0.43	%(g)(h)	0.40	%(g)	0.40	%(g)	0.40	%(g)	0.40	%(g)	0.40%
Waiver/Reimbursement	0.03	%(h)	0.07%		0.11%		0.11%		0.08%		0.15%
Net investment income	2.13	%(g)(h)	2.94	%(g)	3.34	%(g)	3.20	%(g)	2.72	%(g)	2.35%
Portfolio turnover rate	36	%(f)	94%		73%		98%		13%		17%
Net assets, end of period (000s)	$1,691,926		$1,044,788		$519,786		$380,532		$529,770		$840,910

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$9.34		$9.50		$9.63		$9.49		$9.63		$10.01
Income from Investment Operations:
Net investment income (b)	0.16		0.31		0.33		0.33		0.31		0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.60		(0.16)		(0.13)		0.14		(0.08)		(0.27)
Total from investment operations	0.76		0.15		0.20		0.47		0.23		0.03
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.31)		(0.33)		(0.33)		(0.32)		(0.30)
From net realized gains	(0.01)		—		—		—		(0.05)		(0.11)
Total distributions to shareholders	(0.17)		(0.31)		(0.33)		(0.33)		(0.37)		(0.41)
Net Asset Value, End of Period	$9.93		$9.34		$9.50		$9.63		$9.49		$9.63
Total return (c)(d)	8.20	%(e)	1.65%		2.08%		5.00%		2.37%		0.34%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.77	%(f)(g)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75%
Interest expense	—		—		—	%(h)	—		—	%(h)	—	%(h)
Net expenses	0.77	%(f)(g)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75%
Waiver/Reimbursement	0.13	%(g)	0.13%		0.16%		0.20%		0.18%		0.28%
Net investment income	3.38	%(f)(g)	3.33	%(f)	3.40	%(f)	3.41	%(f)	3.30	%(f)	3.10%
Portfolio turnover rate	15	%(e)	19%		5%		13%		35%		26%
Net assets, end of period (000s)	$15,595		$18,463		$13,488		$9,108		$7,145		$5,427

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$9.34		$9.49		$9.62		$9.48		$9.62		$10.00
Income from Investment Operations:
Net investment income (b)	0.13		0.24		0.26		0.26		0.24		0.23
Net realized and unrealized gain (loss) on investments and futures contracts	0.58		(0.15)		(0.14)		0.14		(0.08)		(0.27)
Total from investment operations	0.71		0.09		0.12		0.40		0.16		(0.04)
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.24)		(0.25)		(0.26)		(0.25)		(0.23)
From net realized gains	(0.01)		—		—		—		(0.05)		(0.11)
Total distributions to shareholders	(0.13)		(0.24)		(0.25)		(0.26)		(0.30)		(0.34)
Net Asset Value, End of Period	$9.92		$9.34		$9.49		$9.62		$9.48		$9.62
Total return (c)(d)	7.69	%(e)	1.00%		1.32%		4.22%		1.61%		(0.41)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Interest expense	—		—		—	%(h)	—		—	%(h)	—	%(h)
Net expenses	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Waiver/Reimbursement	0.13	%(g)	0.13%		0.16%		0.20%		0.18%		0.28%
Net investment income	2.63	%(f)(g)	2.58	%(f)	2.69	%(f)	2.67	%(f)	2.55	%(f)	2.33%
Portfolio turnover rate	15	%(e)	19%		5%		13%		35%		26%
Net assets, end of period (000s)	$234		$348		$475		$874		$1,258		$1,163

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:
	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$9.35		$9.50		$9.63		$9.49		$9.63		$10.01
Income from Investment Operations:
Net investment income (b)	0.12		0.24		0.26		0.26		0.25		0.23
Net realized and unrealized gain (loss) on investments and futures contracts	0.59		(0.15)		(0.14)		0.14		(0.09)		(0.27)
Total from investment operations	0.71		0.09		0.12		0.40		0.16		(0.04)
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.24)		(0.25)		(0.26)		(0.25)		(0.23)
From net realized gains	(0.01)		—		—		—		(0.05)		(0.11)
Total distributions to shareholders	(0.13)		(0.24)		(0.25)		(0.26)		(0.30)		(0.34)
Net Asset Value, End of Period	$9.93		$9.35		$9.50		$9.63		$9.49		$9.63
Total return (c)(d)	7.68	%(e)	1.00%		1.31%		4.22%		1.61%		(0.40)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Interest expense	—		—		—	%(h)	—		—	%(h)	—	%(h)
Net expenses	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Waiver/Reimbursement	0.13	%(g)	0.13%		0.16%		0.20%		0.18%		0.28%
Net investment income	2.60	%(f)(g)	2.58	%(f)	2.67	%(f)	2.67	%(f)	2.55	%(f)	2.33%
Portfolio turnover rate	15	%(e)	19%		5%		13%		35%		26%
Net assets, end of period (000s)	$1,779		$1,061		$1,263		$1,274		$1,339		$2,797

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$9.33		$9.48		$9.61		$9.47		$9.61		$9.99
Income from Investment Operations:
Net investment income (b)	0.17		0.34		0.35		0.35		0.34		0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.59		(0.15)		(0.13)		0.14		(0.09)		(0.27)
Total from investment operations	0.76		0.19		0.22		0.49		0.25		0.06
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.34)		(0.35)		(0.35)		(0.34)		(0.33)
From net realized gains	(0.01)		—		—		—		(0.05)		(0.11)
Total distributions to shareholders	(0.18)		(0.34)		(0.35)		(0.35)		(0.39)		(0.44)
Net Asset Value, End of Period	$9.91		$9.33		$9.48		$9.61		$9.47		$9.61
Total return (c)(d)	8.23	%(e)	2.02%		2.33%		5.27%		2.63%		0.59%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.52	%(f)(g)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50%
Interest expense	—		—		—	%(h)	—		—	%(h)	—	%(h)
Net expenses	0.52	%(f)(g)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50%
Waiver/Reimbursement	0.13	%(g)	0.13%		0.16%		0.20%		0.18%		0.28%
Net investment income	3.61	%(f)(g)	3.58	%(f)	3.66	%(f)	3.67	%(f)	3.55	%(f)	3.32%
Portfolio turnover rate	15	%(e)	19%		5%		13%		35%		26%
Net assets, end of period (000s)	$207,094		$187,844		$203,426		$132,921		$122,286		$116,533

(a)  On August 22, 2005 the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.18		$10.35		$10.54		$10.51		$10.66		$10.98
Income from Investment Operations:
Net investment income (b)	0.17		0.37		0.40		0.40		0.40		0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.62		(0.17)		(0.19)		0.03		(0.15)		(0.32)
Total from investment operations	0.79		0.20		0.21		0.43		0.25		0.09
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.37)		(0.40)		(0.40)		(0.40)		(0.41)
Net Asset Value, End of Period	$10.80		$10.18		$10.35		$10.54		$10.51		$10.66
Total return (c)(d)	7.85	%(e)	2.04%		2.00%		4.20%		2.38%		0.80%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.77	%(f)(g)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75%
Interest expense	—		—		—	%(h)	—		—	%(h)	—	%(h)
Net expenses	0.77	%(f)(g)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75%
Waiver/Reimbursement	0.19	%(g)	0.17%		0.20%		0.21%		0.19%		0.25%
Net investment income	3.28	%(f)(g)	3.67	%(f)	3.80	%(f)	3.84	%(f)	3.79	%(f)	3.76%
Portfolio turnover rate	7	%(e)	22%		28%		26%		12%		8%
Net assets, end of period (000s)	$18,203		$14,801		$13,742		$15,574		$17,913		$21,415

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.19		$10.35		$10.55		$10.52		$10.67		$10.99
Income from Investment Operations:
Net investment income (b)	0.13		0.30		0.32		0.33		0.32		0.32
Net realized and unrealized gain (loss) on investments and futures contracts	0.62		(0.16)		(0.20)		0.03		(0.15)		(0.32)
Total from investment operations	0.75		0.14		0.12		0.36		0.17		—
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.30)		(0.32)		(0.33)		(0.32)		(0.32)
Net Asset Value, End of Period	$10.81		$10.19		$10.35		$10.55		$10.52		$10.67
Total return (c)(d)	7.44	%(e)	1.38%		1.15%		3.43%		1.62%		0.05%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Interest expense	—		—		—	%(h)	—		—	%(h)	—	%(h)
Net expenses	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Waiver/Reimbursement	0.19	%(g)	0.17%		0.20%		0.21%		0.19%		0.25%
Net investment income	2.55	%(f)(g)	2.92	%(f)	3.05	%(f)	3.09	%(f)	3.04	%(f)	3.01%
Portfolio turnover rate	7	%(e)	22%		28%		26%		12%		8%
Net assets, end of period (000s)	$1,228		$1,266		$1,364		$1,960		$2,581		$6,662

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.18		$10.35		$10.55		$10.51		$10.66		$10.98
Income from Investment Operations:
Net investment income (b)	0.13		0.30		0.32		0.33		0.32		0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.63		(0.17)		(0.20)		0.04		(0.15)		(0.33)
Total from investment operations	0.76		0.13		0.12		0.37		0.17		—
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.30)		(0.32)		(0.33)		(0.32)		(0.32)
Net Asset Value, End of Period	$10.81		$10.18		$10.35		$10.55		$10.51		$10.66
Total return (c)(d)	7.54	%(e)	1.28%		1.14%		3.52%		1.62%		0.05%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Interest expense	—		—		—	%(h)	—		—	%(h)	—	%(h)
Net expenses	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Waiver/Reimbursement	0.19	%(g)	0.17%		0.20%		0.21%		0.19%		0.25%
Net investment income	2.50	%(f)(g)	2.92	%(f)	3.05	%(f)	3.09	%(f)	3.04	%(f)	3.01%
Portfolio turnover rate	7	%(e)	22%		28%		26%		12%		8%
Net assets, end of period (000s)	$3,021		$2,100		$1,830		$1,877		$2,189		$3,254

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.18		$10.35		$10.54		$10.51		$10.66		$10.98
Income from Investment Operations:
Net investment income (b)	0.18		0.40		0.42		0.43		0.43		0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.62		(0.17)		(0.19)		0.03		(0.15)		(0.32)
Total from investment operations	0.80		0.23		0.23		0.46		0.28		0.11
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.40)		(0.42)		(0.43)		(0.43)		(0.43)
Net Asset Value, End of Period	$10.80		$10.18		$10.35		$10.54		$10.51		$10.66
Total return (c)(d)	7.98	%(e)	2.30%		2.26%		4.46%		2.63%		1.05%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.52	%(f)(g)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50%
Interest expense	—		—		—	%(h)	—		—	%(h)	—	%(h)
Net expenses	0.52	%(f)(g)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50%
Waiver/Reimbursement	0.19	%(g)	0.17%		0.20%		0.21%		0.19%		0.25%
Net investment income	3.54	%(f)(g)	3.92	%(f)	4.05	%(f)	4.09	%(f)	4.04	%(f)	4.01%
Portfolio turnover rate	7	%(e)	22%		28%		26%		12%		8%
Net assets, end of period (000s)	$113,259		$110,408		$106,927		$100,541		$102,259		$114,652

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.08		$10.44		$10.63		$10.57		$10.78		$11.22
Income from Investment Operations:
Net investment income (b)	0.18		0.38		0.39		0.40		0.39		0.39
Net realized and unrealized gain (loss) on investments and futures contracts	0.64		(0.36)		(0.19)		0.06		(0.22)		(0.44)
Total from investment operations	0.82		0.02		0.20		0.46		0.17		(0.05)
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.38)		(0.39)		(0.40)		(0.38)		(0.39)
Net Asset Value, End of Period	$10.72		$10.08		$10.44		$10.63		$10.57		$10.78
Total return (c)(d)	8.16	%(e)	0.26%		1.96%		4.46%		1.59%		(0.43)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.77	%(f)(g)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75%
Interest expense	—		—		—		—	%(h)	—	%(h)	—	%(h)
Net expenses	0.77	%(f)(g)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75%
Waiver/Reimbursement	0.17	%(g)	0.15%		0.16%		0.17%		0.16%		0.23%
Net investment income	3.38	%(f)(g)	3.76	%(f)	3.74	%(f)	3.81	%(f)	3.59	%(f)	3.54%
Portfolio turnover rate	16	%(e)	11%		8%		20%		24%		2%
Net assets, end of period (000s)	$26,525		$23,530		$24,405		$24,730		$28,877		$30,400

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.09		$10.45		$10.64		$10.57		$10.78		$11.23
Income from Investment Operations:
Net investment income (b)	0.14		0.31		0.32		0.33		0.30		0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.64		(0.36)		(0.19)		0.06		(0.21)		(0.45)
Total from investment operations	0.78		(0.05)		0.13		0.39		0.09		(0.14)
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.31)		(0.32)		(0.32)		(0.30)		(0.31)
Net Asset Value, End of Period	$10.73		$10.09		$10.45		$10.64		$10.57		$10.78
Total return (c)(d)	7.75	%(e)	(0.48)%		1.20%		3.78%		0.83%		(1.26)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Interest expense	—		—		—		—	%(h)	—	%(h)	—	%(h)
Net expenses	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Waiver/Reimbursement	0.17	%(g)	0.15%		0.16%		0.17%		0.16%		0.23%
Net investment income	2.66	%(f)(g)	3.01	%(f)	3.00	%(f)	3.07	%(f)	2.84	%(f)	2.79%
Portfolio turnover rate	16	%(e)	11%		8%		20%		24%		2%
Net assets, end of period (000s)	$1,541		$2,220		$2,689		$4,159		$7,825		$13,119

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.08		$10.44		$10.63		$10.57		$10.78		$11.23
Income from Investment Operations:
Net investment income (b)	0.14		0.31		0.32		0.32		0.30		0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.64		(0.36)		(0.19)		0.06		(0.21)		(0.45)
Total from investment operations	0.78		(0.05)		0.13		0.38		0.09		(0.14)
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.31)		(0.32)		(0.32)		(0.30)		(0.31)
Net Asset Value, End of Period	$10.72		$10.08		$10.44		$10.63		$10.57		$10.78
Total return (c)(d)	7.76	%(e)	(0.49)%		1.20%		3.68%		0.83%		(1.26)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Interest expense	—		—		—		—	%(h)	—	%(h)	—	%(h)
Net expenses	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Waiver/Reimbursement	0.17	%(g)	0.15%		0.16%		0.17%		0.16%		0.23%
Net investment income	2.62	%(f)(g)	3.02	%(f)	2.99	%(f)	3.06	%(f)	2.84	%(f)	2.79%
Portfolio turnover rate	16	%(e)	11%		8%		20%		24%		2%
Net assets, end of period (000s)	$2,841		$2,143		$1,597		$1,767		$1,979		$2,628

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.09		$10.44		$10.63		$10.57		$10.78		$11.23
Income from Investment Operations:
Net investment income (b)	0.19		0.41		0.42		0.43		0.41		0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.64		(0.35)		(0.19)		0.06		(0.21)		(0.44)
Total from investment operations	0.83		0.06		0.23		0.49		0.20		(0.03)
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.41)		(0.42)		(0.43)		(0.41)		(0.42)
Net Asset Value, End of Period	$10.73		$10.09		$10.44		$10.63		$10.57		$10.78
Total return (c)(d)	8.29	%(e)	0.61%		2.21%		4.72%		1.84%		(0.27)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.52	%(f)(g)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50%
Interest expense	—		—		—		—	%(h)	—	%(h)	—	%(h)
Net expenses	0.52	%(f)(g)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50%
Waiver/Reimbursement	0.17	%(g)	0.15%		0.16%		0.17%		0.16%		0.23%
Net investment income	3.64	%(f)(g)	4.01	%(f)	3.99	%(f)	4.06	%(f)	3.84	%(f)	3.79%
Portfolio turnover rate	16	%(e)	11%		8%		20%		24%		2%
Net assets, end of period (000s)	$136,012		$126,661		$135,506		$141,094		$148,553		$153,653

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$9.79		$10.08		$10.38		$10.40		$10.56		$10.87
Income from Investment Operations:
Net investment income (b)	0.17		0.37		0.39		0.40		0.41		0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.60		(0.29)		(0.30)		0.03		(0.16)		(0.31)
Total from investment operations	0.77		0.08		0.09		0.43		0.25		0.10
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.37)		(0.39)		(0.39)		(0.41)		(0.41)
From net realized gains	—		—		—	(c)	(0.06)		—		—
Total distributions to shareholders	(0.17)		(0.37)		(0.39)		(0.45)		(0.41)		(0.41)
Net Asset Value, End of Period	$10.39		$9.79		$10.08		$10.38		$10.40		$10.56
Total return (d)(e)	7.95	%(f)	0.87%		0.84%		4.23%		2.37%		0.93%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.77	%(g)(h)	0.75	%(g)	0.75	%(g)	0.75	%(g)	0.75	%(g)	0.75%
Interest expense	—		—		—		—		—		—	%(i)
Net expenses	0.77	%(g)(h)	0.75	%(g)	0.75	%(g)	0.75	%(g)	0.75	%(g)	0.75%
Waiver/Reimbursement	0.14	%(h)	0.14%		0.16%		0.18%		0.17%		0.23%
Net investment income	3.41	%(g)(h)	3.79	%(g)	3.73	%(g)	3.80	%(g)	3.89	%(g)	3.83%
Portfolio turnover rate	8	%(f)	20%		25%		17%		16%		6%
Net assets, end of period (000s)	$28,066		$23,236		$22,399		$18,705		$19,155		$19,082

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$9.79		$10.08		$10.38		$10.39		$10.56		$10.87
Income from Investment Operations:
Net investment income (b)	0.13		0.30		0.31		0.32		0.33		0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.60		(0.29)		(0.30)		0.04		(0.17)		(0.31)
Total from investment operations	0.73		0.01		0.01		0.36		0.16		0.02
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.30)		(0.31)		(0.31)		(0.33)		(0.33)
From net realized gains	—		—		—	(c)	(0.06)		—		—
Total distributions to shareholders	(0.13)		(0.30)		(0.31)		(0.37)		(0.33)		(0.33)
Net Asset Value, End of Period	$10.39		$9.79		$10.08		$10.38		$10.39		$10.56
Total return (d)(e)	7.55	%(f)	0.13%		0.09%		3.55%		1.51%		0.18%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.52	%(g)(h)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%
Interest expense	—		—		—		—		—		—	%(i)
Net expenses	1.52	%(g)(h)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%
Waiver/Reimbursement	0.14	%(h)	0.14%		0.16%		0.18%		0.17%		0.23%
Net investment income	2.68	%(g)(h)	3.04	%(g)	2.99	%(g)	3.05	%(g)	3.14	%(g)	3.08%
Portfolio turnover rate	8	%(f)	20%		25%		17%		16%		6%
Net assets, end of period (000s)	$1,653		$1,920		$2,668		$3,776		$4,478		$13,403

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$9.79		$10.08		$10.38		$10.40		$10.56		$10.87
Income from Investment Operations:
Net investment income (b)	0.13		0.30		0.31		0.32		0.33		0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.60		(0.29)		(0.30)		0.03		(0.16)		(0.31)
Total from investment operations	0.73		0.01		0.01		0.35		0.17		0.02
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.30)		(0.31)		(0.31)		(0.33)		(0.33)
From net realized gains	—		—		—	(c)	(0.06)		—		—
Total distributions to shareholders	(0.13)		(0.30)		(0.31)		(0.37)		(0.33)		(0.33)
Net Asset Value, End of Period	$10.39		$9.79		$10.08		$10.38		$10.40		$10.56
Total return (d)(e)	7.55	%(f)	0.12%		0.09%		3.45%		1.60%		0.17%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.52	%(g)(h)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%
Interest expense	—		—		—		—		—		—	%(i)
Net expenses	1.52	%(g)(h)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%
Waiver/Reimbursement	0.14	%(h)	0.14%		0.16%		0.18%		0.17%		0.23%
Net investment income	2.66	%(g)(h)	3.04	%(g)	2.99	%(g)	3.05	%(g)	3.14	%(g)	3.08%
Portfolio turnover rate	8	%(f)	20%		25%		17%		16%		6%
Net assets, end of period (000s)	$4,106		$3,672		$3,108		$3,760		$4,650		$4,037

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$9.79		$10.07		$10.38		$10.39		$10.56		$10.87
Income from Investment Operations:
Net investment income (b)	0.18		0.40		0.41		0.42		0.43		0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.60		(0.28)		(0.31)		0.05		(0.16)		(0.30)
Total from investment operations	0.78		0.12		0.10		0.47		0.27		0.13
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.40)		(0.41)		(0.42)		(0.44)		(0.44)
From net realized gains	—		—		—	(c)	(0.06)		—		—
Total distributions to shareholders	(0.18)		(0.40)		(0.41)		(0.48)		(0.44)		(0.44)
Net Asset Value, End of Period	$10.39		$9.79		$10.07		$10.38		$10.39		$10.56
Total return (d)(e)	8.09	%(f)	1.22%		0.99%		4.59%		2.53%		1.19%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.52	%(g)(h)	0.50	%(g)	0.50	%(g)	0.50	%(g)	0.50	%(g)	0.50%
Interest expense	—		—		—		—		—		—	%(i)
Net expenses	0.52	%(g)(h)	0.50	%(g)	0.50	%(g)	0.50	%(g)	0.50	%(g)	0.50%
Waiver/Reimbursement	0.14	%(h)	0.14%		0.16%		0.18%		0.17%		0.23%
Net investment income	3.67	%(g)(h)	4.03	%(g)	3.99	%(g)	4.05	%(g)	4.14	%(g)	4.08%
Portfolio turnover rate	8	%(f)	20%		25%		17%		16%		6%
Net assets, end of period (000s)	$169,196		$163,885		$154,515		$155,432		$138,854		$150,588

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$9.84		$10.01		$10.27		$10.25		$10.46		$10.79
Income from Investment Operations:
Net investment income (b)	0.17		0.37		0.39		0.39		0.43		0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.50		(0.17)		(0.25)		0.06		(0.17)		(0.29)
Total from investment operations	0.67		0.20		0.14		0.45		0.26		0.12
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.37)		(0.38)		(0.38)		(0.40)		(0.41)
From net realized gains	—		—		(0.02)		(0.05)		(0.07)		(0.04)
Total distributions to shareholders	(0.17)		(0.37)		(0.40)		(0.43)		(0.47)		(0.45)
Net Asset Value, End of Period	$10.34		$9.84		$10.01		$10.27		$10.25		$10.46
Total return (c)(d)	6.88	%(e)	2.09%		1.39%		4.50%		2.46%		1.11%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.77	%(f)(g)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75%
Interest expense	—		—		—		—	%(h)	—	%(h)	—	%(h)
Net expenses	0.77	%(f)(g)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75	%(f)	0.75%
Waiver/Reimbursement	0.13	%(g)	0.13%		0.15%		0.17%		0.14%		0.21%
Net investment income	3.39	%(f)(g)	3.76	%(f)	3.78	%(f)	3.77	%(f)	3.78	%(f)	3.80%
Portfolio turnover rate	7	%(e)	21%		13%		15%		11%		9%
Net assets, end of period (000s)	$24,210		$23,865		$16,007		$17,443		$18,855		$23,303

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$9.85		$10.01		$10.27		$10.25		$10.46		$10.79
Income from Investment Operations:
Net investment income (b)	0.13		0.30		0.31		0.31		0.34		0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.50		(0.16)		(0.24)		0.07		(0.16)		(0.29)
Total from investment operations	0.63		0.14		0.07		0.38		0.18		0.04
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.30)		(0.31)		(0.31)		(0.32)		(0.33)
From net realized gains	—		—		(0.02)		(0.05)		(0.07)		(0.04)
Total distributions to shareholders	(0.13)		(0.30)		(0.33)		(0.36)		(0.39)		(0.37)
Net Asset Value, End of Period	$10.35		$9.85		$10.01		$10.27		$10.25		$10.46
Total return (c)(d)	6.48	%(e)	1.43%		0.64%		3.72%		1.70%		0.35%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Interest expense	—		—		—		—	%(h)	—	%(h)	—	%(h)
Net expenses	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Waiver/Reimbursement	0.13	%(g)	0.13%		0.15%		0.17%		0.14%		0.22%
Net investment income	2.65	%(f)(g)	3.03	%(f)	3.03	%(f)	3.02	%(f)	3.03	%(f)	3.06%
Portfolio turnover rate	7	%(e)	21%		13%		15%		11%		9%
Net assets, end of period (000s)	$1,812		$1,978		$2,268		$2,866		$4,135		$8,170

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$9.85		$10.01		$10.28		$10.26		$10.47		$10.80
Income from Investment Operations:
Net investment income (b)	0.13		0.30		0.31		0.31		0.34		0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.50		(0.16)		(0.26)		0.07		(0.16)		(0.29)
Total from investment operations	0.63		0.14		0.05		0.38		0.18		0.04
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.30)		(0.30)		(0.31)		(0.32)		(0.33)
From net realized gains	—		—		(0.02)		(0.05)		(0.07)		(0.04)
Total distributions to shareholders	(0.13)		(0.30)		(0.32)		(0.36)		(0.39)		(0.37)
Net Asset Value, End of Period	$10.35		$9.85		$10.01		$10.28		$10.26		$10.47
Total return (c)(d)	6.47	%(e)	1.43%		0.54%		3.72%		1.70%		0.36%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Interest expense	—		—		—		—	%(h)	—	%(h)	—	%(h)
Net expenses	1.52	%(f)(g)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Waiver/Reimbursement	0.13	%(g)	0.13%		0.15%		0.17%		0.14%		0.22%
Net investment income	2.64	%(f)(g)	3.02	%(f)	3.03	%(f)	3.02	%(f)	3.03	%(f)	3.06%
Portfolio turnover rate	7	%(e)	21%		13%		15%		11%		9%
Net assets, end of period (000s)	$8,110		$6,146		$5,697		$6,324		$7,060		$7,944

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$9.84		$10.01		$10.27		$10.25		$10.46		$10.79
Income from Investment Operations:
Net investment income (b)	0.18		0.40		0.41		0.41		0.46		0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.51		(0.17)		(0.24)		0.07		(0.18)		(0.29)
Total from investment operations	0.69		0.23		0.17		0.48		0.28		0.14
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.40)		(0.41)		(0.41)		(0.42)		(0.43)
From net realized gains	—		—		(0.02)		(0.05)		(0.07)		(0.04)
Total distributions to shareholders	(0.18)		(0.40)		(0.43)		(0.46)		(0.49)		(0.47)
Net Asset Value, End of Period	$10.35		$9.84		$10.01		$10.27		$10.25		$10.46
Total return (c)(d)	7.12	%(e)	2.34%		1.65%		4.76%		2.71%		1.36%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.52	%(f)(g)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50%
Interest expense	—		—		—		—	%(h)	—	%(h)	—	%(h)
Net expenses	0.52	%(f)(g)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50	%(f)	0.50%
Waiver/Reimbursement	0.13	%(g)	0.13%		0.15%		0.17%		0.14%		0.22%
Net investment income	3.65	%(f)(g)	4.03	%(f)	4.03	%(f)	4.01	%(f)	4.03	%(f)	4.05%
Portfolio turnover rate	7	%(e)	21%		13%		15%		11%		9%
Net assets, end of period (000s)	$177,326		$172,604		$170,987		$157,399		$160,021		$178,468

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.57		$10.65		$10.73		$10.67		$10.86		$11.21
Income from Investment Operations:
Net investment income (b)	0.18		0.37		0.38		0.38		0.38		0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.58		(0.08)		(0.08)		0.11		(0.18)		(0.33)
Total from investment operations	0.76		0.29		0.30		0.49		0.20		0.07
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.37)		(0.38)		(0.38)		(0.38)		(0.40)
From net realized gains	—		—		—	(c)	(0.05)		(0.01)		(0.02)
Total distributions to shareholders	(0.18)		(0.37)		(0.38)		(0.43)		(0.39)		(0.42)
Net Asset Value, End of Period	$11.15		$10.57		$10.65		$10.73		$10.67		$10.86
Total return (d)(e)	7.22	%(f)	2.83%		2.85%		4.64%		1.88%		0.69%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.77	%(g)(h)	0.75	%(g)	0.75	%(g)	0.75	%(g)	0.75	%(g)	0.75%
Interest expense	—		—		—		—	%(i)	—	%(i)	—	%(i)
Net expenses	0.77	%(g)(h)	0.75	%(g)	0.75	%(g)	0.75	%(g)	0.75	%(g)	0.75%
Waiver/Reimbursement	0.10	%(h)	0.11%		0.12%		0.13%		0.12%		0.19%
Net investment income	3.26	%(g)(h)	3.54	%(g)	3.51	%(g)	3.55	%(g)	3.54	%(g)	3.70%
Portfolio turnover rate	9	%(f)	12%		12%		22%		30%		14%
Net assets, end of period (000s)	$52,114		$47,970		$48,158		$48,924		$53,054		$48,476

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.57		$10.65		$10.73		$10.67		$10.86		$11.22
Income from Investment Operations:
Net investment income (b)	0.14		0.29		0.30		0.30		0.30		0.32
Net realized and unrealized gain (loss) on investments and futures contracts	0.58		(0.08)		(0.08)		0.11		(0.18)		(0.34)
Total from investment operations	0.72		0.21		0.22		0.41		0.12		(0.02)
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.29)		(0.30)		(0.30)		(0.30)		(0.32)
From net realized gains	—		—		—	(c)	(0.05)		(0.01)		(0.02)
Total distributions to shareholders	(0.14)		(0.29)		(0.30)		(0.35)		(0.31)		(0.34)
Net Asset Value, End of Period	$11.15		$10.57		$10.65		$10.73		$10.67		$10.86
Total return (d)(e)	6.82	%(f)	2.07%		2.08%		3.86%		1.12%		(0.15)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.52	%(g)(h)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%
Interest expense	—		—		—		—	%(i)	—	%(i)	—	%(i)
Net expenses	1.52	%(g)(h)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%
Waiver/Reimbursement	0.10	%(h)	0.11%		0.12%		0.13%		0.12%		0.19%
Net investment income	2.52	%(g)(h)	2.80	%(g)	2.77	%(g)	2.80	%(g)	2.79	%(g)	2.95%
Portfolio turnover rate	9	%(f)	12%		12%		22%		30%		14%
Net assets, end of period (000s)	$2,009		$2,220		$2,434		$3,119		$4,360		$13,563

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.57		$10.65		$10.73		$10.67		$10.86		$11.21
Income from Investment Operations:
Net investment income (b)	0.14		0.29		0.30		0.30		0.30		0.32
Net realized and unrealized gain (loss) on investments and futures contracts	0.57		(0.08)		(0.08)		0.11		(0.18)		(0.33)
Total from investment operations	0.71		0.21		0.22		0.41		0.12		(0.01)
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.29)		(0.30)		(0.30)		(0.30)		(0.32)
From net realized gains	—		—		—	(c)	(0.05)		(0.01)		(0.02)
Total distributions to shareholders	(0.14)		(0.29)		(0.30)		(0.35)		(0.31)		(0.34)
Net Asset Value, End of Period	$11.14		$10.57		$10.65		$10.73		$10.67		$10.86
Total return (d)(e)	6.72	%(f)	2.07%		2.08%		3.86%		1.12%		(0.06)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.52	%(g)(h)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%
Interest expense	—		—		—		—	%(i)	—	%(i)	—	%(i)
Net expenses	1.52	%(g)(h)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50	%(g)	1.50%
Waiver/Reimbursement	0.10	%(h)	0.11%		0.12%		0.13%		0.12%		0.19%
Net investment income	2.51	%(g)(h)	2.79	%(g)	2.77	%(g)	2.80	%(g)	2.79	%(g)	2.95%
Portfolio turnover rate	9	%(f)	12%		12%		22%		30%		14%
Net assets, end of period (000s)	$2,197		$1,898		$967		$1,340		$1,450		$1,860

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007		2006 (a)		2005
Net Asset Value, Beginning of Period	$10.57		$10.65		$10.73		$10.67		$10.86		$11.21
Income from Investment Operations:
Net investment income (b)	0.19		0.40		0.40		0.41		0.44		0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.57		(0.08)		(0.07)		0.10		(0.21)		(0.33)
Total from investment operations	0.76		0.32		0.33		0.51		0.23		0.10
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.40)		(0.41)		(0.40)		(0.41)		(0.43)
From net realized gains	—		—		—	(c)	(0.05)		(0.01)		(0.02)
Total distributions to shareholders	(0.19)		(0.40)		(0.41)		(0.45)		(0.42)		(0.45)
Net Asset Value, End of Period	$11.14		$10.57		$10.65		$10.73		$10.67		$10.86
Total return (d)(e)	7.26	%(f)	3.09%		3.10%		4.90%		2.13%		0.94%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.52	%(g)(h)	0.50	%(g)	0.50	%(g)	0.50	%(g)	0.50	%(g)	0.50%
Interest expense	—		—		—		—	%(i)	—	%(i)	—	%(i)
Net expenses	0.52	%(g)(h)	0.50	%(g)	0.50	%(g)	0.50	%(g)	0.50	%(g)	0.50%
Waiver/Reimbursement	0.10	%(h)	0.11%		0.12%		0.13%		0.12%		0.19%
Net investment income	3.51	%(g)(h)	3.80	%(g)	3.76	%(g)	3.80	%(g)	3.79	%(g)	3.94%
Portfolio turnover rate	9	%(f)	12%		12%		22%		30%		14%
Net assets, end of period (000s)	$288,615		$267,576		$288,262		$273,728		$266,292		$282,024

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Municipal Bond Funds
September 30, 2009 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (each, a "Fund" and collectively, the "Funds"):

Columbia Short Term Municipal Bond Fund

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund is a non-diversified fund. Each of the remaining Funds operates as a diversified fund.

Investment Objectives

Columbia Short Term Municipal Bond Fund seeks current income exempt from federal income tax, consistent with minimal fluctuation of principal. Each of the Intermediate Municipal Bond Funds seeks current income exempt from federal income tax and the respective state individual income tax, consistent with moderate fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Funds no longer accept investments from new or existing investors in the Funds' Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 1.00% for Columbia Short Term Municipal Bond Fund and 3.25% for the Intermediate Municipal Bond Funds, based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares of the Intermediate Municipal Bond Funds are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares of the Intermediate Municipal Bond Funds will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through November 20, 2009, the date the financial statements were issued, and except as disclosed in Note 11, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Municipal Bond Funds, September 30, 2009 (Unaudited) (continued)

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Delayed Delivery Securities

Each Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. Each Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar

Municipal Bond Funds, September 30, 2009 (Unaudited) (continued)

year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2009 was as follows:

	Tax-Exempt Income	Ordinary Income*
Columbia Short Term Municipal Bond Fund	$23,172,325	$68,602
Columbia California Intermediate Municipal Bond Fund	7,949,291	20,957
Columbia Georgia Intermediate Municipal Bond Fund	4,874,897	44,517
Columbia Maryland Intermediate Municipal Bond Fund	6,225,289	67,236
Columbia North Carolina Intermediate Municipal Bond Fund	7,317,552	65,135
Columbia South Carolina Intermediate Municipal Bond Fund	7,942,017	304,440
Columbia Virginia Intermediate Municipal Bond Fund	12,368,344	12,599

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income.

Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Short Term Municipal Bond Fund	$36,547,642	$(206,590)	$36,341,052
Columbia California Intermediate Municipal Bond Fund	11,080,284	(1,210,379)	9,869,905
Columbia Georgia Intermediate Municipal Bond Fund	7,255,633	(456,563)	6,799,070
Columbia Maryland Intermediate Municipal Bond Fund	8,881,613	(1,338,114)	7,543,499
Columbia North Carolina Intermediate Municipal Bond Fund	10,689,161	(720,883)	9,968,278
Columbia South Carolina Intermediate Municipal Bond Fund	10,548,086	(414,297)	10,133,789
Columbia Virginia Intermediate Municipal Bond Fund	20,188,775	(2,111,457)	18,077,318

Municipal Bond Funds, September 30, 2009 (Unaudited) (continued)

The following capital loss carryforwards, determined as of March 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2011	2012	2013	2014	2015	2016	2017	Total
Columbia Short Term Municipal Bond Fund	$190,655	$397,238	$2,170,497	$3,786,208	$3,090,745	$1,181,270	$—	$10,816,613
Columbia Georgia Intermediate Municipal Bond Fund	728,393	—	—	—	—	—	—	728,393
Columbia Maryland Intermediate Municipal Bond Fund	421,787	—	828,332	901,428	271,577	—	511	2,423,635
Columbia North Carolina Intermediate Municipal Bond Fund	—	—	—	—	—	—	1,059,085	1,059,085
Columbia South Carolina Intermediate Municipal Bond Fund	—	—	—	—	—	317,772	952,549	1,270,321
Columbia Virginia Intermediate Municipal Bond Fund	—	—	—	—	—	—	72,197	72,197

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Funds.

Municipal Bond Funds, September 30, 2009 (Unaudited) (continued)

Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets at the following annual rates:

	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
All Funds (except Columbia Short Term Municipal Bond Fund)	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Columbia Short Term Municipal Bond Fund	0.30%	0.25%	0.25%	0.25%	0.25%	0.25%

For the six month period ended September 30, 2009, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund's average daily net assets, were as follows:

Annualized Effective Fee Rate
Columbia Short Term Municipal Bond Fund	0.26%
Columbia California Intermediate Municipal Bond Fund	0.40%
Columbia Georgia Intermediate Municipal Bond Fund	0.40%
Columbia Maryland Intermediate Municipal Bond Fund	0.40%
Columbia North Carolina Intermediate Municipal Bond Fund	0.40%
Columbia South Carolina Intermediate Municipal Bond Fund	0.40%
Columbia Virginia Intermediate Municipal Bond Fund	0.40%

BOA entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee from each Fund, computed daily and paid monthly, at the annual rate of 0.15% of each Fund's average daily net assets less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year (exclusive of Out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services

Municipal Bond Funds, September 30, 2009 (Unaudited) (continued)

provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended September 30, 2009, no minimum account balance fees were charged by the Funds.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds' shares. For the six month period ended September 30, 2009, the Distributor has retained net underwriting discounts on the sale of Class A shares and received net CDSC fees on Class A, Class B and Class C share redemptions as follows:

	Front End Sales Charge	CDSC
	Class A	Class A	Class B	Class C
Columbia Short Term Municipal Bond Fund	$56,855	$89,422	$—	$4,836
Columbia California Intermediate Municipal Bond Fund	907	2,559	991	6
Columbia Georgia Intermediate Municipal Bond Fund	1,219	—	582	—
Columbia Maryland Intermediate Municipal Bond Fund	3,244	—	379	—
Columbia North Carolina Intermediate Municipal Bond Fund	878	10,223	613	409
Columbia South Carolina Intermediate Municipal Bond Fund	—	24,394	—	114
Columbia Virginia Intermediate Municipal Bond Fund	1,708	—	198	970

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for the Class A shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

Municipal Bond Funds, September 30, 2009 (Unaudited) (continued)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Fee Waivers and Expense Reimbursements

Effective August 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Funds' expenses so that ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds' custodian, do not exceed the following annual rates, based on each Fund's average daily net assets:

Annual Rate
Columbia Short Term Municipal Bond Fund	0.50%
Columbia California Intermediate Municipal Bond Fund	0.55%
Columbia Georgia Intermediate Municipal Bond Fund	0.55%
Columbia Maryland Intermediate Municipal Bond Fund	0.55%
Columbia North Carolina Intermediate Municipal Bond Fund	0.55%
Columbia South Carolina Intermediate Municipal Bond Fund	0.55%
Columbia Virginia Intermediate Municipal Bond Fund	0.55%

Columbia, in its discretion, may revise or discontinue these arrangements at any time. Prior to August 1, 2009, Columbia contractually agreed to bear a portion of the Funds' expenses so that ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds' custodian, did not exceed the following annual rates, based on each Fund's average daily net assets:

Annual Rate
Columbia Short Term Municipal Bond Fund	0.40%
Columbia California Intermediate Municipal Bond Fund	0.50%
Columbia Georgia Intermediate Municipal Bond Fund	0.50%
Columbia Maryland Intermediate Municipal Bond Fund	0.50%
Columbia North Carolina Intermediate Municipal Bond Fund	0.50%
Columbia South Carolina Intermediate Municipal Bond Fund	0.50%
Columbia Virginia Intermediate Municipal Bond Fund	0.50%

Columbia is entitled to recover from the Funds any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under this arrangement if such recovery does not cause the Funds' expenses to exceed the expense limitations in effect at the time of recovery.

Municipal Bond Funds, September 30, 2009 (Unaudited) (continued)

At September 30, 2009, the amounts potentially recoverable pursuant to this arrangement are as follows:

	Amount of potential recovery expiring March 31,				Total potential	Amount recovered during the six month period ended
	2013	2012	2011	2010	recovery	9/30/09
Columbia Short Term Municipal Bond Fund	$223,599	$602,386	$470,889	$554,470	$1,851,344	$—
Columbia California Intermediate Municipal Bond Fund	140,671	299,298	245,824	269,630	955,423	—
Columbia Georgia Intermediate Municipal Bond Fund	123,915	212,433	246,888	251,480	834,716	—
Columbia Maryland Intermediate Municipal Bond Fund	134,398	239,429	267,402	292,639	933,868	—
Columbia North Carolina Intermediate Municipal Bond Fund	141,101	259,156	293,196	305,301	998,754	—
Columbia South Carolina Intermediate Municipal Bond Fund	139,924	267,234	273,304	316,287	996,749	—
Columbia Virginia Intermediate Municipal Bond Fund	174,612	367,033	386,045	429,520	1,357,210	—

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities

Other

Certain Funds have made investments of cash balances in Columbia Tax-Exempt Reserves and/or Columbia California Tax-Exempt Reserves, other portfolios of the Trust, pursuant to an exemptive order received from, and to a rule adopted by, the Securities and Exchange Commission. The income earned by each Fund from such investments is included as "Dividends from affiliates" on the Statements of Operations. As an investing fund, each fund indirectly bears its proportionate share of the expenses of the underlying Columbia Funds.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Municipal Bond Funds, September 30, 2009 (Unaudited) (continued)

For the six month period ended September 30, 2009, these custody credits reduced total expenses for the Funds as follows:

	Custody Credits
Columbia Short Term Municipal Bond Fund	$53
Columbia California Intermediate Municipal Bond Fund	—	*
Columbia Georgia Intermediate Municipal Bond Fund	1
Columbia Maryland Intermediate Municipal Bond Fund	—	*
Columbia North Carolina Intermediate Municipal Bond Fund	1
Columbia South Carolina Intermediate Municipal Bond Fund	—	*
Columbia Virginia Intermediate Municipal Bond Fund	3

*  Rounds to less than $1.00.

Note 6. Portfolio Information

For the six month period ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Funds were as follows:

	Purchases	Sales
Columbia Short Term Municipal Bond Fund	$1,398,760,818	$599,718,500
Columbia California Intermediate Municipal Bond Fund	32,983,818	32,051,895
Columbia Georgia Intermediate Municipal Bond Fund	10,714,979	8,808,065
Columbia Maryland Intermediate Municipal Bond Fund	24,907,330	23,065,534
Columbia North Carolina Intermediate Municipal Bond Fund	20,687,861	14,556,120
	Purchases	Sales
Columbia South Carolina Intermediate Municipal Bond Fund	$21,130,094	$12,777,375
Columbia Virginia Intermediate Municipal Bond Fund	26,885,845	28,988,076

Note 7. Regulatory Settlements

As of September 30, 2009, Columbia Short Term Municipal Bond Fund had received payments of $1,276 relating to certain regulatory settlements with third parties that the Fund had participated in during the period. The payments have been included in "Increase from regulatory settlements" on the Statements of Changes in Net Assets.

Note 8. Line of Credit

The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2009, Columbia Short Term Municipal Bond Fund borrowed under these arrangements. The average daily loan balance outstanding on days where borrowings existed was $24,500,000 at a weighted average interest rate of 0.74%, respectively.

Note 9. Shares of Beneficial Interest

As of September 30, 2009, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or

Municipal Bond Funds, September 30, 2009 (Unaudited) (continued)

joint investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Short Term Municipal Bond Fund	20.6
Columbia California Intermediate Municipal Bond Fund	83.9
Columbia Georgia Intermediate Municipal Bond Fund	80.2
Columbia Maryland Intermediate Municipal Bond Fund	77.5
Columbia North Carolina Intermediate Municipal Bond Fund	77.7
Columbia South Carolina Intermediate Municipal Bond Fund	77.3
Columbia Virginia Intermediate Municipal Bond Fund	80.5

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 10. Significant Risks and Contingencies

Concentration of Credit Risk

Each of the Funds hold investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At September 30, 2009, private insurers who insured greater than 5% of the total net assets of the Funds were as follows:

Columbia Short Term Municipal Bond Fund

Insurer	% of Total Net Assets
Financial Security Assurance, Inc.	9.1
Ambac Assurance Corp.	6.3
National Public Finance Guarantee Corp.	6.2

Columbia California Intermediate Municipal Bond Fund

Insurer	% of Total Net Assets
Ambac Assurance Corp.	14.7
Financial Security Assurance, Inc.	13.2
Financial Guaranty Insurance Co.	10.0
National Public Finance Guarantee Corp.	7.1

Columbia Georgia Intermediate Municipal Bond Fund

Insurer	% of Total Net Assets
Financial Security Assurance, Inc.	22.8
National Public Finance Guarantee Corp.	17.4
Ambac Assurance Corp.	8.6

Columbia Maryland Intermediate Municipal Bond Fund

Insurer	% of Total Net Assets
Financial Guaranty Insurance Co.	9.0
Financial Security Assurance, Inc.	7.0
Ambac Assurance Corp.	6.9

Columbia North Carolina Intermediate Municipal Bond Fund

Insurer	% of Total Net Assets
National Public Finance Guarantee Corp.	13.6
Financial Security Assurance, Inc.	9.0
Ambac Assurance Corp.	6.8
Financial Guaranty Insurance Co.	5.9

Columbia South Carolina Intermediate Municipal Bond Fund

Insurer	% of Total Net Assets
Financial Security Assurance, Inc.	25.9
Ambac Assurance Corp.	8.6
National Public Finance Guarantee Corp.	8.5
Assured Guaranty Corp.	6.4

Municipal Bond Funds, September 30, 2009 (Unaudited) (continued)

Columbia Virginia Intermediate Municipal Bond Fund

Insurer	% of Total Net Assets
National Public Finance Guarantee Corp.	15.6
Financial Security Assurance, Inc.	12.7

At October 13, 2009, National Public Finance Guarantee Corp., Financial Guaranty Insurance Co., Ambac Assurance Corp. and Financial Security Assurance, Inc. were rated by Standard & Poor's A, non rated, CC and AAA, respectively.

Sector Focus Risk

Certain Funds may focus their investments in certain sectors, subjecting them to greater risk than a fund that is less focused.

Geographic Concentration Risk

A Fund's municipal holdings may include obligations of issuers that rely in whole or in part for payment of interest and principal on state specific revenues, real property taxes, revenues from particular institutions, such as healthcare institutions, or obligations secured by mortgages on real property. Consequently, the impact of changes in state law or regulations or the economic conditions in a particular state should be considered. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry or region.

Non-Diversified Risk

Columbia Maryland Intermediate Municipal Bond Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Tax Development Risk

Each Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Municipal Bond Funds, September 30, 2009 (Unaudited) (continued)

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 11. Subsequent Events

On October 15, 2009, the committed line of credit discussed in Note 8 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Effective January 1, 2010, the annual rate the Transfer Agent receives for the services discussed in Note 4 will change to $22.36 per open account.

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Municipal Bond Funds listed on the front cover.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Management®

One Financial Center
Boston, MA 02111-2621

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Columbia Management®

Columbia Municipal Bond Funds

Semiannual Report, September 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/24565-0909 (11/09) 09/94813

Semiannual Report

September 30, 2009

Columbia Masters International Equity Portfolio

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your portfolio’s performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. In the third quarter, the S&P 500 Index1 was up 15.61%. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one’s assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you’ll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 4 of the Notes to Financial Statements for additional information.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

Past performance is no guarantee of future results.

Portfolio Profile – Columbia Masters International Equity Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+50.01% Class A shares (without sales charge)

+49.85% MSCI EAFE Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth.) Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the portfolio’s Class A shares returned 50.01% without sales charge. That was higher than the 49.85% return of the portfolio’s benchmark, the MSCI EAFE Index[1] , and higher than the 48.74% average return of its peer group, the Lipper International Multi-Cap Core Funds Classification[2]. The portfolio invests in shares of two Columbia Funds (the underlying funds), generally dividing its assets as follows: Columbia Multi-Advisor International Equity Fund — 80%; and Columbia Acorn International — 20%. In a period of strong positive returns, the returns of both underlying funds fell just short of the returns of their benchmarks.

■

Global stock markets rebounded during the six-month period as hopes surfaced that an economic recovery would be fueled by unprecedented fiscal and monetary stimulus in many of the world’s developed and emerging economies. Returns in most major foreign stock markets were positive. In this environment, Columbia Acorn International returned 59.01%. That was just short of the 61.90% return of its benchmark, the S&P Global ex-U.S. $500 Million – $5 Billion Cap Range Index[3]. The portfolio’s emphasis on small- and mid-cap international stocks aided the portfolio’s overall return as small- and mid-caps outperformed large-cap international stocks for the period. The 47.86% return of Columbia Multi-Advisor International Equity Fund was also slightly lower than the 49.85% return of its benchmark, the MSCI EAFE Index.

■

Columbia Management has engaged Marsico Capital Management, LLC to manage a portion of the Columbia Multi-Advisor International Equity Fund’s assets. As of July 8, 2009, Columbia manages the other portion of this underlying fund. The current target allocation of each advisor is 50/50. Performance over this six-month period does not reflect Columbia’s management for the period prior to July 8.

Portfolio Management

Anwiti Bahuguna, PhD, has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2002.

Colin Moore has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2002.

Kent M. Peterson, PhD has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 2006.

[1]

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the portfolio. Lipper makes no adjustment for the effect of sales loads.

[3]

S&P Global ex-U.S. Cap Range $500 Million-$5 Billion Cap Range Index is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the portfolio may not match those in an index.

1

Portfolio Profile (continued) – Columbia Masters International Equity Portfolio

Marie M. Schofield has co-managed the portfolio since February 2009 and has been associated with the advisor or its predecessors since 1990.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the portfolio may differ from that presented for other Columbia Funds.

Asset allocation cannot eliminate the risk of fluctuating prices and uncertain returns.

The portfolio is a “fund of funds.”

A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include, among others, stock market fluctuations due to business and economic developments.

Investments in small- and mid-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid.

Value stocks may be subject to specific business risks that have caused the stocks to be out of favor.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the portfolio invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

2

Performance Information – Columbia Masters International Equity Portfolio

Performance of a $10,000 investment 02/15/06 – 09/30/09 ($)

Sales charge	without	with
Class A	9,555	9,005
Class B	9,319	9,076
Class C	9,308	9,308
Class R	9,461	n/a
Class Z	9,638	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Masters International Equity Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		R	Z
Inception	02/15/06		02/15/06		02/15/06		02/15/06	02/15/06
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	50.01	41.50	49.40	44.40	49.50	48.50	49.56	49.99
1-year	1.30	–4.57	0.65	–4.35	0.65	–0.35	1.00	1.59
Life	–1.25	–2.85	–1.93	–2.64	–1.96	–1.96	–1.52	–1.01

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the portfolio’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.52
Class B	2.27
Class C	2.27
Class R	1.77
Class Z	1.27
Annual operating expense ratio after contractual waivers (%)*

Class A	1.26
Class B	2.01
Class C	2.01
Class R	1.51
Class Z	1.01
*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/10. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

As of 09/30/09 ($)
Class A	8.14
Class B	8.09
Class C	8.08
Class R	8.11
Class Z	8.16
Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.08
Class B	0.02
Class C	0.02
Class R	0.06
Class Z	0.10

3

Understanding Your Expenses – Columbia Masters International Equity Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the portfolio and when comparing the expenses of this portfolio with other funds.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,500.12	1,023.82	1.57	1.27	0.25
Class B	1,000.00	1,000.00	1,494.00	1,020.05	6.25	5.06	1.00
Class C	1,000.00	1,000.00	1,495.00	1,020.05	6.25	5.06	1.00
Class R	1,000.00	1,000.00	1,495.60	1,022.56	3.13	2.54	0.50
Class Z	1,000.00	1,000.00	1,499.92	1,025.07	—	—	—

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Columbia Masters International Equity Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

4

Investment Portfolio – Columbia Masters International Equity Portfolio

September 30, 2009 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 100.2%
Columbia Acorn International, Class Z	944,096	31,004,126
Columbia Multi-Advisor International Equity Fund, Class Z	10,737,190	124,551,409

Total Investment Companies (cost of $203,998,570)		155,555,535

Total Investments – 100.2% (cost of $203,998,570) (b)		155,555,535

Other Assets & Liabilities, Net – (0.2)%		(238,077)

Net Assets – 100.0%		155,317,458

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.

(b)	Cost for federal income tax purposes is $203,998,570.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of September 30, 2009.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Columbia Masters International Equity Portfolio

September 30, 2009 (Unaudited)

		($)
Assets	Affiliated investments, at identified cost	203,998,570

	Affiliated investments, at value	155,555,535
	Receivable for:
	Investments sold	45,727
	Portfolio shares sold	16,258
	Expense reimbursement due from investment advisor	45,545
	Prepaid expenses	522

	Total Assets	155,663,587

Liabilities	Payable for:
	Portfolio shares repurchased	201,642
	Pricing and bookkeeping fees	2,210
	Transfer agent fee	44,660
	Trustees’ fees	36,767
	Audit fee	12,930
	Custody fee	667
	Distribution and service fees	25,503
	Chief compliance officer expenses	185
	Other liabilities	21,565

	Total Liabilities	346,129

	Net Assets	155,317,458

Net Assets Consist of	Paid-in capital	249,369,462
	Undistributed net investment income	2,582,499
	Accumulated net realized loss	(48,191,468)
	Net unrealized depreciation on investments	(48,443,035)

	Net Assets	155,317,458

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – Columbia Masters International Equity Portfolio

September 30, 2009 (Unaudited)

Class A	Net assets	$60,421,111
	Shares outstanding	7,420,950
	Net asset value per share (a)	$8.14
	Maximum sales charge	5.75%
	Maximum offering price per share ($8.14/0.9425) (b)	$8.64

Class B
	Net assets	$4,289,382
	Shares outstanding	530,527
	Net asset value and offering price per share (a)	$8.09

Class C
	Net assets	$11,706,808
	Shares outstanding	1,449,184
	Net asset value and offering price per share (a)	$8.08

Class R
	Net assets	$26,939
	Shares outstanding	3,320
	Net asset value and offering price per share (c)	$8.11

Class Z
	Net assets	$78,873,218
	Shares outstanding	9,659,981
	Net asset value and offering price per share (c)	$8.16

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge and any applicable redemption fees.

(b)	On sales of $50,000 or more the offering price is reduced.

(c)	Redemption price per share is equal to net asset value less any applicable redemption fees.

See Accompanying Notes to Financial Statements.

7

Statement of Operations – Columbia Masters International Equity Portfolio

For the Six Months Ended September 30, 2009 (Unaudited)

		($)
Investment Income	Dividends from affiliates	2,826,427

	Total Investment Income	2,826,427

Expenses	Distribution fee:
	Class B	14,348
	Class C	40,772
	Class R	71
	Service fee:
	Class B	4,781
	Class C	13,570
	Distribution and service fees:
	Class A	68,451
	Pricing and bookkeeping fees	13,156
	Transfer agent fee	67,542
	Trustees’ fees	37,675
	Custody fee	2,522
	Registration fees	28,636
	Audit fee	12,937
	Legal fees	20,092
	Reports to shareholders	31,403
	Chief compliance officer expenses	331
	Other expenses	5,183

	Total Expenses	361,470

	Fees waived or expenses reimbursed by investment advisor	(219,475)
	Expense reductions	— (a)

	Net Expenses	141,995

	Net Investment Income	2,684,432

Net Realized and Unrealized Gain (Loss) on Investments	Net realized loss on affiliated investments	(12,089,472)
	Net change in unrealized appreciation (depreciation) on investments	64,310,265

	Net Gain	52,220,793

	Net Increase Resulting from Operations	54,905,225

(a)	Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – Columbia Masters International Equity Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations	Net investment income	2,684,432	1,080,438
	Net realized loss on investments and capital gains distributions received	(12,089,472)	(34,729,364)
	Net change in unrealized appreciation (depreciation) on investments	64,310,265	(91,142,049)

	Net increase (decrease) resulting from operations	54,905,225	(124,790,975)

Distributions to Shareholders	From net investment income:
	Class A	(616,319)	—
	Class B	(10,344)	—
	Class C	(29,457)	—
	Class R	(189)	—
	Class Z	(1,020,390)	—
	From net realized gains:
	Class A	—	(6,297,110)
	Class B	—	(384,037)
	Class C	—	(1,386,698)
	Class R	—	(2,274)
	Class Z	—	(5,017,621)

	Total distributions to shareholders	(1,676,699)	(13,087,740)

	Net Capital Stock Transactions	(12,884,153)	8,384,453
	Redemption fees	361	39,630

	Total increase (decrease) in net assets	40,344,734	(129,454,632)

Net Assets	Beginning of period	114,972,724	244,427,356
	End of period	155,317,458	114,972,724
	Undistributed net investment income at end of period	2,582,499	1,574,766

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – Columbia Masters International Equity Portfolio

	Capital Stock Activity
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	527,977	3,771,896	2,685,954	24,339,954
Distributions reinvested	84,635	579,748	563,267	5,750,958
Redemptions	(1,300,868)	(9,120,258)	(5,884,264)	(42,227,592)

Net decrease	(688,256)	(4,768,614)	(2,635,043)	(12,136,680)

Class B
Subscriptions	34,297	248,420	89,353	861,178
Distributions reinvested	1,353	9,215	31,797	322,424
Redemptions	(65,787)	(464,473)	(235,827)	(1,650,406)

Net decrease	(30,137)	(206,838)	(114,677)	(466,804)

Class C
Subscriptions	34,922	247,200	265,181	2,505,523
Distributions reinvested	2,902	19,760	78,976	800,030
Redemptions	(264,314)	(1,830,468)	(1,163,807)	(7,928,955)

Net decrease	(226,490)	(1,563,508)	(819,650)	(4,623,402)

Class R
Subscriptions	598	4,008	3,013	19,323
Distributions reinvested	28	189	223	2,274
Redemptions	(2,145)	(14,926)	(2,343)	(20,920)

Net increase (decrease)	(1,519)	(10,729)	893	677

Class Z
Subscriptions	1,088,248	7,880,120	7,293,400	58,505,335
Distributions reinvested	7,557	51,844	39,207	401,086
Redemptions	(1,994,828)	(14,266,428)	(4,800,394)	(33,295,759)

Net increase (decrease)	(899,023)	(6,334,464)	2,532,213	25,610,662

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class A Shares	2009		2009	2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$5.49		$11.14	$11.69	$10.26	$10.00

Income from Investment Operations:
Net investment income (b)	0.13		0.05	0.17	0.15	—	(c)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.60		(5.14)	0.11	1.63	0.26

Total from investment operations	2.73		(5.09)	0.28	1.78	0.26

Less Distributions to Shareholders:
From net investment income	(0.08)		—	(0.13)	(0.07)	—
From net realized gains	—		(0.56)	(0.70)	(0.28)	—

Total distributions to shareholders	(0.08)		(0.56)	(0.83)	(0.35)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(c)	—		—	—	—	—

Net Asset Value, End of Period	$8.14		$5.49	$11.14	$11.69	$10.26
Total return (d)(e)	50.01	%(f)	(48.03)%	1.76%	17.39%	2.60	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	0.25	%(i)	0.25%	0.25%	0.25%	0.25	%(i)
Waiver/Reimbursement	0.31	%(i)	0.26%	0.22%	0.59%	13.23	%(i)
Net investment income (loss) (g)	3.74	%(i)	0.56%	1.39%	1.31%	(0.25	)%(i)
Portfolio turnover rate	2	%(f)	20%	3%	1%	—
Net assets, end of period (000s)	$60,421		$44,548	$119,670	$75,289	$5,846

(a)	Class A shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Does not include expenses of the investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class B Shares	2009		2009	2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$5.43		$11.09	$11.66	$10.26	$10.00

Income from Investment Operations:
Net investment income (loss) (b)	0.10		(0.01)	0.07	0.10	(0.01)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.58		(5.09)	0.12	1.59	0.27

Total from investment operations	2.68		(5.10)	0.19	1.69	0.26

Less Distributions to Shareholders:
From net investment income	(0.02)		—	(0.06)	(0.01)	—
From net realized gains	—		(0.56)	(0.70)	(0.28)	—

Total distributions to shareholders	(0.02)		(0.56)	(0.76)	(0.29)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(c)	—		—	—	—	—

Net Asset Value, End of Period	$8.09		$5.43	$11.09	$11.66	$10.26
Total return (d)(e)	49.40	%(f)	(48.35)%	1.03%	16.50%	2.60	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.00	%(i)	1.00%	1.00%	1.00%	1.00	%(i)
Waiver/Reimbursement	0.31	%(i)	0.26%	0.22%	0.59%	13.23	%(i)
Net investment income (loss) (g)	2.96	%(i)	(0.18)%	0.55%	0.93%	(1.00	)%(i)
Portfolio turnover rate	2	%(f)	20%	3%	1%	—
Net assets, end of period (000s)	$4,289		$3,043	$7,490	$5,960	$1,176

(a)	Class B shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Does not include expenses of the investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class C Shares	2009		2009	2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$5.42		$11.08	$11.66	$10.25	$10.00

Income from Investment Operations:
Net investment income (loss) (b)	0.10		(0.02)	0.07	0.10	(0.01)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.58		(5.08)	0.11	1.60	0.26

Total from investment operations	2.68		(5.10)	0.18	1.70	0.25

Less Distributions to Shareholders:
From net investment income	(0.02)		—	(0.06)	(0.01)	—
From net realized gains	—		(0.56)	(0.70)	(0.28)	—

Total distributions to shareholders	(0.02)		(0.56)	(0.76)	(0.29)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(c)	—		—	—	—	—

Net Asset Value, End of Period	$8.08		$5.42	$11.08	$11.66	$10.25
Total return (d)(e)	49.50	%(f)	(48.39)%	0.94%	16.61%	2.50	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.00	%(i)	1.00%	1.00%	1.00%	1.00	%(i)
Waiver/Reimbursement	0.31	%(i)	0.26%	0.22%	0.59%	13.23	%(i)
Net investment income (loss) (g)	2.98	%(i)	(0.19)%	0.60%	0.88%	(1.00	)%(i)
Portfolio turnover rate	2	%(f)	20%	3%	1%	—
Net assets, end of period (000s)	$11,707		$9,087	$27,656	$21,210	$3,140

(a)	Class C shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Does not include expenses of the investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class R Shares	2009		2009	2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$5.47		$11.12	$11.68	$10.26	$10.00

Income from Investment Operations:
Net investment income (loss) (b)	0.16		0.02	0.15	0.16	(0.01)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.54		(5.11)	0.09	1.59	0.27

Total from investment operations	2.70		(5.09)	0.24	1.75	0.26

Less Distributions to Shareholders:
From net investment income	(0.06)		—	(0.10)	(0.05)	—
From net realized gains	—		(0.56)	(0.70)	(0.28)	—

Total distributions to shareholders	(0.06)		(0.56)	(0.80)	(0.33)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(c)	—		—	—	—	—

Net Asset Value, End of Period	$8.11		$5.47	$11.12	$11.68	$10.26
Total return (d)(e)	49.56	%(f)	(48.12)%	1.48%	17.09%	2.60	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	0.50	%(i)	0.50%	0.50%	0.50%	0.50	%(i)
Waiver/Reimbursement	0.31	%(i)	0.26%	0.22%	0.59%	13.23	%(i)
Net investment income (loss) (g)	4.69	%(i)	0.26%	1.22%	1.46%	(0.50	)%(i)
Portfolio turnover rate	2	%(f)	20%	3%	1%	—
Net assets, end of period (000s)	$27		$26	$44	$12	$10

(a)	Class R shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Does not include expenses of the investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,			Period Ended March 31,
Class Z Shares	2009		2009	2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$5.52		$11.16	$11.70	$10.26	$10.00

Income from Investment Operations:
Net investment income (b)	0.14		0.07	0.23	0.12	—	(c)
Net realized and unrealized gain (loss) on investments and capital gains distributions received	2.60		(5.15)	0.08	1.69	0.26

Total from investment operations	2.74		(5.08)	0.31	1.81	0.26

Less Distributions to Shareholders:
From net investment income	(0.10)		—	(0.15)	(0.09)	—
From net realized gains	—		(0.56)	(0.70)	(0.28)	—

Total distributions to shareholders	(0.10)		(0.56)	(0.85)	(0.37)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(c)	—		—	—	—	—

Net Asset Value, End of Period	$8.16		$5.52	$11.16	$11.70	$10.26
Total return (d)(e)	49.99	%(f)	(47.84)%	2.03%	17.69%	2.60	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	—		—	—	—	—
Waiver/Reimbursement	0.31	%(i)	0.26%	0.22%	0.59%	13.23	%(i)
Net investment income (g)	3.99	%(i)	0.83%	1.89%	0.93%	—	%(i)(j)
Portfolio turnover rate	2	%(f)	20%	3%	1%	—
Net assets, end of period (000s)	$78,873		$58,268	$89,568	$31,029	$316

(a)	Class Z shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Does not include expenses of the investment companies in which the Portfolio invests, if these expenses were included, the expense ratios would have been higher.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Notes to Financial Statements – Columbia Masters International Equity Portfolio

September 30, 2009 (Unaudited)

Note 1. Organization

Columbia Masters International Equity Portfolio (the “Portfolio”), a series of Columbia Funds Series Trust (the “Trust”), is a diversified portfolio. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Investment Objective

The Portfolio seeks capital appreciation. The Portfolio generally invests in Class Z shares of Columbia Multi-Advisor International Equity Fund and Columbia Acorn International (the “Underlying Funds”). The Underlying Funds are advised by Columbia Management Advisors, LLC (“Columbia”) or its affiliates.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares, and the Portfolio offers five classes of shares: Class A, Class B, Class C, Class R and Class Z. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Portfolio no longer accepts investments from new or existing investors in the Portfolio’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Portfolio, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Portfolio’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year financial statement presentation.

Management has evaluated the events and transactions that have occurred through November 20, 2009, the date the financial statements were issued, and except as disclosed in Note 11, and noted no items requiring adjustment of the financial statements or additional disclosures except as disclosed.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include

16

Columbia Masters International Equity Portfolio

September 30, 2009 (Unaudited)

management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Portfolio and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Portfolio are charged to the Portfolio.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolio should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually for the Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from GAAP.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2009 was as follows:

Ordinary Income*	$49,988
Long-Term Capital Gains	13,037,752

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$3,772,957
Unrealized depreciation	(52,215,992)
Net unrealized depreciation	$(48,443,035)

The following capital loss carryforwards, determined as of March 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$4,980,942

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Columbia Masters International Equity Portfolio

September 30, 2009 (Unaudited)

Management is required to determine whether a tax position of the Portfolio is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Portfolio is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”) provides investment advisory services to the Portfolio. In rendering investment advisory services to the Portfolio, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. The Portfolio does not pay any fee to Columbia for its investment advisory services.

BOA entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction (“Transaction”) includes a sale of the part of the asset management business that advises long-term mutual funds, including the Portfolio. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation from the Portfolio for its administrative services.

Pricing and Bookkeeping Fees

The Portfolio has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolio. The Portfolio has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

The Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolio and credits

18

Columbia Masters International Equity Portfolio

September 30, 2009 (Unaudited)

(net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Portfolio’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2009, no minimum account balance fees were charged by the Portfolio.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Portfolio’s shares. For the six month period ended September 30, 2009, the Distributor has retained net underwriting discounts of $1,516 on the sale of the Portfolio’s Class A shares and received net CDSC fees of $5,959 and $397 on Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Portfolio, a distribution plan for the Class R shares of the Portfolio and a combined distribution and shareholder servicing plan for the Class A shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments for the shareholder servicing plans are made at an annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares. Payments for the distribution plans are made at an annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares and 0.50% annually of the average daily net assets attributable to the Class R shares. The Portfolio’s Class A shares pay a combined distribution and service fee at an annual rate of 0.25% pursuant to the Portfolio’s combined servicing and distribution plan for Class A shares. Payments under the plans are charged as expenses directly to the applicable share class.

Fee Waivers and Expense Reimbursements

Columbia has contractually agreed to bear a portion of the Portfolio’s expenses through July 31, 2010, so that the Portfolio’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that this expense limitation will continue after July 31, 2010.

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Portfolio’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” on the Statement of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These

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credits are recorded as part of expense reductions on the Statement of Operations. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended September 30, 2009, these custody credits reduced total expenses by less than $1 for the Portfolio.

Note 6. Portfolio Information

For the six month period ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Portfolio were $2,961,917 and $17,576,747, respectively.

Note 7. Redemption Fees

The Portfolio may impose a 2.00% redemption fee on the proceeds of fund shares that are redeemed within 60 days of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of fund shares. The redemption fees, which are retained by the Portfolio, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. For the six month period ended September 30, 2009, the redemption fees for Class A, Class B, Class C, and Class Z of the Portfolio amounted to $140, $10, $28, and $183, respectively.

Note 8. Line of Credit

The Portfolio and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Portfolio’s borrowing limit set forth in the Portfolio’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2009, the Portfolio did not borrow under these arrangements.

Note 9. Shares of Beneficial Interest

As of September 30, 2009, 48.9% of the Portfolio’s shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. On that date, no other shareholder owned more than 5% of the outstanding shares of the Portfolio.

As of September 30, 2009, the Portfolio had one shareholder that held 24.2% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion. On that date, no other shareholder owned more than 5% of the outstanding shares of the Portfolio.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

Note 10. Significant Risks and Contingencies

Allocation Risk

The Portfolio uses an asset allocation strategy in pursuing its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio to under-perform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

Investing in Other Funds Risk

The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities investing in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by the Portfolio, redemptions by other investors in the Underlying Funds could result in decreased economies of scale and increased operating expenses for the Portfolio. In addition, Columbia has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to Columbia, such fees could result in Columbia having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio’s investments allocated to each Underlying Fund.

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September 30, 2009 (Unaudited)

Smaller Company Securities Risk

Securities of small- or mid-capitalization companies (“smaller companies”) may have a higher potential for gains than securities of large-capitalization companies but also may involve more risk. Smaller companies may be more vulnerable to market downturns and adverse economic events than larger, more established companies because smaller companies may have more limited financial resources and business operations. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies.

Value Securities Risk

Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments that have caused the securities to be potentially undervalued. There is the risk that the market value of a portfolio security may not meet Columbia’s future value assessment of that security. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities at times may not perform as well as growth securities or the stock market in general.

Foreign Securities Risk

Certain Underlying Funds invest in foreign securities which involves certain additional risks. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments or foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities. Investments in emerging market countries are subject to additional risk as these countries are more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were

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transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 11. Subsequent Events

On October 15, 2009, the committed line of credit discussed in Note 8 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Effective January 1, 2010, the annual rate the Transfer Agent receives for the services discussed in Note 4 will change to $22.36 per open account.

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Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Masters International Equity Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website, www.columbiamanagement.com.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a portfolio, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

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One Financial Center

Boston, MA 02111-2621

Columbia Masters International Equity Portfolio

Semiannual Report, September 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/24712-0909(11/09) 09/95448

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 20, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 20, 2009